N-2 - USD ($)		Aug. 31, 2023	Jul. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001676197
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		Apollo Diversified Credit Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Class A	Class C	Class I	Class L
Maximum Sales Load (as a percent of offering price)	5.75%	None	None	4.25%
Contingent Deferred Sales Charge 1	None	1.00%	None	None
1	Class C shareholders may be subject to a contingent deferred sales charge on shares repurchased during the first 365 days after their purchase.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees 2	1.50%	1.50%		1.50%	1.50%
Other Expenses	1.14%	1.89%		0.89%	1.37%
Shareholder Servicing Expenses	0.25%	0.25%		None	0.25%
Distribution Fee	None	0.75	% 3	None	0.25	% 3
Remaining Other Expenses 4	0.89%	0.89%		0.89%	0.87%
Interest Expense on Borrowing	1.11%	1.11%		1.11%	1.11%
Acquired Fund Fees and Expenses	0.01%	0.01%		0.01%	0.01%
Total Annual Expenses 2,5	3.76%	4.51%		3.51%	3.99%
Fee Waiver and Reimbursement	(0.40)%	(0.40)%		(0.40)%	(0.38)%
Total Annual Expenses (after fee waiver and reimbursement)	3.36%	4.11%		3.11%	3.61%
1	Class C shareholders may be subject to a contingent deferred sales charge on shares repurchased during the first 365 days after their purchase.
2	The “ Management Fees ” and “ Total Annual Expenses ” have been adjusted to reflect the decrease in the management fee from 1.85% to 1.50% effective August 24, 2022.
3
Class
 C shares and
Class
 L
shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class
 C shares and
Class
 L
shares. The Distribution Fee is payable on a monthly basis. See
“
Plan of Distribution.
”

4	CLO expenses are not included in the Other Expenses . If such expenses were included, they would be approximately 0.01% of the Fund ’ s net assets.
5
The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 2.25%, 3.00%, 2.00% and 2.50% per annum of the Fund
’
s average daily net assets attributable to Class
 A, Class
 C,
Class
 I and Class
 L
shares, respectively. In consideration of the Adviser
’
s agreement to limit the Fund
’
s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1)
 the reimbursement for fees and expenses will be made only if payable not more than three years from the date on which they were incurred; and (2)
 the reimbursement may not be made if it would cause the lesser of the
Expense Limitation
in place at the time of waiver or at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain in effect at least through April
 30, 2024, unless and until the
Board
approves its modification or termination. This agreement may be terminated only by the
Board
on 60 days
’
written notice to the Adviser. The Expense Limitation Agreement may be renewed at the
Adviser
’
s and Board
’
s
discretion. See
“
Management of the Fund.
”
The total annual expenses in this fee table is different from the ratio of expenses to average net assets given in the
Financial Highlights
, because the
Financial Highlights
do not include acquired fund fees and expenses.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return (the example assumes the Fund’s Expense Limitation Agreement will remain in effect for only one year):

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$89	$162	$237	$432
Class C	$41	$133	$225	$460
Class I	$31	$104	$179	$375
Class L	$77	$156	$235	$442

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged, shares earn a 5% annual return (the example assumes the Fund’s Expense Limitation Agreement will remain in effect for only one year), and you redeemed your shares in full at the end of such period.

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$89	$162	$237	$432
Class C*	$51	$133	$225	$460
Class I	$31	$104	$179	$375
Class L	$77	$156	$235	$442

*
If the Contingent Deferred Sales Charge applies. See “Contingent Deferred Sales Charge” under “Quarterly Repurchases of Shares.” If the Contingent Deferred Sales Charge does not apply, the hypothetical expenses you would pay on $1,000 investment in Class
 C shares would be $34, assuming annual expenses attributable to shares remain unchanged, shares earn a 5% annual return, and you redeemed your shares in full at the end of the 1 Year period.

Basis of Transaction Fees, Note [Text Block]		as a percent of offering price
Other Expenses, Note [Text Block]		CLO expenses are not included in the Other Expenses . If such expenses were included, they would be approximately 0.01% of the Fund ’ s net assets.
Management Fee not based on Net Assets, Note [Text Block]		The “ Management Fees ” and “ Total Annual Expenses ” have been adjusted to reflect the decrease in the management fee from 1.85% to 1.50% effective August 24, 2022.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES
Investment Objective and Policies
The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets.
As described in greater detail below, the Fund will take a “multi-asset” approach across private and public credit markets that is centered around five key strategy pillars: (1) corporate direct lending, (2) asset backed lending, (3) performing credit, (4) dislocated credit and (5) structured credit.
Corporate Direct Lending.
The corporate direct lending pillar (“Corporate Direct Lending”) seeks to capitalize on a robust opportunity to provide a streamlined solution for large corporate issuers through directly originated first lien, senior secured or unitranche term loans. The Fund believes a combination of secular and cyclical drivers are giving rise to a whitespace that exists between the broadly syndicated markets and traditional middle market direct lending, creating demand for large scale
origination solutions among corporate issuers
 with generally more than $75 million in earnings before interest, taxes, depreciation and amortization (“EBITDA”).
In recent years, businesses of increasing size have demonstrated a preference to fund growth in the private markets, a trend that has been enabled in part by the unprecedented growth in private equity.
The Fund believes that the privatization of the broadly syndicated loan market is a corollary to the privatization of equity markets, as forgoing onerous and often uncertain loan syndication processes in favor of private, directly originated financing solutions can be a compelling value proposition for many large issuers. While private credit and middle market direct lending have grown significantly following the 2008 financial crisis, the Fund believes there is a dearth of available alternative financing solutions for large corporate issuers.
The Fund believes that by leveraging its robust networks and proprietary relationships, cycle-tested investing experience and range of expertise across credit, it is well-positioned to be a first mover in large corporate direct lending. Due to the breadth and scale of Apollo’s capital base, the Fund believes that
Sub-Adviser-managed
funds and clients are poised to underwrite and commit to large transactions, streamlining the execution process for borrowers and enabling them to interface with a single counterparty versus a large, fragmented lender group. Additionally, the Fund’s underwriting and structuring ability coupled with company and sector-specific insights across the
Sub-Adviser’s
platform will enable the Fund to embrace complexity and provide bespoke capital solutions tailored to borrowers’ unique financing needs. Given the
Sub-Adviser’s
first-mover advantage, the Fund believes the Corporate Direct Lending pillar will stand to exercise a high degree of credit selectivity as well as drive terms and rigorous structural protections to generate attractive risk-adjusted returns.
Additionally, this pillar may
include opportunities within
credit secondaries
and middle market direct lending
based on prevailing market conditions or idiosyncratic circumstances.
As private credit continues to expand from both
end-investor
demand and issuer preferences for alternative sources of financing, the Fund believes the opportunity for credit secondaries will grow in tandem to address liquidity or other portfolio management needs from underlying investors. With the
Sub-Adviser’s
robust database of issuers and vast network of relationships with shareholders and syndication counterparties, the Fund believes it is a natural buyer of a diverse pool of credit secondaries across vintages, managers, industries, geographies and underlying strategies. In addition, the
Sub-Adviser’s
scope of credit expertise advantageously positions the Fund to identify and underwrite opportunities which offer an attractive current yield with embedded downside protection.
Asset-Backed Lending
. The asset-backed lending pillar (“Asset-Backed Lending”) is expected to enable agile deployment into origination and propriety sourcing channels across a broad mandate of asset-backed investments, with a focus on investments collateralized by tangible assets.
This strategy pursues a broad mandate of asset-backed products on an opportunistic basis. In this strategy, the
Sub-Adviser
seeks to originate, securitize and structure new and mispriced opportunities across the asset-backed and structured debt ecosystem, focusing on large, diversified pools of hard assets and/or contracted cashflows, further enhanced by equity investments in Apollo origination platforms. Asset-backed investments may deliver differentiated risk/return profiles versus other private credit assets, exhibiting inherent downside protection from interest rate and inflationary risks and generally low correlation of credit performance versus traditional corporate credit portfolios. In particular, the Fund seeks to invest across a diversified portfolio of asset-backed opportunities, including inventory and receivables, consumer, infrastructure debt, real estate debt, fleet leasing, and other select financial asset and structured debt opportunities. The
Sub-Adviser
believes asset-backed products can provide investors with exposure to diversified portfolios of high-quality whole loans, bonds and platform equity investments at higher yields than direct investments in the underlying assets by capturing attractive complexity and illiquidity premium.
While the marketplace often misunderstands the relative value of asset-backed finance given the complexity of the asset class, the Fund believes the breadth and scale of the
Sub-Adviser’s
platform, coupled with the Fund’s vast network of relationships with banks, management teams, sponsors and intermediaries, positions the Fund with differentiated access and insights to uncover value. The Fund seeks to be a setter of both price and terms and, where appropriate, to originate what the
Sub-Adviser
believes are attractive risk-adjusted opportunities rather than purchasing what is on offer in an environment that is increasingly pushing investors toward additional risk. Further, the Fund believes that asset-backed finance, at its core, is a credit product and that the
Sub-Adviser’s
deep sector, asset and structural expertise enables comprehensive diligence on all prospective investments, including assessment of underlying collateral, structural features and legal documentation. The asset-backed finance analysts, where applicable, leverage the industry work and investment experience of the corporate credit team as the
Sub-Adviser
believes the ability to speak across capital structures drives both proprietary sourcing and bespoke structuring for asset-backed finance opportunities.
Given the
Sub-Adviser’s
demonstrated track record of augmenting its existing credit offerings by adding specialized products and strategies to address market inefficiencies as they are identified, the Fund will stand ready to lean into new credit opportunities, if and when they become available.
Performing Credit.
The performing credit pillar (“Performing Credit”) primarily pursues liquid, performing senior secured corporate credit to generate total return. Performing Credit utilizes a targeted investment approach with a focus on top of the capital structure assets, tactically shifting its allocations across the broadly syndicated market to capture market upside while mitigating downside risk across varying market conditions. The Fund will look to identify credits with attractive trading technicals which the Fund views as offering disproportionate yield relative to the risk associated with the issuer. Frequently, these investment opportunities capitalize on pricing inefficiencies between companies, industries or rating categories due to a misunderstood credit story. The Fund will also seek out high-conviction credits where the Fund believes an upcoming event, such as a refinancing, maturity, covenant breach, initial public offering or asset sale, will serve as a catalyst for an attractive risk-adjusted return. In the Fund’s view, value-oriented credit selection with emphasis on downside protection is paramount and the most powerful determinant of performance across all market environments. Performing Credit seeks to identify fundamentally sound investments in companies with low leverage, sustainable competitive advantage, high free cash flow and strong management teams, all of which the Fund believes provide incremental downside protection. Furthermore, the Performing Credit pillar prudently applies low-cost
leverage, typically ranging between 0.5x to 1.5x under normal conditions, to mute downside participation and produce attractive upside capture as well as macro hedges to mitigate tail-risk and generate stability in the event of adverse market volatility.
Dislocated Credit.
The dislocated credit pillar (“Dislocated Credit”) seeks to use contingent capital to pursue dislocated credit opportunities within the whitespace that exists between traditional passive and distressed-for-control
investment mandates. With the growth of passive investing and daily liquid credit funds, the Fund has observed heightened fragility within the credit markets wherein vehicles, such ETFs and open-ended mutual funds, are characterized by asset/liability mismatches which create vacuums of illiquidity during periods of market stress. During such periods, the Fund sees high-quality, fundamentally sound assets across the credit spectrum sell-off
due to technical and/or
non-fundamental
reasons, frequently from indiscriminate sellers who forgo optimal pricing to offload risk quickly and bolster liquidity. Often, these stressed, but performing credits do not meet return targets for distressed mandates, allowing the
Sub-Adviser
to be a provider of liquidity when passive investors come to market. Dislocated Credit will seek to scale deployment during periods of material spread widening given capital deployment during periods of volatility has historically resulted in attractive
risk-adjusted
returns
.
The Dislocated Credit pillar relies on intense active management to facilitate agility during short-term and often unpredictable bouts of market dislocation. Significant trading activity across the
Sub-Adviser’s
platform affords differentiated access during periods of market forced selling. In the Fund’s view, effectively capitalizing on these short windows of volatility requires the specialized asset expertise and sector specialization of the Fund’s deep bench of investment professionals. The Fund’s investment approach focuses on prudent credit selection, emphasizing highly defensible, top of the capital structure investments with strong cash flows, significant asset coverage and other downside protections. Furthermore, given the adjacency of Dislocated Credit to the
Sub-Adviser’s
hedge fund research engine, the investment team maintains a target list of opportunities to purchase if/when volatility occurs enabling quick and decisive action.
Structured Credit.
The structured credit pillar (“Structured Credit”) pursues a broad mandate of structured credit products on an opportunistic basis. The Fund seeks out high-quality structured credit opportunities of various asset types, vintages, maturities, jurisdictions and capital structure priorities. In particular, the Fund looks to invest in debt and equity tranches of CLOs, CMBS, RMBS, consumer and commercial ABS, whole loans and regulatory capital relief transactions. The Fund believes structured credit products can provide investors with exposure to diversified portfolios of high-quality loans, bonds and other similar instruments at higher yields than direct investments in the underlying assets by capturing attractive complexity and illiquidity premium.
While the marketplace often misunderstands the relative value between different structured credit securities given the complexity of the asset class, the Fund believes the breadth and scale of the
Sub-Adviser’s
platform, coupled with the Fund’s vast network of relationships with banks, management teams, sponsors and intermediaries, positions the Fund with differentiated access and insights to uncover value. The Fund seeks to be a setter of both price and terms and, where appropriate, to originate what we believe are attractive risk-adjusted opportunities rather than purchasing what is on offer in an environment that is increasingly pushing investors toward additional risk. Further, the Fund believes that structured credit, at its core, is a credit product and that the
Sub-Adviser’s
deep sector, asset and structural expertise enables comprehensive diligence on all prospective investments, including assessment of underlying collateral, structural features and legal documentation. The structured credit analysts, where applicable, leverage the industry work of the corporate credit team where the
Sub-Adviser
believes that
credit-by-credit
analysis provides a distinct research advantage and drives incremental downside protection.
Investment Strategies
Across these five key strategy pillars, the Fund expects to opportunistically deploy capital as appropriate investment opportunities are identified, dynamically pivoting across the five key strategy pillars in an effort to capitalize on differences in relative value between asset classes. The Fund does not plan to target an explicit allocation to each pillar. Instead, allocations will be informed by the market conditions and the risk-adjusted opportunity set available. For example, during periods of market stress, the Fund will look to scale deployment in Dislocated Credit, purchasing stressed, performing assets which sell-off
for
non-economic
reasons. During periods of relatively lower volatility, the Fund expects to find investments that are more idiosyncratic in nature and which fall within the Corporate Direct Lending, Asset-Backed Lending, Performing Credit and Structured Credit strategies.
In executing its multi-asset approach, the Fund will pursue a credit strategy focusing on high conviction credit opportunities and investment themes, including high-yield bonds, senior loans (including covenant-lite loans), structured credit, emerging markets debt, and convertibles, inclusive of publicly traded and private companies. High-conviction opportunities are investment opportunities that fall within the Fund’s investment strategy, which are identified by the
Sub-Adviser
based using its holistic,
bottom-up
proprietary research and credit analysis, including analysis of fundamental, valuation, technical and other market factors. Generally, “high conviction” refers to investments that the Fund may hold in smaller numbers and for longer periods than a fund that invests more broadly and for shorter periods, or that seeks to track an index.
The Fund will seek to invest tactically across credit strategies employed by the
Sub-Adviser
in order to capitalize on both near and longer-term relative value opportunities. The Fund intends to identify relative value opportunities by assessing an investment based on the risk reward relationship along with the interaction between a variety of differentiating factors: income, maturity, seniority, structure, collateral, liquidity, geopolitical, and other relevant factors.
The
Sub-Adviser’s
credit platform encompasses a broad array of credit strategy groups that invest in public and private corporate credit instruments across the liquidity spectrum, including high yield bonds and “structured credit.” High-yield bonds are also referred to as “below-investment grade rated securities” or “junk bonds,” as described in this prospectus. Structured credit may include CLOs, CMBS and other asset-backed securities.
The Fund intends to invest primarily in U.S. markets, but will also target European and certain other developed markets based on liquidity and other relative value considerations.
The Fund believes that by leveraging Apollo’s extensive history and expertise investing across the spectrum of credit, as well as the incumbency afforded by the broad reach of its approximately $450 billion credit platform as of June 30, 2023, the Fund is well-positioned to capitalize on a continually evolving market landscape and dynamically pivot to the most attractive risk-adjusted investment opportunities.
To the extent consistent with the applicable liquidity requirements for interval funds under Rule
23c-3
of the 1940 Act, the Fund may invest without limit in illiquid investments.
It is expected that the Fund normally will have a short average portfolio duration (i.e., within a 1
1
/
2
to
3-year
range), as calculated by the
Sub-Adviser,
although it may be shorter or longer at any time or from time to time depending on market conditions and other factors. While the Fund seeks to maintain a short average portfolio duration, there is no limit on the maturity or duration of any individual security in which the Fund may invest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The Fund’s duration strategy may entail maintaining a negative average portfolio duration from time to time, which would potentially benefit the portfolio in an environment of rising market interest rates but would generally adversely impact the portfolio in an environment of falling or neutral market interest rates.
Some of the credit instruments in which the Fund invests may be rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Credit investments rated below investment grade are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Because of the risks associated with investing in high-yield securities, an investment in the Fund should be considered speculative. Some of the credit instruments will have no credit rating at all.
The Fund will invest, under normal market conditions, at least 80% of its Managed Assets in credit related investments, including, but not limited to, fixed income securities (investment grade debt and high-yield-debt), floating rate securities (senior loans or structured credit) and other debt instruments and in derivatives (futures, forward contracts, foreign currency exchange contracts, call and put options, selling or purchasing credit default swaps, and total return swaps) and other instruments that have economic characteristics similar to such securities or investments (the “80% Policy”). The Fund may invest in investment grade and below-investment grade rated debt instruments and securities of sovereign and quasi-sovereign issuers, including debt issued by national, regional or local governments and other agencies. The Fund may invest in securities denominated in U.S. dollars or in other foreign currencies.
The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.
Investment Objective and Policies
The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets.
The Fund pursues its investment objective through a “multi-asset” approach across private and public credit markets that is centered around five key strategy pillars: (1) corporate direct lending, (2) asset-backed lending, (3) performing credit, (4) dislocated credit and (5) structured credit.

•
The corporate direct lending pillar targets large
scale
corporate
 origination
and sponsor-backed issuers utilizing Apollo’s proprietary sourcing channel, primarily focused on first lien, senior secured and unitranche loans. This may include opportunities within credit secondaries and middle market direct lending.

•
The asset-backed lending pillar is expected to enable agile deployment into origination and propriety sourcing channels across a broad mandate of asset-backed investments, with focus on investments collateralized by tangible assets.

•	The performing credit pillar primarily pursues liquid, performing senior secured corporate credit to generate total return.

•
The dislocated credit pillar seeks to use contingent capital to pursue “dislocated” credit opportunities (e.g., stressed, performing assets across the credit spectrum that sell-off
due to technical and/or
non-fundamental
reasons) in between traditional, passive investment mandates and
“distressed-for-control”
investment mandates.

•
The structured credit pillar seeks out high-quality structured credit opportunities of various asset types, vintages, maturities, jurisdictions and capital structure priorities, including debt and equity tranches of collateralized loan obligations (“CLOs”), commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), consumer and commercial asset backed securities (“ABS”), whole loans and regulatory capital relief transactions.

In executing its multi-asset approach, the Fund will pursue a credit strategy focusing on high conviction credit opportunities and investment themes, including high-yield bonds, senior loans (including covenant-lite loans), structured credit, emerging markets debt, and convertibles, inclusive of publicly traded and private companies. High-conviction opportunities are investment opportunities that fall within the Fund’s investment strategy, which are identified by the
Sub-Adviser
based using its holistic,
bottom-up
proprietary research and credit analysis, including analysis of fundamental, valuation, technical and other market factors. Generally, “high conviction” refers to investments that the Fund may hold in smaller numbers and for longer periods than a fund that invests more broadly and for shorter periods, or that seeks to track an index.
The Fund will seek to invest tactically across credit strategies employed by the
Sub-Adviser
in order to capitalize on both near and longer-term relative value opportunities. The Fund intends to identify relative value opportunities by assessing an investment based on the risk reward relationship along with the interaction between a variety of differentiating factors: income, maturity, seniority, structure, collateral, liquidity, geopolitical, and other relevant factors.
The Fund believes that by leveraging Apollo’s extensive history and expertise investing across the spectrum of credit, as well as the incumbency afforded by the broad reach of its approximately $450 billion credit platform as of June 30, 2023, the Fund is well-positioned to capitalize on a continually evolving market landscape and dynamically pivot to the most attractive risk-adjusted investment opportunities.
An affiliate of the Adviser has received an exemptive order from the SEC that permits the Fund, among other things, to co-invest
with certain other persons, including certain affiliates of the Adviser and
Sub-Adviser
and certain funds managed and controlled by the
Sub-Adviser
and its affiliates, subject to certain terms and conditions.
Pursuant to such order, the Board of Trustees (the “Board” or the “Trustees”) may establish objective criteria (“Board Criteria”) clearly defining co-investment
opportunities in which the Fund will have the opportunity to participate with one or more listed or private Apollo-managed regulated funds or business development companies, including the Fund (the “Apollo Regulated Funds”), and other private Apollo funds that target similar assets. If an investment falls within the Board Criteria, Apollo must offer an opportunity for the Apollo Regulated Funds to participate. The Apollo Regulated Funds may determine to participate or not to participate, depending on whether Apollo determines that the investment is appropriate for the Apollo Regulated Funds (e.g., based on investment strategy). The co-investment
would generally be allocated to the Fund, any other Apollo Regulated Funds, and the other Apollo funds that target similar assets pro rata based on available capital in the applicable asset class. If the
Sub-Adviser
determines that such investment is not appropriate for the Fund, the investment will not be allocated to the Fund, but the
Sub-Adviser
will be required to report such investment and the rationale for its determination for us to not participate in the investment to the Board at the next quarterly board meeting. The Board has established Board Criteria applicable to the Fund.
Investment Strategy
The Fund will invest, under normal market conditions, at least 80% of its Managed Assets in debt securities, including, but not limited to, credit-related investments such as fixed income securities (investment grade debt and high-yield-debt), floating rate securities (senior loans or structured credit) and other debt instruments and in derivatives (futures, forward contracts, foreign currency exchange contracts, call and put options, selling or purchasing credit default swaps, and total return swaps) and other instruments that have economic characteristics similar to such securities or investments (the “80% Policy”). The Fund may invest in investment grade and below-investment grade rated debt instruments and securities of sovereign and quasi-sovereign issuers, including debt issued by national, regional or local governments and other agencies. The Fund may invest in securities denominated in U.S. dollars or in other foreign currencies.
The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.
“Managed Assets” means net assets plus the amount of any borrowings and the liquidation preference of any preferred shares that may be outstanding.
The
Sub-Adviser’s
credit platform encompasses a broad array of credit strategy groups that invest in public and private corporate credit instruments across the liquidity spectrum, including high yield bonds and “structured credit.” High-yield bonds are also referred to as “below-investment grade rated securities” or “junk bonds,” as described in this prospectus. Structured credit may include CLOs, CMBS and other asset-backed securities.
The Fund intends to invest primarily in U.S. markets, but will also target European and certain other developed markets based on liquidity and other relative value considerations.
To the extent consistent with the applicable liquidity requirements for interval funds under Rule
23c-3
of the 1940 Act, the Fund may invest without limit in illiquid investments.
It is expected that the Fund normally will have a short average portfolio duration (i.e., within a 1
1
/
2
to
3-year
range), as calculated by the
Sub-Adviser,
although it may be shorter or longer at any time or from time to time depending on market conditions and other factors. While the Fund seeks to maintain a short average portfolio duration, there is no limit on the maturity or duration of any individual security in which the Fund may invest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The Fund’s duration strategy may entail maintaining a negative average portfolio duration from time to time, which would potentially benefit the portfolio in an environment of rising market interest rates but would generally adversely impact the portfolio in an environment of falling or neutral market interest rates.
Some of the credit instruments in which the Fund invests may be rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Credit investments rated below investment grade are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Because of the risks associated with investing in high-yield securities, an investment in the Fund should be considered speculative. Some of the credit instruments will have no credit rating at all.

Risk Factors [Table Text Block]
RISK FACTORS
An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund, you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisers before deciding whether to invest in the Fund.
Risks Related to an Investment in the Fund
Investment and Market Risk.
An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s Common Shares represents an indirect investment in the Fund’s portfolio of debt instruments, other securities, and derivative investments, and the value of these investments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Fund’s Common Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.
All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved. The Fund may utilize investment techniques, such as leverage and swaps, which can in certain circumstances increase the adverse impact to which the Fund’s investment portfolio may be subject.
Repurchase Offers Risks.
The Fund is an interval fund and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash, cash from the sale of Common Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by (i) holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and (ii) holding back (i.e., not investing) cash from the sale of Common Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect holders of Common Shares who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.
If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Common Shares as of the date the repurchase offer ends (the “Repurchase Request Deadline”). In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will generally be a taxable event to common shareholders.
General Market Conditions Risk.
Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of the global credit markets, periods of reduced liquidity, greater volatility, general volatility of credit spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global credit market conditions have episodically adversely affected the market values of equity, fixed-income and other securities and this volatility may continue and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain, but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.
The Fund may invest in securities of publicly traded companies. Securities markets in certain countries in which the Fund may invest are fragmented, smaller, less liquid and more volatile than the securities markets of the United States and certain other developed countries. Securities markets in the countries in which the Fund may invest have, in the past, experienced substantial price volatility that could have an adverse impact on the value of the Fund’s investments that consist of securities. Periods of economic and political uncertainty may result in further volatility in the value of such investments. As a result, there may be greater volatility than the volatility that could be expected by investors in comparable securities traded in U.S. securities markets. There can be no assurance that the Fund’s investments will not be sold at prices below their acquisition costs.
Major public health issues, such as
COVID-19,
have at times, and may in the future impact the Fund. The
COVID-19
pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the
COVID-19
pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments.
COVID-19,
or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.
In early 2022, Russia commenced a military invasion of Ukraine. In response, countries worldwide, including the United States, have imposed sanctions against Russia on certain businesses and individuals, including, but not limited to, those in the banking, import and export sectors. This invasion has led to, and for an unknown period of time, may continue to lead to, disruptions in local, regional, national, and global markets and economies. The invasion of Ukraine has caused, and may continue to cause, political, social, and economic disruptions and uncertainties as well as material increases in certain commodity prices that may affect the Fund’s business operations or the business operations of portfolio companies.
Furthermore, a counterparty’s ability to meet or willingness to honor its financial obligations, including its ability to extend credit or otherwise to transact with the Fund or a portfolio company or issuer to which the Fund makes a loan or in which the Fund invests directly may be negatively impacted. Current conditions may affect how counterparties interpret their obligations (and the Fund’s obligations) pursuant to counterparty arrangements such that the applicability, or lack thereof, of force majeure or similar provisions could also come into question and ultimately could work to the detriment of the Fund. These circumstances also may hinder the
Sub-Adviser’s,
the Fund’s and/or a portfolio companies’ ability to conduct their affairs and activities as they normally would, including by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing their ability to make accurate and timely projections of financial performance.
While the
Sub-Adviser
expects that the current environment will yield attractive investment opportunities for the Fund, the investments made by the Fund are expected to be sensitive to the performance of the overall economy. General fluctuations in the market prices of securities and interest rates may affect the value of portfolio investments or increase the risks associated with an investment in the Fund. There can be no assurances that conditions in the global financial markets will not change to the detriment of the Fund’s investments and investment strategy. The continuing negative impact on economic fundamentals and consumer and business confidence would likely further increase market volatility and reduce liquidity, both of which could adversely affect the access to capital, ability to utilize leverage or overall performance of the Fund or one or more of its portfolio companies and these or similar events may affect the ability of the Fund to execute its investment strategy.
Portfolio Turnover Risk.
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to common shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See “The Fund’s Investments—Investment Policies—Portfolio Turnover” and “Tax Considerations.”
Anti-Takeover Provisions.
The Fund’s Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end
status. See “Anti-Takeover Provisions in the Declaration of Trust.”
Market Disruptions.
The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships (on which the
Sub-Adviser
bases a number of its trading positions) become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk
strategies performing with unprecedented volatility and risk.
Highly Volatile Markets.
The prices of financial instruments in which the Fund may invest can be highly volatile. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.
Credit Facilities.
In the event we default under a credit facility or other borrowings, our business could be adversely affected as we may be forced to sell a portion of our investments quickly and prematurely at what may be disadvantageous prices to us in order to meet our outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
A credit facility may be backed by all or a portion of our loans and securities on which the lenders will have a security interest. We may pledge up to 100% of our assets and may grant a security interest in all of our assets under the terms of any debt instrument we enter into with lenders. We expect that any security interests we grant will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, we expect that the custodian for our securities serving as collateral for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If we were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of our assets securing such debt, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
In addition, any security interests and/or negative covenants required by a credit facility may limit our ability to create liens on assets to secure additional debt and may make it difficult for us to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if our borrowing base under a credit facility were to decrease, we may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of our assets are secured at the time of such a borrowing base deficiency, we could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on our ability to fund future investments and to make distributions.
In addition, we may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There may also be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on our business and financial condition. This could reduce our liquidity and cash flow and impair our ability to grow our business.
Shareholders May Experience Dilution.
All distributions declared in cash payable to shareholders that are participants in our distribution reinvestment plan will generally be automatically reinvested in our Common Shares. As a result, shareholders that do not participate in our distribution reinvestment plan may experience dilution over time.
Holders of our Common Shares will not have preemptive rights to any shares we issue in the future. Our charter allows us to issue an unlimited number of Common Shares. After you purchase Common Shares in this offering, our Board may elect, without shareholder approval, to: (1) sell additional shares in future offerings; (2) issue Common Shares or interests in any of our subsidiaries in private offerings; (3) issue Common Shares upon the exercise of the options we may grant to our independent directors or future employees; or (4) subject to applicable law, issue Common Shares in payment of an outstanding obligation to pay fees for services rendered to us. To the extent we issue additional Common Shares after your purchase in this offering, your percentage ownership interest in us will be diluted. Because of these and other reasons, our shareholders may experience substantial dilution in their percentage ownership of our Common Shares or their interests in the underlying assets held by our subsidiaries.
Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses.
Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. Our Declaration of Trust provides that our Trustees will not be liable to us or our shareholders for monetary damages for breach of fiduciary duty as a trustee to the fullest extent permitted by Delaware law. Our Declaration of Trust provides for the indemnification of any person to the full extent permitted, and in the manner provided, by Delaware law. In accordance with the 1940 Act, we will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
Pursuant to our Declaration of Trust and subject to certain exceptions described therein, we will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former Trustee or officer of the Fund and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (ii) any individual who, while a Trustee or officer of the Fund and at the request of the Fund, serves or has served as a trustee, officer, partner or trustee of any corporation, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity (each such person, an “Indemnitee”), in each case to the fullest extent permitted by Delaware law. Notwithstanding the foregoing, we will not provide indemnification for any loss, liability or expense arising from or out of an alleged violation of federal or state securities laws by an Indemnitee unless (i) there has been a successful adjudication on the merits of each count involving alleged securities law violations, (ii) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction, or (iii) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee and finds that indemnification of the settlement and the related costs should be made and the court considering the request for indemnification has been advised of the position of the SEC and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.
We will not indemnify an Indemnitee against any liability or loss suffered by such Indemnitee unless (i) the Fund determines in good faith that the course of conduct that caused the loss or liability was in the best interest of the Fund, (ii) the Indemnitee was acting on behalf of or performing services for the Fund, (iii) such liability or loss was not the result of (A) negligence or misconduct, in the case that the party seeking indemnification is a Trustee (other than an independent Trustee), officer, employee, controlling person or agent of the Fund, or (B) gross negligence or willful misconduct, in the case that the party seeking indemnification is an independent Trustee, and (iv) such indemnification or agreement to hold harmless is recoverable only out of assets of the Fund and not from the shareholders.
In addition, the Declaration of Trust permits the Fund to advance reasonable expenses to an Indemnitee, and we will do so in advance of final disposition of a proceeding (a) if the proceeding relates to acts or omissions with respect to the performance of duties or services on behalf of the Fund, (b) the legal proceeding was initiated by a third party who is not a shareholder or, if by a shareholder of the Fund acting in his or her capacity as such, a court of competent jurisdiction approves such advancement and (c) upon the Fund’s receipt of (i) a written affirmation by the trustee or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the Fund and (ii) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the Fund, together with the applicable legal rate of interest thereon, if it is ultimately determined that the standard of conduct was not met.
Operational Risk.
The Fund depends on the
Sub-Adviser
to develop the appropriate systems and procedures to control operational risk. Operational risks arising from mistakes made in the confirmation or settlement of transactions, from transactions not being properly booked, evaluated or accounted for or other similar disruption in the Fund’s operations, can cause the Fund to suffer financial loss, the disruption of its business, liability to clients or third parties, regulatory intervention or reputational damage. The Fund’s business is highly dependent on its ability to process, on a daily basis, a large number of transactions across numerous and diverse markets. Consequently, the Fund relies heavily on its financial, accounting and other data processing systems. The ability of its systems to accommodate an increasing volume of transactions could also constrain the Fund’s abilities to properly manage its portfolios. Shareholders are generally not notified of the occurrence of an error or the resolution of any error. Generally, the
Sub-Adviser
and its affiliates will not be held accountable for such errors, and the Fund may bear losses resulting from such errors.
Minimal Capitalization Risk.
There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. An inability to raise sufficient capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. Further, if the Fund is unable to raise sufficient capital, shareholders may bear higher expenses due to a lack of economies of scale.
Allocation Risk.
The ability of the Fund to achieve its investment objective depends, in part, on the ability of the
Sub-Adviser
to allocate effectively the Fund’s assets among the various asset types in which the Fund invests and, with respect to each such asset class, among debt securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.
Issuer Risk.
The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk.
The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The
Sub-Adviser’s
judgments about the attractiveness, value and potential appreciation of a particular sector and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.
Correlation Risk.
The Fund seeks to produce returns that are less correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.
Distribution Policy Risk.
The Fund’s distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.
Risks Related to the Fund’s Investments
Loans Risk.
Under normal market conditions, the Fund will invest in loans. The loans that the Fund may invest in include loans that are first lien, second lien, third lien or that are unsecured. In addition, the loans the Fund will invest in will usually be rated below investment grade or may also be unrated. Loans are subject to a number of risks described elsewhere in this Prospectus, including credit risk, liquidity risk, below investment grade instruments risk and management risk.
Although certain loans in which the Fund may invest will be secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal. In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. In the event of a decline in the value of the already pledged collateral, if the terms of a loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loans. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the borrower. Those loans that are under-collateralized involve a greater risk of loss.
In general, the secondary trading market for loans is not fully-developed. No active trading market may exist for certain loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell certain loans quickly or at a fair price. To the extent that a secondary market does exist for certain loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of loans.
If legislation of state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default.
If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the
Sub-Adviser,
do not represent fair value. If the Fund attempts to sell a loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the loan may be adversely affected.
The Fund may acquire loans through assignments or participations. The Fund will typically acquire loans through assignment. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.
A participation typically results in a contractual relationship only with the institution selling the participation interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. Certain participation agreements also include the option to convert the participation to a full assignment under agreed upon circumstances. The
Sub-Adviser
has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a loan through a participation.
In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the borrower or the quality of the loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the loan than the Fund expected when initially purchasing the participation.
The Fund also may originate loans or acquire loans by participating in the initial issuance of the loan as part of a syndicate of banks and financial institutions, or receive its interest in a loan directly from the borrower, if the borrower has annual revenues in excess of $2.5 billion at the time of origination or acquisition.
The
Sub-Adviser
has established a counterparty and liquidity
sub-committee
that regularly reviews each broker-dealer counterparty for, among other things, its quality and the quality of its execution. The established procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the counterparty and liquidity sub-committee
of the
Sub-Adviser.
The factors considered by the
sub-committee
when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets.

Investments in Bank Loans and Participations.
The investment portfolio of the Fund may include bank loans and participations. The special risks associated with investing in these obligations include: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) environmental liabilities that may arise with respect to collateral securing the obligations; (iii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality; (iv) limitations on the ability of the Fund or the
Sub-Adviser
to directly enforce any of their respective rights with respect to participations; and (v) generation of income that is subject to U.S. federal income taxation as income effectively connected with a U.S. trade or business. The
Sub-Adviser
will attempt to balance the magnitude of these risks against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund.
Bank loans do not presently have the liquidity of conventional debt securities and are often subject to restrictions on resale. Due to the illiquidity of bank loans, the Fund may not be able to dispose of its investments in bank loans in a timely fashion and at a fair price, which could adversely affect the performance of the Fund. With respect to bank loans acquired as participations by the Fund, because the holder of a participation generally has no contractual relationship with a borrower, the Fund will have to rely upon a third party to pursue appropriate remedies against a borrower in the event of a default. As a result, the Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights directly against a borrower or through the agent.
Furthermore, a borrower of a bank loan, in some cases, may prepay the bank loan. Prepayments could adversely affect the Fund’s interest income to the extent that the Fund is unable to reinvest promptly payments in bank loans or otherwise or if such prepayments were made during a period of declining interest rates.
Senior Loans Risk.
Senior secured loans are usually rated below investment-grade or may also be unrated. As a result, the risks associated with senior secured loans are similar to the risks of below investment-grade fixed income instruments, although senior secured loans are senior and secured in contrast to other below investment-grade fixed income instruments, which are often subordinated or unsecured. Investment in senior secured loans rated below investment-grade is considered speculative because of the credit risk of their issuers. There may be less readily available and reliable information about most senior secured loans than is the case for many other types of securities. As a result, the
Sub-Adviser
will rely primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. Therefore, the Fund will be particularly dependent on the analytical abilities of the
Sub-Adviser.
In general, the secondary trading market for senior secured loans is not well developed. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell senior secured loans quickly or at a fair price. To the extent that a secondary market does exist for certain senior secured loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Subordinated Loans or Securities.
Certain of the Fund’s investments may consist of loans or securities, or interests in pools of securities that are subordinated or may be subordinated in right of payment and ranked junior to other securities issued by, or loans made to obligors. If an obligor experiences financial difficulty, holders of its more senior securities will be entitled to payments in priority to the Fund. Some of the Fund’s asset-backed investments may also have structural features that divert payments of interest and/or principal to more senior classes of loans or securities backed by the same assets when loss rates or delinquency exceeds certain levels. This may interrupt the income the Fund receives from its investments, which may lead to the Fund having less income to distribute to investors.
In addition, many of the obligors are highly leveraged and many of the Fund’s investments will be in securities which are unrated or rated below investment-grade. Such investments are subject to additional risks, including an increased risk of default during periods of economic downturn, the possibility that the obligor may not be able to meet its debt payments and limited secondary market support, among other risks.
Loans to Private Companies.
Loans to private and middle-market companies involves risks that may not exist in the case of large, more established and/or publicly traded companies, including, without limitation:

•
these companies may have limited financial resources and limited access to additional financing, which may increase the risk of their defaulting on their obligations, leaving creditors, such as the Fund, dependent on any guarantees or collateral that they may have obtained;

•
these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which render such companies more vulnerable to competition and market conditions, as well as general economic downturns;

•	there will not be as much information publicly available about these companies as would be available for public companies and such information may not be of the same quality;

•
these companies are more likely to depend on the management talents and efforts of a small group of persons; as a result, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on these companies’ ability to meet their obligations;

•
these companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance their expansion or maintain their competitive position; and

•	these companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Below Investment Grade, or High-Yield, Instruments Risk.
The Fund anticipates that it may invest substantially all of its assets in instruments that are rated below investment grade. Below investment grade instruments are commonly referred to as “junk” or high-yield instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns, which could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.
Lower grade instruments, though higher yielding, are characterized by higher risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated instruments. The retail secondary market for lower grade instruments may be less liquid than that for higher rated instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s net asset value. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in Common Shares of the Fund, both in the short-term and the long-term.
Valuation Risk.
Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for most of the Fund’s investments to trade. The Fund’s investments generally trade on an
“over-the-counter”
market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.
Liquidity Risk.
To the extent consistent with the applicable liquidity requirements for interval funds under Rule
23c-3
of the 1940 Act, the Fund may invest in securities that, at the time of investment, are illiquid (determined using the SEC’s standard applicable to registered investment companies, i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). However, securities that cannot be disposed of within seven days due solely to applicable laws or the
Sub-Adviser’s
compliance policies and procedures will not be subject to the limitations set forth above. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.
Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The
Sub-Adviser’s
judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.
Some loans and other instruments are not readily marketable and may be subject to restrictions on resale. Loans and other instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the loans and other instruments in which the Fund will invest. Where a secondary market exists, the market for some loans and other instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund has no limitation on the amount of its assets which may be invested in instruments that are not readily marketable or are subject to restrictions on resale.
Failure of Financial Institutions and Sustained Financial Market Illiquidity.
The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which we and/or our portfolio companies have a commercial relationship could adversely affect, among other things, our and/or our portfolio companies’ ability to pursue key strategic initiatives, including by affecting our ability to borrow from financial institutions on favorable terms. Our direct origination platform generally focuses on mature companies backed by well-funded large sponsors (e.g., private equity firms), typically with significant equity capital invested. In the event a portfolio company, or potential portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, such portfolio company may experience delays or other issues in meeting certain obligations or consummating transactions.
Additionally, if a portfolio company’s sponsor has a commercial relationship with a bank that has failed or is otherwise distressed, the portfolio company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such bank failure(s) could affect, in certain circumstances, the ability of both affiliated and unaffiliated co-lenders,
including syndicate banks or other fund vehicles, to undertake and/or execute co-investment
transactions with us, which in turn may result in fewer
co-investment
opportunities being made available to us or impact our ability to provide additional follow-on
support to portfolio companies. Our and our portfolio companies’ ability to spread banking relationships among multiple institutions may be limited by certain contractual arrangements, including liens placed on their respective assets as a result of a bank agreeing to provide financing.
Temporary Defensive Strategies.
From time to time, the Fund may temporarily depart from its principal investment strategies as a defensive measure when the
Sub-Adviser
anticipates unusual market or other conditions. When a temporary defensive posture is believed by the
Sub-Adviser
to be warranted (“temporary defensive periods”), the Fund may without limitation hold cash or invest its Managed Assets in money market instruments and repurchase agreements in respect of those instruments. The money market instruments in which the Fund may invest are obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated
A-1
or higher by S&P or
Prime-1
by Moody’s; and certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, the Fund may also invest to the extent permitted by applicable law in shares of money market mutual funds. Money market mutual funds are investment companies and the investments in those companies by the Fund are in some cases subject to applicable law. To the extent that the Fund invests defensively, it may not achieve its investment objective.
Credit Risk.
Credit risk is the risk that one or more loans in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status. While a senior position in the capital structure of a borrower or issuer may provide some protection with respect to the Fund’s investments in certain loans, losses may still occur because the market value of loans is affected by the creditworthiness of borrowers or issuers and by general economic and specific industry conditions and the Fund’s other investments will often be subordinate to other debt in the issuer’s capital structure. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which invests in investment grade securities. The prices of lower grade instruments are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade instruments. Instruments of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default. In addition, the Fund may enter into credit derivatives which may expose it to additional risk in the event that the instruments underlying the derivatives default.
Interest Rate Risk.
The fixed-income instruments that the Fund may invest in are subject to the risk that market values of such securities will decline as interest rates increase. These changes in interest rates have a more pronounced effect on securities with longer durations. Typically, the impact of changes in interest rates on the market value of an instrument will be more pronounced for fixed-rate instruments, such as most corporate bonds, than it will for floating rate instruments. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV. After a period of historically low interest rates, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates. It cannot be predicted with certainty when, or how, these policies will change, but actions by the Federal Reserve and other central bankers may have a significant effect on interest rates and on the U.S. and world economies generally. Market volatility, rising interest rates, uncertainty around interest rates and/or unfavorable economic conditions could adversely affect our business.
Transition from LIBOR Risk.
Although the London Interbank Offered Rate (“LIBOR”) is no longer published as of June 30, 2023, certain securities and financial instruments that the Fund may hold may still include a LIBOR reference rate. The elimination of LIBOR and transition to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect Fund performance and/or NAV. Uncertainty and risk still remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may still lead to increased volatility and illiquidity in markets that have historically been tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting Fund performance. Furthermore, the risks associated with the discontinuation of LIBOR and transition to alternative rates may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The ultimate impact of the discontinuance of LIBOR on the Fund remains uncertain and may result in losses to the Fund.
The Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate (referred to as “SOFR”), which is their preferred alternative rate for U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have already begun publication. Markets are in the process of developing in response to these new rates. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and SOFR, there has been no global consensus as to an alternative rate and the process for amending existing contracts or instruments to transition away from LIBOR remains incomplete.
Structured Products Risk.
The Fund may invest up to 30% of its Managed Assets in structured products, including CLOs, floating rate mortgage-backed securities and credit linked notes. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.
Investments in structured notes involve risks, including credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note. See “Risk Factors – Risks Related to the Fund’s Investments.”
Covenant-Lite Loans Risk.
Covenant-lite loans contain fewer maintenance covenants than other types of loans, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.
CDO Securities.
Collateralized debt obligation securities generally are limited-recourse obligations of the issuer thereof payable solely from the underlying securities of such issuer or proceeds thereof. Consequently, holders of CDO securities must rely solely on distributions on the underlying securities or proceeds thereof for payment in respect thereof. If distributions on the underlying securities are insufficient to make payments on the CDO securities, no other assets will be available for payment of the deficiency and following realization of the underlying assets, the obligations of such issuer to pay such deficiency will be extinguished. Such underlying securities may consist of high-yield debt securities, loans, structured finance securities and other debt instruments, generally rated below investment-grade (or of equivalent credit quality) except for structured finance securities. High-yield debt securities are generally unsecured (and loans may be unsecured) and may be subordinated to certain other obligations of the issuer thereof. The lower rating of high-yield debt securities and below investment-grade loans reflects a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the issuer to make payments of principal or interest. Such investments may be speculative.
Issuers of CDO securities may acquire interests in loans and other debt obligations by way of sale, assignment or participation. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution.
The underlying securities of an issuer of CDO securities may bear interest at a fixed rate while the CDO securities issued by such issuer may bear interest at a floating rate (or the reverse may be true). As a result, there could be a floating/fixed rate or basis mismatch between such CDO securities and underlying securities. In addition, there may be a timing mismatch between the CDO securities and underlying securities that bear interest at a floating rate, as the interest rate on such floating rate underlying securities may adjust more frequently or less frequently, on different dates and based on different indices, than the interest rates on the CDO securities. As a result of such mismatches, an increase or decrease in the level of the floating rate indices could adversely impact the ability of the issuers thereof to make payments on the CDO securities.
There is no established, liquid secondary market for many of the CDO securities that the Fund may purchase, and the lack of such an established, liquid secondary market may have an adverse effect on the market value of such CDO securities and the Fund’s ability to dispose of them. Such illiquidity may adversely affect the price and timing of the Fund’s liquidation of CDO securities, including the liquidation of CDO securities following the occurrence of an event of default under the indenture or in connection with a redemption of the notes.
CLO Risk.
In addition to the general risks associated with debt securities and structured products discussed herein, CLOs carry additional risks, including, but not limited to (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof, (iv) the potential of spread compression in the underlying loans of the CLO, which could reduce credit enhancement in the CLOs and (v) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
CLO junior debt securities that the Fund may acquire are subordinated to more senior tranches of CLO debt. CLO junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same securities. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the liabilities of a CLO at inception exceed its total assets. Though not exclusively, the Fund will typically be in a first loss or subordinated position with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize phantom taxable income from its investments in the subordinated tranches of CLOs.
Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.

The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.
The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to senior secured loan defaults, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem any senior notes or to purchase additional senior secured loans, until the ratios again exceed the minimum required levels or any senior notes are repaid in full.
Privacy and Data Security Laws.
Many jurisdictions in which the Fund and its portfolio companies operate have laws and regulations relating to data privacy, cyber security and protection of personal information, including the GDPR in the EU that went into effect in May 2018 and the CCPA that took effect in January 2020 and provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the
Sub-Adviser
fail to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.
Leverage Risk.
Under current market conditions, the Fund generally intends to utilize leverage in an amount up to 33 1/3% of the Fund’s Managed Assets principally through borrowings. In the future, the Fund may elect to utilize leverage in an amount up to 50% of the Fund’s total assets through the issuance of preferred shares. Leverage may result in greater volatility of the net asset value and distributions on the Common Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from borrowings or the issuance of preferred shares, if any, are borne entirely by common shareholders. Common Share income may fall if the interest rate on borrowings or the dividend rate on preferred shares rises, and may fluctuate as the interest rate on borrowings or the dividend rate on preferred shares varies. In addition, the Fund’s use of leverage will result in increased operating costs. Thus, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to common shareholders will be reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to common shareholders than if the Fund were not so leveraged. In addition, the costs associated with the Fund’s incursion and maintenance of leverage could increase over time. There can be no assurance that the Fund’s leveraging strategy will be successful.
Any decline in the net asset value of the Fund will be borne entirely by common shareholders. Therefore, if the market value of the Fund’s portfolio declines, the Fund’s use of leverage will result in a greater decrease in net asset value to common shareholders than if the Fund were not leveraged.
Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral.
Derivatives Risk.
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, credit risk, leveraging risk, counterparty risk, tax risk, and management risk, as well as risks arising from changes in applicable requirements. They also involve the risk of mispricing, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by common shareholders.
The Fund relies on certain exemptions in Rule
18f-4
to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule
18f-4,
“derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule
18f-4(d)(1)(ii),
reverse repurchase agreements and similar financing transactions. The Fund will rely on a separate exemption in Rule
18f-
4(e) when entering into unfunded commitment agreements, which includes any commitment to make a loan to a company, including term loans, delayed draw term loans, and revolvers, or to invest equity in a company. To rely on the unfunded commitment agreements exemption, the Fund must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash the equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. The Fund will rely on the exemption in Rule
18f-4(f)
when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced
commitments, and dollar rolls) and
non-standard
settlement cycle securities, if certain conditions are met.
The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule
18f-4.
To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule
18f-4).
Unless the Fund qualifies as a “limited derivatives user” as defined in Rule
18f-4,
the rule would, among other things, require the Fund to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk
based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.
Counterparty Risk.
The Fund is subject to credit risk with respect to the counterparties to its derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or our hedge counterparty in the case of OTC instruments) purchased by the Fund. Counterparty risk is the risk that the other party in a derivative transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to their derivative transactions will affect the value of those instruments. By entering into derivatives, the Fund assumes the risks that theses counterparties could experience financial or other hardships that could call into question their continued ability to perform their obligations. In the case of a default by the counterparty, the Fund could become subject to adverse market movements while replacement transactions are executed. The ability of the Fund to transact business with any one or number of counterparties, the possible lack of a meaningful and independent evaluation of such counterparties’ financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. Furthermore, concentration of derivatives in any particular counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty.
The
Sub-Adviser
evaluates and monitors the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial or other difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy or other analogous proceedings. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value upon the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying assets. The Fund may obtain only a limited recovery or may obtain no recovery at all in such circumstances.
Certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more categories may be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations (including, but not limited to, financial obligations and legal obligations to segregate margins collected by the clearing house) to the Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter
derivatives may be further complicated by recently enacted U.S. financial reform legislation. See “Derivatives Legislation and Regulatory Risk” below.
Legislation and Regulatory Risk.
The enforceability of agreements governing hedging transactions may depend on compliance with applicable statutory and other regulatory requirements and, depending on the identity of the counterparty, applicable international requirements. New or amended regulations may be imposed by the CFTC, the SEC, the Federal Reserve, the EU or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.
In addition, the securities and futures markets are subject to comprehensive statutes and regulations. For instance, the Dodd–Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) could have an adverse effect on the Fund’s ability to use derivative instruments. The Dodd-Frank Act is designed to impose stringent regulation on the over-the-counter
derivatives market in an attempt to increase transparency and accountability and provides for, among other things, new clearing, execution, margin, reporting, recordkeeping, business conduct, documentation, disclosure, position limit, minimum net capital and registration requirements. Although the CFTC has released final rules relating to clearing, execution, reporting, risk management, compliance, position limit, anti-fraud, consumer protection, portfolio reconciliation, documentation, recordkeeping, business conduct, margin requirements and registration requirements under the Dodd-Frank Act, many of the provisions are subject to further final rulemaking and clarifications, and thus the Dodd-Frank Act’s ultimate impact remains unclear.
In addition to U.S. laws and regulations, certain
non-U.S.
regulatory authorities, such as those in the EU, Australia, Japan and Hong Kong, have passed or proposed, or may propose in the future, legislation similar to that imposed by the Dodd-Frank Act. For example, the EU regulations on derivatives will impose position limits on commodity transactions, and the European Market Infrastructure Regulation (“EMIR”) already requires reporting of derivatives and various risk mitigation techniques to be applied to derivatives entered into by parties that are subject to the jurisdiction of EMIR. Certain entities, including private funds, may be required to clear certain derivatives and may become subject to initial and variation margin requirements with respect to their non-cleared
derivatives, under the recently implemented “EMIR Refit” regulations. These EU regulatory changes may impact the Fund and a broad range of counterparties, both outside and within the EU, and are expected to potentially increase the cost of transacting derivatives for the Fund (particularly with banks and other dealers directly subject to such regulations).
Commodities Regulation.
CFTC Rule 4.5 permits investment advisers to registered investment companies to claim an exclusion from the definition of “commodity pool operator” under the CEA with respect to a fund, provided certain requirements are met. In order to permit the Adviser to claim this exclusion with respect to the Fund, the Fund limits its transactions in certain futures, options on futures and swaps deemed “commodity interests” under CFTC rules (excluding transactions entered into for “bona fide hedging purposes,” as defined under CFTC regulations) such that either: (i) the aggregate initial margin and premiums required to establish such futures, options on futures and swaps do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions; or (ii) the aggregate net notional value of such futures, options on futures and swaps does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions. In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets. Accordingly, the Fund is not subject to regulation under the CEA or otherwise regulated by the CFTC. If the Adviser was unable to claim the exclusion with respect to the Fund, the Adviser would become subject to registration and regulation as a commodity pool operator, which would subject the Adviser and the Fund to additional registration and regulatory requirements and increased operating expenses.
Swap Risk.
The Fund may also invest in credit default swaps, total return swaps and interest rate swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs. When buying protection under a swap, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. However, when selling protection under a swap, the risk of loss is often the notional value of the underlying asset, which can result in a loss substantially greater than the amount invested in the swap itself. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity. If the
Sub-Adviser
is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.
In a total return swap, the Fund pays the counterparty a periodic payments based on a fixed or variable interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap. The Fund would typically have to post collateral to cover this potential obligation.
Credit Derivatives Risk.
The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. Credit derivatives are transactions between two parties which are designed to isolate and transfer the credit risk associated with a third party (the “reference entity”). Credit derivative transactions in their most common form consist of credit default swap transactions under which one party (the “credit protection buyer”) agrees to make one or more payments in exchange for the other party’s (the “credit protection seller”) obligation to assume the risk of loss if an agreed-upon “credit event” occurs with respect to the reference entity. Credit events are specified in the contract and are intended to identify the occurrence of a significant deterioration in the creditworthiness of the reference entity (e.g., a default on a material portion of its outstanding obligations or a bankruptcy or, in some cases, a restructuring of its debt).
If the
Sub-Adviser
is incorrect in its forecasts of default risks, liquidity risk, counterparty risk, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the
Sub-Adviser
is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being protected. The Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund sells protection under a credit default swap, it would collect periodic fees from the buyer and would profit if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the Fund would be required to pay an agreed-upon amount to the buyer (which may be the entire notional amount of the swap) if the reference entity defaults on the reference security. Credit default swap agreements involve greater risks than if the Fund invested in the reference obligation directly.
Credit derivatives may be used to create an exposure to the underlying asset or reference entity, to reduce existing exposure or to create a profit through trading differences in their buying and selling prices. The Fund or its issuers may enter into credit derivatives transactions as protection buyer or seller. Where the Fund is a credit protection buyer, the Fund will only receive a payment if a credit event occurs. Where the Fund is a credit protection seller, it will have a contractual relationship only with the credit protection buyer, and not with the reference entity unless a termination (in whole or in part) of the contract prior to such contract’s scheduled maturity date (in the event of a credit event) occurs with respect to any such reference entity, physical settlement applies and the credit protection seller delivers an asset referenced by the credit default swap (a “reference asset”) to the Fund.
Prepayment Risk.
During periods of declining interest rates, borrowers or issuers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade instruments frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (“call protection”). An issuer may redeem a below investment grade instrument if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Loans typically do not have call protection. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.
The frequency at which prepayments (including voluntary prepayments by obligors and accelerations due to defaults) occur on debt instruments will be affected by a variety of factors including the prevailing level of interest rates and spreads, as well as economic, demographic, tax, social, legal and other factors. Generally, obligors tend to prepay their fixed-rate obligations when prevailing interest rates fall below the coupon rates on their obligations. Similarly, floating rate issuers and borrowers tend to prepay their obligations when spreads narrow.
In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments. Since many fixed-rate obligations will be premium instruments when interest rates and/or spreads are low, such debt instruments and asset-backed instruments may be adversely affected by changes in prepayments in any interest rate environment.
The adverse effects of prepayments may impact the Fund’s portfolio in two ways. First, particular investments may experience outright losses, as in the case of an interest-only instrument in an environment of faster actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the
Sub-Adviser
may have constructed for these investments, resulting in a loss to the Fund’s overall portfolio. In particular, prepayments (at par) may limit the potential upside of many instruments to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss.
Inflation/Deflation Risk.
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions on the Common Shares can decline.

In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.
Due to global supply chain disruptions, a rise in energy prices, strong consumer demand as economies continue to reopen and other factors, inflation has accelerated in the U.S. and globally. Recent inflationary pressures have increased the costs of labor, energy and raw materials and have adversely affected consumer spending, economic growth and portfolio companies’ operations. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on their loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in a portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future realized or unrealized losses and therefore reduce our net assets resulting from operations.
Additionally, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates in an effort to combat inflation. As such, inflation may continue in the near to medium-term, particularly in the U.S., with the possibility that monetary policy may tighten in response.
Non-U.S.
Instruments Risk.
The Fund may invest in
non-U.S.
Instruments.
Non-U.S.
investments involve certain risks not typically associated with investing in the United States, including risks relating to: (i) currency exchange matters, such as fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which the Fund’s
non-U.S.
investments may be denominated and costs associated with the conversion of investment principal and income from one currency into another; (ii) the imposition or modification of foreign exchange controls; (iii) the unpredictability of international trade patterns; (iv) differences between U.S. and
non-U.S.
markets, including potential price volatility in, and relative illiquidity of, some
non-U.S.
markets; (v) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation across some countries; (vi) certain economic, social and political risks, including restrictions on
non-U.S.
investment and repatriation of capital, the risks of economic, social and political instability (including the risk of war, terrorism, social unrest or conflicts) and the possibility of nationalization, confiscatory taxation or expropriation of assets; (vii) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such
non-U.S.
investments and the possible imposition of withholding taxes or branch taxes on earnings of the Fund from investments in such jurisdictions; (viii) different bankruptcy laws and customs; (ix) high transaction costs and difficulty in enforcing contractual obligations; and (x) less developed corporate laws and limited information regarding, among other things, fiduciary duties and the protection of investors. Generally, there is less readily available and reliable information about
non-U.S.
issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. Instruments may trade on days when the Fund’s Common Shares are not priced, the Fund’s NAV may change at times when Common Shares cannot be sold.
Foreign Currency Risk.
Because the Fund may invest its Managed Assets in securities or other instruments denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of instruments held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of instruments denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The
Sub-Adviser
may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. See “Risks—Swap Risk” The Fund may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.
UK Exit from the EU.
The UK formally left the EU on January 31, 2020 (commonly known as “Brexit”), subject to a transition period that ended on December 31, 2020. Following the transition period, the UK and the EU entered into a trade and cooperation agreement to govern the future relationship between the parties, which was provisionally applied as of January 1, 2021 and entered into force on May 1, 2021 following ratification by the EU.
Since Brexit, global financial markets have experienced significant volatility due to the uncertainty around Brexit. There will likely continue to be considerable uncertainty as to the longer-term economic, legal, political and social framework to be put in place between the UK and the EU, in particular as to the arrangements which will apply to its relationships with the EU and with other countries. This process and/or the uncertainty associated with it may adversely affect the return on investments economically tied to the UK (and consequently the Fund). This may be due to, among other things: (i) increased uncertainty and volatility in UK, EU and other financial markets; (ii) fluctuations in asset values; (iii) fluctuations in exchange rates; (iv) increased illiquidity of investments located, listed or traded within the UK, the EU or elsewhere; (v) changes in the willingness or ability of financial and other counterparties to enter into transactions, or the price at which and terms on which they are prepared to transact; and/or (vi) changes in legal and regulatory regimes to which the Fund’s investments are or become subject.
Repurchase Agreements Risk.
Subject to its investment objective and policies, the Fund may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.
Reverse Repurchase Agreements Risk.
The Fund’s use of reverse repurchase agreements involves many of the same risks involved in the Fund’s use of leverage, as the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements transactions, the Fund’s NAV will decline, and, in some cases, the Fund may be worse off than if it had not used such instruments.
Cyber-Security Risk and Identity Theft Risks.
Cyber security incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The
Sub-Adviser’s
information and technology systems may be vulnerable to damage or interruption from computer viruses and other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals or service providers, power, communications or other service outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. If unauthorized parties gain access to such information and technology systems, they may be able to steal, publish, delete or modify private and sensitive information. Although the
Sub-Adviser
has implemented various measures to manage risks relating to these types of events, such systems could be inadequate and, if compromised, could become inoperable for extended periods of time, cease to function properly or fail to adequately secure private information. Breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified even with sophisticated prevention and detection systems, potentially resulting in further harm and preventing it from being addressed appropriately. The
Sub-Adviser
and/or the Fund may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the
Sub-Adviser’s,
and/or the Fund’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to shareholders and the intellectual property and trade secrets of the
Sub-Adviser.
Such a failure could harm the
Sub-Adviser’s
and/or the Fund’s reputation, subject any such entity and their respective affiliates to legal claims and adverse publicity and otherwise affect their business and financial performance. Shareholders could also be exposed to losses resulting from unauthorized use of their personal information. Similar types of cybersecurity risks also are present for issuers of securities in which the Fund invests, which could affect their business and financial performance, resulting in material adverse consequences for such issuers and causing the Fund’s investment in such securities to lose value.

The occurrence of an extreme event may result in (and, in the case of
COVID-19,
has resulted in) the closure of offices, the implementation of global or regional work-from-home policies, and/or travel disruptions or restrictions. Any such actions may increase the
Sub-Adviser’s
and its portfolio companies’ and their respective affiliates’ and service providers’ dependency on technology systems such as those described above; result in the rapid deployment of new and potentially less familiar technology or operations systems; or lead to the utilization of existing systems in a significantly increased scope or unanticipated manner. If a significant number of the
Sub-Adviser’s
personnel were to be unavailable in the event of a disaster or other event, the
Sub-Adviser’s
ability to effectively conduct the Fund’s business could be severely compromised. All of the above could increase the risk of cybersecurity or business continuity related losses, all of which could have a material effect on the Fund.
Additional Capital.
The Fund’s portfolio companies may require additional financing to satisfy their working capital requirements, capital expenditure and acquisition and financing strategies. The amount of additional financing needed will depend upon the maturity and objectives of the particular portfolio company. If the funds provided are not sufficient, such portfolio company may have to raise additional capital at a price unfavorable to existing investors, including the Fund. In addition, the Fund may make additional debt and equity investments or exercise warrants, options or convert convertible securities that were acquired in the initial investment in such portfolio company in order to, among other things, preserve the Fund’s proportionate ownership when a subsequent financing is planned, or to protect or enhance the Fund’s investment when such portfolio company’s performance does not meet expectations. The availability of capital is generally a function of capital market conditions that are beyond the control of the Fund or any portfolio company. There can also be no assurance that the portfolio companies will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from the Fund or any other financing source. For instance, the Fund may be called upon to provide follow-on
funding for its investments or have the opportunity to increase its investment in such a portfolio company. There can be no assurance that the Fund will make follow-on
investments or that it will have sufficient funds or the ability to do so. Any decision by the Fund not to make a follow-on
investment or its inability to make such an investment may, in either case, have a substantial negative impact on a portfolio company in need of such an investment or may diminish the Fund’s ability to influence the portfolio company’s future development. The
Sub-Adviser
will, in its sole discretion, determine whether an investment constitutes an additional investment.
Uncertain Exit Strategies.
Due to the illiquid nature of many of the investments which the Fund expects to make, the
Sub-Adviser
is unable to predict with confidence what, if any, exit strategies will ultimately be available for any given core position. Exit strategies which appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized due to economic, legal, political or other factors. The larger the transaction in which the Fund is participating, the more uncertain the Fund’s exit strategy tends to become.
Investment and Trading Risk.
All investments in securities risk the loss of capital. The
Sub-Adviser
believes that the Fund’s investment program and research techniques moderate this risk through a careful selection of securities and other financial instruments. No guarantee or representation is made that the Fund’s program will be successful. The Fund’s investment program may utilize such investment techniques as leverage, margin transactions, short sales, swaps, options on securities and forward contracts, which practices may, in certain circumstances, increase the adverse impact to which the Fund may be subject. The Fund will invest in bonds or other fixed income instruments, including public and private non-investment-grade
bonds, secured loans, second lien debt, convertible securities, options, swaps, collateralized loan obligations and other similar securities. Such instruments may face ongoing uncertainties and exposure to adverse business, financial or economic conditions that could lead to the portfolio company’s inability to meet timely interest and principal payments. The market prices of such instruments are also subject to abrupt and erratic market movements and changes in liquidity and above-average price volatility, and the spread between the bid and asked prices of such instruments may be greater than those prevailing in other securities markets.
Hedging Policies/Risks.
In connection with certain investments, the Fund may employ hedging in support of financing techniques or that is designed to reduce the risks of adverse movements in interest rates, securities prices, commodities prices and currency exchange rates, as well as other risks, and portfolio companies themselves may also utilize hedging techniques. While such transactions may reduce certain risks, such transactions themselves may entail certain other risks, including counterparty default, convergence and other related risks. Thus, while the Fund may benefit from the use of these hedging mechanisms, unanticipated changes in interest rates, securities prices, commodities prices or currency exchange rates or other events related to hedging activities may result in a poorer overall performance for the Fund than if it or its portfolio companies had not entered into such hedging transactions.
Investments in Equity Securities Generally.
The Fund may hold investments in equity securities and equity security-related derivatives. Investments in equity securities of small or medium-sized
market capitalization companies will have more limited

marketability than the securities of larger companies. In addition, securities of smaller companies may have greater price volatility. For example, investment in equity securities may arise in connection with the Fund’s debt investment opportunities and may be accompanied by “equity-kickers” or warrants, as well as in the form of equity investments in platform investments, to the extent that any such platform investment is allocated to Apollo Clients (such as the Fund) and not Apollo in accordance with Apollo’s policies and procedures. The Fund may choose to short the equity of an issuer when another technique is not available, most notably a bond or some other derivative. In addition, the Fund may be forced to accept equity in certain circumstances. The value of these financial instruments generally will vary with the performance of the issuer and movements in the equity markets. As a result, the Fund may suffer losses if it invests in equity instruments of issuers whose performance diverges from the
Sub-Adviser’s
expectations or if equity markets generally move in a single direction and the Fund has not hedged against such a general move. The Fund also may be exposed to risks that issuers will not fulfill contractual obligations such as, in the case of private placements, registering restricted securities for public resale. In addition, equity securities fluctuate in value in response to many factors, including the activities and financial condition of individual companies, geographic markets, industry market conditions, interest rates and general economic environments. Holders of equity securities may be wiped out or substantially reduced in value in a bankruptcy proceeding or corporate restructuring.
Portfolio Borrower and Seller Fraud; Breach of Covenant.
The Fund may acquire investments having structural, covenant and other contractual terms providing adequate downside protection, but there can be no assurance that such features and terms will achieve their desired effect and potential investors should regard an investment in the Fund as being speculative and having a high degree of risk. Of paramount concern in acquiring an investment is the possibility of material misrepresentation or omission on the part of the seller, the Portfolio Borrower or other credit support providers, or breach of covenant by any such parties. Such inaccuracy or incompleteness or breach of covenants may adversely affect the valuation of the collateral underlying the loans or the ability of lenders to perfect or effectuate a lien on the collateral securing the loan or the Fund’s ability to otherwise realize on or avoid losses in respect of the investment. The Fund will rely upon the accuracy and completeness of representations made by any such parties to the extent reasonable, but cannot guarantee such accuracy or completeness.
Fund’s Income.
The Fund’s income may at times be variable. For example, there may be times when the Fund holds instruments that are junior to other instruments and as a result of limited cash flow, the Fund receives little or no income. A wide range of factors may adversely affect an obligor’s ability to make repayments, including adverse changes in the financial condition of such obligor or the industries or regions in which it operates; the obligor’s exposure to counterparty risk; systemic risk in the financial system and settlement; changes in law or taxation; changes in governmental regulations or other policies; natural disasters; terrorism; social unrest, civil disturbances; or general economic conditions. Default rates tend to accelerate during economic downturns.
Any defaults will have a negative impact on the value of the Fund’s investments and may reduce the return that the Fund receives from its investments. While some amount of annual defaults is expected to occur in the Fund’s portfolio, defaults in or declines in the value of the Fund’s investments in excess of these expected amounts may result in breaches of covenants under the Fund’s financing arrangements, triggering credit enhancement requirements or accelerated repayment provisions and, if not cured within the relevant grace periods, permitting the finance provider to enforce its security over all the assets of the Fund.
In the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of an obligor, holders of debt instruments ranking senior to the Fund’s investments would typically be entitled to receive payment in full before the Fund receives any distributions in respect of its investments. After repaying the senior creditors, such obligor may not have any remaining assets to repay its obligations to the Fund. In the case of debt ranking equally with the loans or debt securities in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant investee company. Each jurisdiction in which the Fund invests has its own insolvency laws. As a result, investments in similarly situated investee companies in different jurisdictions may well confer different rights in the event of insolvency.
CLNs.
The Fund or its portfolio companies may utilize notes; the performance of which are linked to the credit performance of a reference portfolio of certain loan-related claims on corporate and similar entities that are specified from time to time. CLNs may be speculative, may not be principal protected, and note holders may lose some or all of their initial investments. CLNs may not be rated by any credit agency and are subject not only to note holders’ credit risk exposure, but, also, to the credit risk of the issuer, whose credit ratings and credit spreads may adversely affect the market value of such CLNs.
Asset-Backed Securities Investments.
The Fund’s investment program is expected to include a significant amount of asset-backed securities investments in a range of asset classes that will subject them to further risks, including, among others, credit risk, liquidity risk, interest rate and other market risk, operational risk, structural risk, sponsor risk, monoline wrapper risk and other legal risk. Some, but not all, of these additional asset classes and certain related risks are described below.
The investment characteristics of ABS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. ABS are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of ABS backed by automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related ABS. The risk of investing in ABS is ultimately dependent upon payment of underling loans by the debtor.
In addition, investments in subordinated ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks may be further pronounced in the case of ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities absorb all losses from default before any other class of securities is at risk. There may also be no established, liquid secondary market for many of the ABS the Fund may purchase. The lack of such an established, liquid secondary market may have an adverse effect on the market value of such ABS and the Fund’s ability to sell them. Further, ABS may be subject to certain transfer restrictions that may further restrict liquidity.
Commercial Mortgage-Backed Securities.
The Fund may invest in commercial mortgage-backed securities and other mortgage-backed securities, including subordinated tranches of such securities. The value of CMBS will be influenced by factors affecting the value of the underlying real estate portfolio, and by the terms and payment histories of such CMBS.
Some or all of the CMBS contemplated to be acquired by the Fund may not be rated, or may be rated lower than investment-grade securities, by one or more nationally recognized statistical rating organizations. Lower-rated or unrated CMBS, or
“B-pieces,”
have speculative characteristics and can involve substantial financial risks as a result. The prices of lower credit quality securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic or real estate market conditions or individual issuer concerns. As an investor in subordinated CMBS in particular, the Fund will be first in line among debt holders to bear the risk of loss from delinquencies and defaults experienced on the collateral.
The Fund may acquire subordinated tranches of CMBS issuances. In general, subordinated tranches of CMBS are entitled to receive repayment of principal only after all principal payments have been made on more senior tranches and also have subordinated rights as to receipt of interest distributions. Such subordinated tranches are subject to a greater risk of nonpayment than are senior tranches of CMBS or CMBS backed by third party credit enhancement. In addition, an active secondary market for such subordinated securities is not as well developed as the market for certain other mortgage-backed securities. Accordingly, such subordinated CMBS may have limited marketability and there can be no assurance that a more efficient secondary market will develop.
The value of CMBS and other mortgage-backed securities in which the Fund may invest generally will have an inverse relationship with interest rates. Accordingly, if interest rates rise, the value of such securities will decline. In addition, to the extent that the mortgage loans which underlie specific mortgage-backed securities are pre-payable,
the value of such mortgage securities may be negatively affected by increasing prepayments, which generally occur when interest rates decline.
RMBS.
The Fund may invest certain of its assets in residential mortgage-backed securities and become a holder of RMBS. Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized and the securities issued in such securitization may be guaranteed or credit enhanced. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the area where the related mortgaged property is located, the borrower’s equity in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.

The Securitization Regulation.
The Securitization Regulation seeks to bring together current European Union securitization rules into a single European regulation. The Securitization Regulation has applied in the United Kingdom and other European Economic Area jurisdictions since January 1, 2019. Transitional arrangements exist in relation to certain securitizations in existence prior to the coming into force of the Securitization Regulation. The Securitization Regulation harmonizes detailed due diligence requirements applicable to certain EU institutional investors and restricts them from becoming exposed to the risks of securitization unless certain prescribed types of person associated with the securitization (such as its sponsor) retain, broadly, a 5% net economic interest in the securitization special purpose vehicle. There are uncertainties regarding the scope of the obligations in the Securitization Regulation and the obligations in the technical standards that will be adopted pursuant thereto which will provide details of the requirements under the Securitization Regulation, as further described below. Most of the relevant technical standards have not yet been adopted. The Securitization Regulation could have a significant impact on the shareholders or the operations of the Fund, including restricting the types of investments the Fund may make or otherwise.
Investors should be aware, and in some cases are required to be aware, of the retention, due diligence and transparency requirements in the EU set out in the Securitization Regulation (and of any corresponding implementing rules of their regulator), in addition to any other regulatory requirements that are (or may become) applicable to them and/or with respect to the Fund’s investment in any asset-backed securitization transactions and their investment in the Fund. Each investor should consult with its own legal, accounting, regulatory and other advisors and/or its regulator before committing to invest in the Fund to determine whether, and to what extent, the information set out in this Prospectus and in any investor report provided in relation to this investment is sufficient for the purpose of satisfying such requirements. The cost of complying (or facilitating compliance) with the Securitization Regulation and related risk-retention and other requirements could cause lower than expected returns from affected port-folio investments and will be borne by the Fund as a whole.
Participation Interests.
The Fund may purchase participation interests in debt instruments which do not entitle the holder thereof to direct rights against the obligor. Participations held by the Fund in a seller’s portion of a debt instrument typically result in a contractual relationship only with such seller, not with the obligor. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the seller and only upon receipt by such seller of such payments from the obligor. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the obligor with the terms of the related loan agreement, nor any rights of set-off
against the obligor and the Fund may not directly benefit from the collateral supporting the debt instrument in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the obligor and the seller selling the participation. In the event of the insolvency of such seller, the Fund may be treated as a general creditor of such seller, and may not benefit from any set-off
between such seller and the obligor. When the Fund holds a participation in a debt instrument it may not have the right to vote to waive enforcement of any restrictive covenant breached by an obligor or, if the Fund does not vote as requested by the seller, it may be subject to repurchase of the participation at par. Sellers voting in connection with a potential waiver of a restrictive covenant may have interests different from those of the Fund, and such selling institutions may not consider the interests of the Fund in connection with their votes.
Security Risk.
Certain investments such as trade claims or consumer receivables may not be secured over underlying assets. Investments may be secured by mortgages, charges, pledges, liens or other security interests. Depending on the jurisdiction in which such security interests are created, enforcement of such securities can be a complicated and difficult process. For example, enforcement of security interests in certain jurisdictions can require a court order and a sale of the secured property through public bidding or auction. In addition, some courts may delay, upon the obligor’s application, the enforcement of a security if the obligor can show that it has a valid reason for requesting such delay, such as showing that the default was caused by temporary hardships. For example, some jurisdictions grant courts the power to declare security interest arrangements to be void if they deem the security interest to be excessive.
Short Selling.
The Fund’s investment program may include short selling. Short selling involves selling securities which may or may not be owned by the seller and borrowing the same securities for delivery to the purchaser, with an obligation to return the borrowed securities to the lender at a later date. Short selling allows the seller to profit from declines in market prices to the extent such decline exceeds the transaction costs and the costs of borrowing the securities and may be an important aspect of certain of the investment strategies of the Fund. The extent to which the Fund engages in short sales will depend upon its investment strategy and perception of market direction. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase at the time the Fund desires to close out such short position. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.

Following the financial crisis of 2008, short selling restrictions and disclosure requirements were introduced in a number of jurisdictions. In July 2009, the SEC implemented a rule requiring market participants to close out short sales within three days after the transaction date. In February 2010, the SEC adopted a short sale price test restriction, which limits short selling in a security whose price has decreased by 10% or more in a single day.
In November 2012, the Council of the EU adopted a short selling regulation (EU) No 236/2012 (the “SSR”) imposing certain private and public disclosure obligations on persons with net short positions in EU listed shares (being shares admitted to trading on a regulated market or multilateral-trading facility unless the principal trading venue for such shares is located in a country outside the EU) and EU sovereign debt (being debt instruments issued by, among others, EU institutions, governments of EU member states and certain international institutions established by two or more EU member states), which reach or fall below the specified thresholds. The SSR also contains prohibitions on uncovered short sales of EU listed shares and EU sovereign debt as well as on uncovered positions in credit default swaps referencing EU sovereign debt issuers. EU member states have power under the SSR to impose temporary bans on short selling in certain circumstances.
Options.
The Fund or its portfolio companies may buy or sell (write) both call options and put options (either exchange-traded or over-the-counter
in
principal-to-principal
transactions), and when it writes options it may do so on a “covered” or an “uncovered” basis. The risk of writing a call is theoretically unlimited unless the call option is “covered.” A call option is “covered” when the writer owns the underlying assets in at least the amount of which the call option applies. The Fund’s options transactions may be part of a hedging tactic (i.e., offsetting the risk involved in another securities position) or a form of leverage, in which the Fund has the right to benefit from price movements in a large number of securities with a small commitment of capital. These activities involve risks that can be large, depending on the circumstances. When the Fund buys an option, a decrease (or inadequate increase) in the price of the underlying security in the case of a call, or an increase (or inadequate decrease) in the price of the underlying security in the case of a put, could result in a total loss of the Fund’s investment in the option (including commissions). When the Fund sells (writes) an option, the risk can be substantially greater than when it buys an option. The seller of an uncovered call option bears the risk of an increase in the market price of the underlying security above the exercise price.
Investments in Convertible Securities.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles its holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible
securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.
Investments in Distressed Securities.
A significant portion of the Fund’s investments may also be in obligations or securities that are rated below investment-grade by recognized rating services such as Moody’s and Standard & Poor’s. Securities rated below investment-grade and unrated securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment-grade and unrated securities are typically subject to adverse changes in general economic conditions, changes in the financial condition of their issuers and price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of securities rated below investment-grade and unrated securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of securities rated below investment-grade and unrated securities, especially in a market characterized by a low volume of trading. In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.

Investments in Distressed Securities and Restructurings; Investments Subject to Bankruptcy Laws.
The Fund may make investments, in restructurings or otherwise, that involve portfolio companies that are experiencing, or are expected to experience, severe financial difficulties. These financial difficulties may never be overcome and may lead to uncertain outcomes, including causing such portfolio company to become subject to bankruptcy proceedings. There are a number of significant risks inherent in the bankruptcy process. For example, in order to protect net operating losses of an obligor in bankruptcy, a bankruptcy court might take any number of actions, including prohibiting or limiting the transfer of claims held by certain classes of creditors. Such a prohibition could have a material adverse effect on the value of certain investments made by the Fund. For example, the Fund might be prohibited from liquidating investments which are declining in value.
In addition, investments in issuers that are experiencing, or are expected to experience, severe financial difficulties could, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. For example, under certain circumstances, a lender who has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments to the Fund and distributions by the Fund to the shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, a preferential payment or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, investments in restructurings may be adversely affected by statutes related to, among other things, fraudulent conveyances, voidable preferences, lender liability and the bankruptcy court’s discretionary power to disallow, subordinate or disenfranchise particular claims or re-characterize
investments made in the form of debt as equity contributions. The possibility of litigation between the participants in a reorganization is another consideration that makes any evaluation of the outcome of an investment uncertain.
Such investments could also be subject to federal bankruptcy laws and state fraudulent conveyance laws, which may vary from state to state, if the securities relating to such investments were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such securities.
Minority Position and Toehold Investments.
The Fund could also make minority equity or debt investments in companies where the Fund may have limited influence. Such companies may have economic or business interests or goals that are inconsistent with those of the Fund and the Fund may not be in a position to limit or otherwise protect the value of its investment in such companies. The Fund’s control over the investment policies of such companies may also be limited. This could result in the Fund’s investments being frozen in minority positions that incur a substantial loss. If the Fund takes such a minority position in publicly traded securities as a
“toe-hold”
investment, then such publicly traded securities may fluctuate in value over the limited duration of the Fund’s investment in such publicly traded securities, which could potentiality reduce returns to shareholders. While the
Sub-Adviser
may seek to accumulate larger positions, the Fund may accumulate minority positions in the outstanding voting stock, or securities convertible into the voting stock, of potential portfolio companies. While the
Sub-Adviser
will seek to achieve such accumulation through open market purchases, registered tender offers, negotiated transactions or private placements, the Fund may be unable to accumulate a sufficiently large position in a target company to execute its strategy. In such circumstances, the Fund may dispose of its position in the target company within a short time of acquiring it and there can be no assurance that the price at which the Fund can sell such stock will not have declined since the time of acquisition. This may be exacerbated by the fact that stock of the companies that the Fund may target may be thinly traded and that the Fund’s position may nevertheless have been substantial and its disposal may depress the market price for such stock.
Investments in the Energy Industry.
Investments in the energy sector may be subject to a variety of risks, not all of which can be foreseen or quantified. Such risks may include, but are not limited to: (i) the risk that the technology employed in an energy project will not be effective or efficient; (ii) uncertainty about the availability or efficacy of energy sales agreements or fuel supply agreements that may be entered into in connection with a project; (iii) risks that regulations affecting the energy industry will change in a manner detrimental to the industry; (iv) environmental liability risks related to energy properties and projects; (v) risks of equipment failures, fuel interruptions, loss of sale and supply contracts or fuel contracts, decreases or escalations in power contract or fuel contract prices, bankruptcy of key customers or suppliers, tort liability in excess of insurance coverage, inability to obtain desirable amounts of insurance at economic rates, acts of God and other catastrophes; (vi) uncertainty about the extent, quality and availability of oil and gas reserves; (vii) the risk that interest rates may increase, making it difficult or impossible to obtain project financing or impairing the cash flow of leveraged projects; and (viii) the risk of changes in values of companies in the energy sector whose operations are affected by changes in prices and supplies of energy fuels (prices and supplies of energy fuels can fluctuate significantly over a short period of time due to changes in international politics, energy conservation, the success of exploration projects, the tax and other regulatory policies of various governments and the economic growth of countries that are large consumers of energy, as well as other factors). The occurrence of events related to the foregoing may have a material adverse effect on the Fund and its investments.
In addition to the foregoing, certain of the portfolio companies in which the Fund invests may be subject to the risks inherent in acquiring or developing recoverable oil and natural gas reserves, including capital expenditures for the identification and acquisitions of projects, the drilling and completion of wells and the conduct of development and production operations. The presence of unanticipated pressures or irregularities in formations, miscalculations or accidents may cause such activity to be unsuccessful, which may result in losses. Furthermore, successful investment in oil and natural gas properties and other related facilities and properties requires an assessment of (i) recoverable reserves; (ii) future oil and natural gas prices; (iii) operating and capital costs; (iv) potential environmental and other liabilities; and (v) other factors. Such assessments are necessarily inexact and their accuracy inherently uncertain. Also, the revenues generated by certain of the portfolio companies in which the Fund invests may be dependent on the future prices of and the demand for oil and natural gas. Oil and gas investments may have significant shortfalls in projected cash flow if oil and gas prices decline from levels projected at the time the investment is made. Various factors beyond the control of the Fund will affect prices of oil, natural gas and natural gas liquids, including the worldwide supply of oil and natural gas, political instability or armed conflict in oil and natural gas producing regions, the price of foreign imports, the level of consumer demand, the price and availability of alternative fuels, the availability of pipeline capacity and changes in existing government regulation, taxation and price control. Prices for oil and natural gas have fluctuated greatly during the past, and markets for oil, natural gas and natural gas liquids continue to be volatile. Further, to the extent the Fund invests in or receives energy royalty interests, the Fund will generally receive revenues from those royalty interests only upon sales of oil, gas and other hydrocarbon production by the underlying property or upon sale of the royalty interests themselves. There can be no assurance that reserves sufficient to provide the expected royalty income will be discovered or produced.
Volatile oil, natural gas and natural gas liquids prices make it difficult to estimate the value of developed properties for acquisition and divestiture (and collateral purposes) and often cause disruption in the market for oil, natural gas and natural gas liquids developed properties, as buyers and sellers have difficulty agreeing on such value. Price volatility also makes it difficult to budget for and project the return on acquisitions and development and exploitation projects. In addition, estimates of hydrocarbon reserves by qualified engineers are often a key factor in valuing certain oil and gas assets. These estimates are subject to wide variances based on changes in commodity prices and certain technical assumptions. Accordingly, it is possible for such reserve estimates to be significantly revised from time to time, creating significant changes in the value of the Fund’s portfolio investments.
Legal and Regulatory Matters in the Energy Sector.
Power generation and transmission, as well as oil, natural gas and coal storage, handling, processing and transportation, are extensively regulated; statutory and regulatory requirements may include those imposed by energy, zoning, environmental, safety, labor and other regulatory or political authorities. Failure to obtain or a delay in the receipt of relevant governmental permits or approvals, including regulatory approvals, could hinder operation of an investment and result in fines or additional costs. Obtaining permits and approvals or complying with ongoing regulatory requirements may be costly and/or time-consuming to obtain. Moreover, the adoption of new laws or regulations, including those with respect to the emission of greenhouse gasses, or changes in the interpretation of existing laws or regulations or changes in the persons charged with political oversight of such laws or regulations, could have a material adverse effect upon the profitability of the Fund or its portfolio companies and could necessitate the creation of new business models and the restructuring of investments in order to meet regulatory requirements, which may be costly and/or time-consuming.
General Risks of Investments in the Utility and Power Industries.
The Fund may invest in the utility and power sectors. These investments are sensitive to fluctuations in resource availability, energy supply and demand, interest rates, special risks of constructing and operating facilities (including nuclear facilities), lack of control over pricing, merger and acquisition activity, weather conditions (including abnormally mild winter or summer weather and abnormally harsh winter or summer weather), availability and adequacy of pipeline and other transportation facilities, geopolitical conditions in gas or oil producing regions and countries (including the risk of nationalization of the natural gas, oil and related sectors), the ability of members of the Organization of the Petroleum Exporting Countries to agree upon and maintain oil prices and production levels, the price and availability of alternative fuels, international and regional trade contracts, labor contracts, the impact of energy conservation efforts, environmental considerations, public policy initiatives and regulation.
Regulatory Risks of Investments in the Utility and Power Industries.
Utility and power companies are subject to significant regulation in many aspects of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls and the prices they may charge for the products and services. There are a variety of risks relating to actions of various governmental agencies and authorities in such industries. Additionally, stricter laws, regulations or enforcement policies could be enacted or pursued in the future, which would likely increase compliance costs and may adversely affect the financial performance of energy companies which may have implications for the companies that support the energy sectors’ infrastructure-related requirements.
Investment in the Communications Industry.
The Fund’s portfolio companies may include communications companies. Communications companies in the U.S., Europe and other developed and emerging countries undergo continual changes mainly due to evolving levels of governmental regulation or deregulation as well as the rapid development of communication technologies. Competitive pressures within the communications industry are intense, and the securities of communications companies may be subject to significant price volatility. In addition, because the communications industry is subject to rapid and significant changes in technology, the companies in this industry in which the Fund may invest will face competition from technologies being developed or to be developed in the future by others, which may make such companies’ products and services obsolete.
Investing in Media Companies.
The Fund may focus a portion of its investment activities in media companies. These companies are sensitive to, among other things, global economic conditions, fluctuations in advertising expenditures from which media companies derive substantial revenue, seasonal fluctuations, changes in public and consumer tastes and preferences for products, content and services, rapidly changing technologies, theft of intellectual property including lost revenue due to copyright infringement, retention of key talent and management, merger and acquisition activity and regulation and other political considerations, which may cause the Fund to experience substantial volatility. Further, to the extent the Fund invests in or receives media company royalty interests, the Fund will generally receive revenues from those royalty interests only upon the sale of the source of the royalty payments by the underlying owner of such interests or upon sale of the royalty interests themselves. There can be no assurance that the sources of the expected royalty income will perform as anticipated.
Risks Inherent to Real Estate Investing.
The Fund will invest in debt investments related to real estate. Real estate historically has experienced significant fluctuations and cycles in performance that may result in reductions in the value of the Fund’s investments. The ultimate performance and value of such investments of the Fund may subject to the varying degrees of risk generally incident to ownership and operations of the properties to which the Fund will be exposed and which collateralize or support its investments. The ultimate performance and value of the Fund’s investments depend upon, in large part, the Fund’s ability to operate each such investment so that it provides sufficient cash flows necessary to pay the Fund’s equity investment and a return on such investment, or to pay interest and principal due to the Fund or a lender. Revenues and cash flows may be adversely affected by:

•	changes in local real estate market conditions due to changes in national or local economic conditions or changes in local property market characteristics;

•	government regulation including taking or condemnation losses and limitations on rent, such as rent control and rent stabilization;

•	competition from other properties and changes in the supply and demand for competing properties in an area;

•	fluctuations in building occupancy and the financial resources of tenants;

•
changes in interest rates and in the state of the debt and equity capital markets, particularly the availability of debt financing which may render the sale or refinancing of properties difficult or impracticable;

•	the ongoing need for capital improvements, particularly in older buildings;

•	changes in real estate tax rates and other operating expenses;

•
adverse changes in governmental rules and fiscal policies, civil unrest, acts of God, including earthquakes, hurricanes, floods, fires and other natural disasters, acts of war or terrorism, which may decrease the availability of or increase the cost of insurance or result in uninsured losses;

•	adverse changes in zoning laws;

•	the impact of present or future environmental legislation and compliance with environmental laws;

•	the impact of lawsuits which could cause the Fund to incur significant legal expenses and divert management’s time and attention from day-to-day operations of the Fund; and

•	other adverse factors that are beyond the Fund’s control.

•	In the event that any of the Fund’s investments experience any of the foregoing events or occurrences, the value of, and return on, such investments would be negatively impacted.

•	Reliance on Corporate Management and Financial Reporting

•
Many of the strategies implemented by the Fund rely on the financial information made available by the issuers in which the Fund invests. The
Sub-Adviser
has no ability to independently verify the financial information disseminated by the issuer in which the Fund invests and is dependent upon the integrity of both the management of these issuers and the financial reporting process in general.

Broker, Dealer or Custodian Insolvency.
The Fund’s assets may be held in one or more accounts maintained for the Fund by its prime brokers or at other brokers or with one or more custodians, which may be located in various jurisdictions. Such prime brokers, local brokers and custodians, as brokerage firms, custodians or commercial banks, may be subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a prime broker or custodian or any of their respective sub-custodians,
agents or affiliates, or a local broker, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Investors should assume that the insolvency of any of the prime brokers or such other service providers would result in a loss to the Fund, which could be material.
Investments in the Insurance Sector.
The Fund may also invest in esoteric asset classes such as the insurance capital markets, which include insurance-linked securities (whereby the performance and return of the investment depend on the results of the underlying policy or instrument), insurance securitizations, catastrophe bonds, life insurance/life annuity combination bonds, structured settlements, insurance reserve financing, mortality/longevity swaps, life settlements, premium finance loans and other similar asset backed securities or instruments. These are specialized asset classes with unique risks, and prospective shareholders should carefully consider, among other factors, the matters described below, each of which could have an adverse effect on the value of their investments in the Fund. On an opportunistic basis, the Fund may invest in insurance-linked securities, whereby the performance and return of the investment depend on the results of the underlying insurance policy or instrument. An investment by the Fund in the insurance capital markets involves a high degree of risk, including the risk that the entire amount invested may be lost. Such investments would constitute investing in a relatively new and developing asset class where a significant part of the asset class involves relatively illiquid instruments.
ESG Considerations.
Our business faces increasing public scrutiny related to ESG activities. We risk damage to our brand and reputation if we fail to act responsibly in a number of areas, such as environmental stewardship, corporate governance and transparency and considering ESG factors in our investment processes. Adverse incidents with respect to ESG activities could impact the value of our brand, the cost of our operations and relationships with investors, all of which could adversely affect our business and results of operations. Additionally, new regulatory initiatives related to ESG could adversely affect our business.
Laws of Other Jurisdictions Where the Fund is Marketed.
Shares in the Fund may be marketed in various jurisdictions in addition to those more specifically addressed elsewhere in this Prospectus. In order to market shares in the Fund in certain jurisdictions (or to investors who are citizens of or resident in such jurisdictions), the Fund, the
Sub-Adviser,
Apollo and its affiliates will be required to comply with applicable laws and regulations relating to such activities. Compliance may involve, among other things, making notifications to or filings with local regulatory authorities, registering the Fund, the
Sub-Adviser,
Apollo and its affiliates or the shares with local regulatory authorities or complying with operating or investment restrictions and requirements, including with respect to prudential regulation. Compliance with such laws and regulations may limit the ability of the Fund to participate in investment opportunities and may impose onerous or conflicting operating requirements on the Fund, the
Sub-Adviser,
Apollo and its affiliates. The costs, fees and expenses incurred in order to comply with such laws and regulations, including related legal fees and filing or registration fees and expenses, will be borne by the Fund and may be substantial. In addition, if the Fund, the
Sub-Adviser,
Apollo and its affiliates were to fail to comply with such laws and regulations, any or all of them could be subject to fines or other penalties, the cost of which typically would be borne by the Fund.
Eurozone Risks.
The Fund’s investments and its investment performance will most likely be affected by economic and fiscal conditions in Eurozone countries and developments relating to the euro. The deterioration of the Sovereign Debt of several Eurozone countries together with the risk of contagion to other more stable economies exacerbated the global economic crisis. This situation raised a number of uncertainties regarding the stability and overall standing of the European Monetary Union. Economic, political or other factors could still result in changes to the composition of the European Monetary Union. The risk that other Eurozone countries could be subject to higher borrowing costs and face further deterioration in their economies, together with the risk that some countries could withdraw from the Eurozone, could have a negative impact on the Fund’s investment activities. A reintroduction of national currencies in one or more Eurozone countries or, in more extreme circumstances, the possible dissolution of the European Monetary Union cannot be ruled out. The departure or risk of departure from the European Monetary Union by one or more Eurozone countries and/or the abandonment of the euro as a currency could have major negative effects on the Fund. If the European Monetary Union is dissolved entirely, the legal and contractual consequences for holders of euro-denominated obligations would be determined by laws in effect at such time. These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of investors’ shares in the Fund.
Sovereign Debt.
It is anticipated that the Fund may invest in Sovereign Debt. Sovereign Debt may include securities that the
Sub-Adviser
believes are likely to be included in restructurings of the external debt obligations of the issuer in question. The ability of an issuer to make payments on Sovereign Debt, the market value of such debt and the inclusion of Sovereign Debt in future restructurings may be affected by a number of other factors, including such issuer’s: (i) balance of trade and access to international financing; (ii) cost of servicing such obligations, which may be affected by changes in international interest rates; and (iii) level of international currency reserves, which may affect the amount of foreign exchange available for external debt payments. Significant ongoing uncertainties and exposure to adverse conditions may undermine the issuer’s ability to make timely payment of interest and principal, and issuers may default on their Sovereign Debt.
Investments in Emerging Markets.
The Fund will be permitted to make investments in emerging markets such as China, India, Brazil and countries located in emerging Europe. Investing in emerging markets involves risks and special considerations not typically associated with investing in more established economies or markets including among other things: (i) higher dependence on exports and the corresponding importance of international trade; (ii) greater risk of inflation; (iii) inability to exchange local currencies for U.S. dollars; (iv) increased likelihood of governmental involvement in and control over the economy; (v) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (vi) less developed compliance culture; (vii) risks associated with differing cultural expectations and norms regarding business practices; (viii) longer settlement periods for transactions and less reliable clearance and custody arrangements; (ix) less developed, reliable or independent judiciary systems for the enforcement of contracts or claims; (x) greater regulatory uncertainty; (xi) maintenance of the Fund’s investments with
non-U.S.
brokers and securities depositories; and (xii) threats or incidents of corruption or fraud, all of which may adversely affect the return on the Fund and its investments.
Repatriation of investment income, assets and the proceeds of sales by investors foreign to such markets, such as the Fund, may require governmental registration and/or approval in some emerging markets. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by emerging market countries on interest or dividends paid on financial instruments held by the Fund or gains from the disposition of such financial instruments. In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter
markets, brokers, dealers, counterparties and issuers than in other more established markets. In emerging markets, any regulatory supervision that is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements or authorities. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary application or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in
non-U.S.
courts.
Risks Associated With Investments in Securities Indexed to the Value of Foreign Equity Securities.
Investments in securities indexed to the value of foreign equity securities involve risks associated with the securities markets in those countries, including the risk of volatility in those markets, governmental intervention in those markets and cross-shareholdings in companies in certain countries. Foreign companies are subject to accounting, auditing and financial reporting standards and requirements different from those applicable to U.S. reporting companies.
Fraudulent Conveyance Considerations.
Various laws enacted for the protection of creditors may apply to certain investments that are debt obligations, although the existence and applicability of such laws will vary from jurisdiction to jurisdiction. For example, if a court were to find that the borrower did not receive fair consideration or reasonably equivalent value for incurring indebtedness evidenced by an investment and the grant of any security interest or other lien securing such investment, and, after giving effect to such indebtedness, the borrower (i) was insolvent; (ii) was engaged in a business for which the assets remaining in such borrower constituted unreasonably small capital; or (iii) intended to incur or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could invalidate such indebtedness and such security interest or other lien as fraudulent conveyances, subordinate such indebtedness to existing or future creditors of the borrower or recover amounts previously paid by the borrower (including to the Fund) in satisfaction of such indebtedness or proceeds of such security interest or other lien previously applied in satisfaction of such indebtedness. In addition, if an issuer in which the Fund has an investment becomes insolvent, any payment made on such investment may be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before insolvency. In general, if payments on an investment are voidable, whether as fraudulent conveyances or preferences, such payments can be recaptured either from the initial recipient or from subsequent transferees of such payments. To the extent that any such payments are recaptured from the Fund, the resulting loss will be borne by the Fund.
Emerging markets jurisdictions may or may not have remedies such as fraudulent conveyance or preference. The lack of such remedies, however, may also have a material adverse effect on the Fund if issuers in which it is invested are not able to recapture payments that otherwise would have been paid out to creditors such as the Fund if such remedies were available.
Environmental Matters.
Ordinary operation or the occurrence of an accident with respect to a portfolio company could cause major environmental damage, personal injury or property damage, which may result in significant financial distress to such portfolio company, even if covered by insurance. In addition, persons who arrange for the disposal or treatment of hazardous materials may also be liable for the costs of removal or remediation of these materials at the disposal or treatment facility, whether or not that facility is or ever was owned or operated by those persons. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost and other liabilities. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination and may impose joint and several liability (including amongst the Fund, other Apollo Clients and the applicable portfolio company) or liabilities or obligations that purport to extend to (and pierce any corporate veil that would otherwise protect) the ultimate beneficial owners of the owner or operator of the relevant property or operating company that stand to financially benefit from such property’s or company’s operations. The Fund (and its shareholders) may therefore be exposed to substantial risk of loss from environmental claims arising in respect of its investments. Furthermore, changes in environmental laws or regulations or the environmental condition of an investment may create liabilities that did not exist at the time of its acquisition and that could not have been foreseen. Community and environmental groups may protest about the development or operation of portfolio company assets, which may induce government action to the detriment of the Fund. New and more stringent environmental or health and safety laws, regulations and permit requirements, or stricter interpretations of current laws, regulations or requirements, could impose substantial additional costs on a portfolio company, or could otherwise place a portfolio company at a competitive disadvantage compared to other companies, and failure to comply with any such requirements could have an adverse effect on a portfolio company. Even in cases where the Fund is indemnified by the seller with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the seller to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities. If these liabilities were to arise with respect to the Fund or its portfolio companies, the Fund might suffer significant losses and incur significant liabilities and obligations. The having or exercise of control or influence over a portfolio company could expose the assets of the Fund, the
Sub-Adviser
and their respective affiliates to claims by such portfolio company, its security holders and its creditors and regulatory authorities or other bodies. While the Sub-Adviser intends to manage the Fund to minimize exposure to these risks, the possibility of successful claims cannot be precluded, nor can there be any assurance as to whether such laws, rules, regulations and court decisions will be expanded or otherwise applied in a manner that is adverse to portfolio companies and the Fund and its shareholders. Moreover, it is possible that, when evaluating a potential investment, the
Sub-Adviser
may choose not to pursue or consummate such investment, if any of the foregoing risks may create liabilities or other obligations for any of the Fund, the
Sub-Adviser
or any of its respective affiliates, partners or employees. See also “—Control Person Liability” above.
Force Majeure and Expropriation Risk.
Portfolio companies may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Natural disasters, epidemics and other acts of God, which are beyond the control of the
Sub-Adviser,
may negatively affect the economy, infrastructure and livelihood of people throughout the world. For example, southeast Asia and many countries in Asia, including China, Japan, Indonesia and Australia have been affected by earthquakes, floods, typhoons, drought, heat waves or forest fires. Disease outbreaks have occurred in Asia in the past (including severe acute respiratory syndrome, or SARS, avian flu, H1N1/09 flu and
COVID-19)
and are occurring globally at present, and any prolonged occurrence of infectious disease, or other adverse public health developments or natural disasters in any country related to the Fund’s investments may have a negative effect on the Fund. Resulting catastrophic losses may either be uninsurable or insurable at such high rates as to make such coverage impracticable. If such a major uninsured loss were to occur with respect to any of the Fund’s investments, the Fund could lose both invested capital and anticipated profits.
The Fund may acquire portfolio companies that are located in areas that are subject to climate change and, as such, there may be significant physical effects of climate change that have the potential to have a material effect on the Fund’s business and operations. Physical impacts of climate change may include: increased storm intensity and severity of weather (e.g., floods or hurricanes); wildfires; sea level rise; and extreme temperatures. For example, many climate models indicate that global warming is likely to result in rising sea levels and increased frequency and severity of weather events, which may lead to higher insurance costs, or a decrease in available coverage, for portfolio companies in areas subject to severe weather. These climate-related effects could damage the portfolio company’s physical infrastructure, especially operations located in low-lying
areas near coasts and river banks, and facilities situated in hurricane-prone and rain-susceptible regions.
Some force majeure events may adversely affect the ability of a party (including a portfolio company or a counterparty to the Fund or a portfolio company) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a portfolio company or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more portfolio companies or its assets, could result in a loss to the Fund, including if its investment in such portfolio company is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.
Due Diligence.
The
Sub-Adviser
will conduct, and will use third parties to conduct, due diligence on prospective investments. In conducting such due diligence, the
Sub-Adviser’s
investment professionals will use publicly available information, as well as information from their relationships with former and current bank lenders, management teams, consultants, competitors and investment bankers. Such level of due diligence may not, however, reveal all matters and issues, material or otherwise, relating to prospective investments.
Possibility of Fraud or Other Misconduct of Employees and Service Providers.
Misconduct by employees of the
Sub-Adviser,
service providers to the Fund and/or their respective affiliates (including affiliated service providers) could cause significant losses to the Fund. Misconduct may include entering into transactions without authorization, the failure to comply with operational and risk procedures, including due diligence procedures, misrepresentations as to investments being considered by the Fund, the improper use or disclosure of confidential or material non-public
information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities and non-compliance
with applicable laws or regulations and the concealing of any of the foregoing. Such activities may result in reputational damage, litigation, business disruption and/or financial losses to the Fund. Apollo has controls and procedures through which it seeks to minimize the risk of such misconduct occurring. However, no assurances can be given that the
Sub-Adviser
will be able to identify or prevent such misconduct.
In addition, instances of fraud and other deceptive practices or devices employed by management or owners of portfolio companies in which the Fund invests may undermine the
Sub-Adviser’s
due diligence efforts with respect to such companies and, if such fraud is discovered, negatively affect the valuation of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility that could negatively impact the Fund’s investments. In the event of fraud by any portfolio company in which the Fund invests, the Fund may suffer a partial or total loss of its capital investment in that company.
Trade Errors.
The
Sub-Adviser
has adopted a policy for the purpose of addressing trade errors that may arise, from time to time, with respect to the securities transactions of the Fund. The
Sub-Adviser,
pursuant to the policy, will seek to identify and correct any trade errors in an expeditious manner. The determination of whether or not a trade error has occurred will be in the discretion of the
Sub-Adviser,
and investors should be aware that, in making such determinations, the
Sub-Adviser
will have a conflict of interest.
Over-the-Counter
Trading.
The Fund’s investment and hedging strategies may involve it or its portfolio companies engaging in forward currency contracts and options, as well as currency and credit default swaps and other derivatives. There is no limitation on daily price movements on these instruments and speculative position limits are not currently applicable. The principals who deal in these markets are not required to continue to make markets and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain contracts or have quoted prices with unusually wide spreads between the prices at which they were prepared to buy and those at which they were prepared to sell. Disruptions can also occur in any market in which the Fund or any of its portfolio companies trades due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such trading to less than that which the
Sub-Adviser
would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in significant losses to the Fund.
Over-Commitment.
In order to facilitate the acquisition of a portfolio company, the Fund may make (or commit to make) an investment that exceeds the desired amount with a view to selling a portion of such investment to co-investors
or other persons prior to or within a reasonable time after the closing of the acquisition. In such event, the Fund will bear the risk that any or all of the excess portion of such investment may not be sold or may only be sold on unattractive terms and that, as a consequence, the Fund may bear the entire portion of any break-up
fee or other fees, costs and expenses related to such investment, including break-up
fees and hold a larger than expected portion of such portfolio company or may realize lower than expected returns from such investment. The
Sub-Adviser
endeavors to address such risks by requiring such investments to be in the best interests of the Fund, regardless of whether any sell-down ultimately occurs. None of the
Sub-Adviser
or any of its affiliates will be deemed to have violated any duty or other obligation to the Fund or any of its investors by engaging in such investment and sell-down activities.
Expedited Transactions.
Investment analyses and decisions by the
Sub-Adviser
will often be undertaken on an expedited basis in order for the Fund to take advantage of investment opportunities. In such cases, the information available to the
Sub-Adviser
at the time of an investment decision may be limited, and the
Sub-Adviser
may not have access to the detailed information necessary for a full evaluation of the investment opportunity. In addition, the
Sub-Adviser
may rely upon independent consultants or advisors in connection with the evaluation of proposed investments. There can be no assurance that these consultants or advisors will accurately evaluate such investments.
Non-Controlling
Investments.
The Fund is expected to hold a
non-controlling
interest in portfolio companies and, therefore, may have a limited ability to protect its position in such portfolio companies. Further, the Fund may have no right to appoint a director and, as a result, may have a limited ability to influence the management of such portfolio companies. In such cases, the Fund will be significantly reliant on the existing management and board of directors of such companies, which may include representation of other investors with whom the Fund is not affiliated and whose interests may conflict with the Fund’s interests. Where practicable and appropriate, it is expected that shareholder rights generally will be sought to protect the Fund’s interests. There can be no assurance, however, that such minority investor rights will be available, or that such rights will provide sufficient protection of the Fund’s interests. In addition, the Fund may hold investments in debt instruments or other investments that do not entitle the Fund to voting rights and, therefore, the Fund may have a limited ability to protect such investments.
Control Person Liability.
The Fund could, as a result of a restructuring or other event with respect to a portfolio company, acquire a controlling interests in a portfolio company. The fact that the Fund or
Sub-Adviser
exercises control or exerts influence (or merely has the ability to exercise control or exert influence) over a company may give rise to risks of liability (including under various theories of parental liability and piercing the corporate veil doctrines) for, among other things, personal injury and/or property or environmental damage claims arising from an accident or other unforeseen event, product defects, employee benefits (including pension and other fringe benefits), failure to supervise management, violation of laws and governmental regulations (including securities laws, anti-trust laws, employment laws, anti-bribery and other anti-corruption laws) and other types of liability for which the limited liability characteristic of business ownership and the Fund itself (and the limited liability structures that may be utilized by the Fund in connection with its ownership of portfolio companies or otherwise) may be ignored or pierced, with the result being that relevant entities could be treated as if such limited liability characteristics or structures did not exist for purposes of the application of such laws, rules, regulations and court decisions.
Contingent Liabilities on Disposition of Investments.
In connection with the disposition of an investment of the Fund, the Fund may be required to make representations and warranties about such investments. The Fund may become involved in disputes or litigation concerning such representations and warranties and may be required to make payments to third parties as a result of such disputes or litigation. If the Fund does not have cash available to conduct such litigation or make such payments, it may be required to borrow funds. Any such payments and borrowings could adversely impact the Fund’s ability to make distributions. In addition, if the Fund is unable to borrow funds to make such payments, it may be forced to sell investments to obtain funds. Such sales may be effected on unsatisfactory terms. The
Sub-Adviser
may also establish reserves or escrow accounts for such contingent liabilities. In that regard, shareholders may be required to return amounts distributed to them to fund the Fund’s indemnity obligations or other Fund obligations arising out of any legal proceeding against the Fund, subject to certain limitations set forth in this registration statement.

Execution Risks and Error.
In order to seek positive returns in global markets, the Fund’s trading and investments could involve multiple portfolio investments, multiple brokers and counterparties and multiple strategies. As a result, the execution of the trading and investment strategies employed by the Fund may require rapid execution of trades, high volume of trades, complex trades, difficult to execute trades, use of negotiated terms with counterparties such as in the use of derivatives and the execution of trades involving less common or novel portfolio investments. In each case, the Fund seeks best execution and has trained execution and operational staff who execute, settle and clear such trades. However, in light of the high volumes, complexity and global diversity involved, some slippage, errors and miscommunications with brokers and counterparties may occur, and could result in losses to the Fund. In such circumstances, the Fund will evaluate the merits of potential claims for damage against brokers and counterparties who are at fault and, to the extent practicable, will seek to recover losses from those parties. In its sole discretion, the
Sub-Adviser
may choose to forego pursuing claims against brokers and counterparties on behalf of the Fund for any reason, including the cost of pursuing claims relative to the likely amount of any recovery and the maintenance of its business relationships with brokers and counterparties. In addition, the
Sub-Adviser’s
own execution and operational staff may be solely or partly responsible for errors in placing, processing, and settling trades that result in losses to the Fund. The
Sub-Adviser
is not liable to the Fund for losses caused by brokers or counterparties or its own negligence or contributory negligence. The
Sub-Adviser
may be liable to the Fund for acts that constitute bad faith, gross negligence, willful misconduct, fraud, willful or reckless disregard for such their duties to the Fund or the shareholders or for damages resulting from intentional violations of securities laws. Interests in the Fund are only available for subscription by investors who understand that they and the Fund are waiving potential claims for damages arising from the operation of the Fund, including damages resulting from the
Sub-Adviser’s
own negligence or contributory negligence, and expect some execution losses to the Fund.
Operating and Financial Risks of Portfolio Companies.
Portfolio companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in their competitive environment, or an economic downturn. As a result, portfolio companies that the Fund may have expected to be stable may operate at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or to maintain their competitive positions, or may otherwise have a weak financial condition or be experiencing financial distress. In some cases, the success of the Fund’s investment strategy and approach will depend, in part, on the ability of the Fund to effect improvements in the operations of a portfolio company and/or recapitalize its balance sheet. To the extent relevant to a portfolio company, the activity of identifying and implementing operating improvements and/or recapitalization programs at portfolio companies entails a high degree of uncertainty. There can be no assurance that the Fund will be able to successfully identify and implement such operating improvements and/or recapitalization programs. In addition, the Fund may cause its portfolio companies to bear certain fees, costs and expenses that the Fund would otherwise bear, including the fees, costs and expenses incurred in developing, investigating, negotiating, structuring or consummating the Fund’s or any other investment in such portfolio companies. For example, the
Sub-Adviser
may cause such portfolio companies to bear the fees, costs and expenses that are incurred in connection and concurrently with the acquisition of such portfolio companies and such other fees, costs and expenses that may otherwise be treated as operating expenses. The payment of such fees, costs and expenses by such portfolio companies may reduce the amount of cash that the portfolio companies have on hand.
Ability to Source and Make Suitable Investments.
The consistency of available and suitable investments for the Fund could be a risk. The lack of availability from time to time of assets for purchase by the Fund may delay the Fund’s ability to achieve its target portfolio size, composition or rate of return in its projected timeframe or to make investments thereafter, both of which circumstances could materially adversely affect the Fund’s investment performance.
Factors that may affect the Fund’s ability to source suitable investments include, among other things, the following: developments in the market for nonperforming loans or other general market events, which may include changes in interest rates or credit spreads or other events which may adversely affect the price of assets, whether individually or collectively; competition for investment opportunities and the inability of the Fund to acquire assets at favorable yields (including if the Fund’s competitors have greater access to financial, technical and marketing resources than the Fund, a lower cost of funds than the Fund, and access to funding sources that are not available to the Fund); the inability of the Fund to reinvest the proceeds from the sale or repayment of any of its assets in suitable target investments on a timely basis, whether at prices that the Fund believes are appropriate or at all; and the inability of the Fund to secure debt financing or refinancing for the Fund’s portfolio companies on a timely basis, whether on a basis that is satisfactory to the Fund or at all.
Illiquidity and Long-Term Nature of Investments.
The market for many of the Fund’s portfolio companies is substantially less liquid than the market for publicly traded securities. In addition, certain portfolio companies may be subject to legal or contractual restrictions or requirements that limit the Fund’s ability to transfer them or sell them for cash. The resulting illiquidity of these investments may make it difficult for the Fund to sell such investments if the need arises. If the Fund needs to sell all or a portion of its portfolio over a short period of time, it may realize value significantly less than the value at which it had previously recorded those investments.
Tax Considerations.
An investment in the Fund involves complex U.S. and
non-U.S.
tax considerations that will differ for each investor depending on the investor’s particular circumstances. The investment decisions of the
Sub-Adviser
will be based primarily upon economic, not tax, considerations, and could result, from time to time, in adverse tax consequences to some or all shareholders. There can be no assurance that the structure of the Fund or of any investment will be tax-efficient
for any particular investor.
Under certain circumstances, investors in the Fund could be required to recognize taxable income in a taxable year for U.S. federal income tax purposes, even if the Fund either distributes no cash in such year or distributes cash in such year that is less than such amount of taxable income (including as a result of the Fund owning securities issued with original issue discount, owning interests in certain partnerships, owning interests in certain
non-U.S.
corporations and entering into certain transactions that are taxed on a mark-to-market
basis). In addition, the Fund may invest in securities of corporations and other entities organized outside the United States. Income from such investments may be subject to
non-U.S.
withholding taxes, which may or may not be reduced or eliminated by an income tax treaty. Furthermore, a shareholder may be subject to state and/or local taxes as a result of the Fund’s operations and activities. State and local laws may differ from U.S. federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. Each prospective investor is urged to consult with its own adviser as to the advisability and tax consequences of an investment in the Fund.
In addition, the Fund will take tax considerations into account in determining when the Fund’s portfolio companies should be sold or otherwise disposed of and may assume certain market risk and incur certain expenses in this regard to achieve favorable tax treatment of a transaction.
Reliance on Portfolio Company Management.
The
day-to-day
operations of a portfolio company will be the responsibility of such company’s management team. Although the
Sub-Adviser
will be responsible for monitoring the performance of portfolio companies and generally seeks to invest in companies operated by capable management, there can be no assurance that an existing management team, or any successor, will be able to successfully operate a portfolio company in accordance with the
Sub-Adviser’s
strategy for such company.
Investments in Less Established Companies.
The Fund may invest a portion of its assets in less established companies or early stage companies. Investments in such early stage companies may involve greater risks than those generally associated with investments in more established companies. For instance, less established companies tend to have smaller capitalizations and fewer resources and, therefore, are often more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In the case of start-up
enterprises, such companies may not have significant or any operating revenues. Early stage companies often experience unexpected issues in the areas of product development, manufacturing, marketing, financing and general management, which, in some cases, cannot be adequately resolved. A major risk also exists that a proposed service or product cannot be developed successfully with the resources available to such an early stage company. There is no assurance that the development efforts of any such early stage company will be successful or, if successful, will be completed within budget or the time period originally estimated. Substantial amounts of financing may be necessary to complete such development and there is no assurance that such funds will be available from any particular source, including institutional private placements or the public markets. The percentage of early stage companies that survive and prosper tends to be small. In addition, less mature companies could be more susceptible to irregular accounting or other fraudulent practices. Furthermore, to the extent there is any public market for the securities held by the Fund, securities of less established companies may be subject to more abrupt and erratic market price movements than those of larger, more established companies.
In addition to investing in less established or early stage companies, the Fund may actively engage in forming new businesses. Unlike investing in an existing company where start-up
risks are generally shared with third parties who also have vested interests in such company (including the company’s founders, existing managers or existing equity holders), in the case where the Fund forms a new business, all such risks are generally borne by the Fund. In addition, newly formed businesses face risks similar to those affecting less established or early stage companies as described above and may experience unexpected operational, developmental or financial issues that cannot be adequately resolved, and there is no assurance that such new business ventures will become successful.

Some of the portfolio investments expected to be made by the Fund should be considered highly speculative and may result in the loss of the Fund’s entire investment therein. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.
Uncertainty of Financial Projections.
The
Sub-Adviser
will generally establish the capital structure of portfolio companies on the basis of financial projections for such portfolio companies. Projections are forward-looking statements and are based upon certain assumptions. Projected operating results will normally be based primarily on management judgments. In all cases, projections are only estimates of future results that are based upon assumptions that the
Sub-Adviser
believes are reasonable at the time that the projections are developed. Projections are subject to a wide range of risks and uncertainties, however, and there can be no assurance that the actual results may not differ materially from those expressed or implied by such projections. Moreover, the inaccuracy of certain assumptions, the failure to satisfy certain financial requirements and the occurrence of other unforeseen events could impair the ability of a portfolio company to realize projected values. General economic conditions, which are not predictable, can also have a material adverse impact on the reliability of such projections.
Financing Arrangements.
To the extent that the Fund enters into financing arrangements, such arrangements may contain provisions that expose it to particular risk of loss. For example, any cross-default provisions could magnify the effect of an individual default. If a cross-default provision were exercised, this could result in a substantial loss for the Fund. Also, the Fund may, in the future, enter into financing arrangements that contain financial covenants that could require it to maintain certain financial ratios. If the Fund were to breach the financial covenants contained in any such financing arrangement, it might be required to repay such debt immediately in whole or in part, together with any attendant costs, and the Fund might be forced to sell some of its assets to fund such costs. The Fund might also be required to reduce or suspend distributions. Such financial covenants would also limit the ability of the
Sub-Adviser
to adopt the financial structure (e.g., by reducing levels of borrowing) which it would have adopted in the absence of such covenants.
Distributions.
We may not achieve investment results that will allow us to make a specified or stable level of cash distributions and our distributions may decrease over time. In addition, due to the asset coverage test applicable to us as a regulated closed-end
fund, we may be limited in our ability to make distributions.
We may fund our cash distributions to shareholders from any sources of funds available to us, including borrowings, net investment income from operations, capital gains proceeds from the sale of assets, non-capital
gains proceeds from the sale of assets, dividends or other distributions paid to us on account of preferred and common equity investments in portfolio companies and fee and expense reimbursement waivers from the Adviser and its affiliates, if any. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this registration statement. In addition, the inability to satisfy the asset coverage test applicable to us as a registered closed-end
fund may limit our ability to pay distributions. We cannot assure you that we will continue to pay distributions to our shareholders in the future. In the event that we encounter delays in locating suitable investment opportunities, we may pay all or a substantial portion of our distributions from borrowings or sources other than cash flow from operations in anticipation of future cash flow, which may constitute a return of your capital. A return of capital is a return of your investment, rather than a return of earnings or gains derived from our investment activities.
Broker or Dealer or Custodian Insolvency.
The Fund’s assets may be held in one or more accounts maintained for the Fund by its prime brokers or at other brokers or with one or more custodians, which may be located in various jurisdictions. Such prime brokers, local brokers and custodians, as brokerage firms, custodians or commercial banks, may be subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a prime broker or custodian or any of their respective sub-custodians,
agents or affiliates, or a local broker, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Investors should assume that the insolvency of any of the prime brokers or such other service providers would result in a loss to the Fund, which could be material.
Developments in the Structured Credit Markets and Their Broader Impact.
Declines in the market value of ABS and MBS, especially those backed by subprime mortgages, were associated with significant market events resulting in the global financial crisis of 2007–2009 and the subsequent regulatory and market responses to the financial crisis. Increasing credit and valuation problems in the subprime mortgage market generated extreme volatility and illiquidity in the markets for portfolio companies directly or indirectly exposed to subprime mortgage loans. This volatility and illiquidity extended to the global credit and equity markets generally, and, in particular, to the high-yield bond and loan markets, exacerbated by, among other things, uncertainty regarding the extent of problems in the mortgage industry and the degree of exposure of financial institutions and others, decreased risk tolerance by investors and significantly tightened availability of credit. Except for agency RMBS, and despite modest increases in non-agency
RMBS issuance, the market for RMBS has not significantly recovered (relative to the pre-financial
crisis market) from these conditions and it is difficult to predict if or when the non-agency
RMBS market will recover from such conditions. If the structured credit markets continue to face uncertainty or to deteriorate, then the Fund may not be presented with sufficient investment opportunities in ABS and MBS, which may prevent the Fund from successfully executing investment strategies in such investments. Moreover, further uncertainty or deterioration in the structured credit markets could result in further declines in the market values of or increased uncertainty with respect to such investments made or considered by the Fund, which could require the Fund to dispose of such investments at a loss while such adverse market conditions prevail.
Legal and Regulatory Risks
SEC Investigations.
There can be no assurance that the Fund, the
Sub-Adviser
or any of their affiliates will avoid regulatory examination and possibly enforcement actions in the future.
On August 23, 2016, without admitting or denying any wrongdoing, certain affiliates of Apollo consented to the entry of an order to cease and desist from committing or causing any violations and future violations of Sections 206(2) and 206(4) of the Advisers Act and Rules
206(4)-7
and
206(4)-8
thereunder. According to the SEC order, (1) such affiliates did not, among other things, provide sufficient pre-commitment
disclosure regarding the possibility of accelerating otherwise authorized fees upon termination of monitoring agreements with their portfolio investments, (2) certain affiliates of Apollo did not adequately disclose that interest from a loan from a private equity fund to its general partner would be allocated to the general partner, (3) such affiliates of Apollo did not adequately supervise a former senior partner’s expense reimbursement practices and (4) such affiliates of Apollo failed to adopt and implement policies and procedures reasonably designed to prevent violations of the Advisers Act and its rules. As part of the settlement, such affiliates of Apollo agreed to pay $37,527,000 of disgorgement and $2,727,552 of prejudgment interest to shareholders of Apollo-managed funds and a civil monetary penalty of $12,500,000 to the SEC.
There is also a risk that regulatory agencies in the United States and beyond will continue to adopt new laws or regulations (including tax laws or regulations), change existing laws or regulations, or enhance the interpretation or enforcement of existing laws and regulations.
Compliance Failures.
Apollo and certain of its affiliates, including the
Sub-Adviser,
are regulated entities, and any compliance failures or other inappropriate behavior by them may have a material and/or adverse effect on the Fund. The provision of investment management services is regulated in most relevant jurisdictions, and the
Sub-Adviser
(and Apollo generally) must maintain its regulatory authorizations to continue to be involved both in the management of the Fund’s investments and to continue Apollo’s businesses generally. The
Sub-Adviser’s
ability to source and execute investment transactions for the Fund, and investor sentiment with respect to the Fund, may be adversely affected by negative publicity arising from any regulatory compliance failures or other inappropriate behavior by any Apollo affiliate or its investment professionals.
Legal, Tax and Regulatory Risks.
Legal, tax and regulatory changes could occur during the Fund’s term that may adversely affect the Fund or its portfolio companies. There has been, and it is possible that there will be, further involvement of governmental and regulatory authorities in financial markets around the world. For example, the Fund expects to make investments in a number of different industries, some of which are or may become subject to regulation by one or more governmental agencies or authorities. New and existing regulations, changing regulatory requirements and the burdens of regulatory compliance all may have an adverse effect on the performance of investments that operate in these industries.
The
Sub-Adviser
cannot predict whether new legislation or regulation (including new tax measures) will be enacted by legislative bodies or governmental agencies, nor can either of them predict what effect such legislation or regulation might have. There can be no assurance that new legislation or regulation, including changes to existing laws and regulations, will not have an adverse effect on the Fund’s investment performance.
Changes in Tax Law.
The Biden administration may propose significant changes to the U.S. federal tax laws, some or all of which may be enacted. The passage of such legislation, as well as changes or modifications in existing judicial decisions or in the current positions of the IRS, could substantially modify the tax treatment described in this prospectus, possibly on a retroactive basis. The Fund cannot predict whether the U.S. Congress or any other legislative body will enact new tax legislation or whether the IRS or any other Tax Authority will issue new regulations or other guidance, nor can it predict what effect such legislation or regulations might have. There can be no assurance that new legislation or regulations, including changes to existing laws and regulations, will not have an adverse effect on the Fund’s investment performance.

Confidential Information.
As a holder of loans, the Fund may be entitled to receive material, non-public
information regarding borrowers which may limit the ability of Apollo’s funds and accounts, under applicable securities laws, to trade in the public securities of such borrowers, including the borrowers’ high-yield bonds. The Fund anticipates that, to avoid such restriction, it may elect not to receive such non-public
information. In situations where the Fund decides to receive such information, it may seek to discontinue receiving non-public
information concerning the borrower under a loan when it is disclosed by such borrower that the borrower will issue high-yield bonds in the near future. As a result, the Fund, at times, may receive less information regarding such a borrower than is available to the other investors in such borrower’s loan, which may result in the Fund’s taking actions or refusing to take actions in a manner different than had it received such non-public
information.
Pay-to-Play
Laws, Regulations and Policies.
A number of U.S. states and municipal pension plans have adopted so-called
“pay-to-play”
laws, regulations or policies which prohibit, restrict or require disclosure of payments to (and/or certain contacts with) state officials by individuals and entities seeking to do business with state entities, including those seeking investments by public retirement funds. The SEC has adopted rules that, among other things, prohibit an investment adviser from providing advisory services for compensation to a government client for two years after the adviser or certain of its executives, employees or agents makes a contribution to certain elected officials or candidates. If the
Sub-Adviser,
any of its employees or affiliates or any service provider acting on their behalf fails to comply with such laws, regulations or policies, such non-compliance
could have an adverse effect on the Fund and Apollo generally, and may require the applicable shareholder to withdraw from the Fund.
Tax Audit Considerations.
The Fund may take positions with respect to certain tax issues that depend on legal and other interpretative conclusions. Should any such positions be successfully challenged by the IRS, a shareholder might be found to have a different tax liability for that year than that reported on its federal income tax return. In addition, an audit of the Fund may result in an audit of the returns of some or all of the shareholders, which examination could result in adjustments to the tax consequences initially reported by the Fund and affect items not related to a shareholder’s investment in the Fund. If such adjustments result in an increase in a shareholder’s federal income tax liability for any year, such shareholder may also be liable for interest and penalties with respect to the amount of underpayment. The legal and accounting costs incurred in connection with any audit of the Fund’s tax return will be borne by the Fund. The cost of any audit of a shareholder’s tax return will be borne solely by the shareholder.
Taxation in Foreign Jurisdictions.
The Fund and/or the shareholders could become subject to additional or unforeseen taxation in jurisdictions in which the Fund operates and invests. Changes to taxation treaties (or their interpretation) between the United States and the countries in which the Fund invests may adversely affect the Fund’s ability to efficiently realize income or capital gains. Interest payments on the Fund’s investments in certain jurisdictions and certain other items of income may be subject to withholding taxes and in some cases such withholding taxes may be greater than if such Fund investments were held directly by the shareholders. There can be no assurance that U.S. tax credits may be claimed with respect to such
non-U.S.
taxes incurred. Although the Fund may, where possible, make its investments in a way which minimizes or eliminates withholding taxes, where relevant, there can be no guarantee that such strategies will be successful.
Permanent Establishment Risks.
The Fund intends to conduct its operations in a manner that will not cause it to have a “permanent establishment” in any country outside the United States, as such term is defined in the relevant income tax treaty. There can be no assurance that a particular country will not assert that the Fund has a permanent establishment in such country, and if such assertion were upheld, it can potentially result in adverse tax consequences to the Fund.
Other Regulatory Considerations.
The Fund and/or the
Sub-Adviser
also may be subject to regulation in jurisdictions in which the Fund and the
Sub-Adviser
engage in business. Because the Fund’s business is dynamic and is expected to change over time, the Fund may be subject to new or additional regulatory constraints in the future.
This Prospectus cannot address or anticipate every possible current or future regulation that may affect the
Sub-Adviser,
the Fund or their businesses. Such regulations may have a significant impact on shareholders or the operations of the Fund, including restricting the types of investments the Fund may make, preventing the Fund from exercising its voting rights with regard to certain investments requiring the Fund to disclose the identity of its investors or their beneficial owners, or otherwise. The
Sub-Adviser
may, in its sole discretion, cause the Fund to be subject to such regulations if it believes that an investment or business activity is in the Fund’s interest, even if such regulations may have a detrimental effect on one or more shareholders.
Possible Risk of Conflicts
Potential Conflicts of Interest Risk.
The
Sub-Adviser
will be subject to certain conflicts of interest in its management of the Fund. These conflicts will arise primarily from the involvement of the
Sub-Adviser,
Apollo and their affiliates in other activities

that may conflict with those of the Fund. The
Sub-Adviser,
Apollo and their affiliates engage in a broad spectrum of activities. In the ordinary course of their business activities, the
Sub-Adviser,
Apollo and their affiliates may engage in activities where the interests of certain divisions of the
Sub-Adviser,
Apollo and their affiliates or the interests of their clients may conflict with the interests of the Fund or the shareholders of the Fund. Other present and future activities of the
Sub-Adviser,
Apollo and their affiliates may give rise to additional conflicts of interest which may have a negative impact on the Fund.
In addressing these conflicts and regulatory, legal and contractual requirements across its various businesses, Apollo has implemented certain policies and procedures (e.g., information walls) that may reduce the positive synergies that the
Sub-Adviser
may have potentially utilized for purposes of finding attractive investments. Additionally, Apollo may limit a client and/or its portfolio companies from engaging in agreements with or related to companies in which any fund of Apollo has or has considered making an investment or which is otherwise an advisory client of Apollo and/or from time to time restrict or otherwise limit the ability of the Fund to make investments in or otherwise engage in businesses or activities competitive with companies or other clients of Apollo, either as result of contractual restrictions or otherwise. Finally, Apollo has in the past entered, and is likely in the future to enter, into one or more strategic relationships in certain regions or with respect to certain types of investments that, although possibly intended to provide greater opportunities for the Fund, may require the Fund to share such opportunities or otherwise limit the amount of an opportunity the Fund can otherwise take.
As part of its regular business, Apollo provides a broad range of services other than those provided by the
Sub-Adviser,
including investment banking, underwriting, capital markets syndication and advisory (including underwriting), placement, financial advisory, restructuring and advisory, consulting, asset/property management, mortgage servicing, insurance (including title insurance), monitoring, commitment, syndication, origination, servicing, management consulting and other similar operational and finance matters, healthcare consulting/brokerage, group purchasing, organizational, operational, loan servicing, financing, divestment and other services. In addition, Apollo may provide services in the future beyond those currently provided. The Fund will not receive a benefit from the fees or profits derived from such services. In such a case, a client of Apollo would typically require Apollo to act exclusively on its behalf. This request may preclude all of Apollo clients (including the Fund) from participating in related transactions that would otherwise be suitable. Apollo will be under no obligation to decline any such engagements in order to make an investment opportunity available to the Fund. In connection with its other businesses, Apollo will likely come into possession of information that limits its ability to engage in potential transactions. The Fund’s activities are expected to be constrained as a result of the inability of the personnel of Apollo to use such information. For example, employees of Apollo from time to time are prohibited by law or contract from sharing information with members of the
Sub-Adviser’s
investment team that would be relevant to monitoring the Fund’s portfolio and other investment decisions. Additionally, there are expected to be circumstances in which one or more of certain individuals associated with Apollo will be precluded from providing services related to the Fund’s activities because of certain confidential information available to those individuals or to other parts of Apollo (e.g., trading may be restricted). Apollo has long term relationships with a significant number of corporations and their senior management. In determining whether to invest in a particular transaction on behalf of the Fund, the
Sub-Adviser
will consider those relationships, and may decline to participate in a transaction as a result of such relationships. The Fund may also co invest with clients of Apollo in particular investment opportunities, and the relationship with such clients could influence the decisions made by the
Sub-Adviser
with respect to such investments. The Fund may be forced to sell or hold existing investments as a result of various relationships that Apollo may have or transactions or investments Apollo and its affiliates may make or have made. The inability to transact in any security, derivative or loan held by the Fund could result in significant losses to the Fund.
Limitations on Transactions with Affiliates Risk.
The 1940 Act limits our ability to enter into certain transactions with certain of our affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security directly from or to any portfolio company of or private equity fund managed by Apollo or any of their respective affiliates. However, the Fund may under certain circumstances purchase any such portfolio company’s loans or securities in the secondary market, which could create a conflict for the
Sub-Adviser
between the interests of the Fund and the portfolio company, in that the ability of the
Sub-Adviser
to recommend actions in the best interest of the Fund might be impaired. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to us.
Dependence on Key Personnel Risk.
The
Sub-Adviser
is dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the
Sub-Adviser
were to lose the services of these individuals, its ability to service the Fund could be adversely affected. As with any managed fund, the
Sub-Adviser
may not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio and the Fund’s performance may lag behind that of similar funds. The
Sub-Adviser
has informed the Fund that the investment professionals associated with the

Sub-Adviser
are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. In addition, individuals not currently associated with the
Sub-Adviser
may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals.
The
Sub-Adviser’s
ability to successfully manage the Fund depends on the
Sub-Adviser’s
employees and advisors. The
Sub-Adviser
will be relying extensively on the experience, relationships and expertise of these persons. There can be no assurance that these persons will remain with the
Sub-Adviser
or will otherwise continue to be able to carry on their current duties throughout the life of the Fund (which is expected to be indefinite) or that the
Sub-Adviser
will be able to attract and retain replacements or additional persons when needed. Additionally, investment professionals and other employees and advisors to the
Sub-Adviser
may not have been involved with the investment decisions and transactions made by the
Sub-Adviser
or any other Apollo Client described herein and may have a limited history working for Apollo. The loss of the services of one or more of these professionals could have an adverse impact on the Fund’s ability to realize its investment objectives. The Fund will also depend on the success of operating executives (including persons or entities employed, engaged or retained by Apollo) in supplementing the Fund’s investment team, among other things, in sourcing investment opportunities, in transaction analysis and due diligence, and with asset management, managerial and operational skills as appropriate for the assets in question. Certain industry executives, advisors, consultants and operating executives may be exclusive to Apollo or the Fund and could be employees of Apollo, but may not have the same compensation incentives as the Fund’s investment team due to, among other things, factors that distinguish these engagements from those of Apollo investment professionals, including the aspects of the transactions in which they are involved or the performance metrics upon which their compensation is based. Furthermore, certain Apollo personnel, in addition to their responsibilities on behalf of the
Sub-Adviser
and the Fund, are and will continue to be involved in the investment activities of other Apollo Clients, in other business activities of Apollo (including Apollo-sponsored SPACs and their acquisition targets) and in personal investment activities. In particular, the managing partners of Apollo have established family offices to provide investment advisory, accounting, administrative and other services to their respective family accounts (including certain charitable accounts) in connection with their personal investment activities unrelated to their investments in Apollo entities, and their respective involvement in such family offices will require the respective resources and attention of each such managing partner who may also have responsibilities to the Fund’s affairs.
The Fund has no employees and no separate facilities and is reliant on the
Sub-Adviser,
which has significant discretion as to the implementation of the Fund’s investment objective and policy. In particular, the Fund’s performance will depend on the success of the
Sub-Adviser’s
investment process.
Accordingly, the Fund will depend on the
Sub-Adviser’s
assessment of an appropriate acquisition price for, and
on-going
valuation of, the Fund’s investments. The acquisition price determined by the
Sub-Adviser
in respect of each investment position will be based on the returns that the
Sub-Adviser
expects the investment to generate, based on, among other things, the
Sub-Adviser’s
assessment of the nature of the investment and the relevant collateral, security position, risk profile and historical default rates of the position and supply and demand in the secondary loan market. Each of these factors involves subjective judgments and forward-looking determinations by the
Sub-Adviser.
If the
Sub-Adviser
misprices an investment (for whatever reason), the actual returns on the investment may be less than anticipated at the time of acquisition. Further, in light of the illiquidity of the investment, it may be difficult for the Fund to dispose of the investment at a price similar to the acquisition price.
Competition for Investment Opportunities.
There is currently, and will likely continue to be, competition for investment opportunities by investment vehicles and others with investment objectives and strategies identical or similar to the Fund’s investment objectives and strategies, as well as by business development companies, master limited partnerships, strategic investors, hedge funds and others. Some of these competitors may have more relevant experience, greater financial, technical, marketing and other resources, more personnel, higher risk tolerances, different risk assessments, lower return thresholds, lower cost of capital and access to funding sources unavailable to the Fund and a greater ability to achieve synergistic cost savings in respect of an investment than the Fund, the
Sub-Adviser,
Apollo or any of their respective affiliates. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number of opportunities available to the Fund and adversely affecting the terms, including pricing, upon which portfolio investments can be made. Such competition may be particularly acute with respect to participation by the Fund in auction proceedings. To the extent that the Fund encounters competition for investments, returns to shareholders may decrease.
Based on the foregoing, there can be no assurance that the Fund will be able to identify or consummate investments that satisfy the Fund’s rate of return objectives or realize upon their values, or that the Fund will be able to invest fully its committed capital. The success of the Fund will depend on the
Sub-Adviser’s
ability to identify suitable investments, to negotiate and arrange the closing of appropriate transactions and to arrange the timely disposition of portfolio investments.

Allocation of Investment Opportunities.
Apollo will provide investment management services to other Apollo Clients, and Apollo and/or such Apollo Clients may have one or more investment strategies that overlap or conflict with those of the Fund. The employment by Apollo of conflicting and/or overlapping strategies for other Apollo Clients may adversely affect the prices and availability of the securities and other assets in which the Fund invests. If participation in specific investment opportunities is appropriate for both the Fund and one or more other Apollo Clients (or Apollo itself, such as an Apollo-sponsored SPAC), participation in such opportunities will be allocated pursuant to Apollo’s allocation policies and procedures. There can be no assurance, however, that the application of such policies will result in the allocation of a specific investment opportunity to the Fund or that the Fund will participate in all investment opportunities falling within its investment objective. Such considerations may result in allocations of certain investments among the Fund and other Apollo Clients on other than a pari passu basis and, in some cases, to a newly-formed Apollo Client established for a particular investment. In the past, the application of such policies has resulted in the allocation by Apollo of certain investment opportunities relating to the alternative investment management business to (i) Apollo rather than to Apollo Clients and (ii) a newly-formed Apollo Client created for a particular investment opportunity or otherwise, and Apollo expects to allocate certain opportunities in a similar manner in the future. It is possible that the allocation of such opportunities to Apollo rather than to Apollo Clients, such as the Fund, may occur as a result of, in connection with, or ancillary to, the allocation of investment opportunities to such Apollo Clients (e.g., where Apollo has been afforded an opportunity to acquire an alternative investment management business as a result of an investment made or proposed to be made by the Fund). It is possible that the allocation of such opportunities to Apollo rather than to Apollo Clients, such as the Fund, may occur as a result of, in connection with, or ancillary to, the allocation of investment opportunities to such Apollo Clients (e.g., where Apollo has been afforded an opportunity to acquire an alternative investment management business as a result of an investment made or proposed to be made by the Fund).

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on April 5, 2016. The Fund’s Declaration of Trust provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest. The Trustees have authorized an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders.
The Fund currently offers six different classes of shares: Class A, Class C, Class I, Class F, Class L, and Class M shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each share class may be different. The fees and expenses for the Class A, Class C, Class I and Class L shares of the Fund are set forth in “Summary of Fund Expenses”. Further, the quarterly distributions paid to shareholders, if any, will vary for each share class based on different expenses for such classes. Certain share class details are set forth in “Plan of Distribution”.
The following table shows the amounts of Fund shares that have been authorized and are outstanding as of July 31, 2023:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Shown Under (3)
Class A Shares	Unlimited	None	3,481,066
Class C Shares	Unlimited	None	4,121,988
Class I Shares	Unlimited	None	23,322,679
Class F Shares	Unlimited	None	689,098
Class L Shares	Unlimited	None	658,970
Class M Shares	Unlimited	None	4,431
Shares
The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. Each share of the Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the same class of the Fund. See “Dividend Reinvestment Plan.” The 1940 Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive
rights associated with the shares. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.
The Fund generally will not issue share certificates. However, upon written request to the Transfer Agent, a share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Transfer Agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. SS&C will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.
Other Classes of Shares.
The Fund offers Class F and Class M shares through separate prospectuses. Class M shares are subject to distribution fees and are offered only through certain platforms. Class F shares are no longer offered except for reinvestment of dividends.

Outstanding Securities [Table Text Block]
The following table shows the amounts of Fund shares that have been authorized and are outstanding as of July 31, 2023:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Shown Under (3)
Class A Shares	Unlimited	None	3,481,066
Class C Shares	Unlimited	None	4,121,988
Class I Shares	Unlimited	None	23,322,679
Class F Shares	Unlimited	None	689,098
Class L Shares	Unlimited	None	658,970
Class M Shares	Unlimited	None	4,431
Other Classes of Shares.
The Fund offers Class F and Class M shares through separate prospectuses. Class M shares are subject to distribution fees and are offered only through certain platforms. Class F shares are no longer offered except for reinvestment of dividends.

Risks Related to an Investment in the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to an Investment in the Fund
Investment and Market Risk.
An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s Common Shares represents an indirect investment in the Fund’s portfolio of debt instruments, other securities, and derivative investments, and the value of these investments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Fund’s Common Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.
All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved. The Fund may utilize investment techniques, such as leverage and swaps, which can in certain circumstances increase the adverse impact to which the Fund’s investment portfolio may be subject.
Repurchase Offers Risks.
The Fund is an interval fund and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash, cash from the sale of Common Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by (i) holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and (ii) holding back (i.e., not investing) cash from the sale of Common Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect holders of Common Shares who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.
If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Common Shares as of the date the repurchase offer ends (the “Repurchase Request Deadline”). In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will generally be a taxable event to common shareholders.
General Market Conditions Risk.
Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of the global credit markets, periods of reduced liquidity, greater volatility, general volatility of credit spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global credit market conditions have episodically adversely affected the market values of equity, fixed-income and other securities and this volatility may continue and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain, but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.
The Fund may invest in securities of publicly traded companies. Securities markets in certain countries in which the Fund may invest are fragmented, smaller, less liquid and more volatile than the securities markets of the United States and certain other developed countries. Securities markets in the countries in which the Fund may invest have, in the past, experienced substantial price volatility that could have an adverse impact on the value of the Fund’s investments that consist of securities. Periods of economic and political uncertainty may result in further volatility in the value of such investments. As a result, there may be greater volatility than the volatility that could be expected by investors in comparable securities traded in U.S. securities markets. There can be no assurance that the Fund’s investments will not be sold at prices below their acquisition costs.
Major public health issues, such as
COVID-19,
have at times, and may in the future impact the Fund. The
COVID-19
pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the
COVID-19
pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments.
COVID-19,
or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.
In early 2022, Russia commenced a military invasion of Ukraine. In response, countries worldwide, including the United States, have imposed sanctions against Russia on certain businesses and individuals, including, but not limited to, those in the banking, import and export sectors. This invasion has led to, and for an unknown period of time, may continue to lead to, disruptions in local, regional, national, and global markets and economies. The invasion of Ukraine has caused, and may continue to cause, political, social, and economic disruptions and uncertainties as well as material increases in certain commodity prices that may affect the Fund’s business operations or the business operations of portfolio companies.
Furthermore, a counterparty’s ability to meet or willingness to honor its financial obligations, including its ability to extend credit or otherwise to transact with the Fund or a portfolio company or issuer to which the Fund makes a loan or in which the Fund invests directly may be negatively impacted. Current conditions may affect how counterparties interpret their obligations (and the Fund’s obligations) pursuant to counterparty arrangements such that the applicability, or lack thereof, of force majeure or similar provisions could also come into question and ultimately could work to the detriment of the Fund. These circumstances also may hinder the
Sub-Adviser’s,
the Fund’s and/or a portfolio companies’ ability to conduct their affairs and activities as they normally would, including by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing their ability to make accurate and timely projections of financial performance.
While the
Sub-Adviser
expects that the current environment will yield attractive investment opportunities for the Fund, the investments made by the Fund are expected to be sensitive to the performance of the overall economy. General fluctuations in the market prices of securities and interest rates may affect the value of portfolio investments or increase the risks associated with an investment in the Fund. There can be no assurances that conditions in the global financial markets will not change to the detriment of the Fund’s investments and investment strategy. The continuing negative impact on economic fundamentals and consumer and business confidence would likely further increase market volatility and reduce liquidity, both of which could adversely affect the access to capital, ability to utilize leverage or overall performance of the Fund or one or more of its portfolio companies and these or similar events may affect the ability of the Fund to execute its investment strategy.
Portfolio Turnover Risk.
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to common shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See “The Fund’s Investments—Investment Policies—Portfolio Turnover” and “Tax Considerations.”
Anti-Takeover Provisions.
The Fund’s Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end
status. See “Anti-Takeover Provisions in the Declaration of Trust.”
Market Disruptions.
The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships (on which the
Sub-Adviser
bases a number of its trading positions) become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk
strategies performing with unprecedented volatility and risk.
Highly Volatile Markets.
The prices of financial instruments in which the Fund may invest can be highly volatile. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.
Credit Facilities.
In the event we default under a credit facility or other borrowings, our business could be adversely affected as we may be forced to sell a portion of our investments quickly and prematurely at what may be disadvantageous prices to us in order to meet our outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
A credit facility may be backed by all or a portion of our loans and securities on which the lenders will have a security interest. We may pledge up to 100% of our assets and may grant a security interest in all of our assets under the terms of any debt instrument we enter into with lenders. We expect that any security interests we grant will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, we expect that the custodian for our securities serving as collateral for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If we were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of our assets securing such debt, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
In addition, any security interests and/or negative covenants required by a credit facility may limit our ability to create liens on assets to secure additional debt and may make it difficult for us to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if our borrowing base under a credit facility were to decrease, we may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of our assets are secured at the time of such a borrowing base deficiency, we could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on our ability to fund future investments and to make distributions.
In addition, we may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There may also be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on our business and financial condition. This could reduce our liquidity and cash flow and impair our ability to grow our business.
Shareholders May Experience Dilution.
All distributions declared in cash payable to shareholders that are participants in our distribution reinvestment plan will generally be automatically reinvested in our Common Shares. As a result, shareholders that do not participate in our distribution reinvestment plan may experience dilution over time.
Holders of our Common Shares will not have preemptive rights to any shares we issue in the future. Our charter allows us to issue an unlimited number of Common Shares. After you purchase Common Shares in this offering, our Board may elect, without shareholder approval, to: (1) sell additional shares in future offerings; (2) issue Common Shares or interests in any of our subsidiaries in private offerings; (3) issue Common Shares upon the exercise of the options we may grant to our independent directors or future employees; or (4) subject to applicable law, issue Common Shares in payment of an outstanding obligation to pay fees for services rendered to us. To the extent we issue additional Common Shares after your purchase in this offering, your percentage ownership interest in us will be diluted. Because of these and other reasons, our shareholders may experience substantial dilution in their percentage ownership of our Common Shares or their interests in the underlying assets held by our subsidiaries.
Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses.
Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. Our Declaration of Trust provides that our Trustees will not be liable to us or our shareholders for monetary damages for breach of fiduciary duty as a trustee to the fullest extent permitted by Delaware law. Our Declaration of Trust provides for the indemnification of any person to the full extent permitted, and in the manner provided, by Delaware law. In accordance with the 1940 Act, we will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
Pursuant to our Declaration of Trust and subject to certain exceptions described therein, we will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former Trustee or officer of the Fund and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (ii) any individual who, while a Trustee or officer of the Fund and at the request of the Fund, serves or has served as a trustee, officer, partner or trustee of any corporation, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity (each such person, an “Indemnitee”), in each case to the fullest extent permitted by Delaware law. Notwithstanding the foregoing, we will not provide indemnification for any loss, liability or expense arising from or out of an alleged violation of federal or state securities laws by an Indemnitee unless (i) there has been a successful adjudication on the merits of each count involving alleged securities law violations, (ii) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction, or (iii) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee and finds that indemnification of the settlement and the related costs should be made and the court considering the request for indemnification has been advised of the position of the SEC and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.
We will not indemnify an Indemnitee against any liability or loss suffered by such Indemnitee unless (i) the Fund determines in good faith that the course of conduct that caused the loss or liability was in the best interest of the Fund, (ii) the Indemnitee was acting on behalf of or performing services for the Fund, (iii) such liability or loss was not the result of (A) negligence or misconduct, in the case that the party seeking indemnification is a Trustee (other than an independent Trustee), officer, employee, controlling person or agent of the Fund, or (B) gross negligence or willful misconduct, in the case that the party seeking indemnification is an independent Trustee, and (iv) such indemnification or agreement to hold harmless is recoverable only out of assets of the Fund and not from the shareholders.
In addition, the Declaration of Trust permits the Fund to advance reasonable expenses to an Indemnitee, and we will do so in advance of final disposition of a proceeding (a) if the proceeding relates to acts or omissions with respect to the performance of duties or services on behalf of the Fund, (b) the legal proceeding was initiated by a third party who is not a shareholder or, if by a shareholder of the Fund acting in his or her capacity as such, a court of competent jurisdiction approves such advancement and (c) upon the Fund’s receipt of (i) a written affirmation by the trustee or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the Fund and (ii) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the Fund, together with the applicable legal rate of interest thereon, if it is ultimately determined that the standard of conduct was not met.
Operational Risk.
The Fund depends on the
Sub-Adviser
to develop the appropriate systems and procedures to control operational risk. Operational risks arising from mistakes made in the confirmation or settlement of transactions, from transactions not being properly booked, evaluated or accounted for or other similar disruption in the Fund’s operations, can cause the Fund to suffer financial loss, the disruption of its business, liability to clients or third parties, regulatory intervention or reputational damage. The Fund’s business is highly dependent on its ability to process, on a daily basis, a large number of transactions across numerous and diverse markets. Consequently, the Fund relies heavily on its financial, accounting and other data processing systems. The ability of its systems to accommodate an increasing volume of transactions could also constrain the Fund’s abilities to properly manage its portfolios. Shareholders are generally not notified of the occurrence of an error or the resolution of any error. Generally, the
Sub-Adviser
and its affiliates will not be held accountable for such errors, and the Fund may bear losses resulting from such errors.
Minimal Capitalization Risk.
There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. An inability to raise sufficient capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. Further, if the Fund is unable to raise sufficient capital, shareholders may bear higher expenses due to a lack of economies of scale.
Allocation Risk.
The ability of the Fund to achieve its investment objective depends, in part, on the ability of the
Sub-Adviser
to allocate effectively the Fund’s assets among the various asset types in which the Fund invests and, with respect to each such asset class, among debt securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.
Issuer Risk.
The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk.
The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The
Sub-Adviser’s
judgments about the attractiveness, value and potential appreciation of a particular sector and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.
Correlation Risk.
The Fund seeks to produce returns that are less correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.
Distribution Policy Risk.
The Fund’s distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Risks Related to the Fund's Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Fund’s Investments
Loans Risk.
Under normal market conditions, the Fund will invest in loans. The loans that the Fund may invest in include loans that are first lien, second lien, third lien or that are unsecured. In addition, the loans the Fund will invest in will usually be rated below investment grade or may also be unrated. Loans are subject to a number of risks described elsewhere in this Prospectus, including credit risk, liquidity risk, below investment grade instruments risk and management risk.
Although certain loans in which the Fund may invest will be secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal. In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. In the event of a decline in the value of the already pledged collateral, if the terms of a loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loans. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the borrower. Those loans that are under-collateralized involve a greater risk of loss.
In general, the secondary trading market for loans is not fully-developed. No active trading market may exist for certain loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell certain loans quickly or at a fair price. To the extent that a secondary market does exist for certain loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of loans.
If legislation of state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default.
If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the
Sub-Adviser,
do not represent fair value. If the Fund attempts to sell a loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the loan may be adversely affected.
The Fund may acquire loans through assignments or participations. The Fund will typically acquire loans through assignment. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.
A participation typically results in a contractual relationship only with the institution selling the participation interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. Certain participation agreements also include the option to convert the participation to a full assignment under agreed upon circumstances. The
Sub-Adviser
has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a loan through a participation.
In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the borrower or the quality of the loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the loan than the Fund expected when initially purchasing the participation.
The Fund also may originate loans or acquire loans by participating in the initial issuance of the loan as part of a syndicate of banks and financial institutions, or receive its interest in a loan directly from the borrower, if the borrower has annual revenues in excess of $2.5 billion at the time of origination or acquisition.
The
Sub-Adviser
has established a counterparty and liquidity
sub-committee
that regularly reviews each broker-dealer counterparty for, among other things, its quality and the quality of its execution. The established procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the counterparty and liquidity sub-committee
of the
Sub-Adviser.
The factors considered by the
sub-committee
when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets.

Investments in Bank Loans and Participations.
The investment portfolio of the Fund may include bank loans and participations. The special risks associated with investing in these obligations include: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) environmental liabilities that may arise with respect to collateral securing the obligations; (iii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality; (iv) limitations on the ability of the Fund or the
Sub-Adviser
to directly enforce any of their respective rights with respect to participations; and (v) generation of income that is subject to U.S. federal income taxation as income effectively connected with a U.S. trade or business. The
Sub-Adviser
will attempt to balance the magnitude of these risks against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund.
Bank loans do not presently have the liquidity of conventional debt securities and are often subject to restrictions on resale. Due to the illiquidity of bank loans, the Fund may not be able to dispose of its investments in bank loans in a timely fashion and at a fair price, which could adversely affect the performance of the Fund. With respect to bank loans acquired as participations by the Fund, because the holder of a participation generally has no contractual relationship with a borrower, the Fund will have to rely upon a third party to pursue appropriate remedies against a borrower in the event of a default. As a result, the Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights directly against a borrower or through the agent.
Furthermore, a borrower of a bank loan, in some cases, may prepay the bank loan. Prepayments could adversely affect the Fund’s interest income to the extent that the Fund is unable to reinvest promptly payments in bank loans or otherwise or if such prepayments were made during a period of declining interest rates.
Senior Loans Risk.
Senior secured loans are usually rated below investment-grade or may also be unrated. As a result, the risks associated with senior secured loans are similar to the risks of below investment-grade fixed income instruments, although senior secured loans are senior and secured in contrast to other below investment-grade fixed income instruments, which are often subordinated or unsecured. Investment in senior secured loans rated below investment-grade is considered speculative because of the credit risk of their issuers. There may be less readily available and reliable information about most senior secured loans than is the case for many other types of securities. As a result, the
Sub-Adviser
will rely primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. Therefore, the Fund will be particularly dependent on the analytical abilities of the
Sub-Adviser.
In general, the secondary trading market for senior secured loans is not well developed. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell senior secured loans quickly or at a fair price. To the extent that a secondary market does exist for certain senior secured loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Subordinated Loans or Securities.
Certain of the Fund’s investments may consist of loans or securities, or interests in pools of securities that are subordinated or may be subordinated in right of payment and ranked junior to other securities issued by, or loans made to obligors. If an obligor experiences financial difficulty, holders of its more senior securities will be entitled to payments in priority to the Fund. Some of the Fund’s asset-backed investments may also have structural features that divert payments of interest and/or principal to more senior classes of loans or securities backed by the same assets when loss rates or delinquency exceeds certain levels. This may interrupt the income the Fund receives from its investments, which may lead to the Fund having less income to distribute to investors.
In addition, many of the obligors are highly leveraged and many of the Fund’s investments will be in securities which are unrated or rated below investment-grade. Such investments are subject to additional risks, including an increased risk of default during periods of economic downturn, the possibility that the obligor may not be able to meet its debt payments and limited secondary market support, among other risks.
Loans to Private Companies.
Loans to private and middle-market companies involves risks that may not exist in the case of large, more established and/or publicly traded companies, including, without limitation:

•
these companies may have limited financial resources and limited access to additional financing, which may increase the risk of their defaulting on their obligations, leaving creditors, such as the Fund, dependent on any guarantees or collateral that they may have obtained;

•
these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which render such companies more vulnerable to competition and market conditions, as well as general economic downturns;

•	there will not be as much information publicly available about these companies as would be available for public companies and such information may not be of the same quality;

•
these companies are more likely to depend on the management talents and efforts of a small group of persons; as a result, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on these companies’ ability to meet their obligations;

•
these companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance their expansion or maintain their competitive position; and

•	these companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Below Investment Grade, or High-Yield, Instruments Risk.
The Fund anticipates that it may invest substantially all of its assets in instruments that are rated below investment grade. Below investment grade instruments are commonly referred to as “junk” or high-yield instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns, which could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.
Lower grade instruments, though higher yielding, are characterized by higher risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated instruments. The retail secondary market for lower grade instruments may be less liquid than that for higher rated instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s net asset value. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in Common Shares of the Fund, both in the short-term and the long-term.
Valuation Risk.
Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for most of the Fund’s investments to trade. The Fund’s investments generally trade on an
“over-the-counter”
market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.
Liquidity Risk.
To the extent consistent with the applicable liquidity requirements for interval funds under Rule
23c-3
of the 1940 Act, the Fund may invest in securities that, at the time of investment, are illiquid (determined using the SEC’s standard applicable to registered investment companies, i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). However, securities that cannot be disposed of within seven days due solely to applicable laws or the
Sub-Adviser’s
compliance policies and procedures will not be subject to the limitations set forth above. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.
Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The
Sub-Adviser’s
judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.
Some loans and other instruments are not readily marketable and may be subject to restrictions on resale. Loans and other instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the loans and other instruments in which the Fund will invest. Where a secondary market exists, the market for some loans and other instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund has no limitation on the amount of its assets which may be invested in instruments that are not readily marketable or are subject to restrictions on resale.
Failure of Financial Institutions and Sustained Financial Market Illiquidity.
The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which we and/or our portfolio companies have a commercial relationship could adversely affect, among other things, our and/or our portfolio companies’ ability to pursue key strategic initiatives, including by affecting our ability to borrow from financial institutions on favorable terms. Our direct origination platform generally focuses on mature companies backed by well-funded large sponsors (e.g., private equity firms), typically with significant equity capital invested. In the event a portfolio company, or potential portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, such portfolio company may experience delays or other issues in meeting certain obligations or consummating transactions.
Additionally, if a portfolio company’s sponsor has a commercial relationship with a bank that has failed or is otherwise distressed, the portfolio company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such bank failure(s) could affect, in certain circumstances, the ability of both affiliated and unaffiliated co-lenders,
including syndicate banks or other fund vehicles, to undertake and/or execute co-investment
transactions with us, which in turn may result in fewer
co-investment
opportunities being made available to us or impact our ability to provide additional follow-on
support to portfolio companies. Our and our portfolio companies’ ability to spread banking relationships among multiple institutions may be limited by certain contractual arrangements, including liens placed on their respective assets as a result of a bank agreeing to provide financing.
Temporary Defensive Strategies.
From time to time, the Fund may temporarily depart from its principal investment strategies as a defensive measure when the
Sub-Adviser
anticipates unusual market or other conditions. When a temporary defensive posture is believed by the
Sub-Adviser
to be warranted (“temporary defensive periods”), the Fund may without limitation hold cash or invest its Managed Assets in money market instruments and repurchase agreements in respect of those instruments. The money market instruments in which the Fund may invest are obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated
A-1
or higher by S&P or
Prime-1
by Moody’s; and certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, the Fund may also invest to the extent permitted by applicable law in shares of money market mutual funds. Money market mutual funds are investment companies and the investments in those companies by the Fund are in some cases subject to applicable law. To the extent that the Fund invests defensively, it may not achieve its investment objective.
Credit Risk.
Credit risk is the risk that one or more loans in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status. While a senior position in the capital structure of a borrower or issuer may provide some protection with respect to the Fund’s investments in certain loans, losses may still occur because the market value of loans is affected by the creditworthiness of borrowers or issuers and by general economic and specific industry conditions and the Fund’s other investments will often be subordinate to other debt in the issuer’s capital structure. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which invests in investment grade securities. The prices of lower grade instruments are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade instruments. Instruments of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default. In addition, the Fund may enter into credit derivatives which may expose it to additional risk in the event that the instruments underlying the derivatives default.
Interest Rate Risk.
The fixed-income instruments that the Fund may invest in are subject to the risk that market values of such securities will decline as interest rates increase. These changes in interest rates have a more pronounced effect on securities with longer durations. Typically, the impact of changes in interest rates on the market value of an instrument will be more pronounced for fixed-rate instruments, such as most corporate bonds, than it will for floating rate instruments. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV. After a period of historically low interest rates, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates. It cannot be predicted with certainty when, or how, these policies will change, but actions by the Federal Reserve and other central bankers may have a significant effect on interest rates and on the U.S. and world economies generally. Market volatility, rising interest rates, uncertainty around interest rates and/or unfavorable economic conditions could adversely affect our business.
Transition from LIBOR Risk.
Although the London Interbank Offered Rate (“LIBOR”) is no longer published as of June 30, 2023, certain securities and financial instruments that the Fund may hold may still include a LIBOR reference rate. The elimination of LIBOR and transition to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect Fund performance and/or NAV. Uncertainty and risk still remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may still lead to increased volatility and illiquidity in markets that have historically been tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting Fund performance. Furthermore, the risks associated with the discontinuation of LIBOR and transition to alternative rates may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The ultimate impact of the discontinuance of LIBOR on the Fund remains uncertain and may result in losses to the Fund.
The Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate (referred to as “SOFR”), which is their preferred alternative rate for U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have already begun publication. Markets are in the process of developing in response to these new rates. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and SOFR, there has been no global consensus as to an alternative rate and the process for amending existing contracts or instruments to transition away from LIBOR remains incomplete.
Structured Products Risk.
The Fund may invest up to 30% of its Managed Assets in structured products, including CLOs, floating rate mortgage-backed securities and credit linked notes. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.
Investments in structured notes involve risks, including credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note. See “Risk Factors – Risks Related to the Fund’s Investments.”
Covenant-Lite Loans Risk.
Covenant-lite loans contain fewer maintenance covenants than other types of loans, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.
CDO Securities.
Collateralized debt obligation securities generally are limited-recourse obligations of the issuer thereof payable solely from the underlying securities of such issuer or proceeds thereof. Consequently, holders of CDO securities must rely solely on distributions on the underlying securities or proceeds thereof for payment in respect thereof. If distributions on the underlying securities are insufficient to make payments on the CDO securities, no other assets will be available for payment of the deficiency and following realization of the underlying assets, the obligations of such issuer to pay such deficiency will be extinguished. Such underlying securities may consist of high-yield debt securities, loans, structured finance securities and other debt instruments, generally rated below investment-grade (or of equivalent credit quality) except for structured finance securities. High-yield debt securities are generally unsecured (and loans may be unsecured) and may be subordinated to certain other obligations of the issuer thereof. The lower rating of high-yield debt securities and below investment-grade loans reflects a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the issuer to make payments of principal or interest. Such investments may be speculative.
Issuers of CDO securities may acquire interests in loans and other debt obligations by way of sale, assignment or participation. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution.
The underlying securities of an issuer of CDO securities may bear interest at a fixed rate while the CDO securities issued by such issuer may bear interest at a floating rate (or the reverse may be true). As a result, there could be a floating/fixed rate or basis mismatch between such CDO securities and underlying securities. In addition, there may be a timing mismatch between the CDO securities and underlying securities that bear interest at a floating rate, as the interest rate on such floating rate underlying securities may adjust more frequently or less frequently, on different dates and based on different indices, than the interest rates on the CDO securities. As a result of such mismatches, an increase or decrease in the level of the floating rate indices could adversely impact the ability of the issuers thereof to make payments on the CDO securities.
There is no established, liquid secondary market for many of the CDO securities that the Fund may purchase, and the lack of such an established, liquid secondary market may have an adverse effect on the market value of such CDO securities and the Fund’s ability to dispose of them. Such illiquidity may adversely affect the price and timing of the Fund’s liquidation of CDO securities, including the liquidation of CDO securities following the occurrence of an event of default under the indenture or in connection with a redemption of the notes.
CLO Risk.
In addition to the general risks associated with debt securities and structured products discussed herein, CLOs carry additional risks, including, but not limited to (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof, (iv) the potential of spread compression in the underlying loans of the CLO, which could reduce credit enhancement in the CLOs and (v) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
CLO junior debt securities that the Fund may acquire are subordinated to more senior tranches of CLO debt. CLO junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same securities. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the liabilities of a CLO at inception exceed its total assets. Though not exclusively, the Fund will typically be in a first loss or subordinated position with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize phantom taxable income from its investments in the subordinated tranches of CLOs.
Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.

The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.
The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to senior secured loan defaults, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem any senior notes or to purchase additional senior secured loans, until the ratios again exceed the minimum required levels or any senior notes are repaid in full.
Privacy and Data Security Laws.
Many jurisdictions in which the Fund and its portfolio companies operate have laws and regulations relating to data privacy, cyber security and protection of personal information, including the GDPR in the EU that went into effect in May 2018 and the CCPA that took effect in January 2020 and provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the
Sub-Adviser
fail to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.
Leverage Risk.
Under current market conditions, the Fund generally intends to utilize leverage in an amount up to 33 1/3% of the Fund’s Managed Assets principally through borrowings. In the future, the Fund may elect to utilize leverage in an amount up to 50% of the Fund’s total assets through the issuance of preferred shares. Leverage may result in greater volatility of the net asset value and distributions on the Common Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from borrowings or the issuance of preferred shares, if any, are borne entirely by common shareholders. Common Share income may fall if the interest rate on borrowings or the dividend rate on preferred shares rises, and may fluctuate as the interest rate on borrowings or the dividend rate on preferred shares varies. In addition, the Fund’s use of leverage will result in increased operating costs. Thus, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to common shareholders will be reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to common shareholders than if the Fund were not so leveraged. In addition, the costs associated with the Fund’s incursion and maintenance of leverage could increase over time. There can be no assurance that the Fund’s leveraging strategy will be successful.
Any decline in the net asset value of the Fund will be borne entirely by common shareholders. Therefore, if the market value of the Fund’s portfolio declines, the Fund’s use of leverage will result in a greater decrease in net asset value to common shareholders than if the Fund were not leveraged.
Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral.
Derivatives Risk.
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, credit risk, leveraging risk, counterparty risk, tax risk, and management risk, as well as risks arising from changes in applicable requirements. They also involve the risk of mispricing, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by common shareholders.
The Fund relies on certain exemptions in Rule
18f-4
to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule
18f-4,
“derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule
18f-4(d)(1)(ii),
reverse repurchase agreements and similar financing transactions. The Fund will rely on a separate exemption in Rule
18f-
4(e) when entering into unfunded commitment agreements, which includes any commitment to make a loan to a company, including term loans, delayed draw term loans, and revolvers, or to invest equity in a company. To rely on the unfunded commitment agreements exemption, the Fund must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash the equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. The Fund will rely on the exemption in Rule
18f-4(f)
when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced
commitments, and dollar rolls) and
non-standard
settlement cycle securities, if certain conditions are met.
The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule
18f-4.
To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule
18f-4).
Unless the Fund qualifies as a “limited derivatives user” as defined in Rule
18f-4,
the rule would, among other things, require the Fund to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk
based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.
Counterparty Risk.
The Fund is subject to credit risk with respect to the counterparties to its derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or our hedge counterparty in the case of OTC instruments) purchased by the Fund. Counterparty risk is the risk that the other party in a derivative transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to their derivative transactions will affect the value of those instruments. By entering into derivatives, the Fund assumes the risks that theses counterparties could experience financial or other hardships that could call into question their continued ability to perform their obligations. In the case of a default by the counterparty, the Fund could become subject to adverse market movements while replacement transactions are executed. The ability of the Fund to transact business with any one or number of counterparties, the possible lack of a meaningful and independent evaluation of such counterparties’ financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. Furthermore, concentration of derivatives in any particular counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty.
The
Sub-Adviser
evaluates and monitors the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial or other difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy or other analogous proceedings. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value upon the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying assets. The Fund may obtain only a limited recovery or may obtain no recovery at all in such circumstances.
Certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more categories may be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations (including, but not limited to, financial obligations and legal obligations to segregate margins collected by the clearing house) to the Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter
derivatives may be further complicated by recently enacted U.S. financial reform legislation. See “Derivatives Legislation and Regulatory Risk” below.
Legislation and Regulatory Risk.
The enforceability of agreements governing hedging transactions may depend on compliance with applicable statutory and other regulatory requirements and, depending on the identity of the counterparty, applicable international requirements. New or amended regulations may be imposed by the CFTC, the SEC, the Federal Reserve, the EU or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.
In addition, the securities and futures markets are subject to comprehensive statutes and regulations. For instance, the Dodd–Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) could have an adverse effect on the Fund’s ability to use derivative instruments. The Dodd-Frank Act is designed to impose stringent regulation on the over-the-counter
derivatives market in an attempt to increase transparency and accountability and provides for, among other things, new clearing, execution, margin, reporting, recordkeeping, business conduct, documentation, disclosure, position limit, minimum net capital and registration requirements. Although the CFTC has released final rules relating to clearing, execution, reporting, risk management, compliance, position limit, anti-fraud, consumer protection, portfolio reconciliation, documentation, recordkeeping, business conduct, margin requirements and registration requirements under the Dodd-Frank Act, many of the provisions are subject to further final rulemaking and clarifications, and thus the Dodd-Frank Act’s ultimate impact remains unclear.
In addition to U.S. laws and regulations, certain
non-U.S.
regulatory authorities, such as those in the EU, Australia, Japan and Hong Kong, have passed or proposed, or may propose in the future, legislation similar to that imposed by the Dodd-Frank Act. For example, the EU regulations on derivatives will impose position limits on commodity transactions, and the European Market Infrastructure Regulation (“EMIR”) already requires reporting of derivatives and various risk mitigation techniques to be applied to derivatives entered into by parties that are subject to the jurisdiction of EMIR. Certain entities, including private funds, may be required to clear certain derivatives and may become subject to initial and variation margin requirements with respect to their non-cleared
derivatives, under the recently implemented “EMIR Refit” regulations. These EU regulatory changes may impact the Fund and a broad range of counterparties, both outside and within the EU, and are expected to potentially increase the cost of transacting derivatives for the Fund (particularly with banks and other dealers directly subject to such regulations).
Commodities Regulation.
CFTC Rule 4.5 permits investment advisers to registered investment companies to claim an exclusion from the definition of “commodity pool operator” under the CEA with respect to a fund, provided certain requirements are met. In order to permit the Adviser to claim this exclusion with respect to the Fund, the Fund limits its transactions in certain futures, options on futures and swaps deemed “commodity interests” under CFTC rules (excluding transactions entered into for “bona fide hedging purposes,” as defined under CFTC regulations) such that either: (i) the aggregate initial margin and premiums required to establish such futures, options on futures and swaps do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions; or (ii) the aggregate net notional value of such futures, options on futures and swaps does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions. In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets. Accordingly, the Fund is not subject to regulation under the CEA or otherwise regulated by the CFTC. If the Adviser was unable to claim the exclusion with respect to the Fund, the Adviser would become subject to registration and regulation as a commodity pool operator, which would subject the Adviser and the Fund to additional registration and regulatory requirements and increased operating expenses.
Swap Risk.
The Fund may also invest in credit default swaps, total return swaps and interest rate swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs. When buying protection under a swap, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. However, when selling protection under a swap, the risk of loss is often the notional value of the underlying asset, which can result in a loss substantially greater than the amount invested in the swap itself. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity. If the
Sub-Adviser
is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.
In a total return swap, the Fund pays the counterparty a periodic payments based on a fixed or variable interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap. The Fund would typically have to post collateral to cover this potential obligation.
Credit Derivatives Risk.
The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. Credit derivatives are transactions between two parties which are designed to isolate and transfer the credit risk associated with a third party (the “reference entity”). Credit derivative transactions in their most common form consist of credit default swap transactions under which one party (the “credit protection buyer”) agrees to make one or more payments in exchange for the other party’s (the “credit protection seller”) obligation to assume the risk of loss if an agreed-upon “credit event” occurs with respect to the reference entity. Credit events are specified in the contract and are intended to identify the occurrence of a significant deterioration in the creditworthiness of the reference entity (e.g., a default on a material portion of its outstanding obligations or a bankruptcy or, in some cases, a restructuring of its debt).
If the
Sub-Adviser
is incorrect in its forecasts of default risks, liquidity risk, counterparty risk, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the
Sub-Adviser
is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being protected. The Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund sells protection under a credit default swap, it would collect periodic fees from the buyer and would profit if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the Fund would be required to pay an agreed-upon amount to the buyer (which may be the entire notional amount of the swap) if the reference entity defaults on the reference security. Credit default swap agreements involve greater risks than if the Fund invested in the reference obligation directly.
Credit derivatives may be used to create an exposure to the underlying asset or reference entity, to reduce existing exposure or to create a profit through trading differences in their buying and selling prices. The Fund or its issuers may enter into credit derivatives transactions as protection buyer or seller. Where the Fund is a credit protection buyer, the Fund will only receive a payment if a credit event occurs. Where the Fund is a credit protection seller, it will have a contractual relationship only with the credit protection buyer, and not with the reference entity unless a termination (in whole or in part) of the contract prior to such contract’s scheduled maturity date (in the event of a credit event) occurs with respect to any such reference entity, physical settlement applies and the credit protection seller delivers an asset referenced by the credit default swap (a “reference asset”) to the Fund.
Prepayment Risk.
During periods of declining interest rates, borrowers or issuers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade instruments frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (“call protection”). An issuer may redeem a below investment grade instrument if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Loans typically do not have call protection. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.
The frequency at which prepayments (including voluntary prepayments by obligors and accelerations due to defaults) occur on debt instruments will be affected by a variety of factors including the prevailing level of interest rates and spreads, as well as economic, demographic, tax, social, legal and other factors. Generally, obligors tend to prepay their fixed-rate obligations when prevailing interest rates fall below the coupon rates on their obligations. Similarly, floating rate issuers and borrowers tend to prepay their obligations when spreads narrow.
In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments. Since many fixed-rate obligations will be premium instruments when interest rates and/or spreads are low, such debt instruments and asset-backed instruments may be adversely affected by changes in prepayments in any interest rate environment.
The adverse effects of prepayments may impact the Fund’s portfolio in two ways. First, particular investments may experience outright losses, as in the case of an interest-only instrument in an environment of faster actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the
Sub-Adviser
may have constructed for these investments, resulting in a loss to the Fund’s overall portfolio. In particular, prepayments (at par) may limit the potential upside of many instruments to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss.
Inflation/Deflation Risk.
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions on the Common Shares can decline.

In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.
Due to global supply chain disruptions, a rise in energy prices, strong consumer demand as economies continue to reopen and other factors, inflation has accelerated in the U.S. and globally. Recent inflationary pressures have increased the costs of labor, energy and raw materials and have adversely affected consumer spending, economic growth and portfolio companies’ operations. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on their loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in a portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future realized or unrealized losses and therefore reduce our net assets resulting from operations.
Additionally, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates in an effort to combat inflation. As such, inflation may continue in the near to medium-term, particularly in the U.S., with the possibility that monetary policy may tighten in response.
Non-U.S.
Instruments Risk.
The Fund may invest in
non-U.S.
Instruments.
Non-U.S.
investments involve certain risks not typically associated with investing in the United States, including risks relating to: (i) currency exchange matters, such as fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which the Fund’s
non-U.S.
investments may be denominated and costs associated with the conversion of investment principal and income from one currency into another; (ii) the imposition or modification of foreign exchange controls; (iii) the unpredictability of international trade patterns; (iv) differences between U.S. and
non-U.S.
markets, including potential price volatility in, and relative illiquidity of, some
non-U.S.
markets; (v) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation across some countries; (vi) certain economic, social and political risks, including restrictions on
non-U.S.
investment and repatriation of capital, the risks of economic, social and political instability (including the risk of war, terrorism, social unrest or conflicts) and the possibility of nationalization, confiscatory taxation or expropriation of assets; (vii) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such
non-U.S.
investments and the possible imposition of withholding taxes or branch taxes on earnings of the Fund from investments in such jurisdictions; (viii) different bankruptcy laws and customs; (ix) high transaction costs and difficulty in enforcing contractual obligations; and (x) less developed corporate laws and limited information regarding, among other things, fiduciary duties and the protection of investors. Generally, there is less readily available and reliable information about
non-U.S.
issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. Instruments may trade on days when the Fund’s Common Shares are not priced, the Fund’s NAV may change at times when Common Shares cannot be sold.
Foreign Currency Risk.
Because the Fund may invest its Managed Assets in securities or other instruments denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of instruments held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of instruments denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The
Sub-Adviser
may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. See “Risks—Swap Risk” The Fund may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.
UK Exit from the EU.
The UK formally left the EU on January 31, 2020 (commonly known as “Brexit”), subject to a transition period that ended on December 31, 2020. Following the transition period, the UK and the EU entered into a trade and cooperation agreement to govern the future relationship between the parties, which was provisionally applied as of January 1, 2021 and entered into force on May 1, 2021 following ratification by the EU.
Since Brexit, global financial markets have experienced significant volatility due to the uncertainty around Brexit. There will likely continue to be considerable uncertainty as to the longer-term economic, legal, political and social framework to be put in place between the UK and the EU, in particular as to the arrangements which will apply to its relationships with the EU and with other countries. This process and/or the uncertainty associated with it may adversely affect the return on investments economically tied to the UK (and consequently the Fund). This may be due to, among other things: (i) increased uncertainty and volatility in UK, EU and other financial markets; (ii) fluctuations in asset values; (iii) fluctuations in exchange rates; (iv) increased illiquidity of investments located, listed or traded within the UK, the EU or elsewhere; (v) changes in the willingness or ability of financial and other counterparties to enter into transactions, or the price at which and terms on which they are prepared to transact; and/or (vi) changes in legal and regulatory regimes to which the Fund’s investments are or become subject.
Repurchase Agreements Risk.
Subject to its investment objective and policies, the Fund may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.
Reverse Repurchase Agreements Risk.
The Fund’s use of reverse repurchase agreements involves many of the same risks involved in the Fund’s use of leverage, as the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements transactions, the Fund’s NAV will decline, and, in some cases, the Fund may be worse off than if it had not used such instruments.
Cyber-Security Risk and Identity Theft Risks.
Cyber security incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The
Sub-Adviser’s
information and technology systems may be vulnerable to damage or interruption from computer viruses and other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals or service providers, power, communications or other service outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. If unauthorized parties gain access to such information and technology systems, they may be able to steal, publish, delete or modify private and sensitive information. Although the
Sub-Adviser
has implemented various measures to manage risks relating to these types of events, such systems could be inadequate and, if compromised, could become inoperable for extended periods of time, cease to function properly or fail to adequately secure private information. Breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified even with sophisticated prevention and detection systems, potentially resulting in further harm and preventing it from being addressed appropriately. The
Sub-Adviser
and/or the Fund may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the
Sub-Adviser’s,
and/or the Fund’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to shareholders and the intellectual property and trade secrets of the
Sub-Adviser.
Such a failure could harm the
Sub-Adviser’s
and/or the Fund’s reputation, subject any such entity and their respective affiliates to legal claims and adverse publicity and otherwise affect their business and financial performance. Shareholders could also be exposed to losses resulting from unauthorized use of their personal information. Similar types of cybersecurity risks also are present for issuers of securities in which the Fund invests, which could affect their business and financial performance, resulting in material adverse consequences for such issuers and causing the Fund’s investment in such securities to lose value.

The occurrence of an extreme event may result in (and, in the case of
COVID-19,
has resulted in) the closure of offices, the implementation of global or regional work-from-home policies, and/or travel disruptions or restrictions. Any such actions may increase the
Sub-Adviser’s
and its portfolio companies’ and their respective affiliates’ and service providers’ dependency on technology systems such as those described above; result in the rapid deployment of new and potentially less familiar technology or operations systems; or lead to the utilization of existing systems in a significantly increased scope or unanticipated manner. If a significant number of the
Sub-Adviser’s
personnel were to be unavailable in the event of a disaster or other event, the
Sub-Adviser’s
ability to effectively conduct the Fund’s business could be severely compromised. All of the above could increase the risk of cybersecurity or business continuity related losses, all of which could have a material effect on the Fund.
Additional Capital.
The Fund’s portfolio companies may require additional financing to satisfy their working capital requirements, capital expenditure and acquisition and financing strategies. The amount of additional financing needed will depend upon the maturity and objectives of the particular portfolio company. If the funds provided are not sufficient, such portfolio company may have to raise additional capital at a price unfavorable to existing investors, including the Fund. In addition, the Fund may make additional debt and equity investments or exercise warrants, options or convert convertible securities that were acquired in the initial investment in such portfolio company in order to, among other things, preserve the Fund’s proportionate ownership when a subsequent financing is planned, or to protect or enhance the Fund’s investment when such portfolio company’s performance does not meet expectations. The availability of capital is generally a function of capital market conditions that are beyond the control of the Fund or any portfolio company. There can also be no assurance that the portfolio companies will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from the Fund or any other financing source. For instance, the Fund may be called upon to provide follow-on
funding for its investments or have the opportunity to increase its investment in such a portfolio company. There can be no assurance that the Fund will make follow-on
investments or that it will have sufficient funds or the ability to do so. Any decision by the Fund not to make a follow-on
investment or its inability to make such an investment may, in either case, have a substantial negative impact on a portfolio company in need of such an investment or may diminish the Fund’s ability to influence the portfolio company’s future development. The
Sub-Adviser
will, in its sole discretion, determine whether an investment constitutes an additional investment.
Uncertain Exit Strategies.
Due to the illiquid nature of many of the investments which the Fund expects to make, the
Sub-Adviser
is unable to predict with confidence what, if any, exit strategies will ultimately be available for any given core position. Exit strategies which appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized due to economic, legal, political or other factors. The larger the transaction in which the Fund is participating, the more uncertain the Fund’s exit strategy tends to become.
Investment and Trading Risk.
All investments in securities risk the loss of capital. The
Sub-Adviser
believes that the Fund’s investment program and research techniques moderate this risk through a careful selection of securities and other financial instruments. No guarantee or representation is made that the Fund’s program will be successful. The Fund’s investment program may utilize such investment techniques as leverage, margin transactions, short sales, swaps, options on securities and forward contracts, which practices may, in certain circumstances, increase the adverse impact to which the Fund may be subject. The Fund will invest in bonds or other fixed income instruments, including public and private non-investment-grade
bonds, secured loans, second lien debt, convertible securities, options, swaps, collateralized loan obligations and other similar securities. Such instruments may face ongoing uncertainties and exposure to adverse business, financial or economic conditions that could lead to the portfolio company’s inability to meet timely interest and principal payments. The market prices of such instruments are also subject to abrupt and erratic market movements and changes in liquidity and above-average price volatility, and the spread between the bid and asked prices of such instruments may be greater than those prevailing in other securities markets.
Hedging Policies/Risks.
In connection with certain investments, the Fund may employ hedging in support of financing techniques or that is designed to reduce the risks of adverse movements in interest rates, securities prices, commodities prices and currency exchange rates, as well as other risks, and portfolio companies themselves may also utilize hedging techniques. While such transactions may reduce certain risks, such transactions themselves may entail certain other risks, including counterparty default, convergence and other related risks. Thus, while the Fund may benefit from the use of these hedging mechanisms, unanticipated changes in interest rates, securities prices, commodities prices or currency exchange rates or other events related to hedging activities may result in a poorer overall performance for the Fund than if it or its portfolio companies had not entered into such hedging transactions.
Investments in Equity Securities Generally.
The Fund may hold investments in equity securities and equity security-related derivatives. Investments in equity securities of small or medium-sized
market capitalization companies will have more limited

marketability than the securities of larger companies. In addition, securities of smaller companies may have greater price volatility. For example, investment in equity securities may arise in connection with the Fund’s debt investment opportunities and may be accompanied by “equity-kickers” or warrants, as well as in the form of equity investments in platform investments, to the extent that any such platform investment is allocated to Apollo Clients (such as the Fund) and not Apollo in accordance with Apollo’s policies and procedures. The Fund may choose to short the equity of an issuer when another technique is not available, most notably a bond or some other derivative. In addition, the Fund may be forced to accept equity in certain circumstances. The value of these financial instruments generally will vary with the performance of the issuer and movements in the equity markets. As a result, the Fund may suffer losses if it invests in equity instruments of issuers whose performance diverges from the
Sub-Adviser’s
expectations or if equity markets generally move in a single direction and the Fund has not hedged against such a general move. The Fund also may be exposed to risks that issuers will not fulfill contractual obligations such as, in the case of private placements, registering restricted securities for public resale. In addition, equity securities fluctuate in value in response to many factors, including the activities and financial condition of individual companies, geographic markets, industry market conditions, interest rates and general economic environments. Holders of equity securities may be wiped out or substantially reduced in value in a bankruptcy proceeding or corporate restructuring.
Portfolio Borrower and Seller Fraud; Breach of Covenant.
The Fund may acquire investments having structural, covenant and other contractual terms providing adequate downside protection, but there can be no assurance that such features and terms will achieve their desired effect and potential investors should regard an investment in the Fund as being speculative and having a high degree of risk. Of paramount concern in acquiring an investment is the possibility of material misrepresentation or omission on the part of the seller, the Portfolio Borrower or other credit support providers, or breach of covenant by any such parties. Such inaccuracy or incompleteness or breach of covenants may adversely affect the valuation of the collateral underlying the loans or the ability of lenders to perfect or effectuate a lien on the collateral securing the loan or the Fund’s ability to otherwise realize on or avoid losses in respect of the investment. The Fund will rely upon the accuracy and completeness of representations made by any such parties to the extent reasonable, but cannot guarantee such accuracy or completeness.
Fund’s Income.
The Fund’s income may at times be variable. For example, there may be times when the Fund holds instruments that are junior to other instruments and as a result of limited cash flow, the Fund receives little or no income. A wide range of factors may adversely affect an obligor’s ability to make repayments, including adverse changes in the financial condition of such obligor or the industries or regions in which it operates; the obligor’s exposure to counterparty risk; systemic risk in the financial system and settlement; changes in law or taxation; changes in governmental regulations or other policies; natural disasters; terrorism; social unrest, civil disturbances; or general economic conditions. Default rates tend to accelerate during economic downturns.
Any defaults will have a negative impact on the value of the Fund’s investments and may reduce the return that the Fund receives from its investments. While some amount of annual defaults is expected to occur in the Fund’s portfolio, defaults in or declines in the value of the Fund’s investments in excess of these expected amounts may result in breaches of covenants under the Fund’s financing arrangements, triggering credit enhancement requirements or accelerated repayment provisions and, if not cured within the relevant grace periods, permitting the finance provider to enforce its security over all the assets of the Fund.
In the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of an obligor, holders of debt instruments ranking senior to the Fund’s investments would typically be entitled to receive payment in full before the Fund receives any distributions in respect of its investments. After repaying the senior creditors, such obligor may not have any remaining assets to repay its obligations to the Fund. In the case of debt ranking equally with the loans or debt securities in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant investee company. Each jurisdiction in which the Fund invests has its own insolvency laws. As a result, investments in similarly situated investee companies in different jurisdictions may well confer different rights in the event of insolvency.
CLNs.
The Fund or its portfolio companies may utilize notes; the performance of which are linked to the credit performance of a reference portfolio of certain loan-related claims on corporate and similar entities that are specified from time to time. CLNs may be speculative, may not be principal protected, and note holders may lose some or all of their initial investments. CLNs may not be rated by any credit agency and are subject not only to note holders’ credit risk exposure, but, also, to the credit risk of the issuer, whose credit ratings and credit spreads may adversely affect the market value of such CLNs.
Asset-Backed Securities Investments.
The Fund’s investment program is expected to include a significant amount of asset-backed securities investments in a range of asset classes that will subject them to further risks, including, among others, credit risk, liquidity risk, interest rate and other market risk, operational risk, structural risk, sponsor risk, monoline wrapper risk and other legal risk. Some, but not all, of these additional asset classes and certain related risks are described below.
The investment characteristics of ABS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. ABS are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of ABS backed by automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related ABS. The risk of investing in ABS is ultimately dependent upon payment of underling loans by the debtor.
In addition, investments in subordinated ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks may be further pronounced in the case of ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities absorb all losses from default before any other class of securities is at risk. There may also be no established, liquid secondary market for many of the ABS the Fund may purchase. The lack of such an established, liquid secondary market may have an adverse effect on the market value of such ABS and the Fund’s ability to sell them. Further, ABS may be subject to certain transfer restrictions that may further restrict liquidity.
Commercial Mortgage-Backed Securities.
The Fund may invest in commercial mortgage-backed securities and other mortgage-backed securities, including subordinated tranches of such securities. The value of CMBS will be influenced by factors affecting the value of the underlying real estate portfolio, and by the terms and payment histories of such CMBS.
Some or all of the CMBS contemplated to be acquired by the Fund may not be rated, or may be rated lower than investment-grade securities, by one or more nationally recognized statistical rating organizations. Lower-rated or unrated CMBS, or
“B-pieces,”
have speculative characteristics and can involve substantial financial risks as a result. The prices of lower credit quality securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic or real estate market conditions or individual issuer concerns. As an investor in subordinated CMBS in particular, the Fund will be first in line among debt holders to bear the risk of loss from delinquencies and defaults experienced on the collateral.
The Fund may acquire subordinated tranches of CMBS issuances. In general, subordinated tranches of CMBS are entitled to receive repayment of principal only after all principal payments have been made on more senior tranches and also have subordinated rights as to receipt of interest distributions. Such subordinated tranches are subject to a greater risk of nonpayment than are senior tranches of CMBS or CMBS backed by third party credit enhancement. In addition, an active secondary market for such subordinated securities is not as well developed as the market for certain other mortgage-backed securities. Accordingly, such subordinated CMBS may have limited marketability and there can be no assurance that a more efficient secondary market will develop.
The value of CMBS and other mortgage-backed securities in which the Fund may invest generally will have an inverse relationship with interest rates. Accordingly, if interest rates rise, the value of such securities will decline. In addition, to the extent that the mortgage loans which underlie specific mortgage-backed securities are pre-payable,
the value of such mortgage securities may be negatively affected by increasing prepayments, which generally occur when interest rates decline.
RMBS.
The Fund may invest certain of its assets in residential mortgage-backed securities and become a holder of RMBS. Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized and the securities issued in such securitization may be guaranteed or credit enhanced. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the area where the related mortgaged property is located, the borrower’s equity in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.

The Securitization Regulation.
The Securitization Regulation seeks to bring together current European Union securitization rules into a single European regulation. The Securitization Regulation has applied in the United Kingdom and other European Economic Area jurisdictions since January 1, 2019. Transitional arrangements exist in relation to certain securitizations in existence prior to the coming into force of the Securitization Regulation. The Securitization Regulation harmonizes detailed due diligence requirements applicable to certain EU institutional investors and restricts them from becoming exposed to the risks of securitization unless certain prescribed types of person associated with the securitization (such as its sponsor) retain, broadly, a 5% net economic interest in the securitization special purpose vehicle. There are uncertainties regarding the scope of the obligations in the Securitization Regulation and the obligations in the technical standards that will be adopted pursuant thereto which will provide details of the requirements under the Securitization Regulation, as further described below. Most of the relevant technical standards have not yet been adopted. The Securitization Regulation could have a significant impact on the shareholders or the operations of the Fund, including restricting the types of investments the Fund may make or otherwise.
Investors should be aware, and in some cases are required to be aware, of the retention, due diligence and transparency requirements in the EU set out in the Securitization Regulation (and of any corresponding implementing rules of their regulator), in addition to any other regulatory requirements that are (or may become) applicable to them and/or with respect to the Fund’s investment in any asset-backed securitization transactions and their investment in the Fund. Each investor should consult with its own legal, accounting, regulatory and other advisors and/or its regulator before committing to invest in the Fund to determine whether, and to what extent, the information set out in this Prospectus and in any investor report provided in relation to this investment is sufficient for the purpose of satisfying such requirements. The cost of complying (or facilitating compliance) with the Securitization Regulation and related risk-retention and other requirements could cause lower than expected returns from affected port-folio investments and will be borne by the Fund as a whole.
Participation Interests.
The Fund may purchase participation interests in debt instruments which do not entitle the holder thereof to direct rights against the obligor. Participations held by the Fund in a seller’s portion of a debt instrument typically result in a contractual relationship only with such seller, not with the obligor. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the seller and only upon receipt by such seller of such payments from the obligor. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the obligor with the terms of the related loan agreement, nor any rights of set-off
against the obligor and the Fund may not directly benefit from the collateral supporting the debt instrument in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the obligor and the seller selling the participation. In the event of the insolvency of such seller, the Fund may be treated as a general creditor of such seller, and may not benefit from any set-off
between such seller and the obligor. When the Fund holds a participation in a debt instrument it may not have the right to vote to waive enforcement of any restrictive covenant breached by an obligor or, if the Fund does not vote as requested by the seller, it may be subject to repurchase of the participation at par. Sellers voting in connection with a potential waiver of a restrictive covenant may have interests different from those of the Fund, and such selling institutions may not consider the interests of the Fund in connection with their votes.
Security Risk.
Certain investments such as trade claims or consumer receivables may not be secured over underlying assets. Investments may be secured by mortgages, charges, pledges, liens or other security interests. Depending on the jurisdiction in which such security interests are created, enforcement of such securities can be a complicated and difficult process. For example, enforcement of security interests in certain jurisdictions can require a court order and a sale of the secured property through public bidding or auction. In addition, some courts may delay, upon the obligor’s application, the enforcement of a security if the obligor can show that it has a valid reason for requesting such delay, such as showing that the default was caused by temporary hardships. For example, some jurisdictions grant courts the power to declare security interest arrangements to be void if they deem the security interest to be excessive.
Short Selling.
The Fund’s investment program may include short selling. Short selling involves selling securities which may or may not be owned by the seller and borrowing the same securities for delivery to the purchaser, with an obligation to return the borrowed securities to the lender at a later date. Short selling allows the seller to profit from declines in market prices to the extent such decline exceeds the transaction costs and the costs of borrowing the securities and may be an important aspect of certain of the investment strategies of the Fund. The extent to which the Fund engages in short sales will depend upon its investment strategy and perception of market direction. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase at the time the Fund desires to close out such short position. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.

Following the financial crisis of 2008, short selling restrictions and disclosure requirements were introduced in a number of jurisdictions. In July 2009, the SEC implemented a rule requiring market participants to close out short sales within three days after the transaction date. In February 2010, the SEC adopted a short sale price test restriction, which limits short selling in a security whose price has decreased by 10% or more in a single day.
In November 2012, the Council of the EU adopted a short selling regulation (EU) No 236/2012 (the “SSR”) imposing certain private and public disclosure obligations on persons with net short positions in EU listed shares (being shares admitted to trading on a regulated market or multilateral-trading facility unless the principal trading venue for such shares is located in a country outside the EU) and EU sovereign debt (being debt instruments issued by, among others, EU institutions, governments of EU member states and certain international institutions established by two or more EU member states), which reach or fall below the specified thresholds. The SSR also contains prohibitions on uncovered short sales of EU listed shares and EU sovereign debt as well as on uncovered positions in credit default swaps referencing EU sovereign debt issuers. EU member states have power under the SSR to impose temporary bans on short selling in certain circumstances.
Options.
The Fund or its portfolio companies may buy or sell (write) both call options and put options (either exchange-traded or over-the-counter
in
principal-to-principal
transactions), and when it writes options it may do so on a “covered” or an “uncovered” basis. The risk of writing a call is theoretically unlimited unless the call option is “covered.” A call option is “covered” when the writer owns the underlying assets in at least the amount of which the call option applies. The Fund’s options transactions may be part of a hedging tactic (i.e., offsetting the risk involved in another securities position) or a form of leverage, in which the Fund has the right to benefit from price movements in a large number of securities with a small commitment of capital. These activities involve risks that can be large, depending on the circumstances. When the Fund buys an option, a decrease (or inadequate increase) in the price of the underlying security in the case of a call, or an increase (or inadequate decrease) in the price of the underlying security in the case of a put, could result in a total loss of the Fund’s investment in the option (including commissions). When the Fund sells (writes) an option, the risk can be substantially greater than when it buys an option. The seller of an uncovered call option bears the risk of an increase in the market price of the underlying security above the exercise price.
Investments in Convertible Securities.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles its holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible
securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.
Investments in Distressed Securities.
A significant portion of the Fund’s investments may also be in obligations or securities that are rated below investment-grade by recognized rating services such as Moody’s and Standard & Poor’s. Securities rated below investment-grade and unrated securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment-grade and unrated securities are typically subject to adverse changes in general economic conditions, changes in the financial condition of their issuers and price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of securities rated below investment-grade and unrated securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of securities rated below investment-grade and unrated securities, especially in a market characterized by a low volume of trading. In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.

Investments in Distressed Securities and Restructurings; Investments Subject to Bankruptcy Laws.
The Fund may make investments, in restructurings or otherwise, that involve portfolio companies that are experiencing, or are expected to experience, severe financial difficulties. These financial difficulties may never be overcome and may lead to uncertain outcomes, including causing such portfolio company to become subject to bankruptcy proceedings. There are a number of significant risks inherent in the bankruptcy process. For example, in order to protect net operating losses of an obligor in bankruptcy, a bankruptcy court might take any number of actions, including prohibiting or limiting the transfer of claims held by certain classes of creditors. Such a prohibition could have a material adverse effect on the value of certain investments made by the Fund. For example, the Fund might be prohibited from liquidating investments which are declining in value.
In addition, investments in issuers that are experiencing, or are expected to experience, severe financial difficulties could, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. For example, under certain circumstances, a lender who has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments to the Fund and distributions by the Fund to the shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, a preferential payment or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, investments in restructurings may be adversely affected by statutes related to, among other things, fraudulent conveyances, voidable preferences, lender liability and the bankruptcy court’s discretionary power to disallow, subordinate or disenfranchise particular claims or re-characterize
investments made in the form of debt as equity contributions. The possibility of litigation between the participants in a reorganization is another consideration that makes any evaluation of the outcome of an investment uncertain.
Such investments could also be subject to federal bankruptcy laws and state fraudulent conveyance laws, which may vary from state to state, if the securities relating to such investments were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such securities.
Minority Position and Toehold Investments.
The Fund could also make minority equity or debt investments in companies where the Fund may have limited influence. Such companies may have economic or business interests or goals that are inconsistent with those of the Fund and the Fund may not be in a position to limit or otherwise protect the value of its investment in such companies. The Fund’s control over the investment policies of such companies may also be limited. This could result in the Fund’s investments being frozen in minority positions that incur a substantial loss. If the Fund takes such a minority position in publicly traded securities as a
“toe-hold”
investment, then such publicly traded securities may fluctuate in value over the limited duration of the Fund’s investment in such publicly traded securities, which could potentiality reduce returns to shareholders. While the
Sub-Adviser
may seek to accumulate larger positions, the Fund may accumulate minority positions in the outstanding voting stock, or securities convertible into the voting stock, of potential portfolio companies. While the
Sub-Adviser
will seek to achieve such accumulation through open market purchases, registered tender offers, negotiated transactions or private placements, the Fund may be unable to accumulate a sufficiently large position in a target company to execute its strategy. In such circumstances, the Fund may dispose of its position in the target company within a short time of acquiring it and there can be no assurance that the price at which the Fund can sell such stock will not have declined since the time of acquisition. This may be exacerbated by the fact that stock of the companies that the Fund may target may be thinly traded and that the Fund’s position may nevertheless have been substantial and its disposal may depress the market price for such stock.
Investments in the Energy Industry.
Investments in the energy sector may be subject to a variety of risks, not all of which can be foreseen or quantified. Such risks may include, but are not limited to: (i) the risk that the technology employed in an energy project will not be effective or efficient; (ii) uncertainty about the availability or efficacy of energy sales agreements or fuel supply agreements that may be entered into in connection with a project; (iii) risks that regulations affecting the energy industry will change in a manner detrimental to the industry; (iv) environmental liability risks related to energy properties and projects; (v) risks of equipment failures, fuel interruptions, loss of sale and supply contracts or fuel contracts, decreases or escalations in power contract or fuel contract prices, bankruptcy of key customers or suppliers, tort liability in excess of insurance coverage, inability to obtain desirable amounts of insurance at economic rates, acts of God and other catastrophes; (vi) uncertainty about the extent, quality and availability of oil and gas reserves; (vii) the risk that interest rates may increase, making it difficult or impossible to obtain project financing or impairing the cash flow of leveraged projects; and (viii) the risk of changes in values of companies in the energy sector whose operations are affected by changes in prices and supplies of energy fuels (prices and supplies of energy fuels can fluctuate significantly over a short period of time due to changes in international politics, energy conservation, the success of exploration projects, the tax and other regulatory policies of various governments and the economic growth of countries that are large consumers of energy, as well as other factors). The occurrence of events related to the foregoing may have a material adverse effect on the Fund and its investments.
In addition to the foregoing, certain of the portfolio companies in which the Fund invests may be subject to the risks inherent in acquiring or developing recoverable oil and natural gas reserves, including capital expenditures for the identification and acquisitions of projects, the drilling and completion of wells and the conduct of development and production operations. The presence of unanticipated pressures or irregularities in formations, miscalculations or accidents may cause such activity to be unsuccessful, which may result in losses. Furthermore, successful investment in oil and natural gas properties and other related facilities and properties requires an assessment of (i) recoverable reserves; (ii) future oil and natural gas prices; (iii) operating and capital costs; (iv) potential environmental and other liabilities; and (v) other factors. Such assessments are necessarily inexact and their accuracy inherently uncertain. Also, the revenues generated by certain of the portfolio companies in which the Fund invests may be dependent on the future prices of and the demand for oil and natural gas. Oil and gas investments may have significant shortfalls in projected cash flow if oil and gas prices decline from levels projected at the time the investment is made. Various factors beyond the control of the Fund will affect prices of oil, natural gas and natural gas liquids, including the worldwide supply of oil and natural gas, political instability or armed conflict in oil and natural gas producing regions, the price of foreign imports, the level of consumer demand, the price and availability of alternative fuels, the availability of pipeline capacity and changes in existing government regulation, taxation and price control. Prices for oil and natural gas have fluctuated greatly during the past, and markets for oil, natural gas and natural gas liquids continue to be volatile. Further, to the extent the Fund invests in or receives energy royalty interests, the Fund will generally receive revenues from those royalty interests only upon sales of oil, gas and other hydrocarbon production by the underlying property or upon sale of the royalty interests themselves. There can be no assurance that reserves sufficient to provide the expected royalty income will be discovered or produced.
Volatile oil, natural gas and natural gas liquids prices make it difficult to estimate the value of developed properties for acquisition and divestiture (and collateral purposes) and often cause disruption in the market for oil, natural gas and natural gas liquids developed properties, as buyers and sellers have difficulty agreeing on such value. Price volatility also makes it difficult to budget for and project the return on acquisitions and development and exploitation projects. In addition, estimates of hydrocarbon reserves by qualified engineers are often a key factor in valuing certain oil and gas assets. These estimates are subject to wide variances based on changes in commodity prices and certain technical assumptions. Accordingly, it is possible for such reserve estimates to be significantly revised from time to time, creating significant changes in the value of the Fund’s portfolio investments.
Legal and Regulatory Matters in the Energy Sector.
Power generation and transmission, as well as oil, natural gas and coal storage, handling, processing and transportation, are extensively regulated; statutory and regulatory requirements may include those imposed by energy, zoning, environmental, safety, labor and other regulatory or political authorities. Failure to obtain or a delay in the receipt of relevant governmental permits or approvals, including regulatory approvals, could hinder operation of an investment and result in fines or additional costs. Obtaining permits and approvals or complying with ongoing regulatory requirements may be costly and/or time-consuming to obtain. Moreover, the adoption of new laws or regulations, including those with respect to the emission of greenhouse gasses, or changes in the interpretation of existing laws or regulations or changes in the persons charged with political oversight of such laws or regulations, could have a material adverse effect upon the profitability of the Fund or its portfolio companies and could necessitate the creation of new business models and the restructuring of investments in order to meet regulatory requirements, which may be costly and/or time-consuming.
General Risks of Investments in the Utility and Power Industries.
The Fund may invest in the utility and power sectors. These investments are sensitive to fluctuations in resource availability, energy supply and demand, interest rates, special risks of constructing and operating facilities (including nuclear facilities), lack of control over pricing, merger and acquisition activity, weather conditions (including abnormally mild winter or summer weather and abnormally harsh winter or summer weather), availability and adequacy of pipeline and other transportation facilities, geopolitical conditions in gas or oil producing regions and countries (including the risk of nationalization of the natural gas, oil and related sectors), the ability of members of the Organization of the Petroleum Exporting Countries to agree upon and maintain oil prices and production levels, the price and availability of alternative fuels, international and regional trade contracts, labor contracts, the impact of energy conservation efforts, environmental considerations, public policy initiatives and regulation.
Regulatory Risks of Investments in the Utility and Power Industries.
Utility and power companies are subject to significant regulation in many aspects of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls and the prices they may charge for the products and services. There are a variety of risks relating to actions of various governmental agencies and authorities in such industries. Additionally, stricter laws, regulations or enforcement policies could be enacted or pursued in the future, which would likely increase compliance costs and may adversely affect the financial performance of energy companies which may have implications for the companies that support the energy sectors’ infrastructure-related requirements.
Investment in the Communications Industry.
The Fund’s portfolio companies may include communications companies. Communications companies in the U.S., Europe and other developed and emerging countries undergo continual changes mainly due to evolving levels of governmental regulation or deregulation as well as the rapid development of communication technologies. Competitive pressures within the communications industry are intense, and the securities of communications companies may be subject to significant price volatility. In addition, because the communications industry is subject to rapid and significant changes in technology, the companies in this industry in which the Fund may invest will face competition from technologies being developed or to be developed in the future by others, which may make such companies’ products and services obsolete.
Investing in Media Companies.
The Fund may focus a portion of its investment activities in media companies. These companies are sensitive to, among other things, global economic conditions, fluctuations in advertising expenditures from which media companies derive substantial revenue, seasonal fluctuations, changes in public and consumer tastes and preferences for products, content and services, rapidly changing technologies, theft of intellectual property including lost revenue due to copyright infringement, retention of key talent and management, merger and acquisition activity and regulation and other political considerations, which may cause the Fund to experience substantial volatility. Further, to the extent the Fund invests in or receives media company royalty interests, the Fund will generally receive revenues from those royalty interests only upon the sale of the source of the royalty payments by the underlying owner of such interests or upon sale of the royalty interests themselves. There can be no assurance that the sources of the expected royalty income will perform as anticipated.
Risks Inherent to Real Estate Investing.
The Fund will invest in debt investments related to real estate. Real estate historically has experienced significant fluctuations and cycles in performance that may result in reductions in the value of the Fund’s investments. The ultimate performance and value of such investments of the Fund may subject to the varying degrees of risk generally incident to ownership and operations of the properties to which the Fund will be exposed and which collateralize or support its investments. The ultimate performance and value of the Fund’s investments depend upon, in large part, the Fund’s ability to operate each such investment so that it provides sufficient cash flows necessary to pay the Fund’s equity investment and a return on such investment, or to pay interest and principal due to the Fund or a lender. Revenues and cash flows may be adversely affected by:

•	changes in local real estate market conditions due to changes in national or local economic conditions or changes in local property market characteristics;

•	government regulation including taking or condemnation losses and limitations on rent, such as rent control and rent stabilization;

•	competition from other properties and changes in the supply and demand for competing properties in an area;

•	fluctuations in building occupancy and the financial resources of tenants;

•
changes in interest rates and in the state of the debt and equity capital markets, particularly the availability of debt financing which may render the sale or refinancing of properties difficult or impracticable;

•	the ongoing need for capital improvements, particularly in older buildings;

•	changes in real estate tax rates and other operating expenses;

•
adverse changes in governmental rules and fiscal policies, civil unrest, acts of God, including earthquakes, hurricanes, floods, fires and other natural disasters, acts of war or terrorism, which may decrease the availability of or increase the cost of insurance or result in uninsured losses;

•	adverse changes in zoning laws;

•	the impact of present or future environmental legislation and compliance with environmental laws;

•	the impact of lawsuits which could cause the Fund to incur significant legal expenses and divert management’s time and attention from day-to-day operations of the Fund; and

•	other adverse factors that are beyond the Fund’s control.

•	In the event that any of the Fund’s investments experience any of the foregoing events or occurrences, the value of, and return on, such investments would be negatively impacted.

•	Reliance on Corporate Management and Financial Reporting

•
Many of the strategies implemented by the Fund rely on the financial information made available by the issuers in which the Fund invests. The
Sub-Adviser
has no ability to independently verify the financial information disseminated by the issuer in which the Fund invests and is dependent upon the integrity of both the management of these issuers and the financial reporting process in general.

Broker, Dealer or Custodian Insolvency.
The Fund’s assets may be held in one or more accounts maintained for the Fund by its prime brokers or at other brokers or with one or more custodians, which may be located in various jurisdictions. Such prime brokers, local brokers and custodians, as brokerage firms, custodians or commercial banks, may be subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a prime broker or custodian or any of their respective sub-custodians,
agents or affiliates, or a local broker, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Investors should assume that the insolvency of any of the prime brokers or such other service providers would result in a loss to the Fund, which could be material.
Investments in the Insurance Sector.
The Fund may also invest in esoteric asset classes such as the insurance capital markets, which include insurance-linked securities (whereby the performance and return of the investment depend on the results of the underlying policy or instrument), insurance securitizations, catastrophe bonds, life insurance/life annuity combination bonds, structured settlements, insurance reserve financing, mortality/longevity swaps, life settlements, premium finance loans and other similar asset backed securities or instruments. These are specialized asset classes with unique risks, and prospective shareholders should carefully consider, among other factors, the matters described below, each of which could have an adverse effect on the value of their investments in the Fund. On an opportunistic basis, the Fund may invest in insurance-linked securities, whereby the performance and return of the investment depend on the results of the underlying insurance policy or instrument. An investment by the Fund in the insurance capital markets involves a high degree of risk, including the risk that the entire amount invested may be lost. Such investments would constitute investing in a relatively new and developing asset class where a significant part of the asset class involves relatively illiquid instruments.
ESG Considerations.
Our business faces increasing public scrutiny related to ESG activities. We risk damage to our brand and reputation if we fail to act responsibly in a number of areas, such as environmental stewardship, corporate governance and transparency and considering ESG factors in our investment processes. Adverse incidents with respect to ESG activities could impact the value of our brand, the cost of our operations and relationships with investors, all of which could adversely affect our business and results of operations. Additionally, new regulatory initiatives related to ESG could adversely affect our business.
Laws of Other Jurisdictions Where the Fund is Marketed.
Shares in the Fund may be marketed in various jurisdictions in addition to those more specifically addressed elsewhere in this Prospectus. In order to market shares in the Fund in certain jurisdictions (or to investors who are citizens of or resident in such jurisdictions), the Fund, the
Sub-Adviser,
Apollo and its affiliates will be required to comply with applicable laws and regulations relating to such activities. Compliance may involve, among other things, making notifications to or filings with local regulatory authorities, registering the Fund, the
Sub-Adviser,
Apollo and its affiliates or the shares with local regulatory authorities or complying with operating or investment restrictions and requirements, including with respect to prudential regulation. Compliance with such laws and regulations may limit the ability of the Fund to participate in investment opportunities and may impose onerous or conflicting operating requirements on the Fund, the
Sub-Adviser,
Apollo and its affiliates. The costs, fees and expenses incurred in order to comply with such laws and regulations, including related legal fees and filing or registration fees and expenses, will be borne by the Fund and may be substantial. In addition, if the Fund, the
Sub-Adviser,
Apollo and its affiliates were to fail to comply with such laws and regulations, any or all of them could be subject to fines or other penalties, the cost of which typically would be borne by the Fund.
Eurozone Risks.
The Fund’s investments and its investment performance will most likely be affected by economic and fiscal conditions in Eurozone countries and developments relating to the euro. The deterioration of the Sovereign Debt of several Eurozone countries together with the risk of contagion to other more stable economies exacerbated the global economic crisis. This situation raised a number of uncertainties regarding the stability and overall standing of the European Monetary Union. Economic, political or other factors could still result in changes to the composition of the European Monetary Union. The risk that other Eurozone countries could be subject to higher borrowing costs and face further deterioration in their economies, together with the risk that some countries could withdraw from the Eurozone, could have a negative impact on the Fund’s investment activities. A reintroduction of national currencies in one or more Eurozone countries or, in more extreme circumstances, the possible dissolution of the European Monetary Union cannot be ruled out. The departure or risk of departure from the European Monetary Union by one or more Eurozone countries and/or the abandonment of the euro as a currency could have major negative effects on the Fund. If the European Monetary Union is dissolved entirely, the legal and contractual consequences for holders of euro-denominated obligations would be determined by laws in effect at such time. These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of investors’ shares in the Fund.
Sovereign Debt.
It is anticipated that the Fund may invest in Sovereign Debt. Sovereign Debt may include securities that the
Sub-Adviser
believes are likely to be included in restructurings of the external debt obligations of the issuer in question. The ability of an issuer to make payments on Sovereign Debt, the market value of such debt and the inclusion of Sovereign Debt in future restructurings may be affected by a number of other factors, including such issuer’s: (i) balance of trade and access to international financing; (ii) cost of servicing such obligations, which may be affected by changes in international interest rates; and (iii) level of international currency reserves, which may affect the amount of foreign exchange available for external debt payments. Significant ongoing uncertainties and exposure to adverse conditions may undermine the issuer’s ability to make timely payment of interest and principal, and issuers may default on their Sovereign Debt.
Investments in Emerging Markets.
The Fund will be permitted to make investments in emerging markets such as China, India, Brazil and countries located in emerging Europe. Investing in emerging markets involves risks and special considerations not typically associated with investing in more established economies or markets including among other things: (i) higher dependence on exports and the corresponding importance of international trade; (ii) greater risk of inflation; (iii) inability to exchange local currencies for U.S. dollars; (iv) increased likelihood of governmental involvement in and control over the economy; (v) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (vi) less developed compliance culture; (vii) risks associated with differing cultural expectations and norms regarding business practices; (viii) longer settlement periods for transactions and less reliable clearance and custody arrangements; (ix) less developed, reliable or independent judiciary systems for the enforcement of contracts or claims; (x) greater regulatory uncertainty; (xi) maintenance of the Fund’s investments with
non-U.S.
brokers and securities depositories; and (xii) threats or incidents of corruption or fraud, all of which may adversely affect the return on the Fund and its investments.
Repatriation of investment income, assets and the proceeds of sales by investors foreign to such markets, such as the Fund, may require governmental registration and/or approval in some emerging markets. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by emerging market countries on interest or dividends paid on financial instruments held by the Fund or gains from the disposition of such financial instruments. In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter
markets, brokers, dealers, counterparties and issuers than in other more established markets. In emerging markets, any regulatory supervision that is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements or authorities. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary application or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in
non-U.S.
courts.
Risks Associated With Investments in Securities Indexed to the Value of Foreign Equity Securities.
Investments in securities indexed to the value of foreign equity securities involve risks associated with the securities markets in those countries, including the risk of volatility in those markets, governmental intervention in those markets and cross-shareholdings in companies in certain countries. Foreign companies are subject to accounting, auditing and financial reporting standards and requirements different from those applicable to U.S. reporting companies.
Fraudulent Conveyance Considerations.
Various laws enacted for the protection of creditors may apply to certain investments that are debt obligations, although the existence and applicability of such laws will vary from jurisdiction to jurisdiction. For example, if a court were to find that the borrower did not receive fair consideration or reasonably equivalent value for incurring indebtedness evidenced by an investment and the grant of any security interest or other lien securing such investment, and, after giving effect to such indebtedness, the borrower (i) was insolvent; (ii) was engaged in a business for which the assets remaining in such borrower constituted unreasonably small capital; or (iii) intended to incur or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could invalidate such indebtedness and such security interest or other lien as fraudulent conveyances, subordinate such indebtedness to existing or future creditors of the borrower or recover amounts previously paid by the borrower (including to the Fund) in satisfaction of such indebtedness or proceeds of such security interest or other lien previously applied in satisfaction of such indebtedness. In addition, if an issuer in which the Fund has an investment becomes insolvent, any payment made on such investment may be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before insolvency. In general, if payments on an investment are voidable, whether as fraudulent conveyances or preferences, such payments can be recaptured either from the initial recipient or from subsequent transferees of such payments. To the extent that any such payments are recaptured from the Fund, the resulting loss will be borne by the Fund.
Emerging markets jurisdictions may or may not have remedies such as fraudulent conveyance or preference. The lack of such remedies, however, may also have a material adverse effect on the Fund if issuers in which it is invested are not able to recapture payments that otherwise would have been paid out to creditors such as the Fund if such remedies were available.
Environmental Matters.
Ordinary operation or the occurrence of an accident with respect to a portfolio company could cause major environmental damage, personal injury or property damage, which may result in significant financial distress to such portfolio company, even if covered by insurance. In addition, persons who arrange for the disposal or treatment of hazardous materials may also be liable for the costs of removal or remediation of these materials at the disposal or treatment facility, whether or not that facility is or ever was owned or operated by those persons. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost and other liabilities. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination and may impose joint and several liability (including amongst the Fund, other Apollo Clients and the applicable portfolio company) or liabilities or obligations that purport to extend to (and pierce any corporate veil that would otherwise protect) the ultimate beneficial owners of the owner or operator of the relevant property or operating company that stand to financially benefit from such property’s or company’s operations. The Fund (and its shareholders) may therefore be exposed to substantial risk of loss from environmental claims arising in respect of its investments. Furthermore, changes in environmental laws or regulations or the environmental condition of an investment may create liabilities that did not exist at the time of its acquisition and that could not have been foreseen. Community and environmental groups may protest about the development or operation of portfolio company assets, which may induce government action to the detriment of the Fund. New and more stringent environmental or health and safety laws, regulations and permit requirements, or stricter interpretations of current laws, regulations or requirements, could impose substantial additional costs on a portfolio company, or could otherwise place a portfolio company at a competitive disadvantage compared to other companies, and failure to comply with any such requirements could have an adverse effect on a portfolio company. Even in cases where the Fund is indemnified by the seller with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the seller to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities. If these liabilities were to arise with respect to the Fund or its portfolio companies, the Fund might suffer significant losses and incur significant liabilities and obligations. The having or exercise of control or influence over a portfolio company could expose the assets of the Fund, the
Sub-Adviser
and their respective affiliates to claims by such portfolio company, its security holders and its creditors and regulatory authorities or other bodies. While the Sub-Adviser intends to manage the Fund to minimize exposure to these risks, the possibility of successful claims cannot be precluded, nor can there be any assurance as to whether such laws, rules, regulations and court decisions will be expanded or otherwise applied in a manner that is adverse to portfolio companies and the Fund and its shareholders. Moreover, it is possible that, when evaluating a potential investment, the
Sub-Adviser
may choose not to pursue or consummate such investment, if any of the foregoing risks may create liabilities or other obligations for any of the Fund, the
Sub-Adviser
or any of its respective affiliates, partners or employees. See also “—Control Person Liability” above.
Force Majeure and Expropriation Risk.
Portfolio companies may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Natural disasters, epidemics and other acts of God, which are beyond the control of the
Sub-Adviser,
may negatively affect the economy, infrastructure and livelihood of people throughout the world. For example, southeast Asia and many countries in Asia, including China, Japan, Indonesia and Australia have been affected by earthquakes, floods, typhoons, drought, heat waves or forest fires. Disease outbreaks have occurred in Asia in the past (including severe acute respiratory syndrome, or SARS, avian flu, H1N1/09 flu and
COVID-19)
and are occurring globally at present, and any prolonged occurrence of infectious disease, or other adverse public health developments or natural disasters in any country related to the Fund’s investments may have a negative effect on the Fund. Resulting catastrophic losses may either be uninsurable or insurable at such high rates as to make such coverage impracticable. If such a major uninsured loss were to occur with respect to any of the Fund’s investments, the Fund could lose both invested capital and anticipated profits.
The Fund may acquire portfolio companies that are located in areas that are subject to climate change and, as such, there may be significant physical effects of climate change that have the potential to have a material effect on the Fund’s business and operations. Physical impacts of climate change may include: increased storm intensity and severity of weather (e.g., floods or hurricanes); wildfires; sea level rise; and extreme temperatures. For example, many climate models indicate that global warming is likely to result in rising sea levels and increased frequency and severity of weather events, which may lead to higher insurance costs, or a decrease in available coverage, for portfolio companies in areas subject to severe weather. These climate-related effects could damage the portfolio company’s physical infrastructure, especially operations located in low-lying
areas near coasts and river banks, and facilities situated in hurricane-prone and rain-susceptible regions.
Some force majeure events may adversely affect the ability of a party (including a portfolio company or a counterparty to the Fund or a portfolio company) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a portfolio company or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more portfolio companies or its assets, could result in a loss to the Fund, including if its investment in such portfolio company is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.
Due Diligence.
The
Sub-Adviser
will conduct, and will use third parties to conduct, due diligence on prospective investments. In conducting such due diligence, the
Sub-Adviser’s
investment professionals will use publicly available information, as well as information from their relationships with former and current bank lenders, management teams, consultants, competitors and investment bankers. Such level of due diligence may not, however, reveal all matters and issues, material or otherwise, relating to prospective investments.
Possibility of Fraud or Other Misconduct of Employees and Service Providers.
Misconduct by employees of the
Sub-Adviser,
service providers to the Fund and/or their respective affiliates (including affiliated service providers) could cause significant losses to the Fund. Misconduct may include entering into transactions without authorization, the failure to comply with operational and risk procedures, including due diligence procedures, misrepresentations as to investments being considered by the Fund, the improper use or disclosure of confidential or material non-public
information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities and non-compliance
with applicable laws or regulations and the concealing of any of the foregoing. Such activities may result in reputational damage, litigation, business disruption and/or financial losses to the Fund. Apollo has controls and procedures through which it seeks to minimize the risk of such misconduct occurring. However, no assurances can be given that the
Sub-Adviser
will be able to identify or prevent such misconduct.
In addition, instances of fraud and other deceptive practices or devices employed by management or owners of portfolio companies in which the Fund invests may undermine the
Sub-Adviser’s
due diligence efforts with respect to such companies and, if such fraud is discovered, negatively affect the valuation of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility that could negatively impact the Fund’s investments. In the event of fraud by any portfolio company in which the Fund invests, the Fund may suffer a partial or total loss of its capital investment in that company.
Trade Errors.
The
Sub-Adviser
has adopted a policy for the purpose of addressing trade errors that may arise, from time to time, with respect to the securities transactions of the Fund. The
Sub-Adviser,
pursuant to the policy, will seek to identify and correct any trade errors in an expeditious manner. The determination of whether or not a trade error has occurred will be in the discretion of the
Sub-Adviser,
and investors should be aware that, in making such determinations, the
Sub-Adviser
will have a conflict of interest.
Over-the-Counter
Trading.
The Fund’s investment and hedging strategies may involve it or its portfolio companies engaging in forward currency contracts and options, as well as currency and credit default swaps and other derivatives. There is no limitation on daily price movements on these instruments and speculative position limits are not currently applicable. The principals who deal in these markets are not required to continue to make markets and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain contracts or have quoted prices with unusually wide spreads between the prices at which they were prepared to buy and those at which they were prepared to sell. Disruptions can also occur in any market in which the Fund or any of its portfolio companies trades due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such trading to less than that which the
Sub-Adviser
would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in significant losses to the Fund.
Over-Commitment.
In order to facilitate the acquisition of a portfolio company, the Fund may make (or commit to make) an investment that exceeds the desired amount with a view to selling a portion of such investment to co-investors
or other persons prior to or within a reasonable time after the closing of the acquisition. In such event, the Fund will bear the risk that any or all of the excess portion of such investment may not be sold or may only be sold on unattractive terms and that, as a consequence, the Fund may bear the entire portion of any break-up
fee or other fees, costs and expenses related to such investment, including break-up
fees and hold a larger than expected portion of such portfolio company or may realize lower than expected returns from such investment. The
Sub-Adviser
endeavors to address such risks by requiring such investments to be in the best interests of the Fund, regardless of whether any sell-down ultimately occurs. None of the
Sub-Adviser
or any of its affiliates will be deemed to have violated any duty or other obligation to the Fund or any of its investors by engaging in such investment and sell-down activities.
Expedited Transactions.
Investment analyses and decisions by the
Sub-Adviser
will often be undertaken on an expedited basis in order for the Fund to take advantage of investment opportunities. In such cases, the information available to the
Sub-Adviser
at the time of an investment decision may be limited, and the
Sub-Adviser
may not have access to the detailed information necessary for a full evaluation of the investment opportunity. In addition, the
Sub-Adviser
may rely upon independent consultants or advisors in connection with the evaluation of proposed investments. There can be no assurance that these consultants or advisors will accurately evaluate such investments.
Non-Controlling
Investments.
The Fund is expected to hold a
non-controlling
interest in portfolio companies and, therefore, may have a limited ability to protect its position in such portfolio companies. Further, the Fund may have no right to appoint a director and, as a result, may have a limited ability to influence the management of such portfolio companies. In such cases, the Fund will be significantly reliant on the existing management and board of directors of such companies, which may include representation of other investors with whom the Fund is not affiliated and whose interests may conflict with the Fund’s interests. Where practicable and appropriate, it is expected that shareholder rights generally will be sought to protect the Fund’s interests. There can be no assurance, however, that such minority investor rights will be available, or that such rights will provide sufficient protection of the Fund’s interests. In addition, the Fund may hold investments in debt instruments or other investments that do not entitle the Fund to voting rights and, therefore, the Fund may have a limited ability to protect such investments.
Control Person Liability.
The Fund could, as a result of a restructuring or other event with respect to a portfolio company, acquire a controlling interests in a portfolio company. The fact that the Fund or
Sub-Adviser
exercises control or exerts influence (or merely has the ability to exercise control or exert influence) over a company may give rise to risks of liability (including under various theories of parental liability and piercing the corporate veil doctrines) for, among other things, personal injury and/or property or environmental damage claims arising from an accident or other unforeseen event, product defects, employee benefits (including pension and other fringe benefits), failure to supervise management, violation of laws and governmental regulations (including securities laws, anti-trust laws, employment laws, anti-bribery and other anti-corruption laws) and other types of liability for which the limited liability characteristic of business ownership and the Fund itself (and the limited liability structures that may be utilized by the Fund in connection with its ownership of portfolio companies or otherwise) may be ignored or pierced, with the result being that relevant entities could be treated as if such limited liability characteristics or structures did not exist for purposes of the application of such laws, rules, regulations and court decisions.
Contingent Liabilities on Disposition of Investments.
In connection with the disposition of an investment of the Fund, the Fund may be required to make representations and warranties about such investments. The Fund may become involved in disputes or litigation concerning such representations and warranties and may be required to make payments to third parties as a result of such disputes or litigation. If the Fund does not have cash available to conduct such litigation or make such payments, it may be required to borrow funds. Any such payments and borrowings could adversely impact the Fund’s ability to make distributions. In addition, if the Fund is unable to borrow funds to make such payments, it may be forced to sell investments to obtain funds. Such sales may be effected on unsatisfactory terms. The
Sub-Adviser
may also establish reserves or escrow accounts for such contingent liabilities. In that regard, shareholders may be required to return amounts distributed to them to fund the Fund’s indemnity obligations or other Fund obligations arising out of any legal proceeding against the Fund, subject to certain limitations set forth in this registration statement.

Execution Risks and Error.
In order to seek positive returns in global markets, the Fund’s trading and investments could involve multiple portfolio investments, multiple brokers and counterparties and multiple strategies. As a result, the execution of the trading and investment strategies employed by the Fund may require rapid execution of trades, high volume of trades, complex trades, difficult to execute trades, use of negotiated terms with counterparties such as in the use of derivatives and the execution of trades involving less common or novel portfolio investments. In each case, the Fund seeks best execution and has trained execution and operational staff who execute, settle and clear such trades. However, in light of the high volumes, complexity and global diversity involved, some slippage, errors and miscommunications with brokers and counterparties may occur, and could result in losses to the Fund. In such circumstances, the Fund will evaluate the merits of potential claims for damage against brokers and counterparties who are at fault and, to the extent practicable, will seek to recover losses from those parties. In its sole discretion, the
Sub-Adviser
may choose to forego pursuing claims against brokers and counterparties on behalf of the Fund for any reason, including the cost of pursuing claims relative to the likely amount of any recovery and the maintenance of its business relationships with brokers and counterparties. In addition, the
Sub-Adviser’s
own execution and operational staff may be solely or partly responsible for errors in placing, processing, and settling trades that result in losses to the Fund. The
Sub-Adviser
is not liable to the Fund for losses caused by brokers or counterparties or its own negligence or contributory negligence. The
Sub-Adviser
may be liable to the Fund for acts that constitute bad faith, gross negligence, willful misconduct, fraud, willful or reckless disregard for such their duties to the Fund or the shareholders or for damages resulting from intentional violations of securities laws. Interests in the Fund are only available for subscription by investors who understand that they and the Fund are waiving potential claims for damages arising from the operation of the Fund, including damages resulting from the
Sub-Adviser’s
own negligence or contributory negligence, and expect some execution losses to the Fund.
Operating and Financial Risks of Portfolio Companies.
Portfolio companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in their competitive environment, or an economic downturn. As a result, portfolio companies that the Fund may have expected to be stable may operate at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or to maintain their competitive positions, or may otherwise have a weak financial condition or be experiencing financial distress. In some cases, the success of the Fund’s investment strategy and approach will depend, in part, on the ability of the Fund to effect improvements in the operations of a portfolio company and/or recapitalize its balance sheet. To the extent relevant to a portfolio company, the activity of identifying and implementing operating improvements and/or recapitalization programs at portfolio companies entails a high degree of uncertainty. There can be no assurance that the Fund will be able to successfully identify and implement such operating improvements and/or recapitalization programs. In addition, the Fund may cause its portfolio companies to bear certain fees, costs and expenses that the Fund would otherwise bear, including the fees, costs and expenses incurred in developing, investigating, negotiating, structuring or consummating the Fund’s or any other investment in such portfolio companies. For example, the
Sub-Adviser
may cause such portfolio companies to bear the fees, costs and expenses that are incurred in connection and concurrently with the acquisition of such portfolio companies and such other fees, costs and expenses that may otherwise be treated as operating expenses. The payment of such fees, costs and expenses by such portfolio companies may reduce the amount of cash that the portfolio companies have on hand.
Ability to Source and Make Suitable Investments.
The consistency of available and suitable investments for the Fund could be a risk. The lack of availability from time to time of assets for purchase by the Fund may delay the Fund’s ability to achieve its target portfolio size, composition or rate of return in its projected timeframe or to make investments thereafter, both of which circumstances could materially adversely affect the Fund’s investment performance.
Factors that may affect the Fund’s ability to source suitable investments include, among other things, the following: developments in the market for nonperforming loans or other general market events, which may include changes in interest rates or credit spreads or other events which may adversely affect the price of assets, whether individually or collectively; competition for investment opportunities and the inability of the Fund to acquire assets at favorable yields (including if the Fund’s competitors have greater access to financial, technical and marketing resources than the Fund, a lower cost of funds than the Fund, and access to funding sources that are not available to the Fund); the inability of the Fund to reinvest the proceeds from the sale or repayment of any of its assets in suitable target investments on a timely basis, whether at prices that the Fund believes are appropriate or at all; and the inability of the Fund to secure debt financing or refinancing for the Fund’s portfolio companies on a timely basis, whether on a basis that is satisfactory to the Fund or at all.
Illiquidity and Long-Term Nature of Investments.
The market for many of the Fund’s portfolio companies is substantially less liquid than the market for publicly traded securities. In addition, certain portfolio companies may be subject to legal or contractual restrictions or requirements that limit the Fund’s ability to transfer them or sell them for cash. The resulting illiquidity of these investments may make it difficult for the Fund to sell such investments if the need arises. If the Fund needs to sell all or a portion of its portfolio over a short period of time, it may realize value significantly less than the value at which it had previously recorded those investments.
Tax Considerations.
An investment in the Fund involves complex U.S. and
non-U.S.
tax considerations that will differ for each investor depending on the investor’s particular circumstances. The investment decisions of the
Sub-Adviser
will be based primarily upon economic, not tax, considerations, and could result, from time to time, in adverse tax consequences to some or all shareholders. There can be no assurance that the structure of the Fund or of any investment will be tax-efficient
for any particular investor.
Under certain circumstances, investors in the Fund could be required to recognize taxable income in a taxable year for U.S. federal income tax purposes, even if the Fund either distributes no cash in such year or distributes cash in such year that is less than such amount of taxable income (including as a result of the Fund owning securities issued with original issue discount, owning interests in certain partnerships, owning interests in certain
non-U.S.
corporations and entering into certain transactions that are taxed on a mark-to-market
basis). In addition, the Fund may invest in securities of corporations and other entities organized outside the United States. Income from such investments may be subject to
non-U.S.
withholding taxes, which may or may not be reduced or eliminated by an income tax treaty. Furthermore, a shareholder may be subject to state and/or local taxes as a result of the Fund’s operations and activities. State and local laws may differ from U.S. federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. Each prospective investor is urged to consult with its own adviser as to the advisability and tax consequences of an investment in the Fund.
In addition, the Fund will take tax considerations into account in determining when the Fund’s portfolio companies should be sold or otherwise disposed of and may assume certain market risk and incur certain expenses in this regard to achieve favorable tax treatment of a transaction.
Reliance on Portfolio Company Management.
The
day-to-day
operations of a portfolio company will be the responsibility of such company’s management team. Although the
Sub-Adviser
will be responsible for monitoring the performance of portfolio companies and generally seeks to invest in companies operated by capable management, there can be no assurance that an existing management team, or any successor, will be able to successfully operate a portfolio company in accordance with the
Sub-Adviser’s
strategy for such company.
Investments in Less Established Companies.
The Fund may invest a portion of its assets in less established companies or early stage companies. Investments in such early stage companies may involve greater risks than those generally associated with investments in more established companies. For instance, less established companies tend to have smaller capitalizations and fewer resources and, therefore, are often more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In the case of start-up
enterprises, such companies may not have significant or any operating revenues. Early stage companies often experience unexpected issues in the areas of product development, manufacturing, marketing, financing and general management, which, in some cases, cannot be adequately resolved. A major risk also exists that a proposed service or product cannot be developed successfully with the resources available to such an early stage company. There is no assurance that the development efforts of any such early stage company will be successful or, if successful, will be completed within budget or the time period originally estimated. Substantial amounts of financing may be necessary to complete such development and there is no assurance that such funds will be available from any particular source, including institutional private placements or the public markets. The percentage of early stage companies that survive and prosper tends to be small. In addition, less mature companies could be more susceptible to irregular accounting or other fraudulent practices. Furthermore, to the extent there is any public market for the securities held by the Fund, securities of less established companies may be subject to more abrupt and erratic market price movements than those of larger, more established companies.
In addition to investing in less established or early stage companies, the Fund may actively engage in forming new businesses. Unlike investing in an existing company where start-up
risks are generally shared with third parties who also have vested interests in such company (including the company’s founders, existing managers or existing equity holders), in the case where the Fund forms a new business, all such risks are generally borne by the Fund. In addition, newly formed businesses face risks similar to those affecting less established or early stage companies as described above and may experience unexpected operational, developmental or financial issues that cannot be adequately resolved, and there is no assurance that such new business ventures will become successful.

Some of the portfolio investments expected to be made by the Fund should be considered highly speculative and may result in the loss of the Fund’s entire investment therein. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.
Uncertainty of Financial Projections.
The
Sub-Adviser
will generally establish the capital structure of portfolio companies on the basis of financial projections for such portfolio companies. Projections are forward-looking statements and are based upon certain assumptions. Projected operating results will normally be based primarily on management judgments. In all cases, projections are only estimates of future results that are based upon assumptions that the
Sub-Adviser
believes are reasonable at the time that the projections are developed. Projections are subject to a wide range of risks and uncertainties, however, and there can be no assurance that the actual results may not differ materially from those expressed or implied by such projections. Moreover, the inaccuracy of certain assumptions, the failure to satisfy certain financial requirements and the occurrence of other unforeseen events could impair the ability of a portfolio company to realize projected values. General economic conditions, which are not predictable, can also have a material adverse impact on the reliability of such projections.
Financing Arrangements.
To the extent that the Fund enters into financing arrangements, such arrangements may contain provisions that expose it to particular risk of loss. For example, any cross-default provisions could magnify the effect of an individual default. If a cross-default provision were exercised, this could result in a substantial loss for the Fund. Also, the Fund may, in the future, enter into financing arrangements that contain financial covenants that could require it to maintain certain financial ratios. If the Fund were to breach the financial covenants contained in any such financing arrangement, it might be required to repay such debt immediately in whole or in part, together with any attendant costs, and the Fund might be forced to sell some of its assets to fund such costs. The Fund might also be required to reduce or suspend distributions. Such financial covenants would also limit the ability of the
Sub-Adviser
to adopt the financial structure (e.g., by reducing levels of borrowing) which it would have adopted in the absence of such covenants.
Distributions.
We may not achieve investment results that will allow us to make a specified or stable level of cash distributions and our distributions may decrease over time. In addition, due to the asset coverage test applicable to us as a regulated closed-end
fund, we may be limited in our ability to make distributions.
We may fund our cash distributions to shareholders from any sources of funds available to us, including borrowings, net investment income from operations, capital gains proceeds from the sale of assets, non-capital
gains proceeds from the sale of assets, dividends or other distributions paid to us on account of preferred and common equity investments in portfolio companies and fee and expense reimbursement waivers from the Adviser and its affiliates, if any. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this registration statement. In addition, the inability to satisfy the asset coverage test applicable to us as a registered closed-end
fund may limit our ability to pay distributions. We cannot assure you that we will continue to pay distributions to our shareholders in the future. In the event that we encounter delays in locating suitable investment opportunities, we may pay all or a substantial portion of our distributions from borrowings or sources other than cash flow from operations in anticipation of future cash flow, which may constitute a return of your capital. A return of capital is a return of your investment, rather than a return of earnings or gains derived from our investment activities.
Broker or Dealer or Custodian Insolvency.
The Fund’s assets may be held in one or more accounts maintained for the Fund by its prime brokers or at other brokers or with one or more custodians, which may be located in various jurisdictions. Such prime brokers, local brokers and custodians, as brokerage firms, custodians or commercial banks, may be subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a prime broker or custodian or any of their respective sub-custodians,
agents or affiliates, or a local broker, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Investors should assume that the insolvency of any of the prime brokers or such other service providers would result in a loss to the Fund, which could be material.
Developments in the Structured Credit Markets and Their Broader Impact.
Declines in the market value of ABS and MBS, especially those backed by subprime mortgages, were associated with significant market events resulting in the global financial crisis of 2007–2009 and the subsequent regulatory and market responses to the financial crisis. Increasing credit and valuation problems in the subprime mortgage market generated extreme volatility and illiquidity in the markets for portfolio companies directly or indirectly exposed to subprime mortgage loans. This volatility and illiquidity extended to the global credit and equity markets generally, and, in particular, to the high-yield bond and loan markets, exacerbated by, among other things, uncertainty regarding the extent of problems in the mortgage industry and the degree of exposure of financial institutions and others, decreased risk tolerance by investors and significantly tightened availability of credit. Except for agency RMBS, and despite modest increases in non-agency
RMBS issuance, the market for RMBS has not significantly recovered (relative to the pre-financial
crisis market) from these conditions and it is difficult to predict if or when the non-agency
RMBS market will recover from such conditions. If the structured credit markets continue to face uncertainty or to deteriorate, then the Fund may not be presented with sufficient investment opportunities in ABS and MBS, which may prevent the Fund from successfully executing investment strategies in such investments. Moreover, further uncertainty or deterioration in the structured credit markets could result in further declines in the market values of or increased uncertainty with respect to such investments made or considered by the Fund, which could require the Fund to dispose of such investments at a loss while such adverse market conditions prevail.

Legal and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal and Regulatory Risks
SEC Investigations.
There can be no assurance that the Fund, the
Sub-Adviser
or any of their affiliates will avoid regulatory examination and possibly enforcement actions in the future.
On August 23, 2016, without admitting or denying any wrongdoing, certain affiliates of Apollo consented to the entry of an order to cease and desist from committing or causing any violations and future violations of Sections 206(2) and 206(4) of the Advisers Act and Rules
206(4)-7
and
206(4)-8
thereunder. According to the SEC order, (1) such affiliates did not, among other things, provide sufficient pre-commitment
disclosure regarding the possibility of accelerating otherwise authorized fees upon termination of monitoring agreements with their portfolio investments, (2) certain affiliates of Apollo did not adequately disclose that interest from a loan from a private equity fund to its general partner would be allocated to the general partner, (3) such affiliates of Apollo did not adequately supervise a former senior partner’s expense reimbursement practices and (4) such affiliates of Apollo failed to adopt and implement policies and procedures reasonably designed to prevent violations of the Advisers Act and its rules. As part of the settlement, such affiliates of Apollo agreed to pay $37,527,000 of disgorgement and $2,727,552 of prejudgment interest to shareholders of Apollo-managed funds and a civil monetary penalty of $12,500,000 to the SEC.
There is also a risk that regulatory agencies in the United States and beyond will continue to adopt new laws or regulations (including tax laws or regulations), change existing laws or regulations, or enhance the interpretation or enforcement of existing laws and regulations.
Compliance Failures.
Apollo and certain of its affiliates, including the
Sub-Adviser,
are regulated entities, and any compliance failures or other inappropriate behavior by them may have a material and/or adverse effect on the Fund. The provision of investment management services is regulated in most relevant jurisdictions, and the
Sub-Adviser
(and Apollo generally) must maintain its regulatory authorizations to continue to be involved both in the management of the Fund’s investments and to continue Apollo’s businesses generally. The
Sub-Adviser’s
ability to source and execute investment transactions for the Fund, and investor sentiment with respect to the Fund, may be adversely affected by negative publicity arising from any regulatory compliance failures or other inappropriate behavior by any Apollo affiliate or its investment professionals.
Legal, Tax and Regulatory Risks.
Legal, tax and regulatory changes could occur during the Fund’s term that may adversely affect the Fund or its portfolio companies. There has been, and it is possible that there will be, further involvement of governmental and regulatory authorities in financial markets around the world. For example, the Fund expects to make investments in a number of different industries, some of which are or may become subject to regulation by one or more governmental agencies or authorities. New and existing regulations, changing regulatory requirements and the burdens of regulatory compliance all may have an adverse effect on the performance of investments that operate in these industries.
The
Sub-Adviser
cannot predict whether new legislation or regulation (including new tax measures) will be enacted by legislative bodies or governmental agencies, nor can either of them predict what effect such legislation or regulation might have. There can be no assurance that new legislation or regulation, including changes to existing laws and regulations, will not have an adverse effect on the Fund’s investment performance.
Changes in Tax Law.
The Biden administration may propose significant changes to the U.S. federal tax laws, some or all of which may be enacted. The passage of such legislation, as well as changes or modifications in existing judicial decisions or in the current positions of the IRS, could substantially modify the tax treatment described in this prospectus, possibly on a retroactive basis. The Fund cannot predict whether the U.S. Congress or any other legislative body will enact new tax legislation or whether the IRS or any other Tax Authority will issue new regulations or other guidance, nor can it predict what effect such legislation or regulations might have. There can be no assurance that new legislation or regulations, including changes to existing laws and regulations, will not have an adverse effect on the Fund’s investment performance.

Confidential Information.
As a holder of loans, the Fund may be entitled to receive material, non-public
information regarding borrowers which may limit the ability of Apollo’s funds and accounts, under applicable securities laws, to trade in the public securities of such borrowers, including the borrowers’ high-yield bonds. The Fund anticipates that, to avoid such restriction, it may elect not to receive such non-public
information. In situations where the Fund decides to receive such information, it may seek to discontinue receiving non-public
information concerning the borrower under a loan when it is disclosed by such borrower that the borrower will issue high-yield bonds in the near future. As a result, the Fund, at times, may receive less information regarding such a borrower than is available to the other investors in such borrower’s loan, which may result in the Fund’s taking actions or refusing to take actions in a manner different than had it received such non-public
information.
Pay-to-Play
Laws, Regulations and Policies.
A number of U.S. states and municipal pension plans have adopted so-called
“pay-to-play”
laws, regulations or policies which prohibit, restrict or require disclosure of payments to (and/or certain contacts with) state officials by individuals and entities seeking to do business with state entities, including those seeking investments by public retirement funds. The SEC has adopted rules that, among other things, prohibit an investment adviser from providing advisory services for compensation to a government client for two years after the adviser or certain of its executives, employees or agents makes a contribution to certain elected officials or candidates. If the
Sub-Adviser,
any of its employees or affiliates or any service provider acting on their behalf fails to comply with such laws, regulations or policies, such non-compliance
could have an adverse effect on the Fund and Apollo generally, and may require the applicable shareholder to withdraw from the Fund.
Tax Audit Considerations.
The Fund may take positions with respect to certain tax issues that depend on legal and other interpretative conclusions. Should any such positions be successfully challenged by the IRS, a shareholder might be found to have a different tax liability for that year than that reported on its federal income tax return. In addition, an audit of the Fund may result in an audit of the returns of some or all of the shareholders, which examination could result in adjustments to the tax consequences initially reported by the Fund and affect items not related to a shareholder’s investment in the Fund. If such adjustments result in an increase in a shareholder’s federal income tax liability for any year, such shareholder may also be liable for interest and penalties with respect to the amount of underpayment. The legal and accounting costs incurred in connection with any audit of the Fund’s tax return will be borne by the Fund. The cost of any audit of a shareholder’s tax return will be borne solely by the shareholder.
Taxation in Foreign Jurisdictions.
The Fund and/or the shareholders could become subject to additional or unforeseen taxation in jurisdictions in which the Fund operates and invests. Changes to taxation treaties (or their interpretation) between the United States and the countries in which the Fund invests may adversely affect the Fund’s ability to efficiently realize income or capital gains. Interest payments on the Fund’s investments in certain jurisdictions and certain other items of income may be subject to withholding taxes and in some cases such withholding taxes may be greater than if such Fund investments were held directly by the shareholders. There can be no assurance that U.S. tax credits may be claimed with respect to such
non-U.S.
taxes incurred. Although the Fund may, where possible, make its investments in a way which minimizes or eliminates withholding taxes, where relevant, there can be no guarantee that such strategies will be successful.
Permanent Establishment Risks.
The Fund intends to conduct its operations in a manner that will not cause it to have a “permanent establishment” in any country outside the United States, as such term is defined in the relevant income tax treaty. There can be no assurance that a particular country will not assert that the Fund has a permanent establishment in such country, and if such assertion were upheld, it can potentially result in adverse tax consequences to the Fund.
Other Regulatory Considerations.
The Fund and/or the
Sub-Adviser
also may be subject to regulation in jurisdictions in which the Fund and the
Sub-Adviser
engage in business. Because the Fund’s business is dynamic and is expected to change over time, the Fund may be subject to new or additional regulatory constraints in the future.
This Prospectus cannot address or anticipate every possible current or future regulation that may affect the
Sub-Adviser,
the Fund or their businesses. Such regulations may have a significant impact on shareholders or the operations of the Fund, including restricting the types of investments the Fund may make, preventing the Fund from exercising its voting rights with regard to certain investments requiring the Fund to disclose the identity of its investors or their beneficial owners, or otherwise. The
Sub-Adviser
may, in its sole discretion, cause the Fund to be subject to such regulations if it believes that an investment or business activity is in the Fund’s interest, even if such regulations may have a detrimental effect on one or more shareholders.

Possible Risk of Conflicts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Possible Risk of Conflicts
Potential Conflicts of Interest Risk.
The
Sub-Adviser
will be subject to certain conflicts of interest in its management of the Fund. These conflicts will arise primarily from the involvement of the
Sub-Adviser,
Apollo and their affiliates in other activities

that may conflict with those of the Fund. The
Sub-Adviser,
Apollo and their affiliates engage in a broad spectrum of activities. In the ordinary course of their business activities, the
Sub-Adviser,
Apollo and their affiliates may engage in activities where the interests of certain divisions of the
Sub-Adviser,
Apollo and their affiliates or the interests of their clients may conflict with the interests of the Fund or the shareholders of the Fund. Other present and future activities of the
Sub-Adviser,
Apollo and their affiliates may give rise to additional conflicts of interest which may have a negative impact on the Fund.
In addressing these conflicts and regulatory, legal and contractual requirements across its various businesses, Apollo has implemented certain policies and procedures (e.g., information walls) that may reduce the positive synergies that the
Sub-Adviser
may have potentially utilized for purposes of finding attractive investments. Additionally, Apollo may limit a client and/or its portfolio companies from engaging in agreements with or related to companies in which any fund of Apollo has or has considered making an investment or which is otherwise an advisory client of Apollo and/or from time to time restrict or otherwise limit the ability of the Fund to make investments in or otherwise engage in businesses or activities competitive with companies or other clients of Apollo, either as result of contractual restrictions or otherwise. Finally, Apollo has in the past entered, and is likely in the future to enter, into one or more strategic relationships in certain regions or with respect to certain types of investments that, although possibly intended to provide greater opportunities for the Fund, may require the Fund to share such opportunities or otherwise limit the amount of an opportunity the Fund can otherwise take.
As part of its regular business, Apollo provides a broad range of services other than those provided by the
Sub-Adviser,
including investment banking, underwriting, capital markets syndication and advisory (including underwriting), placement, financial advisory, restructuring and advisory, consulting, asset/property management, mortgage servicing, insurance (including title insurance), monitoring, commitment, syndication, origination, servicing, management consulting and other similar operational and finance matters, healthcare consulting/brokerage, group purchasing, organizational, operational, loan servicing, financing, divestment and other services. In addition, Apollo may provide services in the future beyond those currently provided. The Fund will not receive a benefit from the fees or profits derived from such services. In such a case, a client of Apollo would typically require Apollo to act exclusively on its behalf. This request may preclude all of Apollo clients (including the Fund) from participating in related transactions that would otherwise be suitable. Apollo will be under no obligation to decline any such engagements in order to make an investment opportunity available to the Fund. In connection with its other businesses, Apollo will likely come into possession of information that limits its ability to engage in potential transactions. The Fund’s activities are expected to be constrained as a result of the inability of the personnel of Apollo to use such information. For example, employees of Apollo from time to time are prohibited by law or contract from sharing information with members of the
Sub-Adviser’s
investment team that would be relevant to monitoring the Fund’s portfolio and other investment decisions. Additionally, there are expected to be circumstances in which one or more of certain individuals associated with Apollo will be precluded from providing services related to the Fund’s activities because of certain confidential information available to those individuals or to other parts of Apollo (e.g., trading may be restricted). Apollo has long term relationships with a significant number of corporations and their senior management. In determining whether to invest in a particular transaction on behalf of the Fund, the
Sub-Adviser
will consider those relationships, and may decline to participate in a transaction as a result of such relationships. The Fund may also co invest with clients of Apollo in particular investment opportunities, and the relationship with such clients could influence the decisions made by the
Sub-Adviser
with respect to such investments. The Fund may be forced to sell or hold existing investments as a result of various relationships that Apollo may have or transactions or investments Apollo and its affiliates may make or have made. The inability to transact in any security, derivative or loan held by the Fund could result in significant losses to the Fund.
Limitations on Transactions with Affiliates Risk.
The 1940 Act limits our ability to enter into certain transactions with certain of our affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security directly from or to any portfolio company of or private equity fund managed by Apollo or any of their respective affiliates. However, the Fund may under certain circumstances purchase any such portfolio company’s loans or securities in the secondary market, which could create a conflict for the
Sub-Adviser
between the interests of the Fund and the portfolio company, in that the ability of the
Sub-Adviser
to recommend actions in the best interest of the Fund might be impaired. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to us.
Dependence on Key Personnel Risk.
The
Sub-Adviser
is dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the
Sub-Adviser
were to lose the services of these individuals, its ability to service the Fund could be adversely affected. As with any managed fund, the
Sub-Adviser
may not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio and the Fund’s performance may lag behind that of similar funds. The
Sub-Adviser
has informed the Fund that the investment professionals associated with the

Sub-Adviser
are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. In addition, individuals not currently associated with the
Sub-Adviser
may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals.
The
Sub-Adviser’s
ability to successfully manage the Fund depends on the
Sub-Adviser’s
employees and advisors. The
Sub-Adviser
will be relying extensively on the experience, relationships and expertise of these persons. There can be no assurance that these persons will remain with the
Sub-Adviser
or will otherwise continue to be able to carry on their current duties throughout the life of the Fund (which is expected to be indefinite) or that the
Sub-Adviser
will be able to attract and retain replacements or additional persons when needed. Additionally, investment professionals and other employees and advisors to the
Sub-Adviser
may not have been involved with the investment decisions and transactions made by the
Sub-Adviser
or any other Apollo Client described herein and may have a limited history working for Apollo. The loss of the services of one or more of these professionals could have an adverse impact on the Fund’s ability to realize its investment objectives. The Fund will also depend on the success of operating executives (including persons or entities employed, engaged or retained by Apollo) in supplementing the Fund’s investment team, among other things, in sourcing investment opportunities, in transaction analysis and due diligence, and with asset management, managerial and operational skills as appropriate for the assets in question. Certain industry executives, advisors, consultants and operating executives may be exclusive to Apollo or the Fund and could be employees of Apollo, but may not have the same compensation incentives as the Fund’s investment team due to, among other things, factors that distinguish these engagements from those of Apollo investment professionals, including the aspects of the transactions in which they are involved or the performance metrics upon which their compensation is based. Furthermore, certain Apollo personnel, in addition to their responsibilities on behalf of the
Sub-Adviser
and the Fund, are and will continue to be involved in the investment activities of other Apollo Clients, in other business activities of Apollo (including Apollo-sponsored SPACs and their acquisition targets) and in personal investment activities. In particular, the managing partners of Apollo have established family offices to provide investment advisory, accounting, administrative and other services to their respective family accounts (including certain charitable accounts) in connection with their personal investment activities unrelated to their investments in Apollo entities, and their respective involvement in such family offices will require the respective resources and attention of each such managing partner who may also have responsibilities to the Fund’s affairs.
The Fund has no employees and no separate facilities and is reliant on the
Sub-Adviser,
which has significant discretion as to the implementation of the Fund’s investment objective and policy. In particular, the Fund’s performance will depend on the success of the
Sub-Adviser’s
investment process.
Accordingly, the Fund will depend on the
Sub-Adviser’s
assessment of an appropriate acquisition price for, and
on-going
valuation of, the Fund’s investments. The acquisition price determined by the
Sub-Adviser
in respect of each investment position will be based on the returns that the
Sub-Adviser
expects the investment to generate, based on, among other things, the
Sub-Adviser’s
assessment of the nature of the investment and the relevant collateral, security position, risk profile and historical default rates of the position and supply and demand in the secondary loan market. Each of these factors involves subjective judgments and forward-looking determinations by the
Sub-Adviser.
If the
Sub-Adviser
misprices an investment (for whatever reason), the actual returns on the investment may be less than anticipated at the time of acquisition. Further, in light of the illiquidity of the investment, it may be difficult for the Fund to dispose of the investment at a price similar to the acquisition price.
Competition for Investment Opportunities.
There is currently, and will likely continue to be, competition for investment opportunities by investment vehicles and others with investment objectives and strategies identical or similar to the Fund’s investment objectives and strategies, as well as by business development companies, master limited partnerships, strategic investors, hedge funds and others. Some of these competitors may have more relevant experience, greater financial, technical, marketing and other resources, more personnel, higher risk tolerances, different risk assessments, lower return thresholds, lower cost of capital and access to funding sources unavailable to the Fund and a greater ability to achieve synergistic cost savings in respect of an investment than the Fund, the
Sub-Adviser,
Apollo or any of their respective affiliates. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number of opportunities available to the Fund and adversely affecting the terms, including pricing, upon which portfolio investments can be made. Such competition may be particularly acute with respect to participation by the Fund in auction proceedings. To the extent that the Fund encounters competition for investments, returns to shareholders may decrease.
Based on the foregoing, there can be no assurance that the Fund will be able to identify or consummate investments that satisfy the Fund’s rate of return objectives or realize upon their values, or that the Fund will be able to invest fully its committed capital. The success of the Fund will depend on the
Sub-Adviser’s
ability to identify suitable investments, to negotiate and arrange the closing of appropriate transactions and to arrange the timely disposition of portfolio investments.

Allocation of Investment Opportunities.
Apollo will provide investment management services to other Apollo Clients, and Apollo and/or such Apollo Clients may have one or more investment strategies that overlap or conflict with those of the Fund. The employment by Apollo of conflicting and/or overlapping strategies for other Apollo Clients may adversely affect the prices and availability of the securities and other assets in which the Fund invests. If participation in specific investment opportunities is appropriate for both the Fund and one or more other Apollo Clients (or Apollo itself, such as an Apollo-sponsored SPAC), participation in such opportunities will be allocated pursuant to Apollo’s allocation policies and procedures. There can be no assurance, however, that the application of such policies will result in the allocation of a specific investment opportunity to the Fund or that the Fund will participate in all investment opportunities falling within its investment objective. Such considerations may result in allocations of certain investments among the Fund and other Apollo Clients on other than a pari passu basis and, in some cases, to a newly-formed Apollo Client established for a particular investment. In the past, the application of such policies has resulted in the allocation by Apollo of certain investment opportunities relating to the alternative investment management business to (i) Apollo rather than to Apollo Clients and (ii) a newly-formed Apollo Client created for a particular investment opportunity or otherwise, and Apollo expects to allocate certain opportunities in a similar manner in the future. It is possible that the allocation of such opportunities to Apollo rather than to Apollo Clients, such as the Fund, may occur as a result of, in connection with, or ancillary to, the allocation of investment opportunities to such Apollo Clients (e.g., where Apollo has been afforded an opportunity to acquire an alternative investment management business as a result of an investment made or proposed to be made by the Fund). It is possible that the allocation of such opportunities to Apollo rather than to Apollo Clients, such as the Fund, may occur as a result of, in connection with, or ancillary to, the allocation of investment opportunities to such Apollo Clients (e.g., where Apollo has been afforded an opportunity to acquire an alternative investment management business as a result of an investment made or proposed to be made by the Fund).

Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]		5.75%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]	0.00%
Management Fees [Percent]	[2]	1.50%
Interest Expenses on Borrowings [Percent]		1.11%
Acquired Fund Fees and Expenses [Percent]		0.01%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.25%
Other Annual Expense 2 [Percent]		0.00%
Other Annual Expense 3 [Percent]	[3]	0.89%
Other Annual Expenses [Percent]		1.14%
Total Annual Expenses [Percent]	[2],[4]	3.76%
Waivers and Reimbursements of Fees [Percent]		(0.40%)
Net Expense over Assets [Percent]		3.36%
Expense Example, Year 01		$ 89
Expense Example, Years 1 to 3		162
Expense Example, Years 1 to 5		237
Expense Example, Years 1 to 10		432
Class A [Member] | Redeemed Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		89
Expense Example, Years 1 to 3		162
Expense Example, Years 1 to 5		237
Expense Example, Years 1 to 10		$ 432
Class C [Member]
Fee Table [Abstract]
Sales Load [Percent]		0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]	1.00%
Management Fees [Percent]	[2]	1.50%
Interest Expenses on Borrowings [Percent]		1.11%
Acquired Fund Fees and Expenses [Percent]		0.01%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.25%
Other Annual Expense 2 [Percent]	[5]	0.75%
Other Annual Expense 3 [Percent]	[3]	0.89%
Other Annual Expenses [Percent]		1.89%
Total Annual Expenses [Percent]	[2],[4]	4.51%
Waivers and Reimbursements of Fees [Percent]		(0.40%)
Net Expense over Assets [Percent]		4.11%
Expense Example, Year 01		$ 41
Expense Example, Years 1 to 3		133
Expense Example, Years 1 to 5		225
Expense Example, Years 1 to 10		460
Class C [Member] | Redeemed Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[6]	51
Expense Example, Years 1 to 3	[6]	133
Expense Example, Years 1 to 5	[6]	225
Expense Example, Years 1 to 10	[6]	$ 460
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]		0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]	0.00%
Management Fees [Percent]	[2]	1.50%
Interest Expenses on Borrowings [Percent]		1.11%
Acquired Fund Fees and Expenses [Percent]		0.01%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.00%
Other Annual Expense 2 [Percent]		0.00%
Other Annual Expense 3 [Percent]	[3]	0.89%
Other Annual Expenses [Percent]		0.89%
Total Annual Expenses [Percent]	[2],[4]	3.51%
Waivers and Reimbursements of Fees [Percent]		(0.40%)
Net Expense over Assets [Percent]		3.11%
Expense Example, Year 01		$ 31
Expense Example, Years 1 to 3		104
Expense Example, Years 1 to 5		179
Expense Example, Years 1 to 10		375
Class I [Member] | Redeemed Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		31
Expense Example, Years 1 to 3		104
Expense Example, Years 1 to 5		179
Expense Example, Years 1 to 10		$ 375
Class L [Member]
Fee Table [Abstract]
Sales Load [Percent]		4.25%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]	0.00%
Management Fees [Percent]	[2]	1.50%
Interest Expenses on Borrowings [Percent]		1.11%
Acquired Fund Fees and Expenses [Percent]		0.01%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.25%
Other Annual Expense 2 [Percent]	[5]	0.25%
Other Annual Expense 3 [Percent]	[3]	0.87%
Other Annual Expenses [Percent]		1.37%
Total Annual Expenses [Percent]	[2],[4]	3.99%
Waivers and Reimbursements of Fees [Percent]		(0.38%)
Net Expense over Assets [Percent]		3.61%
Expense Example, Year 01		$ 77
Expense Example, Years 1 to 3		156
Expense Example, Years 1 to 5		235
Expense Example, Years 1 to 10		442
Class L [Member] | Redeemed Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		77
Expense Example, Years 1 to 3		156
Expense Example, Years 1 to 5		235
Expense Example, Years 1 to 10		$ 442
Class F [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Class F
Maximum Sales Load (as a percent of offering price)	None
Contingent Deferred Sales Charge	None

Sales Load [Percent]		0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees 1	1.50%
Other Expenses 2	0.89%
Interest Expense on Borrowing	1.11%
Acquired Fund Fees and Expenses	0.01%
Total Annual Expenses 1,3	3.51%
Fee Waiver and Reimbursement	(2.01)%
Total Annual Expenses (after fee waiver and reimbursement)	1.50%
1	The “Management Fees” and “Total Annual Expenses” have been adjusted to reflect the decrease in the management fee from 1.85% to 1.50% effective August 24, 2022.
2	CLO expenses are not included in the Other Expenses. If such expenses were included, they would be approximately 0.01% of the Fund’s net assets.
3
The Adviser and the Fund have entered into the Expense Limitation Agreement. Pursuant to the Expense Limitation Agreement, the Adviser has contractually agreed to waive its fees and/or to reimburse the Fund for expenses the Fund incurs to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursements (including taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs and organizational costs and offering costs) to the extent that they exceed, per annum, 1.50% of the Fund’s average daily net assets attributable to Class F shares so long as Class F shares are outstanding and the Adviser is the investment adviser to the Fund, unless and until the Board approves the Expense Limitation Agreement’s modification or termination. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses paid not more than three years from the date on which they were incurred; and (2) the reimbursement may not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. See “Management of the Fund.” The total annual expenses in this fee table is different from the ratio of expenses to average net assets given in the Financial Highlights, because the Financial Highlights do not include acquired fund fees and expenses.

Management Fees [Percent]	[2]	1.50%
Interest Expenses on Borrowings [Percent]		1.11%
Acquired Fund Fees and Expenses [Percent]		0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3]	0.89%
Total Annual Expenses [Percent]	[2],[7]	3.51%
Waivers and Reimbursements of Fees [Percent]		(2.01%)
Net Expense over Assets [Percent]		1.50%
Expense Example [Table Text Block]
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return (the example assumes the Fund’s Expense Limitation Agreement shall continue in effect so long as Class F shares are outstanding).

Share Class	1 Year	3 Years	5 Years	10 Years
Class F	$15	$47	$82	$179

Expense Example, Year 01		$ 15
Expense Example, Years 1 to 3		47
Expense Example, Years 1 to 5		82
Expense Example, Years 1 to 10		$ 179
Basis of Transaction Fees, Note [Text Block]		as a percent of offering price
Other Expenses, Note [Text Block]		CLO expenses are not included in the Other Expenses. If such expenses were included, they would be approximately 0.01% of the Fund’s net assets.
Management Fee not based on Net Assets, Note [Text Block]		The “Management Fees” and “Total Annual Expenses” have been adjusted to reflect the decrease in the management fee from 1.85% to 1.50% effective August 24, 2022.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES
Investment Objective and Policies
The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets.
As described in greater detail below, the Fund will take a “multi-asset” approach across private and public credit markets that is centered around five key strategy pillars: (1) corporate direct lending, (2) asset backed lending, (3) performing credit, (4) dislocated credit and (5) structured credit.
Corporate Direct Lending
. The corporate direct lending pillar (“Corporate Direct Lending”) seeks to capitalize on a robust opportunity to provide a streamlined solution for large corporate issuers through directly originated first lien, senior secured or unitranche term loans. The Fund believes a combination of secular and cyclical drivers are giving rise to a whitespace that exists between the broadly syndicated markets and traditional middle market direct lending, creating demand for large scale
origination solutions among corporate issuers
 with generally more than $75 million in earnings before interest, taxes, depreciation and amortization (“EBITDA”).
In recent years, businesses of increasing size have demonstrated a preference to fund growth in the private markets, a trend that has been enabled in part by the unprecedented growth in private equity.
The Fund believes that the privatization of the broadly syndicated loan market is a corollary to the privatization of equity markets, as forgoing onerous and often uncertain loan syndication processes in favor of private, directly originated financing solutions can be a compelling value proposition for many large issuers. While private credit and middle market direct lending have grown significantly following the 2008 financial crisis, the Fund believes there is a dearth of available alternative financing solutions for large corporate issuers.
The Fund believes that by leveraging its robust networks and proprietary relationships, cycle-tested investing experience and range of expertise across credit, it is well-positioned to be a first mover in large corporate direct lending. Due to the breadth and scale of Apollo’s capital base, the Fund believes that
Sub-Adviser-managed
funds and clients are poised to underwrite and commit to large transactions, streamlining the execution process for borrowers and enabling them to interface with a single counterparty versus a large, fragmented lender group. Additionally, the Fund’s underwriting and structuring ability coupled with company and sector-specific insights across the
Sub-Adviser’s
platform will enable the Fund to embrace complexity and provide bespoke capital solutions tailored to borrowers’ unique financing needs. Given the
Sub-Adviser’s
first-mover advantage, the Fund believes the Corporate Direct Lending pillar will stand to exercise a high degree of credit selectivity as well as drive terms and rigorous structural protections to generate attractive risk-adjusted returns.
Additionally, this pillar may
include opportunities within
credit secondaries
and middle market direct lending
based on prevailing market conditions or idiosyncratic circumstances.
As private credit continues to expand from both
end-investor
demand and issuer preferences for alternative sources of financing, the Fund believes the opportunity for credit secondaries will grow in tandem to address liquidity or other portfolio management needs from underlying investors. With the
Sub-Adviser’s
robust database of issuers and vast network of relationships with shareholders and syndication counterparties, the Fund believes it is a natural buyer of a diverse pool of credit secondaries across vintages, managers, industries, geographies and underlying strategies. In addition, the
Sub-Adviser’s
scope of credit expertise advantageously positions the Fund to identify and underwrite opportunities which offer an attractive current yield with embedded downside protection.
Asset-Backed Lending
. The asset-backed lending pillar (“Asset-Backed Lending”) is expected to enable agile deployment into origination and propriety sourcing channels across a broad mandate of asset-backed investments, with a focus on investments collateralized by tangible assets.
This strategy pursues a broad mandate of asset-backed products on an opportunistic basis. In this strategy, the
Sub-Adviser
seeks to originate, securitize and structure new and mispriced opportunities across the asset-backed and structured debt ecosystem, focusing on large, diversified pools of hard assets and/or contracted cashflows, further enhanced by equity investments in Apollo origination platforms. Asset-backed investments may deliver differentiated risk/return profiles versus other private credit assets, exhibiting inherent downside protection from interest rate and inflationary risks and generally low correlation of credit performance versus traditional corporate credit portfolios. In particular, the Fund seeks to invest across a diversified portfolio of asset-backed opportunities, including inventory and receivables, consumer, infrastructure debt, real estate debt, fleet leasing, and other select financial asset and structured debt opportunities. The
Sub-Adviser
believes asset-backed products can provide
investors with exposure to diversified portfolios of high-quality whole loans, bonds and platform equity investments at higher yields than direct investments in the underlying assets by capturing attractive complexity and illiquidity premium.
While the marketplace often misunderstands the relative value of asset-backed finance given the complexity of the asset class, the Fund believes the breadth and scale of the
Sub-Adviser’s
platform, coupled with the Fund’s vast network of relationships with banks, management teams, sponsors and intermediaries, positions the Fund with differentiated access and insights to uncover value. The Fund seeks to be a setter of both price and terms and, where appropriate, to originate what the
Sub-Adviser
believes are attractive risk-adjusted opportunities rather than purchasing what is on offer in an environment that is increasingly pushing investors toward additional risk. Further, the Fund believes that asset-backed finance, at its core, is a credit product and that the
Sub-Adviser’s
deep sector, asset and structural expertise enables comprehensive diligence on all prospective investments, including assessment of underlying collateral, structural features and legal documentation. The asset-backed finance analysts, where applicable, leverage the industry work and investment experience of the corporate credit team as the
Sub-Adviser
believes the ability to speak across capital structures drives both proprietary sourcing and bespoke structuring for asset-backed finance opportunities.
Given the
Sub-Adviser’s
demonstrated track record of augmenting its existing credit offerings by adding specialized products and strategies to address market inefficiencies as they are identified, the Fund will stand ready to lean into new credit opportunities, if and when they become available.
Performing Credit
. The performing credit pillar (“Performing Credit”) primarily pursues liquid, performing senior secured corporate credit to generate total return. Performing Credit utilizes a targeted investment approach with a focus on top of the capital structure assets, tactically shifting its allocations across the broadly syndicated market to capture market upside while mitigating downside risk across varying market conditions. The Fund will look to identify credits with attractive trading technicals which the Fund views as offering disproportionate yield relative to the risk associated with the issuer. Frequently, these investment opportunities capitalize on pricing inefficiencies between companies, industries or rating categories due to a misunderstood credit story. The Fund will also seek out high-conviction credits where the Fund believes an upcoming event, such as a refinancing, maturity, covenant breach, initial public offering or asset sale, will serve as a catalyst for an attractive risk-adjusted return. In the Fund’s view, value-oriented credit selection with emphasis on downside protection is paramount and the most powerful determinant of performance across all market environments. Performing Credit seeks to identify fundamentally sound investments in companies with low leverage, sustainable competitive advantage, high free cash flow and strong management teams, all of which the Fund believes provide incremental downside protection. Furthermore, the Performing Credit pillar prudently applies low-cost
leverage, typically ranging between 0.5x to 1.5x under normal conditions, to mute downside participation and produce attractive upside capture as well as macro hedges to mitigate tail-risk and generate stability in the event of adverse market volatility.
Dislocated Credit
. The dislocated credit pillar (“Dislocated Credit”) seeks to use contingent capital to pursue dislocated credit opportunities within the whitespace that exists between traditional passive and distressed-for-control
investment mandates. With the growth of passive investing and daily liquid credit funds, the Fund has observed heightened fragility within the credit markets wherein vehicles, such ETFs and open-ended mutual funds, are characterized by asset/liability mismatches which create vacuums of illiquidity during periods of market stress. During such periods, the Fund sees high-quality, fundamentally sound assets across the credit spectrum sell-off
due to technical and/or
non-fundamental
reasons, frequently from indiscriminate sellers who forgo optimal pricing to offload risk quickly and bolster liquidity. Often, these stressed, but performing credits do not meet return targets for distressed mandates, allowing the
Sub-Adviser
to be a provider of liquidity when passive investors come to market. Dislocated Credit will seek to scale deployment during periods of material spread widening given capital deployment during periods of volatility has historically resulted in attractive
risk-adjusted
returns.
The Dislocated Credit pillar relies on intense active management to facilitate agility during short-term and often unpredictable bouts of market dislocation. Significant trading activity across the
Sub-Adviser’s
platform affords differentiated access during periods of market forced selling. In the Fund’s view, effectively capitalizing on these short windows of volatility requires the specialized asset expertise and sector specialization of the Fund’s deep bench of investment professionals. The Fund’s investment approach focuses on prudent credit selection, emphasizing highly defensible, top of the capital structure investments with strong cash flows, significant asset coverage and other downside protections. Furthermore, given the adjacency of Dislocated Credit to the
Sub-Adviser’s
hedge fund research engine, the investment team maintains a target list of opportunities to purchase if/when volatility occurs enabling quick and decisive action.
Structured Credit.
The structured credit pillar (“Structured Credit”) pursues a broad mandate of structured credit products on an opportunistic basis. The Fund seeks out high-quality structured credit opportunities of various asset types, vintages, maturities, jurisdictions and capital structure priorities. In particular, the Fund looks to invest in debt and equity tranches of CLOs, CMBS, RMBS, consumer and commercial ABS, whole loans and regulatory capital relief transactions. The Fund believes structured credit products can provide investors with exposure to diversified portfolios of high-quality loans, bonds and other similar instruments at higher yields than direct investments in the underlying assets by capturing attractive complexity and illiquidity premium.
While the marketplace often misunderstands the relative value between different structured credit securities given the complexity of the asset class, the Fund believes the breadth and scale of the
Sub-Adviser’s
platform, coupled with the Fund’s vast network of relationships with banks, management teams, sponsors and intermediaries, positions the Fund with differentiated access and insights to uncover value. The Fund seeks to be a setter of both price and terms and, where appropriate, to originate what we believe are attractive risk-adjusted opportunities rather than purchasing what is on offer in an environment that is increasingly pushing investors toward additional risk. Further, the Fund believes that structured credit, at its core, is a credit product and that the
Sub-Adviser’s
deep sector, asset and structural expertise enables comprehensive diligence on all prospective investments, including assessment of underlying collateral, structural features and legal documentation. The structured credit analysts, where applicable, leverage the industry work of the corporate credit team where the
Sub-Adviser
believes that
credit-by-credit
analysis provides a distinct research advantage and drives incremental downside protection.
Investment Strategies
Across these five key strategy pillars, the Fund expects to opportunistically deploy capital as appropriate investment opportunities are identified, dynamically pivoting across the five key strategy pillars in an effort to capitalize on differences in relative value between asset classes. The Fund does not plan to target an explicit allocation to each pillar. Instead, allocations will be informed by the market conditions and the risk-adjusted opportunity set available. For example, during periods of market stress, the Fund will look to scale deployment in Dislocated Credit, purchasing stressed, performing assets which sell-off
for
non-economic
reasons. During periods of relatively lower volatility, the Fund expects to find investments that are more idiosyncratic in nature and which fall within the Corporate Direct Lending, Asset-Backed Lending, Performing Credit and Structured Credit strategies.
In executing its multi-asset approach, the Fund will pursue a credit strategy focusing on high conviction credit opportunities and investment themes, including high-yield bonds, senior loans (including covenant-lite loans), structured credit, emerging markets debt, and convertibles, inclusive of publicly traded and private companies. High-conviction opportunities are investment opportunities that fall within the Fund’s investment strategy, which are identified by the
Sub-Adviser
based using its holistic,
bottom-up
proprietary research and credit analysis, including analysis of fundamental, valuation, technical and other market factors. Generally, “high conviction” refers to investments that the Fund may hold in smaller numbers and for longer periods than a fund that invests more broadly and for shorter periods, or that seeks to track an index.
The Fund will seek to invest tactically across credit strategies employed by the
Sub-Adviser
in order to capitalize on both near and longer-term relative value opportunities. The Fund intends to identify relative value opportunities by assessing an investment based on the risk reward relationship along with the interaction between a variety of differentiating factors: income, maturity, seniority, structure, collateral, liquidity, geopolitical, and other relevant factors.
The
Sub-Adviser’s
credit platform encompasses a broad array of credit strategy groups that invest in public and private corporate credit instruments across the liquidity spectrum, including high yield bonds and “structured credit.” High-yield bonds are also referred to as “below-investment grade rated securities” or “junk bonds,” as described in this prospectus. Structured credit may include CLOs, CMBS and other asset-backed securities.
The Fund intends to invest primarily in U.S. markets, but will also target European and certain other developed markets based on liquidity and other relative value considerations.
The Fund believes that by leveraging Apollo’s extensive history and expertise investing across the spectrum of credit, as well as the incumbency afforded by the broad reach of its approximately $450 billion credit platform as of June 30, 2023, the Fund is well-positioned to capitalize on a continually evolving market landscape and dynamically pivot to the most attractive risk-adjusted investment opportunities.
To the extent consistent with the applicable liquidity requirements for interval funds under Rule
23c-3
of the 1940 Act, the Fund may invest without limit in illiquid investments.
It is expected that the Fund normally will have a short average portfolio duration (i.e., within a 1
1
/
2
to
3-year
range), as calculated by the
Sub-Adviser,
although it may be shorter or longer at any time or from time to time depending on market conditions and other factors. While the Fund seeks to maintain a short average portfolio duration, there is no limit on the maturity or duration of any individual security in which the Fund may invest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The Fund’s duration strategy may entail maintaining a negative average portfolio duration from time to time, which would potentially benefit the portfolio in an environment of rising market interest rates but would generally adversely impact the portfolio in an environment of falling or neutral market interest rates.
Some of the credit instruments in which the Fund invests may be rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Credit investments rated below investment grade are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Because of the risks associated with investing in high-yield securities, an investment in the Fund should be considered speculative. Some of the credit instruments will have no credit rating at all.
The Fund will invest, under normal market conditions, at least 80% of its Managed Assets in credit related investments, including, but not limited to, fixed income securities (investment grade debt and high-yield-debt), floating rate securities (senior loans or structured credit) and other debt instruments and in derivatives (futures, forward contracts, foreign currency exchange contracts, call and put options, selling or purchasing credit default swaps, and total return swaps) and other instruments that have economic characteristics similar to such securities or investments (the “80% Policy”). The Fund may invest in investment grade and below-investment grade rated debt instruments and securities of sovereign and quasi-sovereign issuers, including debt issued by national, regional or local governments and other agencies. The Fund may invest in securities denominated in U.S. dollars or in other foreign currencies.
The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.
Investment Objective and Policies
The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets.
The Fund pursues its investment objective through a “multi-asset” approach across private and public credit markets that is centered around five key strategy pillars: (1) corporate direct lending, (2) asset-backed lending, (3) performing credit, (4) dislocated credit and (5) structured credit.

•
The corporate direct lending pillar targets large
scale
corporate
 origination
and sponsor-backed issuers utilizing Apollo’s proprietary sourcing channel, primarily focused on first lien, senior secured and unitranche loans. This may include opportunities within credit secondaries and middle market direct lending.

•
The asset-backed lending pillar is expected to enable agile deployment into origination and propriety sourcing channels across a broad mandate of asset-backed investments, with focus on investments collateralized by tangible assets.

•	The performing credit pillar primarily pursues liquid, performing senior secured corporate credit to generate total return.

•
The dislocated credit pillar seeks to use contingent capital to pursue “dislocated” credit opportunities (e.g., stressed, performing assets across the credit spectrum that sell-off
due to technical and/or
non-fundamental
reasons) in between traditional, passive investment mandates and
“distressed-for-control”
investment mandates.

•
The structured credit pillar seeks out high-quality structured credit opportunities of various asset types, vintages, maturities, jurisdictions and capital structure priorities, including debt and equity tranches of collateralized loan obligations (“CLOs”), commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), consumer and commercial asset backed securities (“ABS”), whole loans and regulatory capital relief transactions.

In executing its multi-asset approach, the Fund will pursue a credit strategy focusing on high conviction credit opportunities and investment themes, including high-yield bonds, senior loans (including covenant-lite loans), structured credit, emerging markets debt, and convertibles, inclusive of publicly traded and private companies. High-conviction opportunities are investment opportunities that fall within the Fund’s investment strategy, which are identified by the
Sub-Adviser
based using its holistic,
bottom-up
proprietary research and credit analysis, including analysis of fundamental, valuation, technical and other market factors. Generally, “high conviction” refers to investments that the Fund may hold in smaller numbers and for longer periods than a fund that invests more broadly and for shorter periods, or that seeks to track an index.
The Fund will seek to invest tactically across credit strategies employed by the
Sub-Adviser
in order to capitalize on both near and longer-term relative value opportunities. The Fund intends to identify relative value opportunities by assessing an investment based on the risk reward relationship along with the interaction between a variety of differentiating factors: income, maturity, seniority, structure, collateral, liquidity, geopolitical, and other relevant factors.
The Fund believes that by leveraging Apollo’s extensive history and expertise investing across the spectrum of credit, as well as the incumbency afforded by the broad reach of its approximately $450 billion credit platform as of June 30, 2023, the Fund is well-positioned to capitalize on a continually evolving market landscape and dynamically pivot to the most attractive risk-adjusted investment opportunities.
An affiliate of the Adviser has received an exemptive order from the SEC that permits the Fund, among other things, to co-invest
with certain other persons, including certain affiliates of the Adviser and
Sub-Adviser
and certain funds managed and controlled by the
Sub-Adviser
and its affiliates, subject to certain terms and conditions.
Pursuant to such order, the Board of Trustees (the “Board” or the “Trustees”) may establish objective criteria (“Board Criteria”) clearly defining co-investment
opportunities in which the Fund will have the opportunity to participate with one or more listed or private Apollo-managed regulated funds or business development companies, including the Fund (the “Apollo Regulated Funds”), and other private Apollo funds that target similar assets. If an investment falls within the Board Criteria, Apollo must offer an opportunity for the Apollo Regulated Funds to participate. The Apollo Regulated Funds may determine to participate or not to participate, depending on whether Apollo determines that the investment is appropriate for the Apollo Regulated Funds (e.g., based on investment strategy). The co-investment
would generally be allocated to the Fund, any other Apollo Regulated Funds, and the other Apollo funds that target similar assets pro rata based on available capital in the applicable asset class. If the
Sub-Adviser
determines that such investment is not appropriate for the Fund, the investment will not be allocated to the Fund, but the
Sub-Adviser
will be required to report such investment and the rationale for its determination for us to not participate in the investment to the Board at the next quarterly board meeting. The Board has established Board Criteria applicable to the Fund.
Investment Strategy
The Fund will invest, under normal market conditions, at least 80% of its Managed Assets in debt securities, including, but not limited to, credit-related investments such as fixed income securities (investment grade debt and high-yield-debt), floating rate securities (senior loans or structured credit) and other debt instruments and in derivatives (futures, forward contracts, foreign currency exchange contracts, call and put options, selling or purchasing credit default swaps, and total return swaps) and other instruments that have economic characteristics similar to such securities or investments (the “80% Policy”). The Fund may invest in investment grade and below-investment grade rated debt instruments and securities of sovereign and quasi-sovereign issuers, including debt issued by national, regional or local governments and other agencies. The Fund may invest in securities denominated in U.S. dollars or in other foreign currencies.
The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.
“Managed Assets” means net assets plus the amount of any borrowings and the liquidation preference of any preferred shares that may be outstanding.
The
Sub-Adviser’s
credit platform encompasses a broad array of credit strategy groups that invest in public and private corporate credit instruments across the liquidity spectrum, including high yield bonds and “structured credit.” High-yield bonds are also referred to as “below-investment grade rated securities” or “junk bonds,” as described in this prospectus. Structured credit may include CLOs, CMBS and other asset-backed securities.
The Fund intends to invest primarily in U.S. markets, but will also target European and certain other developed markets based on liquidity and other relative value considerations.
To the extent consistent with the applicable liquidity requirements for interval funds under Rule
23c-3
of the 1940 Act, the Fund may invest without limit in illiquid investments.
It is expected that the Fund normally will have a short average portfolio duration (i.e., within a 1
1
/
2
to
3-year
range), as calculated by the
Sub-Adviser,
although it may be shorter or longer at any time or from time to time depending on market conditions and other factors. While the Fund seeks to maintain a short average portfolio duration, there is no limit on the maturity or duration of any individual security in which the Fund may invest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The Fund’s duration strategy may entail maintaining a negative average portfolio duration from time to time, which would potentially benefit the portfolio in an environment of rising market interest rates but would generally adversely impact the portfolio in an environment of falling or neutral market interest rates.
Some of the credit instruments in which the Fund invests may be rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Credit investments rated below investment grade are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Because of the risks associated with investing in high-yield securities, an investment in the Fund should be considered speculative. Some of the credit instruments will have no credit rating at all.

Risk Factors [Table Text Block]
RISK FACTORS
An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds
.
This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund, you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisers before deciding whether to invest in the Fund.
Risks Related to an Investment in the Fund
Investment and Market Risk.
An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s Common Shares represents an indirect investment in the Fund’s portfolio of debt instruments, other securities, and derivative investments, and the value of these investments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Fund’s Common Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.
All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved. The Fund may utilize investment techniques, such as leverage and swaps, which can in certain circumstances increase the adverse impact to which the Fund’s investment portfolio may be subject.
Repurchase Offers Risks.
The Fund is an interval fund and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash, cash from the sale of Common Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by (i) holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and (ii) holding back (i.e., not investing) cash from the sale of Common Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect holders of Common Shares who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.
If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Common Shares as of the date the repurchase offer ends ( the “Repurchase Request Deadline”). In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will generally be a taxable event to common shareholders.
General Market Conditions Risk.
Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of the global credit markets, periods of reduced liquidity, greater volatility, general volatility of credit spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global credit market conditions have episodically adversely affected the market values of equity, fixed-income and other securities and this volatility may continue and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain, but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.
The Fund may invest in securities of publicly traded companies. Securities markets in certain countries in which the Fund may invest are fragmented, smaller, less liquid and more volatile than the securities markets of the United States and certain other developed countries. Securities markets in the countries in which the Fund may invest have, in the past, experienced substantial price volatility that could have an adverse impact on the value of the Fund’s investments that consist of securities. Periods of economic and political uncertainty may result in further volatility in the value of such investments. As a result, there may be greater volatility than the volatility that could be expected by investors in comparable securities traded in U.S. securities markets. There can be no assurance that the Fund’s investments will not be sold at prices below their acquisition costs.
Major public health issues, such as
COVID-19,
have at times, and may in the future impact the Fund. The
COVID-19
pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the
COVID-19
pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments.
COVID-19,
or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.
In early 2022, Russia commenced a military invasion of Ukraine. In response, countries worldwide, including the United States, have imposed sanctions against Russia on certain businesses and individuals, including, but not limited to, those in the banking, import and export sectors. This invasion has led to, and for an unknown period of time, may continue to lead to, disruptions in local, regional, national, and global markets and economies. The invasion of Ukraine has caused, and may continue to cause, political, social, and economic disruptions and uncertainties as well as material increases in certain commodity prices that may affect the Fund’s business operations or the business operations of portfolio companies.
Furthermore, a counterparty’s ability to meet or willingness to honor its financial obligations, including its ability to extend credit or otherwise to transact with the Fund or a portfolio company or issuer to which the Fund makes a loan or in which the Fund invests directly may be negatively impacted. Current conditions may affect how counterparties interpret their obligations (and the Fund’s obligations) pursuant to counterparty arrangements such that the applicability, or lack thereof, of force majeure or similar provisions could also come into question and ultimately could work to the detriment of the Fund. These circumstances also may hinder the
Sub-Adviser’s,
the Fund’s and/or a portfolio companies’ ability to conduct their affairs and activities as they normally would, including by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing their ability to make accurate and timely projections of financial performance.
While the
Sub-Adviser
expects that the current environment will yield attractive investment opportunities for the Fund, the investments made by the Fund are expected to be sensitive to the performance of the overall economy. General fluctuations in the market prices of securities and interest rates may affect the value of portfolio investments or increase the risks associated with an investment in the Fund. There can be no assurances that conditions in the global financial markets will not change to the detriment of the Fund’s investments and investment strategy. The continuing negative impact on economic fundamentals and consumer and business confidence would likely further increase market volatility and reduce liquidity, both of which could adversely affect the access to capital, ability to utilize leverage or overall performance of the Fund or one or more of its portfolio companies and these or similar events may affect the ability of the Fund to execute its investment strategy.
Portfolio Turnover Risk.
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to common shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See “The Fund’s Investments—Investment Policies—Portfolio Turnover” and “Tax Considerations.”
Anti-Takeover Provisions.
The Fund’s Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end
status. See “Anti-Takeover Provisions in the Declaration of Trust.”
Market Disruptions.
The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships (on which the
Sub-Adviser
bases a number of its trading positions) become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk
strategies performing with unprecedented volatility and risk.
Highly Volatile Markets.
The prices of financial instruments in which the Fund may invest can be highly volatile. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.
Credit Facilities.
In the event we default under a credit facility or other borrowings, our business could be adversely affected as we may be forced to sell a portion of our investments quickly and prematurely at what may be disadvantageous prices to us in order to meet our outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
A credit facility may be backed by all or a portion of our loans and securities on which the lenders will have a security interest. We may pledge up to 100% of our assets and may grant a security interest in all of our assets under the terms of any debt instrument we enter into with lenders. We expect that any security interests we grant will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, we expect that the custodian for our securities serving as collateral for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If we were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of our assets securing such debt, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
In addition, any security interests and/or negative covenants required by a credit facility may limit our ability to create liens on assets to secure additional debt and may make it difficult for us to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if our borrowing base under a credit facility were to decrease, we may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of our assets are secured at the time of such a borrowing base deficiency, we could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on our ability to fund future investments and to make distributions.
In addition, we may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There may also be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on our business and financial condition. This could reduce our liquidity and cash flow and impair our ability to grow our business.
Shareholders May Experience Dilution.
All distributions declared in cash payable to shareholders that are participants in our distribution reinvestment plan will generally be automatically reinvested in our Common Shares. As a result, shareholders that do not participate in our distribution reinvestment plan may experience dilution over time.
Holders of our Common Shares will not have preemptive rights to any shares we issue in the future. Our charter allows us to issue an unlimited number of Common Shares. After you purchase Common Shares in this offering, our Board may elect, without shareholder approval, to: (1) sell additional shares in future offerings; (2) issue Common Shares or interests in any of our subsidiaries in private offerings; (3) issue Common Shares upon the exercise of the options we may grant to our independent directors or future employees; or (4) subject to applicable law, issue Common Shares in payment of an outstanding obligation to pay fees for services rendered to us. To the extent we issue additional Common Shares after your purchase in this offering, your percentage ownership interest in us will be diluted. Because of these and other reasons, our shareholders may experience substantial dilution in their percentage ownership of our Common Shares or their interests in the underlying assets held by our subsidiaries.
Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses.
Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. Our Declaration of Trust provides that our Trustees will not be liable to us or our shareholders for monetary damages for breach of fiduciary duty as a trustee to the fullest extent permitted by Delaware law. Our Declaration of Trust provides for the indemnification of any person to the full extent permitted, and in the manner provided, by Delaware law. In accordance with the 1940 Act, we will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
Pursuant to our Declaration of Trust and subject to certain exceptions described therein, we will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former Trustee or officer of the Fund and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (ii) any individual who, while a Trustee or officer of the Fund and at the request of the Fund, serves or has served as a trustee, officer, partner or trustee of any corporation, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity (each such person, an “Indemnitee”), in each case to the fullest extent permitted by Delaware law. Notwithstanding the foregoing, we will not provide indemnification for any loss, liability or expense arising from or out of an alleged violation of federal or state securities laws by an Indemnitee unless (i) there has been a successful adjudication on the merits of each count involving alleged securities law violations, (ii) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction, or (iii) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee and finds that indemnification of the settlement and the related costs should be made and the court considering the request for indemnification has been advised of the position of the SEC and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.
We will not indemnify an Indemnitee against any liability or loss suffered by such Indemnitee unless (i) the Fund determines in good faith that the course of conduct that caused the loss or liability was in the best interest of the Fund, (ii) the Indemnitee was acting on behalf of or performing services for the Fund, (iii) such liability or loss was not the result of (A) negligence or misconduct, in the case that the party seeking indemnification is a Trustee (other than an independent Trustee), officer, employee, controlling person or agent of the Fund, or (B) gross negligence or willful misconduct, in the case that the party seeking indemnification is an independent Trustee, and (iv) such indemnification or agreement to hold harmless is recoverable only out of assets of the Fund and not from the shareholders.
In addition, the Declaration of Trust permits the Fund to advance reasonable expenses to an Indemnitee, and we will do so in advance of final disposition of a proceeding (a) if the proceeding relates to acts or omissions with respect to the performance of duties or services on behalf of the Fund, (b) the legal proceeding was initiated by a third party who is not a shareholder or, if by a shareholder of the Fund acting in his or her capacity as such, a court of competent jurisdiction approves such advancement and (c) upon the Fund’s receipt of (i) a written affirmation by the trustee or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the Fund and (ii) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the Fund, together with the applicable legal rate of interest thereon, if it is ultimately determined that the standard of conduct was not met.
Operational Risk.
The Fund depends on the
Sub-Adviser
to develop the appropriate systems and procedures to control operational risk. Operational risks arising from mistakes made in the confirmation or settlement of transactions, from transactions not being properly booked, evaluated or accounted for or other similar disruption in the Fund’s operations, can cause the Fund to suffer financial loss, the disruption of its business, liability to clients or third parties, regulatory intervention or reputational damage. The Fund’s business is highly dependent on its ability to process, on a daily basis, a large number of transactions across numerous and diverse markets. Consequently, the Fund relies heavily on its financial, accounting and other data processing systems. The ability of its systems to accommodate an increasing volume of transactions could also constrain the Fund’s abilities to properly manage its portfolios. Shareholders are generally not notified of the occurrence of an error or the resolution of any error. Generally, the
Sub-Adviser
and its affiliates will not be held accountable for such errors, and the Fund may bear losses resulting from such errors.
Minimal Capitalization Risk.
There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. An inability to raise sufficient capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. Further, if the Fund is unable to raise sufficient capital, shareholders may bear higher expenses due to a lack of economies of scale.
Allocation Risk.
The ability of the Fund to achieve its investment objective depends, in part, on the ability of the
Sub-Adviser
to allocate effectively the Fund’s assets among the various asset types in which the Fund invests and, with respect to each such asset class, among debt securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.
Issuer Risk.
The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk.
The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The
Sub-Adviser’s
judgments about the attractiveness, value and potential appreciation of a particular sector and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.
Correlation Risk.
The Fund seeks to produce returns that are less correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.
Distribution Policy Risk.
The Fund’s distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (
i.e.
from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.
Risks Related to the Fund’s Investments
Loans Risk.
Under normal market conditions, the Fund will invest in loans. The loans that the Fund may invest in include loans that are first lien, second lien, third lien or that are unsecured. In addition, the loans the Fund will invest in will usually be rated below investment grade or may also be unrated. Loans are subject to a number of risks described elsewhere in this Prospectus, including credit risk, liquidity risk, below investment grade instruments risk and management risk.
Although certain loans in which the Fund may invest will be secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal. In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. In the event of a decline in the value of the already pledged collateral, if the terms of a loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loans. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the borrower. Those loans that are under-collateralized involve a greater risk of loss.
In general, the secondary trading market for loans is not fully-developed. No active trading market may exist for certain loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell certain loans quickly or at a fair price. To the extent that a secondary market does exist for certain loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of loans.
If legislation of state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default.
If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the
Sub-Adviser,
do not represent fair value. If the Fund attempts to sell a loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the loan may be adversely affected.
The Fund may acquire loans through assignments or participations. The Fund will typically acquire loans through assignment. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.
A participation typically results in a contractual relationship only with the institution selling the participation interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. Certain participation agreements also include the option to convert the participation to a full assignment under agreed upon circumstances. The
Sub-Adviser
has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a loan through a participation.
In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the borrower or the quality of the loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the loan than the Fund expected when initially purchasing the participation.
The Fund also may originate loans or acquire loans by participating in the initial issuance of the loan as part of a syndicate of banks and financial institutions, or receive its interest in a loan directly from the borrower, if the borrower has annual revenues in excess of $2.5 billion at the time of origination or acquisition.
The
Sub-Adviser
has established a counterparty and liquidity
sub-committee
that regularly reviews each broker-dealer counterparty for, among other things, its quality and the quality of its execution. The established procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the counterparty and liquidity sub-committee
of the
Sub-Adviser.
The factors considered by the
sub-committee
when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets.

Investments in Bank Loans and Participations
. The investment portfolio of the Fund may include bank loans and participations. The special risks associated with investing in these obligations include: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) environmental liabilities that may arise with respect to collateral securing the obligations; (iii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality; (iv) limitations on the ability of the Fund or the
Sub-Adviser
to directly enforce any of their respective rights with respect to participations; and (v) generation of income that is subject to U.S. federal income taxation as income effectively connected with a U.S. trade or business. The
Sub-Adviser
will attempt to balance the magnitude of these risks against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund.
Bank loans do not presently have the liquidity of conventional debt securities and are often subject to restrictions on resale. Due to the illiquidity of bank loans, the Fund may not be able to dispose of its investments in bank loans in a timely fashion and at a fair price, which could adversely affect the performance of the Fund. With respect to bank loans acquired as participations by the Fund, because the holder of a participation generally has no contractual relationship with a borrower, the Fund will have to rely upon a third party to pursue appropriate remedies against a borrower in the event of a default. As a result, the Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights directly against a borrower or through the agent.
Furthermore, a borrower of a bank loan, in some cases, may prepay the bank loan. Prepayments could adversely affect the Fund’s interest income to the extent that the Fund is unable to reinvest promptly payments in bank loans or otherwise or if such prepayments were made during a period of declining interest rates.
Senior Loans Risk.
Senior secured loans are usually rated below investment-grade or may also be unrated. As a result, the risks associated with senior secured loans are similar to the risks of below investment-grade fixed income instruments, although senior secured loans are senior and secured in contrast to other below investment-grade fixed income instruments, which are often subordinated or unsecured. Investment in senior secured loans rated below investment-grade is considered speculative because of the credit risk of their issuers. There may be less readily available and reliable information about most senior secured loans than is the case for many other types of securities. As a result, the
Sub-Adviser
will rely primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. Therefore, the Fund will be particularly dependent on the analytical abilities of the
Sub-Adviser.
In general, the secondary trading market for senior secured loans is not well developed. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell senior secured loans quickly or at a fair price. To the extent that a secondary market does exist for certain senior secured loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Subordinated Loans or Securities. Certain of the Fund’s investments may consist of loans or securities, or interests in pools of securities that are subordinated or may be subordinated in right of payment and ranked junior to other securities issued by, or loans made to obligors. If an obligor experiences financial difficulty, holders of its more senior securities will be entitled to payments in priority to the Fund. Some of the Fund’s asset-backed investments may also have structural features that divert payments of interest and/or principal to more senior classes of loans or securities backed by the same assets when loss rates or delinquency exceeds certain levels. This may interrupt the income the Fund receives from its investments, which may lead to the Fund having less income to distribute to investors.
In addition, many of the obligors are highly leveraged and many of the Fund’s investments will be in securities which are unrated or rated below investment-grade. Such investments are subject to additional risks, including an increased risk of default during periods of economic downturn, the possibility that the obligor may not be able to meet its debt payments and limited secondary market support, among other risks.
Loans to Private Companies. Loans to private and middle-market companies involves risks that may not exist in the case of large, more established and/or publicly traded companies, including, without limitation:

•
these companies may have limited financial resources and limited access to additional financing, which may increase the risk of their defaulting on their obligations, leaving creditors, such as the Fund, dependent on any guarantees or collateral that they may have obtained;

•
these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which render such companies more vulnerable to competition and market conditions, as well as general economic downturns;

•	there will not be as much information publicly available about these companies as would be available for public companies and such information may not be of the same quality;

•
these companies are more likely to depend on the management talents and efforts of a small group of persons; as a result, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on these companies’ ability to meet their obligations;

•
these companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance their expansion or maintain their competitive position; and

•	these companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Below Investment Grade, or High-Yield, Instruments Risk.
The Fund anticipates that it may invest substantially all of its assets in instruments that are rated below investment grade. Below investment grade instruments are commonly referred to as “junk” or high-yield instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns, which could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.
Lower grade instruments, though higher yielding, are characterized by higher risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated instruments. The retail secondary market for lower grade instruments may be less liquid than that for higher rated instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s net asset value. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in Common Shares of the Fund, both in the short-term and the long-term.
Valuation Risk.
Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for most of the Fund’s investments to trade. The Fund’s investments generally trade on an
“over-the-counter”
market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.
Liquidity Risk.
To the extent consistent with the applicable liquidity requirements for interval funds under Rule
23c-3
of the 1940 Act, the Fund may invest in securities that, at the time of investment, are illiquid (determined using the SEC’s standard applicable to registered investment companies, i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). However, securities that cannot be disposed of within seven days due solely to applicable laws or the
Sub-Adviser’s
compliance policies and procedures will not be subject to the limitations set forth above. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The
Sub-Adviser’s
judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.

Some loans and other instruments are not readily marketable and may be subject to restrictions on resale. Loans and other instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the loans and other instruments in which the Fund will invest. Where a secondary market exists, the market for some loans and other instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund has no limitation on the amount of its assets which may be invested in instruments that are not readily marketable or are subject to restrictions on resale.
Failure of Financial Institutions and Sustained Financial Market Illiquidity.
The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which we and/or our portfolio companies have a commercial relationship could adversely affect, among other things, our and/or our portfolio companies’ ability to pursue key strategic initiatives, including by affecting our ability to borrow from financial institutions on favorable terms. Our direct origination platform generally focuses on mature companies backed by well-funded large sponsors (e.g., private equity firms), typically with significant equity capital invested. In the event a portfolio company, or potential portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, such portfolio company may experience delays or other issues in meeting certain obligations or consummating transactions.
Additionally, if a portfolio company’s sponsor has a commercial relationship with a bank that has failed or is otherwise distressed, the portfolio company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such bank failure(s) could affect, in certain circumstances, the ability of both affiliated and unaffiliated co-lenders,
including syndicate banks or other fund vehicles, to undertake and/or execute co-investment
transactions with us, which in turn may result in fewer
co-investment
opportunities being made available to us or impact our ability to provide additional follow-on
support to portfolio companies. Our and our portfolio companies’ ability to spread banking relationships among multiple institutions may be limited by certain contractual arrangements, including liens placed on their respective assets as a result of a bank agreeing to provide financing.
Temporary Defensive Strategies.
From time to time, the Fund may temporarily depart from its principal investment strategies as a defensive measure when the
Sub-Adviser
anticipates unusual market or other conditions. When a temporary defensive posture is believed by the
Sub-Adviser
to be warranted (“temporary defensive periods”), the Fund may without limitation hold cash or invest its Managed Assets in money market instruments and repurchase agreements in respect of those instruments. The money market instruments in which the Fund may invest are obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated
A-1
or higher by S&P or
Prime-1
by Moody’s; and certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, the Fund may also invest to the extent permitted by applicable law in shares of money market mutual funds. Money market mutual funds are investment companies and the investments in those companies by the Fund are in some cases subject to applicable law. To the extent that the Fund invests defensively, it may not achieve its investment objective.
Credit Risk.
Credit risk is the risk that one or more loans in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status. While a senior position in the capital structure of a borrower or issuer may provide some protection with respect to the Fund’s investments in certain loans, losses may still occur because the market value of loans is affected by the creditworthiness of borrowers or issuers and by general economic and specific industry conditions and the Fund’s other investments will often be subordinate to other debt in the issuer’s capital structure. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which invests in investment grade securities. The prices of lower grade instruments are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade instruments. Instruments of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default. In addition, the Fund may enter into credit derivatives which may expose it to additional risk in the event that the instruments underlying the derivatives default.
Interest Rate Risk.
The fixed-income instruments that the Fund may invest in are subject to the risk that market values of such securities will decline as interest rates increase. These changes in interest rates have a more pronounced effect on securities with longer durations. Typically, the impact of changes in interest rates on the market value of an instrument will be more pronounced for fixed-rate instruments, such as most corporate bonds, than it will for floating rate instruments. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV. After a period of historically low interest rates, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates. It cannot be predicted with certainty when, or how, these policies will change, but actions by the Federal Reserve and other central bankers may have a significant effect on interest rates and on the U.S. and world economies generally. Market volatility, rising interest rates, uncertainty around interest rates and/or unfavorable economic conditions could adversely affect our business.
Transition from LIBOR Risk.
Although the London Interbank Offered Rate (“LIBOR”) is no longer published as of June 30, 2023, certain securities and financial instruments that the Fund may hold may still include a LIBOR reference rate. The elimination of LIBOR and transition to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect Fund performance and/or NAV. Uncertainty and risk still remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may still lead to increased volatility and illiquidity in markets that have historically been tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting Fund performance. Furthermore, the risks associated with the discontinuation of LIBOR and transition to alternative rates may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The ultimate impact of the discontinuance of LIBOR on the Fund remains uncertain and may result in losses to the Fund.
The Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate (referred to as “SOFR”), which is their preferred alternative rate for U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have already begun publication. Markets are in the process of developing in response to these new rates. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and SOFR, there has been no global consensus as to an alternative rate and the process for amending existing contracts or instruments to transition away from LIBOR remains incomplete.
Structured Products Risk.
The Fund may invest up to 30% of its Managed Assets in structured products, including CLOs, floating rate mortgage-backed securities and credit linked notes. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.
Investments in structured notes involve risks, including credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note. See “Risk Factors – Risks Related to the Fund’s Investments.”
Covenant-Lite Loans Risk.
Covenant-lite loans contain fewer maintenance covenants than other types of loans, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.

CDO Securities.
Collateralized debt obligation securities generally are limited-recourse obligations of the issuer thereof payable solely from the underlying securities of such issuer or proceeds thereof. Consequently, holders of CDO securities must rely solely on distributions on the underlying securities or proceeds thereof for payment in respect thereof. If distributions on the underlying securities are insufficient to make payments on the CDO securities, no other assets will be available for payment of the deficiency and following realization of the underlying assets, the obligations of such issuer to pay such deficiency will be extinguished. Such underlying securities may consist of high-yield debt securities, loans, structured finance securities and other debt instruments, generally rated below investment-grade (or of equivalent credit quality) except for structured finance securities. High-yield debt securities are generally unsecured (and loans may be unsecured) and may be subordinated to certain other obligations of the issuer thereof. The lower rating of high-yield debt securities and below investment-grade loans reflects a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the issuer to make payments of principal or interest. Such investments may be speculative.
Issuers of CDO securities may acquire interests in loans and other debt obligations by way of sale, assignment or participation. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution.
The underlying securities of an issuer of CDO securities may bear interest at a fixed rate while the CDO securities issued by such issuer may bear interest at a floating rate (or the reverse may be true). As a result, there could be a floating/fixed rate or basis mismatch between such CDO securities and underlying securities. In addition, there may be a timing mismatch between the CDO securities and underlying securities that bear interest at a floating rate, as the interest rate on such floating rate underlying securities may adjust more frequently or less frequently, on different dates and based on different indices, than the interest rates on the CDO securities. As a result of such mismatches, an increase or decrease in the level of the floating rate indices could adversely impact the ability of the issuers thereof to make payments on the CDO securities.
There is no established, liquid secondary market for many of the CDO securities that the Fund may purchase, and the lack of such an established, liquid secondary market may have an adverse effect on the market value of such CDO securities and the Fund’s ability to dispose of them. Such illiquidity may adversely affect the price and timing of the Fund’s liquidation of CDO securities, including the liquidation of CDO securities following the occurrence of an event of default under the indenture or in connection with a redemption of the notes.
CLO Risk.
In addition to the general risks associated with debt securities and structured products discussed herein, CLOs carry additional risks, including, but not limited to (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof, (iv) the potential of spread compression in the underlying loans of the CLO, which could reduce credit enhancement in the CLOs and (v) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
CLO junior debt securities that the Fund may acquire are subordinated to more senior tranches of CLO debt. CLO junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same securities. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the liabilities of a CLO at inception exceed its total assets. Though not exclusively, the Fund will typically be in a first loss or subordinated position with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize phantom taxable income from its investments in the subordinated tranches of CLOs.
Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.
The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to senior secured loan defaults, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem any senior notes or to purchase additional senior secured loans, until the ratios again exceed the minimum required levels or any senior notes are repaid in full.
Privacy and Data Security Laws.
Many jurisdictions in which the Fund and its portfolio companies operate have laws and regulations relating to data privacy, cyber security and protection of personal information, including the GDPR in the EU that went into effect in May 2018 and the CCPA that took effect in January 2020 and provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the
Sub-Adviser
fail to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.
Leverage Risk.
Under current market conditions, the Fund generally intends to utilize leverage in an amount up to 33 1/3% of the Fund’s Managed Assets principally through borrowings. In the future, the Fund may elect to utilize leverage in an amount up to 50% of the Fund’s total assets through the issuance of preferred shares. Leverage may result in greater volatility of the net asset value and distributions on the Common Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from borrowings or the issuance of preferred shares, if any, are borne entirely by common shareholders. Common Share income may fall if the interest rate on borrowings or the dividend rate on preferred shares rises, and may fluctuate as the interest rate on borrowings or the dividend rate on preferred shares varies. In addition, the Fund’s use of leverage will result in increased operating costs. Thus, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to common shareholders will be reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to common shareholders than if the Fund were not so leveraged. In addition, the costs associated with the Fund’s incursion and maintenance of leverage could increase over time. There can be no assurance that the Fund’s leveraging strategy will be successful.
Any decline in the net asset value of the Fund will be borne entirely by common shareholders. Therefore, if the market value of the Fund’s portfolio declines, the Fund’s use of leverage will result in a greater decrease in net asset value to common shareholders than if the Fund were not leveraged.
Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral.
Derivatives Risk.
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, credit risk, leveraging risk, counterparty risk, tax risk, and management risk, as well as risks arising from changes in applicable requirements. They also involve the risk of mispricing, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by common shareholders.
The Fund relies on certain exemptions in Rule
18f-4
to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule
18f-4,
“derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule
18f-4(d)(1)(ii),
reverse repurchase agreements and similar financing transactions. The Fund will rely on a separate exemption in Rule
18f-
4(e) when entering into unfunded commitment agreements, which includes any commitment to make a loan to a company, including term loans, delayed draw term loans, and revolvers, or to invest equity in a company. To rely on the unfunded commitment agreements exemption, the Fund must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash the equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. The Fund will rely on the exemption in Rule
18f-4(f)
when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced
commitments, and dollar rolls) and
non-standard
settlement cycle securities, if certain conditions are met.
The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule
18f-4.
To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule
18f-4).
Unless the Fund qualifies as a “limited derivatives user” as defined in Rule
18f-4,
the rule would, among other things, require the Fund to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk
based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.
Counterparty Risk.
The Fund is subject to credit risk with respect to the counterparties to its derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or our hedge counterparty in the case of OTC instruments) purchased by the Fund. Counterparty risk is the risk that the other party in a derivative transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to their derivative transactions will affect the value of those instruments. By entering into derivatives, the Fund assumes the risks that theses counterparties could experience financial or other hardships that could call into question their continued ability to perform their obligations. In the case of a default by the counterparty, the Fund could become subject to adverse market movements while replacement transactions are executed. The ability of the Fund to transact business with any one or number of counterparties, the possible lack of a meaningful and independent evaluation of such counterparties’ financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. Furthermore, concentration of derivatives in any particular counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty.
The
Sub-Adviser
evaluates and monitors the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial or other difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy or other analogous proceedings. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value upon the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying assets. The Fund may obtain only a limited recovery or may obtain no recovery at all in such circumstances.
Certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more categories may be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations (including, but not limited to, financial obligations and legal obligations to segregate margins collected by the clearing house) to the Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter
derivatives may be further complicated by recently enacted U.S. financial reform legislation. See “Derivatives Legislation and Regulatory Risk” below.
Legislation and Regulatory Risk.
The enforceability of agreements governing hedging transactions may depend on compliance with applicable statutory and other regulatory requirements and, depending on the identity of the counterparty, applicable international requirements. New or amended regulations may be imposed by the CFTC, the SEC, the Federal Reserve, the EU or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

In addition, the securities and futures markets are subject to comprehensive statutes and regulations. For instance, the Dodd–Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) could have an adverse effect on the Fund’s ability to use derivative instruments. The Dodd-Frank Act is designed to impose stringent regulation on the over-the-counter
derivatives market in an attempt to increase transparency and accountability and provides for, among other things, new clearing, execution, margin, reporting, recordkeeping, business conduct, documentation, disclosure, position limit, minimum net capital and registration requirements. Although the CFTC has released final rules relating to clearing, execution, reporting, risk management, compliance, position limit, anti-fraud, consumer protection, portfolio reconciliation, documentation, recordkeeping, business conduct, margin requirements and registration requirements under the Dodd-Frank Act, many of the provisions are subject to further final rulemaking and clarifications, and thus the Dodd-Frank Act’s ultimate impact remains unclear.
In addition to U.S. laws and regulations, certain
non-U.S.
regulatory authorities, such as those in the EU, Australia, Japan and Hong Kong, have passed or proposed, or may propose in the future, legislation similar to that imposed by the Dodd-Frank Act. For example, the EU regulations on derivatives will impose position limits on commodity transactions, and the European Market Infrastructure Regulation (“EMIR”) already requires reporting of derivatives and various risk mitigation techniques to be applied to derivatives entered into by parties that are subject to the jurisdiction of EMIR. Certain entities, including private funds, may be required to clear certain derivatives and may become subject to initial and variation margin requirements with respect to their non-cleared
derivatives, under the recently implemented “EMIR Refit” regulations. These EU regulatory changes may impact the Fund and a broad range of counterparties, both outside and within the EU, and are expected to potentially increase the cost of transacting derivatives for the Fund (particularly with banks and other dealers directly subject to such regulations).
Commodities Regulation.
CFTC Rule 4.5 permits investment advisers to registered investment companies to claim an exclusion from the definition of “commodity pool operator” under the CEA with respect to a fund, provided certain requirements are met. In order to permit the Adviser to claim this exclusion with respect to the Fund, the Fund limits its transactions in certain futures, options on futures and swaps deemed “commodity interests” under CFTC rules (excluding transactions entered into for “bona fide hedging purposes,” as defined under CFTC regulations) such that either: (i) the aggregate initial margin and premiums required to establish such futures, options on futures and swaps do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions; or (ii) the aggregate net notional value of such futures, options on futures and swaps does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions. In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets. Accordingly, the Fund is not subject to regulation under the CEA or otherwise regulated by the CFTC. If the Adviser was unable to claim the exclusion with respect to the Fund, the Adviser would become subject to registration and regulation as a commodity pool operator, which would subject the Adviser and the Fund to additional registration and regulatory requirements and increased operating expenses.
Swap Risk.
The Fund may also invest in credit default swaps, total return swaps and interest rate swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs. When buying protection under a swap, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. However, when selling protection under a swap, the risk of loss is often the notional value of the underlying asset, which can result in a loss substantially greater than the amount invested in the swap itself. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity. If the
Sub-Adviser
is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.
In a total return swap, the Fund pays the counterparty a periodic payments based on a fixed or variable interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap. The Fund would typically have to post collateral to cover this potential obligation.
Credit Derivatives Risk.
The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. Credit derivatives are transactions between two parties which are designed to isolate and transfer the credit risk associated with a third party (the “reference entity”). Credit derivative transactions in their most common form consist of credit default swap transactions under which one party (the “credit protection buyer”) agrees to make one or more payments in exchange for the other party’s (the “credit protection seller”) obligation to assume the risk of loss if an agreed-upon “credit event” occurs with respect to the reference entity. Credit events are specified in the contract and are intended to identify the occurrence of a significant deterioration in the creditworthiness of the reference entity (e.g., a default on a material portion of its outstanding obligations or a bankruptcy or, in some cases, a restructuring of its debt).
If the
Sub-Adviser
is incorrect in its forecasts of default risks, liquidity risk, counterparty risk, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the
Sub-Adviser
is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being protected. The Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund sells protection under a credit default swap, it would collect periodic fees from the buyer and would profit if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the Fund would be required to pay an agreed-upon amount to the buyer (which may be the entire notional amount of the swap) if the reference entity defaults on the reference security. Credit default swap agreements involve greater risks than if the Fund invested in the reference obligation directly.
Credit derivatives may be used to create an exposure to the underlying asset or reference entity, to reduce existing exposure or to create a profit through trading differences in their buying and selling prices. The Fund or its issuers may enter into credit derivatives transactions as protection buyer or seller. Where the Fund is a credit protection buyer, the Fund will only receive a payment if a credit event occurs. Where the Fund is a credit protection seller, it will have a contractual relationship only with the credit protection buyer, and not with the reference entity unless a termination (in whole or in part) of the contract prior to such contract’s scheduled maturity date (in the event of a credit event) occurs with respect to any such reference entity, physical settlement applies and the credit protection seller delivers an asset referenced by the credit default swap (a “reference asset”) to the Fund.
Prepayment Risk.
During periods of declining interest rates, borrowers or issuers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade instruments frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (“call protection”). An issuer may redeem a below investment grade instrument if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Loans typically do not have call protection. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.
The frequency at which prepayments (including voluntary prepayments by obligors and accelerations due to defaults) occur on debt instruments will be affected by a variety of factors including the prevailing level of interest rates and spreads, as well as economic, demographic, tax, social, legal and other factors. Generally, obligors tend to prepay their fixed-rate obligations when prevailing interest rates fall below the coupon rates on their obligations. Similarly, floating rate issuers and borrowers tend to prepay their obligations when spreads narrow.
In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments. Since many fixed-rate obligations will be premium instruments when interest rates and/or spreads are low, such debt instruments and asset-backed instruments may be adversely affected by changes in prepayments in any interest rate environment.
The adverse effects of prepayments may impact the Fund’s portfolio in two ways. First, particular investments may experience outright losses, as in the case of an interest-only instrument in an environment of faster actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the
Sub-Adviser
may have constructed for these investments, resulting in a loss to the Fund’s overall portfolio. In particular, prepayments (at par) may limit the potential upside of many instruments to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss.
Inflation/Deflation Risk.
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions on the Common Shares can decline.
In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.
Due to global supply chain disruptions, a rise in energy prices, strong consumer demand as economies continue to reopen and other factors, inflation has accelerated in the U.S. and globally. Recent inflationary pressures have increased the costs of labor, energy and raw materials and have adversely affected consumer spending, economic growth and portfolio companies’ operations. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on their loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in a portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future realized or unrealized losses and therefore reduce our net assets resulting from operations.
Additionally, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates in an effort to combat inflation. As such, inflation may continue in the near to medium-term, particularly in the U.S., with the possibility that monetary policy may tighten in response.
Non-U.S.
Instruments Risk.
The Fund may invest in
non-U.S.
Instruments.
Non-U.S.
investments involve certain risks not typically associated with investing in the United States, including risks relating to: (i) currency exchange matters , such as fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which the Fund’s
non-U.S.
investments may be denominated and costs associated with the conversion of investment principal and income from one currency into another; (ii) the imposition or modification of foreign exchange controls; (iii) the unpredictability of international trade patterns; (iv) differences between U.S. and
non-U.S.
markets, including potential price volatility in, and relative illiquidity of, some
non-U.S.
markets; (v) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation across some countries; (vi) certain economic, social and political risks, including restrictions on
non-U.S.
investment and repatriation of capital, the risks of economic, social and political instability (including the risk of war, terrorism, social unrest or conflicts) and the possibility of nationalization, confiscatory taxation or expropriation of assets; (vii) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such
non-U.S.
investments and the possible imposition of withholding taxes or branch taxes on earnings of the Fund from investments in such jurisdictions; (viii) different bankruptcy laws and customs; (ix) high transaction costs and difficulty in enforcing contractual obligations; and (x) less developed corporate laws and limited information regarding, among other things, fiduciary duties and the protection of investors. Generally, there is less readily available and reliable information about
non-U.S.
issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because
non-U.S.
Instruments may trade on days when the Fund’s Common Shares are not priced, the Fund’s NAV may change at times when Common Shares cannot be sold.
Foreign Currency Risk.
Because the Fund may invest its Managed Assets in securities or other instruments denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of instruments held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of instruments denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The
Sub-Adviser
may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. See “Risks—Swap Risk” The Fund may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.
UK Exit from the EU.
The UK formally left the EU on January 31, 2020 (commonly known as “Brexit”), subject to a transition period that ended on December 31, 2020. Following the transition period, the UK and the EU entered into a trade and cooperation agreement to govern the future relationship between the parties, which was provisionally applied as of January 1, 2021 and entered into force on May 1, 2021 following ratification by the EU.
Since Brexit, global financial markets have experienced significant volatility due to the uncertainty around Brexit. There will likely continue to be considerable uncertainty as to the longer-term economic, legal, political and social framework to be put in place between the UK and the EU, in particular as to the arrangements which will apply to its relationships with the EU and with other countries. This process and/or the uncertainty associated with it may adversely affect the return on investments economically tied to the UK (and consequently the Fund). This may be due to, among other things: (i) increased uncertainty and volatility in UK, EU and other financial markets; (ii) fluctuations in asset values; (iii) fluctuations in exchange rates; (iv) increased illiquidity of investments located, listed or traded within the UK, the EU or elsewhere; (v) changes in the willingness or ability of financial and other counterparties to enter into transactions, or the price at which and terms on which they are prepared to transact; and/or (vi) changes in legal and regulatory regimes to which the Fund’s investments are or become subject.
Repurchase Agreements Risk.
Subject to its investment objective and policies, the Fund may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.
Reverse Repurchase Agreements Risk.
The Fund’s use of reverse repurchase agreements involves many of the same risks involved in the Fund’s use of leverage, as the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements transactions, the Fund’s NAV will decline, and, in some cases, the Fund may be worse off than if it had not used such instruments.
Cyber-Security Risk and Identity Theft Risks.
Cyber security incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The
Sub-Adviser’s
information and technology systems may be vulnerable to damage or interruption from computer viruses and other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals or service providers, power, communications or other service outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. If unauthorized parties gain access to such information and technology systems, they may be able to steal, publish, delete or modify private and sensitive information. Although the
Sub-Adviser
has implemented various measures to manage risks relating to these types of events, such systems could be inadequate and, if compromised, could become inoperable for extended periods of time, cease to function properly or fail to adequately secure private information. Breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified even with sophisticated prevention and detection systems, potentially resulting in further harm and preventing it from being addressed appropriately. The
Sub-Adviser
and/or the Fund may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the
Sub-Adviser’s,
and/or the Fund’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to shareholders and the intellectual property and trade secrets of the
Sub-Adviser.
Such a failure could harm the
Sub-Adviser’s
and/or the Fund’s reputation, subject any such entity and their respective affiliates to legal claims and adverse publicity and otherwise affect their business and financial performance. Shareholders could also be exposed to losses resulting from unauthorized use of their personal information. Similar types of cybersecurity risks also are present for issuers of securities in which the Fund invests, which could affect their business and financial performance, resulting in material adverse consequences for such issuers and causing the Fund’s investment in such securities to lose value.
The occurrence of an extreme event may result in (and, in the case of
COVID-19,
has resulted in) the closure of offices, the implementation of global or regional work-from-home policies, and/or travel disruptions or restrictions. Any such actions may increase the
Sub-Adviser’s
and its portfolio companies’ and their respective affiliates’ and service providers’ dependency on technology systems such as those described above; result in the rapid deployment of new and potentially less familiar technology or operations systems; or lead to the utilization of existing systems in a significantly increased scope or unanticipated manner. If a significant number of the
Sub-Adviser’s
personnel were to be unavailable in the event of a disaster or other event, the
Sub-Adviser’s
ability to effectively conduct the Fund’s business could be severely compromised. All of the above could increase the risk of cybersecurity or business continuity related losses, all of which could have a material effect on the Fund.
Additional Capital.
The Fund’s portfolio companies may require additional financing to satisfy their working capital requirements, capital expenditure and acquisition and financing strategies. The amount of additional financing needed will depend upon the maturity and objectives of the particular portfolio company. If the funds provided are not sufficient, such portfolio company may have to raise additional capital at a price unfavorable to existing investors, including the Fund. In addition, the Fund may make additional debt and equity investments or exercise warrants, options or convert convertible securities that were acquired in the initial investment in such portfolio company in order to, among other things, preserve the Fund’s proportionate ownership when a subsequent financing is planned, or to protect or enhance the Fund’s investment when such portfolio company’s performance does not meet expectations. The availability of capital is generally a function of capital market conditions that are beyond the control of the Fund or any portfolio company. There can also be no assurance that the portfolio companies will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from the Fund or any other financing source. For instance, the Fund may be called upon to provide follow-on
funding for its investments or have the opportunity to increase its investment in such a portfolio company. There can be no assurance that the Fund will make follow-on
investments or that it will have sufficient funds or the ability to do so. Any decision by the Fund not to make a follow-on
investment or its inability to make such an investment may, in either case, have a substantial negative impact on a portfolio company in need of such an investment or may diminish the Fund’s ability to influence the portfolio company’s future development. The
Sub-Adviser
will, in its sole discretion, determine whether an investment constitutes an additional investment.
Uncertain Exit Strategies.
Due to the illiquid nature of many of the investments which the Fund expects to make, the
Sub-Adviser
is unable to predict with confidence what, if any, exit strategies will ultimately be available for any given core position. Exit strategies which appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized due to economic, legal, political or other factors. The larger the transaction in which the Fund is participating, the more uncertain the Fund’s exit strategy tends to become.
Investment and Trading Risk.
All investments in securities risk the loss of capital. The
Sub-Adviser
believes that the Fund’s investment program and research techniques moderate this risk through a careful selection of securities and other financial instruments. No guarantee or representation is made that the Fund’s program will be successful. The Fund’s investment program may utilize such investment techniques as leverage, margin transactions, short sales, swaps, options on securities and forward contracts, which practices may, in certain circumstances, increase the adverse impact to which the Fund may be subject. The Fund will invest in bonds or other fixed income instruments, including public and private non-investment-grade
bonds, secured loans, second lien debt, convertible securities, options, swaps, collateralized loan obligations and other similar securities. Such instruments may face ongoing uncertainties and exposure to adverse business, financial or economic conditions that could lead to the portfolio company’s inability to meet timely interest and principal payments. The market prices of such instruments are also subject to abrupt and erratic market movements and changes in liquidity and above-average price volatility, and the spread between the bid and asked prices of such instruments may be greater than those prevailing in other securities markets.
Hedging Policies/Risks.
In connection with certain investments, the Fund may employ hedging in support of financing techniques or that is designed to reduce the risks of adverse movements in interest rates, securities prices, commodities prices and currency exchange rates, as well as other risks, and portfolio companies themselves may also utilize hedging techniques. While such transactions may reduce certain risks, such transactions themselves may entail certain other risks, including counterparty default, convergence and other related risks. Thus, while the Fund may benefit from the use of these hedging mechanisms, unanticipated changes in interest rates, securities prices, commodities prices or currency exchange rates or other events related to hedging activities may result in a poorer overall performance for the Fund than if it or its portfolio companies had not entered into such hedging transactions.
Investments in Equity Securities Generally.
The Fund may hold investments in equity securities and equity security-related derivatives. Investments in equity securities of small or medium-sized
market capitalization companies will have more limited marketability than the securities of larger companies. In addition, securities of smaller companies may have greater price volatility. For example, investment in equity securities may arise in connection with the Fund’s debt investment opportunities and may be accompanied by “equity-kickers” or warrants, as well as in the form of equity investments in platform investments, to the extent that any such platform investment is allocated to Apollo Clients (such as the Fund) and not Apollo in accordance with Apollo’s policies and procedures. The Fund may choose to short the equity of an issuer when another technique is not available, most notably a bond or some other derivative. In addition, the Fund may be forced to accept equity in certain circumstances. The value of these financial instruments generally will vary with the performance of the issuer and movements in the equity markets. As a result, the Fund may suffer losses if it invests in equity instruments of issuers whose performance diverges from the
Sub-Adviser’s
expectations or if equity markets generally move in a single direction and the Fund has not hedged against such a general move. The Fund also may be exposed to risks that issuers will not fulfill contractual obligations such as, in the case of private placements, registering restricted securities for public resale. In addition, equity securities fluctuate in value in response to many factors, including the activities and financial condition of individual companies, geographic markets, industry market conditions, interest rates and general economic environments. Holders of equity securities may be wiped out or substantially reduced in value in a bankruptcy proceeding or corporate restructuring.
Portfolio Borrower and Seller Fraud; Breach of Covenant.
The Fund may acquire investments having structural, covenant and other contractual terms providing adequate downside protection, but there can be no assurance that such features and terms will achieve their desired effect and potential investors should regard an investment in the Fund as being speculative and having a high degree of risk. Of paramount concern in acquiring an investment is the possibility of material misrepresentation or omission on the part of the seller, the Portfolio Borrower or other credit support providers, or breach of covenant by any such parties. Such inaccuracy or incompleteness or breach of covenants may adversely affect the valuation of the collateral underlying the loans or the ability of lenders to perfect or effectuate a lien on the collateral securing the loan or the Fund’s ability to otherwise realize on or avoid losses in respect of the investment. The Fund will rely upon the accuracy and completeness of representations made by any such parties to the extent reasonable, but cannot guarantee such accuracy or completeness.
Fund’s Income.
The Fund’s income may at times be variable. For example, there may be times when the Fund holds instruments that are junior to other instruments and as a result of limited cash flow, the Fund receives little or no income. A wide range of factors may adversely affect an obligor’s ability to make repayments, including adverse changes in the financial condition of such obligor or the industries or regions in which it operates; the obligor’s exposure to counterparty risk; systemic risk in the financial system and settlement; changes in law or taxation; changes in governmental regulations or other policies; natural disasters; terrorism; social unrest, civil disturbances; or general economic conditions. Default rates tend to accelerate during economic downturns.
Any defaults will have a negative impact on the value of the Fund’s investments and may reduce the return that the Fund receives from its investments. While some amount of annual defaults is expected to occur in the Fund’s portfolio, defaults in or declines in the value of the Fund’s investments in excess of these expected amounts may result in breaches of covenants under the Fund’s financing arrangements, triggering credit enhancement requirements or accelerated repayment provisions and, if not cured within the relevant grace periods, permitting the finance provider to enforce its security over all the assets of the Fund.
In the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of an obligor, holders of debt instruments ranking senior to the Fund’s investments would typically be entitled to receive payment in full before the Fund receives any distributions in respect of its investments. After repaying the senior creditors, such obligor may not have any remaining assets to repay its obligations to the Fund. In the case of debt ranking equally with the loans or debt securities in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant investee company. Each jurisdiction in which the Fund invests has its own insolvency laws. As a result, investments in similarly situated investee companies in different jurisdictions may well confer different rights in the event of insolvency.
CLNs.
The Fund or its portfolio companies may utilize notes; the performance of which are linked to the credit performance of a reference portfolio of certain loan-related claims on corporate and similar entities that are specified from time to time. CLNs may be speculative, may not be principal protected, and note holders may lose some or all of their initial investments. CLNs may not be rated by any credit agency and are subject not only to note holders’ credit risk exposure, but, also, to the credit risk of the issuer, whose credit ratings and credit spreads may adversely affect the market value of such CLNs.
Asset-Backed Securities Investments.
The Fund’s investment program is expected to include a significant amount of asset-backed securities investments in a range of asset classes that will subject them to further risks, including, among others, credit risk, liquidity risk, interest rate and other market risk, operational risk, structural risk, sponsor risk, monoline wrapper risk and other legal risk. Some, but not all, of these additional asset classes and certain related risks are described below.

The investment characteristics of ABS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. ABS are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of ABS backed by automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related ABS. The risk of investing in ABS is ultimately dependent upon payment of underling loans by the debtor.
In addition, investments in subordinated ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks may be further pronounced in the case of ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities absorb all losses from default before any other class of securities is at risk. There may also be no established, liquid secondary market for many of the ABS the Fund may purchase. The lack of such an established, liquid secondary market may have an adverse effect on the market value of such ABS and the Fund’s ability to sell them. Further, ABS may be subject to certain transfer restrictions that may further restrict liquidity.
Commercial Mortgage-Backed Securities.
The Fund may invest in commercial mortgage-backed securities and other mortgage-backed securities, including subordinated tranches of such securities. The value of CMBS will be influenced by factors affecting the value of the underlying real estate portfolio, and by the terms and payment histories of such CMBS.
Some or all of the CMBS contemplated to be acquired by the Fund may not be rated, or may be rated lower than investment-grade securities, by one or more nationally recognized statistical rating organizations. Lower-rated or unrated CMBS, or
“B-pieces,”
have speculative characteristics and can involve substantial financial risks as a result. The prices of lower credit quality securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic or real estate market conditions or individual issuer concerns. As an investor in subordinated CMBS in particular, the Fund will be first in line among debt holders to bear the risk of loss from delinquencies and defaults experienced on the collateral.
The Fund may acquire subordinated tranches of CMBS issuances. In general, subordinated tranches of CMBS are entitled to receive repayment of principal only after all principal payments have been made on more senior tranches and also have subordinated rights as to receipt of interest distributions. Such subordinated tranches are subject to a greater risk of nonpayment than are senior tranches of CMBS or CMBS backed by third party credit enhancement. In addition, an active secondary market for such subordinated securities is not as well developed as the market for certain other mortgage-backed securities. Accordingly, such subordinated CMBS may have limited marketability and there can be no assurance that a more efficient secondary market will develop.
The value of CMBS and other mortgage-backed securities in which the Fund may invest generally will have an inverse relationship with interest rates. Accordingly, if interest rates rise, the value of such securities will decline. In addition, to the extent that the mortgage loans which underlie specific mortgage-backed securities are pre-payable,
the value of such mortgage securities may be negatively affected by increasing prepayments, which generally occur when interest rates decline.
RMBS.
The Fund may invest certain of its assets in residential mortgage-backed securities and become a holder of RMBS. Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized and the securities issued in such securitization may be guaranteed or credit enhanced. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the area where the related mortgaged property is located, the borrower’s equity in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.
The Securitization Regulation.
The Securitization Regulation seeks to bring together current European Union securitization rules into a single European regulation. The Securitization Regulation has applied in the United Kingdom and other European Economic Area jurisdictions since January 1, 2019. Transitional arrangements exist in relation to certain securitizations in existence prior to the coming into force of the Securitization Regulation. The Securitization Regulation harmonizes detailed due diligence requirements applicable to certain EU institutional investors and restricts them from becoming exposed to the risks of securitization unless certain prescribed types of person associated with the securitization (such as its sponsor) retain, broadly, a 5% net economic interest in the securitization special purpose vehicle. There are uncertainties regarding the scope of the obligations in the Securitization Regulation and the obligations in the technical standards that will be adopted pursuant thereto which will provide details of the requirements under the Securitization Regulation, as further described below. Most of the relevant technical standards have not yet been adopted. The Securitization Regulation could have a significant impact on the shareholders or the operations of the Fund, including restricting the types of investments the Fund may make or otherwise.
Investors should be aware, and in some cases are required to be aware, of the retention, due diligence and transparency requirements in the EU set out in the Securitization Regulation (and of any corresponding implementing rules of their regulator), in addition to any other regulatory requirements that are (or may become) applicable to them and/or with respect to the Fund’s investment in any asset-backed securitization transactions and their investment in the Fund. Each investor should consult with its own legal, accounting, regulatory and other advisors and/or its regulator before committing to invest in the Fund to determine whether, and to what extent, the information set out in this Prospectus and in any investor report provided in relation to this investment is sufficient for the purpose of satisfying such requirements. The cost of complying (or facilitating compliance) with the Securitization Regulation and related risk-retention and other requirements could cause lower than expected returns from affected port-folio investments and will be borne by the Fund as a whole.
Participation Interests.
The Fund may purchase participation interests in debt instruments which do not entitle the holder thereof to direct rights against the obligor. Participations held by the Fund in a seller’s portion of a debt instrument typically result in a contractual relationship only with such seller, not with the obligor. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the seller and only upon receipt by such seller of such payments from the obligor. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the obligor with the terms of the related loan agreement, nor any rights of set-off
against the obligor and the Fund may not directly benefit from the collateral supporting the debt instrument in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the obligor and the seller selling the participation. In the event of the insolvency of such seller, the Fund may be treated as a general creditor of such seller, and may not benefit from any set-off
between such seller and the obligor. When the Fund holds a participation in a debt instrument it may not have the right to vote to waive enforcement of any restrictive covenant breached by an obligor or, if the Fund does not vote as requested by the seller, it may be subject to repurchase of the participation at par. Sellers voting in connection with a potential waiver of a restrictive covenant may have interests different from those of the Fund, and such selling institutions may not consider the interests of the Fund in connection with their votes.
Security Risk.
Certain investments such as trade claims or consumer receivables may not be secured over underlying assets. Investments may be secured by mortgages, charges, pledges, liens or other security interests. Depending on the jurisdiction in which such security interests are created, enforcement of such securities can be a complicated and difficult process. For example, enforcement of security interests in certain jurisdictions can require a court order and a sale of the secured property through public bidding or auction. In addition, some courts may delay, upon the obligor’s application, the enforcement of a security if the obligor can show that it has a valid reason for requesting such delay, such as showing that the default was caused by temporary hardships. For example, some jurisdictions grant courts the power to declare security interest arrangements to be void if they deem the security interest to be excessive.
Short Selling.
The Fund’s investment program may include short selling. Short selling involves selling securities which may or may not be owned by the seller and borrowing the same securities for delivery to the purchaser, with an obligation to return the borrowed securities to the lender at a later date. Short selling allows the seller to profit from declines in market prices to the extent such decline exceeds the transaction costs and the costs of borrowing the securities and may be an important aspect of certain of the investment strategies of the Fund. The extent to which the Fund engages in short sales will depend upon its investment strategy and perception of market direction. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase at the time the Fund desires to close out such short position. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.
Following the financial crisis of 2008, short selling restrictions and disclosure requirements were introduced in a number of jurisdictions. In July 2009, the SEC implemented a rule requiring market participants to close out short sales within three days after the transaction date. In February 2010, the SEC adopted a short sale price test restriction, which limits short selling in a security whose price has decreased by 10% or more in a single day.

In November 2012, the Council of the EU adopted a short selling regulation (EU) No 236/2012 (the “SSR”) imposing certain private and public disclosure obligations on persons with net short positions in EU listed shares (being shares admitted to trading on a regulated market or multilateral-trading facility unless the principal trading venue for such shares is located in a country outside the EU) and EU sovereign debt (being debt instruments issued by, among others, EU institutions, governments of EU member states and certain international institutions established by two or more EU member states), which reach or fall below the specified thresholds. The SSR also contains prohibitions on uncovered short sales of EU listed shares and EU sovereign debt as well as on uncovered positions in credit default swaps referencing EU sovereign debt issuers. EU member states have power under the SSR to impose temporary bans on short selling in certain circumstances.
Options.
The Fund or its portfolio companies may buy or sell (write) both call options and put options (either exchange-traded or over-the-counter
in
principal-to-principal
transactions), and when it writes options it may do so on a “covered” or an “uncovered” basis. The risk of writing a call is theoretically unlimited unless the call option is “covered.” A call option is “covered” when the writer owns the underlying assets in at least the amount of which the call option applies. The Fund’s options transactions may be part of a hedging tactic (i.e., offsetting the risk involved in another securities position) or a form of leverage, in which the Fund has the right to benefit from price movements in a large number of securities with a small commitment of capital. These activities involve risks that can be large, depending on the circumstances. When the Fund buys an option, a decrease (or inadequate increase) in the price of the underlying security in the case of a call, or an increase (or inadequate decrease) in the price of the underlying security in the case of a put, could result in a total loss of the Fund’s investment in the option (including commissions). When the Fund sells (writes) an option, the risk can be substantially greater than when it buys an option. The seller of an uncovered call option bears the risk of an increase in the market price of the underlying security above the exercise price.
Investments in Convertible Securities.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles its holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible
securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.
Investments in Distressed Securities.
A significant portion of the Fund’s investments may also be in obligations or securities that are rated below investment-grade by recognized rating services such as Moody’s and Standard & Poor’s. Securities rated below investment-grade and unrated securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk.
Securities rated below investment-grade and unrated securities are typically subject to adverse changes in general economic conditions, changes in the financial condition of their issuers and price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of securities rated below investment-grade and unrated securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of securities rated below investment-grade and unrated securities, especially in a market characterized by a low volume of trading. In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.
Investments in Distressed Securities and Restructurings; Investments Subject to Bankruptcy Laws.
The Fund may make investments, in restructurings or otherwise, that involve portfolio companies that are experiencing, or are expected to experience,

severe financial difficulties. These financial difficulties may never be overcome and may lead to uncertain outcomes, including causing such portfolio company to become subject to bankruptcy proceedings. There are a number of significant risks inherent in the bankruptcy process. For example, in order to protect net operating losses of an obligor in bankruptcy, a bankruptcy court might take any number of actions, including prohibiting or limiting the transfer of claims held by certain classes of creditors. Such a prohibition could have a material adverse effect on the value of certain investments made by the Fund. For example, the Fund might be prohibited from liquidating investments which are declining in value.
In addition, investments in issuers that are experiencing, or are expected to experience, severe financial difficulties could, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. For example, under certain circumstances, a lender who has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments to the Fund and distributions by the Fund to the shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, a preferential payment or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, investments in restructurings may be adversely affected by statutes related to, among other things, fraudulent conveyances, voidable preferences, lender liability and the bankruptcy court’s discretionary power to disallow, subordinate or disenfranchise particular claims or re-characterize
investments made in the form of debt as equity contributions. The possibility of litigation between the participants in a reorganization is another consideration that makes any evaluation of the outcome of an investment uncertain.
Such investments could also be subject to federal bankruptcy laws and state fraudulent conveyance laws, which may vary from state to state, if the securities relating to such investments were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such securities.
Minority Position and Toehold Investments.
The Fund could also make minority equity or debt investments in companies where the Fund may have limited influence. Such companies may have economic or business interests or goals that are inconsistent with those of the Fund and the Fund may not be in a position to limit or otherwise protect the value of its investment in such companies. The Fund’s control over the investment policies of such companies may also be limited. This could result in the Fund’s investments being frozen in minority positions that incur a substantial loss. If the Fund takes such a minority position in publicly traded securities as a
“toe-hold”
investment, then such publicly traded securities may fluctuate in value over the limited duration of the Fund’s investment in such publicly traded securities, which could potentiality reduce returns to shareholders. While the
Sub-Adviser
may seek to accumulate larger positions, the Fund may accumulate minority positions in the outstanding voting stock, or securities convertible into the voting stock, of potential portfolio companies. While the
Sub-Adviser
will seek to achieve such accumulation through open market purchases, registered tender offers, negotiated transactions or private placements, the Fund may be unable to accumulate a sufficiently large position in a target company to execute its strategy. In such circumstances, the Fund may dispose of its position in the target company within a short time of acquiring it and there can be no assurance that the price at which the Fund can sell such stock will not have declined since the time of acquisition. This may be exacerbated by the fact that stock of the companies that the Fund may target may be thinly traded and that the Fund’s position may nevertheless have been substantial and its disposal may depress the market price for such stock.
Investments in the Energy Industry.
Investments in the energy sector may be subject to a variety of risks, not all of which can be foreseen or quantified. Such risks may include, but are not limited to: (i) the risk that the technology employed in an energy project will not be effective or efficient; (ii) uncertainty about the availability or efficacy of energy sales agreements or fuel supply agreements that may be entered into in connection with a project; (iii) risks that regulations affecting the energy industry will change in a manner detrimental to the industry; (iv) environmental liability risks related to energy properties and projects; (v) risks of equipment failures, fuel interruptions, loss of sale and supply contracts or fuel contracts, decreases or escalations in power contract or fuel contract prices, bankruptcy of key customers or suppliers, tort liability in excess of insurance coverage, inability to obtain desirable amounts of insurance at economic rates, acts of God and other catastrophes; (vi) uncertainty about the extent, quality and availability of oil and gas reserves; (vii) the risk that interest rates may increase, making it difficult or impossible to obtain project financing or impairing the cash flow of leveraged projects; and (viii) the risk of changes in values of companies in the energy sector whose operations are affected by changes in prices and supplies of energy fuels (prices and supplies of energy fuels can fluctuate significantly over a short period of time due to changes in international politics, energy conservation, the success of exploration projects, the tax and other regulatory policies of various governments and the economic growth of countries that are large consumers of energy, as well as other factors). The occurrence of events related to the foregoing may have a material adverse effect on the Fund and its investments.

In addition to the foregoing, certain of the portfolio companies in which the Fund invests may be subject to the risks inherent in acquiring or developing recoverable oil and natural gas reserves, including capital expenditures for the identification and acquisitions of projects, the drilling and completion of wells and the conduct of development and production operations. The presence of unanticipated pressures or irregularities in formations, miscalculations or accidents may cause such activity to be unsuccessful, which may result in losses. Furthermore, successful investment in oil and natural gas properties and other related facilities and properties requires an assessment of (i) recoverable reserves; (ii) future oil and natural gas prices; (iii) operating and capital costs; (iv) potential environmental and other liabilities; and (v) other factors. Such assessments are necessarily inexact and their accuracy inherently uncertain. Also, the revenues generated by certain of the portfolio companies in which the Fund invests may be dependent on the future prices of and the demand for oil and natural gas. Oil and gas investments may have significant shortfalls in projected cash flow if oil and gas prices decline from levels projected at the time the investment is made. Various factors beyond the control of the Fund will affect prices of oil, natural gas and natural gas liquids, including the worldwide supply of oil and natural gas, political instability or armed conflict in oil and natural gas producing regions, the price of foreign imports, the level of consumer demand, the price and availability of alternative fuels, the availability of pipeline capacity and changes in existing government regulation, taxation and price control. Prices for oil and natural gas have fluctuated greatly during the past, and markets for oil, natural gas and natural gas liquids continue to be volatile. Further, to the extent the Fund invests in or receives energy royalty interests, the Fund will generally receive revenues from those royalty interests only upon sales of oil, gas and other hydrocarbon production by the underlying property or upon sale of the royalty interests themselves. There can be no assurance that reserves sufficient to provide the expected royalty income will be discovered or produced.
Volatile oil, natural gas and natural gas liquids prices make it difficult to estimate the value of developed properties for acquisition and divestiture (and collateral purposes) and often cause disruption in the market for oil, natural gas and natural gas liquids developed properties, as buyers and sellers have difficulty agreeing on such value. Price volatility also makes it difficult to budget for and project the return on acquisitions and development and exploitation projects. In addition, estimates of hydrocarbon reserves by qualified engineers are often a key factor in valuing certain oil and gas assets. These estimates are subject to wide variances based on changes in commodity prices and certain technical assumptions. Accordingly, it is possible for such reserve estimates to be significantly revised from time to time, creating significant changes in the value of the Fund’s portfolio investments.
Legal and Regulatory Matters in the Energy Sector.
Power generation and transmission, as well as oil, natural gas and coal storage, handling, processing and transportation, are extensively regulated; statutory and regulatory requirements may include those imposed by energy, zoning, environmental, safety, labor and other regulatory or political authorities. Failure to obtain or a delay in the receipt of relevant governmental permits or approvals, including regulatory approvals, could hinder operation of an investment and result in fines or additional costs. Obtaining permits and approvals or complying with ongoing regulatory requirements may be costly and/or time-consuming to obtain. Moreover, the adoption of new laws or regulations, including those with respect to the emission of greenhouse gasses, or changes in the interpretation of existing laws or regulations or changes in the persons charged with political oversight of such laws or regulations, could have a material adverse effect upon the profitability of the Fund or its portfolio companies and could necessitate the creation of new business models and the restructuring of investments in order to meet regulatory requirements, which may be costly and/or time-consuming.
General Risks of Investments in the Utility and Power Industries.
The Fund may invest in the utility and power sectors. These investments are sensitive to fluctuations in resource availability, energy supply and demand, interest rates, special risks of constructing and operating facilities (including nuclear facilities), lack of control over pricing, merger and acquisition activity, weather conditions (including abnormally mild winter or summer weather and abnormally harsh winter or summer weather), availability and adequacy of pipeline and other transportation facilities, geopolitical conditions in gas or oil producing regions and countries (including the risk of nationalization of the natural gas, oil and related sectors), the ability of members of the Organization of the Petroleum Exporting Countries to agree upon and maintain oil prices and production levels, the price and availability of alternative fuels, international and regional trade contracts, labor contracts, the impact of energy conservation efforts, environmental considerations, public policy initiatives and regulation.
Regulatory Risks of Investments in the Utility and Power Industries.
Utility and power companies are subject to significant regulation in many aspects of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls and the prices they may charge for the products and services. There are a variety of risks relating to actions of various governmental agencies and authorities in such industries. Additionally, stricter laws, regulations or enforcement policies could be enacted or pursued in the future, which would likely increase compliance costs and may adversely affect the financial performance of energy companies which may have implications for the companies that support the energy sectors’ infrastructure-related requirements.
Investment in the Communications Industry.
The Fund’s portfolio companies may include communications companies. Communications companies in the U.S., Europe and other developed and emerging countries undergo continual changes mainly due to evolving levels of governmental regulation or deregulation as well as the rapid development of communication technologies. Competitive pressures within the communications industry are intense, and the securities of communications companies may be subject to significant price volatility. In addition, because the communications industry is subject to rapid and significant changes in technology, the companies in this industry in which the Fund may invest will face competition from technologies being developed or to be developed in the future by others, which may make such companies’ products and services obsolete.
Investing in Media Companies.
The Fund may focus a portion of its investment activities in media companies. These companies are sensitive to, among other things, global economic conditions, fluctuations in advertising expenditures from which media companies derive substantial revenue, seasonal fluctuations, changes in public and consumer tastes and preferences for products, content and services, rapidly changing technologies, theft of intellectual property including lost revenue due to copyright infringement, retention of key talent and management, merger and acquisition activity and regulation and other political considerations, which may cause the Fund to experience substantial volatility. Further, to the extent the Fund invests in or receives media company royalty interests, the Fund will generally receive revenues from those royalty interests only upon the sale of the source of the royalty payments by the underlying owner of such interests or upon sale of the royalty interests themselves. There can be no assurance that the sources of the expected royalty income will perform as anticipated.
Risks Inherent to Real Estate Investing.
The Fund will invest in debt investments related to real estate. Real estate historically has experienced significant fluctuations and cycles in performance that may result in reductions in the value of the Fund’s investments. The ultimate performance and value of such investments of the Fund may subject to the varying degrees of risk generally incident to ownership and operations of the properties to which the Fund will be exposed and which collateralize or support its investments. The ultimate performance and value of the Fund’s investments depend upon, in large part, the Fund’s ability to operate each such investment so that it provides sufficient cash flows necessary to pay the Fund’s equity investment and a return on such investment, or to pay interest and principal due to the Fund or a lender. Revenues and cash flows may be adversely affected by:

•	changes in local real estate market conditions due to changes in national or local economic conditions or changes in local property market characteristics;

•	government regulation including taking or condemnation losses and limitations on rent, such as rent control and rent stabilization;

•	competition from other properties and changes in the supply and demand for competing properties in an area;

•	fluctuations in building occupancy and the financial resources of tenants;

•
changes in interest rates and in the state of the debt and equity capital markets, particularly the availability of debt financing which may render the sale or refinancing of properties difficult or impracticable;

•	the ongoing need for capital improvements, particularly in older buildings;

•	changes in real estate tax rates and other operating expenses;

•
adverse changes in governmental rules and fiscal policies, civil unrest, acts of God, including earthquakes, hurricanes, floods, fires and other natural disasters, acts of war or terrorism, which may decrease the availability of or increase the cost of insurance or result in uninsured losses;

•	adverse changes in zoning laws;

•	the impact of present or future environmental legislation and compliance with environmental laws;

•	the impact of lawsuits which could cause the Fund to incur significant legal expenses and divert management’s time and attention from day-to-day operations of the Fund; and

•	other adverse factors that are beyond the Fund’s control.

•	In the event that any of the Fund’s investments experience any of the foregoing events or occurrences, the value of, and return on, such investments would be negatively impacted.

•	Reliance on Corporate Management and Financial Reporting

•
Many of the strategies implemented by the Fund rely on the financial information made available by the issuers in which the Fund invests. The
Sub-Adviser
has no ability to independently verify the financial information disseminated by the issuer in which the Fund invests and is dependent upon the integrity of both the management of these issuers and the financial reporting process in general.

Broker, Dealer or Custodian Insolvency.
The Fund’s assets may be held in one or more accounts maintained for the Fund by its prime brokers or at other brokers or with one or more custodians, which may be located in various jurisdictions. Such prime brokers, local brokers and custodians, as brokerage firms, custodians or commercial banks, may be subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a prime broker or custodian or any of their respective sub-custodians,
agents or affiliates, or a local broker, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Investors should assume that the insolvency of any of the prime brokers or such other service providers would result in a loss to the Fund, which could be material.
Investments in the Insurance Sector.
The Fund may also invest in esoteric asset classes such as the insurance capital markets, which include insurance-linked securities (whereby the performance and return of the investment depend on the results of the underlying policy or instrument), insurance securitizations, catastrophe bonds, life insurance/life annuity combination bonds, structured settlements, insurance reserve financing, mortality/longevity swaps, life settlements, premium finance loans and other similar asset backed securities or instruments. These are specialized asset classes with unique risks, and prospective shareholders should carefully consider, among other factors, the matters described below, each of which could have an adverse effect on the value of their investments in the Fund. On an opportunistic basis, the Fund may invest in insurance-linked securities, whereby the performance and return of the investment depend on the results of the underlying insurance policy or instrument. An investment by the Fund in the insurance capital markets involves a high degree of risk, including the risk that the entire amount invested may be lost. Such investments would constitute investing in a relatively new and developing asset class where a significant part of the asset class involves relatively illiquid instruments.
ESG Considerations.
Our business faces increasing public scrutiny related to ESG activities. We risk damage to our brand and reputation if we fail to act responsibly in a number of areas, such as environmental stewardship, corporate governance and transparency and considering ESG factors in our investment processes. Adverse incidents with respect to ESG activities could impact the value of our brand, the cost of our operations and relationships with investors, all of which could adversely affect our business and results of operations. Additionally, new regulatory initiatives related to ESG could adversely affect our business.
Laws of Other Jurisdictions Where the Fund is Marketed.
Shares in the Fund may be marketed in various jurisdictions in addition to those more specifically addressed elsewhere in this Prospectus. In order to market shares in the Fund in certain jurisdictions (or to investors who are citizens of or resident in such jurisdictions), the Fund, the
Sub-Adviser,
Apollo and its affiliates will be required to comply with applicable laws and regulations relating to such activities. Compliance may involve, among other things, making notifications to or filings with local regulatory authorities, registering the Fund, the
Sub-Adviser,
Apollo and its affiliates or the shares with local regulatory authorities or complying with operating or investment restrictions and requirements, including with respect to prudential regulation. Compliance with such laws and regulations may limit the ability of the Fund to participate in investment opportunities and may impose onerous or conflicting operating requirements on the Fund, the
Sub-Adviser,
Apollo and its affiliates. The costs, fees and expenses incurred in order to comply with such laws and regulations, including related legal fees and filing or registration fees and expenses, will be borne by the Fund and may be substantial. In addition, if the Fund, the
Sub-Adviser,
Apollo and its affiliates were to fail to comply with such laws and regulations, any or all of them could be subject to fines or other penalties, the cost of which typically would be borne by the Fund.
Eurozone Risks.
The Fund’s investments and its investment performance will most likely be affected by economic and fiscal conditions in Eurozone countries and developments relating to the euro. The deterioration of the Sovereign Debt of several Eurozone countries together with the risk of contagion to other more stable economies exacerbated the global economic crisis. This situation raised a number of uncertainties regarding the stability and overall standing of the European Monetary Union. Economic, political or other factors could still result in changes to the composition of the European Monetary Union. The risk that other Eurozone countries could be subject to higher borrowing costs and face further deterioration in their economies, together with the risk that some countries could withdraw from the Eurozone, could have a negative impact on the Fund’s investment activities. A reintroduction of national currencies in one or more Eurozone countries or, in more extreme circumstances, the possible dissolution of the European Monetary Union cannot be ruled out. The departure or risk of departure from the European Monetary Union by one or more Eurozone countries and/or the abandonment of the euro as a currency could have major negative effects on the Fund. If the European Monetary Union is dissolved entirely, the legal and contractual consequences for holders of euro-denominated obligations would be determined by laws in effect at such time. These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of investors’ shares in the Fund.
Sovereign Debt.
It is anticipated that the Fund may invest in Sovereign Debt. Sovereign Debt may include securities that the
Sub-Adviser
believes are likely to be included in restructurings of the external debt obligations of the issuer in question. The ability of an issuer to make payments on Sovereign Debt, the market value of such debt and the inclusion of Sovereign Debt in future restructurings may be affected by a number of other factors, including such issuer’s: (i) balance of trade and access to international financing; (ii) cost of servicing such obligations, which may be affected by changes in international interest rates; and (iii) level of international currency reserves, which may affect the amount of foreign exchange available for external debt payments. Significant ongoing uncertainties and exposure to adverse conditions may undermine the issuer’s ability to make timely payment of interest and principal, and issuers may default on their Sovereign Debt.
Investments in Emerging Markets.
The Fund will be permitted to make investments in emerging markets such as China, India, Brazil and countries located in emerging Europe. Investing in emerging markets involves risks and special considerations not typically associated with investing in more established economies or markets including among other things: (i) higher dependence on exports and the corresponding importance of international trade; (ii) greater risk of inflation; (iii) inability to exchange local currencies for U.S. dollars; (iv) increased likelihood of governmental involvement in and control over the economy; (v) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (vi) less developed compliance culture; (vii) risks associated with differing cultural expectations and norms regarding business practices; (viii) longer settlement periods for transactions and less reliable clearance and custody arrangements; (ix) less developed, reliable or independent judiciary systems for the enforcement of contracts or claims; (x) greater regulatory uncertainty; (xi) maintenance of the Fund’s investments with
non-U.S.
brokers and securities depositories; and (xii) threats or incidents of corruption or fraud, all of which may adversely affect the return on the Fund and its investments.
Repatriation of investment income, assets and the proceeds of sales by investors foreign to such markets, such as the Fund, may require governmental registration and/or approval in some emerging markets. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by emerging market countries on interest or dividends paid on financial instruments held by the Fund or gains from the disposition of such financial instruments. In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter
markets, brokers, dealers, counterparties and issuers than in other more established markets. In emerging markets, any regulatory supervision that is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements or authorities. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary application or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in
non-U.S.
courts.
Risks Associated With Investments in Securities Indexed to the Value of Foreign Equity Securities.
Investments in securities indexed to the value of foreign equity securities involve risks associated with the securities markets in those countries, including the risk of volatility in those markets, governmental intervention in those markets and cross-shareholdings in companies in certain countries. Foreign companies are subject to accounting, auditing and financial reporting standards and requirements different from those applicable to U.S. reporting companies.
Fraudulent Conveyance Considerations.
Various laws enacted for the protection of creditors may apply to certain investments that are debt obligations, although the existence and applicability of such laws will vary from jurisdiction to jurisdiction. For example, if a court were to find that the borrower did not receive fair consideration or reasonably equivalent value for incurring indebtedness evidenced by an investment and the grant of any security interest or other lien securing such investment, and, after giving effect to such indebtedness, the borrower (i) was insolvent; (ii) was engaged in a business for which the assets remaining in such borrower constituted unreasonably small capital; or (iii) intended to incur or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could invalidate such indebtedness and such security interest or other lien as fraudulent conveyances, subordinate such indebtedness to existing or future creditors of the borrower or recover amounts previously paid by the borrower (including to the Fund) in satisfaction of such indebtedness or proceeds of such security interest or other lien previously applied in satisfaction of such indebtedness. In addition, if an issuer in which the Fund has an investment becomes insolvent, any payment made on such investment may be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before insolvency. In general, if payments on an investment are voidable, whether as fraudulent conveyances or preferences, such payments can be recaptured either from the initial recipient or from subsequent transferees of such payments. To the extent that any such payments are recaptured from the Fund, the resulting loss will be borne by the Fund.
Emerging markets jurisdictions may or may not have remedies such as fraudulent conveyance or preference. The lack of such remedies, however, may also have a material adverse effect on the Fund if issuers in which it is invested are not able to recapture payments that otherwise would have been paid out to creditors such as the Fund if such remedies were available.
Environmental Matters.
Ordinary operation or the occurrence of an accident with respect to a portfolio company could cause major environmental damage, personal injury or property damage, which may result in significant financial distress to such portfolio company, even if covered by insurance. In addition, persons who arrange for the disposal or treatment of hazardous materials may also be liable for the costs of removal or remediation of these materials at the disposal or treatment facility, whether or not that facility is or ever was owned or operated by those persons. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost and other liabilities. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination and may impose joint and several liability (including amongst the Fund, other Apollo Clients and the applicable portfolio company) or liabilities or obligations that purport to extend to (and pierce any corporate veil that would otherwise protect) the ultimate beneficial owners of the owner or operator of the relevant property or operating company that stand to financially benefit from such property’s or company’s operations. The Fund (and its shareholders) may therefore be exposed to substantial risk of loss from environmental claims arising in respect of its investments. Furthermore, changes in environmental laws or regulations or the environmental condition of an investment may create liabilities that did not exist at the time of its acquisition and that could not have been foreseen. Community and environmental groups may protest about the development or operation of portfolio company assets, which may induce government action to the detriment of the Fund. New and more stringent environmental or health and safety laws, regulations and permit requirements, or stricter interpretations of current laws, regulations or requirements, could impose substantial additional costs on a portfolio company, or could otherwise place a portfolio company at a competitive disadvantage compared to other companies, and failure to comply with any such requirements could have an adverse effect on a portfolio company. Even in cases where the Fund is indemnified by the seller with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the seller to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities. If these liabilities were to arise with respect to the Fund or its portfolio companies, the Fund might suffer significant losses and incur significant liabilities and obligations. The having or exercise of control or influence over a portfolio company could expose the assets of the Fund, the
Sub-Adviser
and their respective affiliates to claims by such portfolio company, its security holders and its creditors and regulatory authorities or other bodies. While the
Sub-Adviser
intends to manage the Fund to minimize exposure to these risks, the possibility of successful claims cannot be precluded, nor can there be any assurance as to whether such laws, rules, regulations and court decisions will be expanded or otherwise applied in a manner that is adverse to portfolio companies and the Fund and its shareholders. Moreover, it is possible that, when evaluating a potential investment, the
Sub-Adviser
may choose not to pursue or consummate such investment, if any of the foregoing risks may create liabilities or other obligations for any of the Fund, the
Sub-Adviser
or any of its respective affiliates, partners or employees. See also “—Control Person Liability” above.
Force Majeure and Expropriation Risk.
Portfolio companies may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Natural disasters, epidemics and other acts of God, which are beyond the control of the
Sub-Adviser,
may negatively affect the economy, infrastructure and livelihood of people throughout the world. For example, southeast Asia and many countries in Asia, including China, Japan, Indonesia and Australia have been affected by earthquakes, floods, typhoons, drought, heat waves or forest fires. Disease outbreaks have occurred in Asia in the past (including severe acute respiratory syndrome, or SARS, avian flu, H1N1/09 flu and
COVID-19)
and are occurring globally at present, and any prolonged occurrence of infectious disease, or other adverse public health developments or natural disasters in any country related to the Fund’s investments may have a negative effect on the Fund. Resulting catastrophic losses may either be uninsurable or insurable at such high rates as to make such coverage impracticable. If such a major uninsured loss were to occur with respect to any of the Fund’s investments, the Fund could lose both invested capital and anticipated profits.

The Fund may acquire portfolio companies that are located in areas that are subject to climate change and, as such, there may be significant physical effects of climate change that have the potential to have a material effect on the Fund’s business and operations. Physical impacts of climate change may include: increased storm intensity and severity of weather (e.g., floods or hurricanes); wildfires; sea level rise; and extreme temperatures. For example, many climate models indicate that global warming is likely to result in rising sea levels and increased frequency and severity of weather events, which may lead to higher insurance costs, or a decrease in available coverage, for portfolio companies in areas subject to severe weather. These climate-related effects could damage the portfolio company’s physical infrastructure, especially operations located in low-lying
areas near coasts and river banks, and facilities situated in hurricane-prone and rain-susceptible regions.
Some force majeure events may adversely affect the ability of a party (including a portfolio company or a counterparty to the Fund or a portfolio company) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a portfolio company or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more portfolio companies or its assets, could result in a loss to the Fund, including if its investment in such portfolio company is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.
Due Diligence.
The
Sub-Adviser
will conduct, and will use third parties to conduct, due diligence on prospective investments. In conducting such due diligence, the
Sub-Adviser’s
investment professionals will use publicly available information, as well as information from their relationships with former and current bank lenders, management teams, consultants, competitors and investment bankers. Such level of due diligence may not, however, reveal all matters and issues, material or otherwise, relating to prospective investments.
Possibility of Fraud or Other Misconduct of Employees and Service Providers.
Misconduct by employees of the
Sub-Adviser,
service providers to the Fund and/or their respective affiliates (including affiliated service providers) could cause significant losses to the Fund. Misconduct may include entering into transactions without authorization, the failure to comply with operational and risk procedures, including due diligence procedures, misrepresentations as to investments being considered by the Fund, the improper use or disclosure of confidential or material non-public
information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities and non-compliance
with applicable laws or regulations and the concealing of any of the foregoing. Such activities may result in reputational damage, litigation, business disruption and/or financial losses to the Fund. Apollo has controls and procedures through which it seeks to minimize the risk of such misconduct occurring. However, no assurances can be given that the
Sub-Adviser
will be able to identify or prevent such misconduct.
In addition, instances of fraud and other deceptive practices or devices employed by management or owners of portfolio companies in which the Fund invests may undermine the
Sub-Adviser’s
due diligence efforts with respect to such companies and, if such fraud is discovered, negatively affect the valuation of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility that could negatively impact the Fund’s investments. In the event of fraud by any portfolio company in which the Fund invests, the Fund may suffer a partial or total loss of its capital investment in that company.
Trade Errors.
The
Sub-Adviser
has adopted a policy for the purpose of addressing trade errors that may arise, from time to time, with respect to the securities transactions of the Fund. The
Sub-Adviser,
pursuant to the policy, will seek to identify and correct any trade errors in an expeditious manner. The determination of whether or not a trade error has occurred will be in the discretion of the
Sub-Adviser,
and investors should be aware that, in making such determinations, the
Sub-Adviser
will have a conflict of interest.
Over-the-Counter
Trading.
The Fund’s investment and hedging strategies may involve it or its portfolio companies engaging in forward currency contracts and options, as well as currency and credit default swaps and other derivatives. There is no limitation on daily price movements on these instruments and speculative position limits are not currently applicable. The principals who deal in these markets are not required to continue to make markets and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain contracts or have quoted prices with unusually wide spreads between the prices at which they were prepared to buy and those at which they were prepared to sell. Disruptions can also occur in any market in which the Fund or any of its portfolio companies trades due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such trading to less than that which the
Sub-Adviser
would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in significant losses to the Fund.
Over-Commitment.
In order to facilitate the acquisition of a portfolio company, the Fund may make (or commit to make) an investment that exceeds the desired amount with a view to selling a portion of such investment to co-investors
or other persons prior to or within a reasonable time after the closing of the acquisition. In such event, the Fund will bear the risk that any or all of the excess portion of such investment may not be sold or may only be sold on unattractive terms and that, as a consequence, the Fund may bear the entire portion of any break-up
fee or other fees, costs and expenses related to such investment, including break-up
fees and hold a larger than expected portion of such portfolio company or may realize lower than expected returns from such investment. The
Sub-Adviser
endeavors to address such risks by requiring such investments to be in the best interests of the Fund, regardless of whether any sell-down ultimately occurs. None of the
Sub-Adviser
or any of its affiliates will be deemed to have violated any duty or other obligation to the Fund or any of its investors by engaging in such investment and sell-down activities.
Expedited Transactions.
Investment analyses and decisions by the
Sub-Adviser
will often be undertaken on an expedited basis in order for the Fund to take advantage of investment opportunities. In such cases, the information available to the
Sub-Adviser
at the time of an investment decision may be limited, and the
Sub-Adviser
may not have access to the detailed information necessary for a full evaluation of the investment opportunity. In addition, the
Sub-Adviser
may rely upon independent consultants or advisors in connection with the evaluation of proposed investments. There can be no assurance that these consultants or advisors will accurately evaluate such investments.
Non-Controlling
Investments.
The Fund is expected to hold a
non-controlling
interest in portfolio companies and, therefore, may have a limited ability to protect its position in such portfolio companies. Further, the Fund may have no right to appoint a director and, as a result, may have a limited ability to influence the management of such portfolio companies. In such cases, the Fund will be significantly reliant on the existing management and board of directors of such companies, which may include representation of other investors with whom the Fund is not affiliated and whose interests may conflict with the Fund’s interests. Where practicable and appropriate, it is expected that shareholder rights generally will be sought to protect the Fund’s interests. There can be no assurance, however, that such minority investor rights will be available, or that such rights will provide sufficient protection of the Fund’s interests. In addition, the Fund may hold investments in debt instruments or other investments that do not entitle the Fund to voting rights and, therefore, the Fund may have a limited ability to protect such investments.
Control Person Liability.
The Fund could, as a result of a restructuring or other event with respect to a portfolio company, acquire a controlling interests in a portfolio company. The fact that the Fund or
Sub-Adviser
exercises control or exerts influence (or merely has the ability to exercise control or exert influence) over a company may give rise to risks of liability (including under various theories of parental liability and piercing the corporate veil doctrines) for, among other things, personal injury and/or property or environmental damage claims arising from an accident or other unforeseen event, product defects, employee benefits (including pension and other fringe benefits), failure to supervise management, violation of laws and governmental regulations (including securities laws, anti-trust laws, employment laws, anti-bribery and other anti-corruption laws) and other types of liability for which the limited liability characteristic of business ownership and the Fund itself (and the limited liability structures that may be utilized by the Fund in connection with its ownership of portfolio companies or otherwise) may be ignored or pierced, with the result being that relevant entities could be treated as if such limited liability characteristics or structures did not exist for purposes of the application of such laws, rules, regulations and court decisions.
Contingent Liabilities on Disposition of Investments.
In connection with the disposition of an investment of the Fund, the Fund may be required to make representations and warranties about such investments. The Fund may become involved in disputes or litigation concerning such representations and warranties and may be required to make payments to third parties as a result of such disputes or litigation. If the Fund does not have cash available to conduct such litigation or make such payments, it may be required to borrow funds. Any such payments and borrowings could adversely impact the Fund’s ability to make distributions. In addition, if the Fund is unable to borrow funds to make such payments, it may be forced to sell investments to obtain funds. Such sales may be effected on unsatisfactory terms. The
Sub-Adviser
may also establish reserves or escrow accounts for such contingent liabilities. In that regard, shareholders may be required to return amounts distributed to them to fund the Fund’s indemnity obligations or other Fund obligations arising out of any legal proceeding against the Fund, subject to certain limitations set forth in this registration statement.
Execution Risks and Error.
In order to seek positive returns in global markets, the Fund’s trading and investments could involve multiple portfolio investments, multiple brokers and counterparties and multiple strategies. As a result, the execution of the trading and investment strategies employed by the Fund may require rapid execution of trades, high volume of trades, complex trades, difficult to execute trades, use of negotiated terms with counterparties such as in the use of derivatives and the execution of trades involving less common or novel portfolio investments. In each case, the Fund seeks best execution and has trained execution and operational staff who execute, settle and clear such trades. However, in light of the high volumes, complexity and global diversity involved, some slippage, errors and miscommunications with brokers and counterparties may occur, and could result in losses to the Fund. In such circumstances, the Fund will evaluate the merits of potential claims for damage against brokers and counterparties who are at fault and, to the extent practicable, will seek to recover losses from those parties. In its sole discretion, the
Sub-Adviser
may choose to forego pursuing claims against brokers and counterparties on behalf of the Fund for any reason, including the cost of pursuing claims relative to the likely amount of any recovery and the maintenance of its business relationships with brokers and counterparties. In addition, the
Sub-Adviser’s
own execution and operational staff may be solely or partly responsible for errors in placing, processing, and settling trades that result in losses to the Fund. The
Sub-Adviser
is not liable to the Fund for losses caused by brokers or counterparties or its own negligence or contributory negligence. The
Sub-Adviser
may be liable to the Fund for acts that constitute bad faith, gross negligence, willful misconduct, fraud, willful or reckless disregard for such their duties to the Fund or the shareholders or for damages resulting from intentional violations of securities laws. Interests in the Fund are only available for subscription by investors who understand that they and the Fund are waiving potential claims for damages arising from the operation of the Fund, including damages resulting from the
Sub-Adviser’s
own negligence or contributory negligence, and expect some execution losses to the Fund.
Operating and Financial Risks of Portfolio Companies.
Portfolio companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in their competitive environment, or an economic downturn. As a result, portfolio companies that the Fund may have expected to be stable may operate at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or to maintain their competitive positions, or may otherwise have a weak financial condition or be experiencing financial distress. In some cases, the success of the Fund’s investment strategy and approach will depend, in part, on the ability of the Fund to effect improvements in the operations of a portfolio company and/or recapitalize its balance sheet. To the extent relevant to a portfolio company, the activity of identifying and implementing operating improvements and/or recapitalization programs at portfolio companies entails a high degree of uncertainty. There can be no assurance that the Fund will be able to successfully identify and implement such operating improvements and/or recapitalization programs. In addition, the Fund may cause its portfolio companies to bear certain fees, costs and expenses that the Fund would otherwise bear, including the fees, costs and expenses incurred in developing, investigating, negotiating, structuring or consummating the Fund’s or any other investment in such portfolio companies. For example, the
Sub-Adviser
may cause such portfolio companies to bear the fees, costs and expenses that are incurred in connection and concurrently with the acquisition of such portfolio companies and such other fees, costs and expenses that may otherwise be treated as operating expenses. The payment of such fees, costs and expenses by such portfolio companies may reduce the amount of cash that the portfolio companies have on hand.
Ability to Source and Make Suitable Investments.
The consistency of available and suitable investments for the Fund could be a risk. The lack of availability from time to time of assets for purchase by the Fund may delay the Fund’s ability to achieve its target portfolio size, composition or rate of return in its projected timeframe or to make investments thereafter, both of which circumstances could materially adversely affect the Fund’s investment performance.
Factors that may affect the Fund’s ability to source suitable investments include, among other things, the following: developments in the market for nonperforming loans or other general market events, which may include changes in interest rates or credit spreads or other events which may adversely affect the price of assets, whether individually or collectively; competition for investment opportunities and the inability of the Fund to acquire assets at favorable yields (including if the Fund’s competitors have greater access to financial, technical and marketing resources than the Fund, a lower cost of funds than the Fund, and access to funding sources that are not available to the Fund); the inability of the Fund to reinvest the proceeds from the sale or repayment of any of its assets in suitable target investments on a timely basis, whether at prices that the Fund believes are appropriate or at all; and the inability of the Fund to secure debt financing or refinancing for the Fund’s portfolio companies on a timely basis, whether on a basis that is satisfactory to the Fund or at all.
Illiquidity and Long-Term Nature of Investments.
The market for many of the Fund’s portfolio companies is substantially less liquid than the market for publicly traded securities. In addition, certain portfolio companies may be subject to legal or contractual restrictions or requirements that limit the Fund’s ability to transfer them or sell them for cash. The resulting illiquidity of these investments may make it difficult for the Fund to sell such investments if the need arises. If the Fund needs to sell all or a portion of its portfolio over a short period of time, it may realize value significantly less than the value at which it had previously recorded those investments.

Tax Considerations.
An investment in the Fund involves complex U.S. and
non-U.S.
tax considerations that will differ for each investor depending on the investor’s particular circumstances. The investment decisions of the
Sub-Adviser
will be based primarily upon economic, not tax, considerations, and could result, from time to time, in adverse tax consequences to some or all shareholders. There can be no assurance that the structure of the Fund or of any investment will be tax-efficient
for any particular investor.
Under certain circumstances, investors in the Fund could be required to recognize taxable income in a taxable year for U.S. federal income tax purposes, even if the Fund either distributes no cash in such year or distributes cash in such year that is less than such amount of taxable income (including as a result of the Fund owning securities issued with original issue discount, owning interests in certain partnerships, owning interests in certain
non-U.S.
corporations and entering into certain transactions that are taxed on a mark-to-market
basis). In addition, the Fund may invest in securities of corporations and other entities organized outside the United States. Income from such investments may be subject to
non-U.S.
withholding taxes, which may or may not be reduced or eliminated by an income tax treaty. Furthermore, a shareholder may be subject to state and/or local taxes as a result of the Fund’s operations and activities. State and local laws may differ from U.S. federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. Each prospective investor is urged to consult with its own adviser as to the advisability and tax consequences of an investment in the Fund.
In addition, the Fund will take tax considerations into account in determining when the Fund’s portfolio companies should be sold or otherwise disposed of and may assume certain market risk and incur certain expenses in this regard to achieve favorable tax treatment of a transaction.
Reliance on Portfolio Company Management.
The
day-to-day
operations of a portfolio company will be the responsibility of such company’s management team. Although the
Sub-Adviser
will be responsible for monitoring the performance of portfolio companies and generally seeks to invest in companies operated by capable management, there can be no assurance that an existing management team, or any successor, will be able to successfully operate a portfolio company in accordance with the
Sub-Adviser’s
strategy for such company.
Investments in Less Established Companies.
The Fund may invest a portion of its assets in less established companies or early stage companies. Investments in such early stage companies may involve greater risks than those generally associated with investments in more established companies. For instance, less established companies tend to have smaller capitalizations and fewer resources and, therefore, are often more vulnerable to financial failure . Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In the case of start-up
enterprises, such companies may not have significant or any operating revenues. Early stage companies often experience unexpected issues in the areas of product development, manufacturing, marketing, financing and general management, which, in some cases, cannot be adequately resolved. A major risk also exists that a proposed service or product cannot be developed successfully with the resources available to such an early stage company. There is no assurance that the development efforts of any such early stage company will be successful or, if successful, will be completed within budget or the time period originally estimated. Substantial amounts of financing may be necessary to complete such development and there is no assurance that such funds will be available from any particular source, including institutional private placements or the public markets. The percentage of early stage companies that survive and prosper tends to be small. In addition, less mature companies could be more susceptible to irregular accounting or other fraudulent practices. Furthermore, to the extent there is any public market for the securities held by the Fund, securities of less established companies may be subject to more abrupt and erratic market price movements than those of larger, more established companies.
In addition to investing in less established or early stage companies, the Fund may actively engage in forming new businesses. Unlike investing in an existing company where start-up
risks are generally shared with third parties who also have vested interests in such company (including the company’s founders, existing managers or existing equity holders), in the case where the Fund forms a new business, all such risks are generally borne by the Fund. In addition, newly formed businesses face risks similar to those affecting less established or early stage companies as described above and may experience unexpected operational, developmental or financial issues that cannot be adequately resolved, and there is no assurance that such new business ventures will become successful.
Some of the portfolio investments expected to be made by the Fund should be considered highly speculative and may result in the loss of the Fund’s entire investment therein. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.
Uncertainty of Financial Projections.
The
Sub-Adviser
will generally establish the capital structure of portfolio companies on the basis of financial projections for such portfolio companies. Projections are forward-looking statements and are based upon certain assumptions. Projected operating results will normally be based primarily on management judgments. In all cases, projections are only estimates of future results that are based upon assumptions that the
Sub-Adviser
believes are reasonable at the time that the projections are developed. Projections are subject to a wide range of risks and uncertainties, however, and there can be no assurance that the actual results may not differ materially from those expressed or implied by such projections. Moreover, the inaccuracy of certain assumptions, the failure to satisfy certain financial requirements and the occurrence of other unforeseen events could impair the ability of a portfolio company to realize projected values. General economic conditions, which are not predictable, can also have a material adverse impact on the reliability of such projections.
Financing Arrangements.
To the extent that the Fund enters into financing arrangements, such arrangements may contain provisions that expose it to particular risk of loss. For example, any cross-default provisions could magnify the effect of an individual default. If a cross-default provision were exercised, this could result in a substantial loss for the Fund. Also, the Fund may, in the future, enter into financing arrangements that contain financial covenants that could require it to maintain certain financial ratios. If the Fund were to breach the financial covenants contained in any such financing arrangement, it might be required to repay such debt immediately in whole or in part, together with any attendant costs, and the Fund might be forced to sell some of its assets to fund such costs. The Fund might also be required to reduce or suspend distributions. Such financial covenants would also limit the ability of the
Sub-Adviser
to adopt the financial structure (e.g., by reducing levels of borrowing) which it would have adopted in the absence of such covenants.
Distributions.
We may not achieve investment results that will allow us to make a specified or stable level of cash distributions and our distributions may decrease over time. In addition, due to the asset coverage test applicable to us as a regulated closed-end
fund, we may be limited in our ability to make distributions.
We may fund our cash distributions to shareholders from any sources of funds available to us, including borrowings, net investment income from operations, capital gains proceeds from the sale of assets, non-capital
gains proceeds from the sale of assets, dividends or other distributions paid to us on account of preferred and common equity investments in portfolio companies and fee and expense reimbursement waivers from the Adviser and its affiliates, if any. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this registration statement. In addition, the inability to satisfy the asset coverage test applicable to us as a registered closed-end
fund may limit our ability to pay distributions. We cannot assure you that we will continue to pay distributions to our shareholders in the future. In the event that we encounter delays in locating suitable investment opportunities, we may pay all or a substantial portion of our distributions from borrowings or sources other than cash flow from operations in anticipation of future cash flow, which may constitute a return of your capital. A return of capital is a return of your investment, rather than a return of earnings or gains derived from our investment activities.
Broker or Dealer or Custodian Insolvency.
The Fund’s assets may be held in one or more accounts maintained for the Fund by its prime brokers or at other brokers or with one or more custodians, which may be located in various jurisdictions. Such prime brokers, local brokers and custodians, as brokerage firms, custodians or commercial banks, may be subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a prime broker or custodian or any of their respective sub-custodians,
agents or affiliates, or a local broker, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Investors should assume that the insolvency of any of the prime brokers or such other service providers would result in a loss to the Fund, which could be material.
Developments in the Structured Credit Markets and Their Broader Impact.
Declines in the market value of ABS and MBS, especially those backed by subprime mortgages, were associated with significant market events resulting in the global financial crisis of 2007–2009 and the subsequent regulatory and market responses to the financial crisis. Increasing credit and valuation problems in the subprime mortgage market generated extreme volatility and illiquidity in the markets for portfolio companies directly or indirectly exposed to subprime mortgage loans. This volatility and illiquidity extended to the global credit and equity markets generally, and, in particular, to the high-yield bond and loan markets, exacerbated by, among other things, uncertainty regarding the extent of problems in the mortgage industry and the degree of exposure of financial institutions and others, decreased risk tolerance by investors and significantly tightened availability of credit. Except for agency RMBS, and despite modest increases in non-agency
RMBS issuance, the market for RMBS has not significantly recovered (relative to the pre-financial
crisis market) from these conditions and it is difficult to predict if or when the non-agency
RMBS market will recover from such conditions. If the structured credit markets continue to face uncertainty or to deteriorate, then the Fund may not be presented with sufficient investment opportunities in ABS and MBS, which may prevent the Fund from successfully executing investment strategies in such investments. Moreover, further uncertainty or deterioration in the structured credit markets could result in further declines in the market values of or increased uncertainty with respect to such investments made or considered by the Fund, which could require the Fund to dispose of such investments at a loss while such adverse market conditions prevail.
Legal and Regulatory Risks
SEC Investigations.
There can be no assurance that the Fund, the
Sub-Adviser
or any of their affiliates will avoid regulatory examination and possibly enforcement actions in the future.
On August 23, 2016, without admitting or denying any wrongdoing, certain affiliates of Apollo consented to the entry of an order to cease and desist from committing or causing any violations and future violations of Sections 206(2) and 206(4) of the Advisers Act and Rules
206(4)-7
and
206(4)-8
thereunder. According to the SEC order, (1) such affiliates did not, among other things, provide sufficient pre-commitment
disclosure regarding the possibility of accelerating otherwise authorized fees upon termination of monitoring agreements with their portfolio investments, (2) certain affiliates of Apollo did not adequately disclose that interest from a loan from a private equity fund to its general partner would be allocated to the general partner, (3) such affiliates of Apollo did not adequately supervise a former senior partner’s expense reimbursement practices and (4) such affiliates of Apollo failed to adopt and implement policies and procedures reasonably designed to prevent violations of the Advisers Act and its rules. As part of the settlement, such affiliates of Apollo agreed to pay $37,527,000 of disgorgement and $2,727,552 of prejudgment interest to shareholders of Apollo-managed funds and a civil monetary penalty of $12,500,000 to the SEC.
There is also a risk that regulatory agencies in the United States and beyond will continue to adopt new laws or regulations (including tax laws or regulations), change existing laws or regulations, or enhance the interpretation or enforcement of existing laws and regulations.
Compliance Failures.
Apollo and certain of its affiliates, including the
Sub-Adviser,
are regulated entities, and any compliance failures or other inappropriate behavior by them may have a material and/or adverse effect on the Fund. The provision of investment management services is regulated in most relevant jurisdictions, and the
Sub-Adviser
(and Apollo generally) must maintain its regulatory authorizations to continue to be involved both in the management of the Fund’s investments and to continue Apollo’s businesses generally. The
Sub-Adviser’s
ability to source and execute investment transactions for the Fund, and investor sentiment with respect to the Fund, may be adversely affected by negative publicity arising from any regulatory compliance failures or other inappropriate behavior by any Apollo affiliate or its investment professionals.
Legal, Tax and Regulatory Risks.
Legal, tax and regulatory changes could occur during the Fund’s term that may adversely affect the Fund or its portfolio companies. There has been, and it is possible that there will be, further involvement of governmental and regulatory authorities in financial markets around the world. For example, the Fund expects to make investments in a number of different industries, some of which are or may become subject to regulation by one or more governmental agencies or authorities. New and existing regulations, changing regulatory requirements and the burdens of regulatory compliance all may have an adverse effect on the performance of investments that operate in these industries.
The
Sub-Adviser
cannot predict whether new legislation or regulation (including new tax measures) will be enacted by legislative bodies or governmental agencies, nor can either of them predict what effect such legislation or regulation might have. There can be no assurance that new legislation or regulation, including changes to existing laws and regulations, will not have an adverse effect on the Fund’s investment performance.
Changes in Tax Law.
The Biden administration may propose significant changes to the U.S. federal tax laws, some or all of which may be enacted. The passage of such legislation, as well as changes or modifications in existing judicial decisions or in the current positions of the IRS, could substantially modify the tax treatment described in this prospectus, possibly on a retroactive basis. The Fund cannot predict whether the U.S. Congress or any other legislative body will enact new tax legislation or whether the IRS or any other Tax Authority will issue new regulations or other guidance, nor can it predict what effect such legislation or regulations might have. There can be no assurance that new legislation or regulations, including changes to existing laws and regulations, will not have an adverse effect on the Fund’s investment performance.
Confidential Information.
As a holder of loans, the Fund may be entitled to receive material, non-public
information regarding borrowers which may limit the ability of Apollo’s funds and accounts, under applicable securities laws, to trade in the public securities of such borrowers, including the borrowers’ high-yield bonds. The Fund anticipates that, to avoid such restriction, it may elect not to receive such non-public
information. In situations where the Fund decides to receive such information, it may seek to discontinue receiving
non-public
information concerning the borrower under a loan when it is disclosed by such borrower that the borrower will issue high-yield bonds in the near future. As a result, the Fund, at times, may receive less information regarding such a borrower than is available to the other investors in such borrower’s loan, which may result in the Fund’s taking actions or refusing to take actions in a manner different than had it received such non-public
information.
Pay-to-Play
Laws, Regulations and Policies.
A number of U.S. states and municipal pension plans have adopted so-called
“pay-to-play”
laws, regulations or policies which prohibit, restrict or require disclosure of payments to (and/or certain contacts with) state officials by individuals and entities seeking to do business with state entities, including those seeking investments by public retirement funds. The SEC has adopted rules that, among other things, prohibit an investment adviser from providing advisory services for compensation to a government client for two years after the adviser or certain of its executives, employees or agents makes a contribution to certain elected officials or candidates. If the
Sub-Adviser,
any of its employees or affiliates or any service provider acting on their behalf fails to comply with such laws, regulations or policies, such non-compliance
could have an adverse effect on the Fund and Apollo generally, and may require the applicable shareholder to withdraw from the Fund.
Tax Audit Considerations.
The Fund may take positions with respect to certain tax issues that depend on legal and other interpretative conclusions. Should any such positions be successfully challenged by the IRS, a shareholder might be found to have a different tax liability for that year than that reported on its federal income tax return. In addition, an audit of the Fund may result in an audit of the returns of some or all of the shareholders, which examination could result in adjustments to the tax consequences initially reported by the Fund and affect items not related to a shareholder’s investment in the Fund. If such adjustments result in an increase in a shareholder’s federal income tax liability for any year, such shareholder may also be liable for interest and penalties with respect to the amount of underpayment. The legal and accounting costs incurred in connection with any audit of the Fund’s tax return will be borne by the Fund. The cost of any audit of a shareholder’s tax return will be borne solely by the shareholder.
Taxation in Foreign Jurisdictions.
The Fund and/or the shareholders could become subject to additional or unforeseen taxation in jurisdictions in which the Fund operates and invests. Changes to taxation treaties (or their interpretation) between the United States and the countries in which the Fund invests may adversely affect the Fund’s ability to efficiently realize income or capital gains. Interest payments on the Fund’s investments in certain jurisdictions and certain other items of income may be subject to withholding taxes and in some cases such withholding taxes may be greater than if such Fund investments were held directly by the shareholders. There can be no assurance that U.S. tax credits may be claimed with respect to such
non-U.S.
taxes incurred. Although the Fund may, where possible, make its investments in a way which minimizes or eliminates withholding taxes, where relevant, there can be no guarantee that such strategies will be successful.
Permanent Establishment Risks.
The Fund intends to conduct its operations in a manner that will not cause it to have a “permanent establishment” in any country outside the United States , as such term is defined in the relevant income tax treaty. There can be no assurance that a particular country will not assert that the Fund has a permanent establishment in such country, and if such assertion were upheld, it can potentially result in adverse tax consequences to the Fund.
Other Regulatory Considerations.
The Fund and/or the
Sub-Adviser
also may be subject to regulation in jurisdictions in which the Fund and the
Sub-Adviser
engage in business. Because the Fund’s business is dynamic and is expected to change over time, the Fund may be subject to new or additional regulatory constraints in the future.
This Prospectus cannot address or anticipate every possible current or future regulation that may affect the
Sub-Adviser,
the Fund or their businesses. Such regulations may have a significant impact on shareholders or the operations of the Fund, including restricting the types of investments the Fund may make, preventing the Fund from exercising its voting rights with regard to certain investments requiring the Fund to disclose the identity of its investors or their beneficial owners, or otherwise. The
Sub-Adviser
may, in its sole discretion, cause the Fund to be subject to such regulations if it believes that an investment or business activity is in the Fund’s interest, even if such regulations may have a detrimental effect on one or more shareholders.
Possible Risk of Conflicts
Potential Conflicts of Interest Risk.
The
Sub-Adviser
will be subject to certain conflicts of interest in its management of the Fund. These conflicts will arise primarily from the involvement of the
Sub-Adviser,
Apollo and their affiliates in other activities that may conflict with those of the Fund. The
Sub-Adviser,
Apollo and their affiliates engage in a broad spectrum of activities. In the ordinary course of their business activities, the
Sub-Adviser,
Apollo and their affiliates may engage in activities where the interests of certain divisions of the
Sub-Adviser,
Apollo and their affiliates or the interests of their clients may conflict with the interests of the Fund or the shareholders of the Fund. Other present and future activities of the
Sub-Adviser,
Apollo and their affiliates may give rise to additional conflicts of interest which may have a negative impact on the Fund.

In addressing these conflicts and regulatory, legal and contractual requirements across its various businesses, Apollo has implemented certain policies and procedures (e.g., information walls) that may reduce the positive synergies that the
Sub-Adviser
may have potentially utilized for purposes of finding attractive investments. Additionally, Apollo may limit a client and/or its portfolio companies from engaging in agreements with or related to companies in which any fund of Apollo has or has considered making an investment or which is otherwise an advisory client of Apollo and/or from time to time restrict or otherwise limit the ability of the Fund to make investments in or otherwise engage in businesses or activities competitive with companies or other clients of Apollo, either as result of contractual restrictions or otherwise. Finally, Apollo has in the past entered, and is likely in the future to enter, into one or more strategic relationships in certain regions or with respect to certain types of investments that, although possibly intended to provide greater opportunities for the Fund, may require the Fund to share such opportunities or otherwise limit the amount of an opportunity the Fund can otherwise take.
As part of its regular business, Apollo provides a broad range of services other than those provided by the
Sub-Adviser,
including investment banking, underwriting, capital markets syndication and advisory (including underwriting), placement, financial advisory, restructuring and advisory, consulting, asset/property management, mortgage servicing, insurance (including title insurance), monitoring, commitment, syndication, origination, servicing, management consulting and other similar operational and finance matters, healthcare consulting/brokerage, group purchasing, organizational, operational, loan servicing, financing, divestment and other services. In addition, Apollo may provide services in the future beyond those currently provided. The Fund will not receive a benefit from the fees or profits derived from such services. In such a case, a client of Apollo would typically require Apollo to act exclusively on its behalf. This request may preclude all of Apollo clients (including the Fund) from participating in related transactions that would otherwise be suitable. Apollo will be under no obligation to decline any such engagements in order to make an investment opportunity available to the Fund. In connection with its other businesses, Apollo will likely come into possession of information that limits its ability to engage in potential transactions. The Fund’s activities are expected to be constrained as a result of the inability of the personnel of Apollo to use such information. For example, employees of Apollo from time to time are prohibited by law or contract from sharing information with members of the
Sub-Adviser’s
investment team that would be relevant to monitoring the Fund’s portfolio and other investment decisions. Additionally, there are expected to be circumstances in which one or more of certain individuals associated with Apollo will be precluded from providing services related to the Fund’s activities because of certain confidential information available to those individuals or to other parts of Apollo (e.g., trading may be restricted). Apollo has long term relationships with a significant number of corporations and their senior management. In determining whether to invest in a particular transaction on behalf of the Fund, the
Sub-Adviser
will consider those relationships, and may decline to participate in a transaction as a result of such relationships. The Fund may also co invest with clients of Apollo in particular investment opportunities, and the relationship with such clients could influence the decisions made by the
Sub-Adviser
with respect to such investments. The Fund may be forced to sell or hold existing investments as a result of various relationships that Apollo may have or transactions or investments Apollo and its affiliates may make or have made. The inability to transact in any security, derivative or loan held by the Fund could result in significant losses to the Fund.
Limitations on Transactions with Affiliates Risk.
The 1940 Act limits our ability to enter into certain transactions with certain of our affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security directly from or to any portfolio company of or private equity fund managed by Apollo or any of their respective affiliates. However, the Fund may under certain circumstances purchase any such portfolio company’s loans or securities in the secondary market, which could create a conflict for the
Sub-Adviser
between the interests of the Fund and the portfolio company, in that the ability of the
Sub-Adviser
to recommend actions in the best interest of the Fund might be impaired. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to us.
Dependence on Key Personnel Risk.
The
Sub-Adviser
is dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the
Sub-Adviser
were to lose the services of these individuals, its ability to service the Fund could be adversely affected. As with any managed fund, the
Sub-Adviser
may not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio and the Fund’s performance may lag behind that of similar funds. The
Sub-Adviser
has informed the Fund that the investment professionals associated with the
Sub-Adviser
are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. In addition, individuals not currently associated with the
Sub-Adviser
may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals.
The
Sub-Adviser’s
ability to successfully manage the Fund depends on the
Sub-Adviser’s
employees and advisors. The
Sub-Adviser
will be relying extensively on the experience, relationships and expertise of these persons. There can be no assurance that these persons will remain with the
Sub-Adviser
or will otherwise continue to be able to carry on their current duties throughout the life of the Fund (which is expected to be indefinite) or that the
Sub-Adviser
will be able to attract and retain replacements or additional persons when needed. Additionally, investment professionals and other employees and advisors to the
Sub-Adviser
may not have been involved with the investment decisions and transactions made by the
Sub-Adviser
or any other Apollo Client described herein and may have a limited history working for Apollo. The loss of the services of one or more of these professionals could have an adverse impact on the Fund’s ability to realize its investment objectives. The Fund will also depend on the success of operating executives (including persons or entities employed, engaged or retained by Apollo) in supplementing the Fund’s investment team, among other things, in sourcing investment opportunities, in transaction analysis and due diligence, and with asset management, managerial and operational skills as appropriate for the assets in question. Certain industry executives, advisors, consultants and operating executives may be exclusive to Apollo or the Fund and could be employees of Apollo, but may not have the same compensation incentives as the Fund’s investment team due to, among other things, factors that distinguish these engagements from those of Apollo investment professionals, including the aspects of the transactions in which they are involved or the performance metrics upon which their compensation is based. Furthermore, certain Apollo personnel, in addition to their responsibilities on behalf of the
Sub-Adviser
and the Fund, are and will continue to be involved in the investment activities of other Apollo Clients, in other business activities of Apollo (including Apollo-sponsored SPACs and their acquisition targets) and in personal investment activities. In particular, the managing partners of Apollo have established family offices to provide investment advisory, accounting, administrative and other services to their respective family accounts (including certain charitable accounts) in connection with their personal investment activities unrelated to their investments in Apollo entities, and their respective involvement in such family offices will require the respective resources and attention of each such managing partner who may also have responsibilities to the Fund’s affairs.
The Fund has no employees and no separate facilities and is reliant on the
Sub-Adviser,
which has significant discretion as to the implementation of the Fund’s investment objective and policy. In particular, the Fund’s performance will depend on the success of the
Sub-Adviser’s
investment process.
Accordingly, the Fund will depend on the
Sub-Adviser’s
assessment of an appropriate acquisition price for, and
on-going
valuation of, the Fund’s investments. The acquisition price determined by the
Sub-Adviser
in respect of each investment position will be based on the returns that the
Sub-Adviser
expects the investment to generate, based on, among other things, the
Sub-Adviser’s
assessment of the nature of the investment and the relevant collateral, security position, risk profile and historical default rates of the position and supply and demand in the secondary loan market. Each of these factors involves subjective judgments and forward-looking determinations by the
Sub-Adviser.
If the
Sub-Adviser
misprices an investment (for whatever reason), the actual returns on the investment may be less than anticipated at the time of acquisition. Further, in light of the illiquidity of the investment, it may be difficult for the Fund to dispose of the investment at a price similar to the acquisition price.
Competition for Investment Opportunities.
There is currently, and will likely continue to be, competition for investment opportunities by investment vehicles and others with investment objectives and strategies identical or similar to the Fund’s investment objectives and strategies, as well as by business development companies, master limited partnerships, strategic investors, hedge funds and others. Some of these competitors may have more relevant experience, greater financial, technical, marketing and other resources, more personnel, higher risk tolerances, different risk assessments, lower return thresholds, lower cost of capital and access to funding sources unavailable to the Fund and a greater ability to achieve synergistic cost savings in respect of an investment than the Fund, the
Sub-Adviser,
Apollo or any of their respective affiliates. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number of opportunities available to the Fund and adversely affecting the terms, including pricing, upon which portfolio investments can be made. Such competition may be particularly acute with respect to participation by the Fund in auction proceedings. To the extent that the Fund encounters competition for investments, returns to shareholders may decrease.
Based on the foregoing, there can be no assurance that the Fund will be able to identify or consummate investments that satisfy the Fund’s rate of return objectives or realize upon their values, or that the Fund will be able to invest fully its committed capital. The success of the Fund will depend on the
Sub-Adviser’s
ability to identify suitable investments, to negotiate and arrange the closing of appropriate transactions and to arrange the timely disposition of portfolio investments.
Allocation of Investment Opportunities.
Apollo will provide investment management services to other Apollo Clients, and Apollo and/or such Apollo Clients may have one or more investment strategies that overlap or conflict with those of the Fund. The employment by Apollo of conflicting and/or overlapping strategies for other Apollo Clients may adversely affect the prices and availability of the securities and other assets in which the Fund invests. If participation in specific investment opportunities is appropriate for both the Fund and one or more other Apollo Clients (or Apollo itself, such as an Apollo-sponsored SPAC), participation in such opportunities will be allocated pursuant to Apollo’s allocation policies and procedures. There can be no assurance, however, that the application of such policies will result in the allocation of a specific investment opportunity to the Fund or that the Fund will participate in all investment opportunities falling within its investment objective. Such considerations may result in allocations of certain investments among the Fund and other Apollo Clients on other than a pari passu basis and, in some cases, to a newly-formed Apollo Client established for a particular investment. In the past, the application of such policies has resulted in the allocation by Apollo of certain investment opportunities relating to the alternative investment management business to (i) Apollo rather than to Apollo Clients and (ii) a newly-formed Apollo Client created for a particular investment opportunity or otherwise, and Apollo expects to allocate certain opportunities in a similar manner in the future. It is possible that the allocation of such opportunities to Apollo rather than to Apollo Clients, such as the Fund, may occur as a result of, in connection with, or ancillary to, the allocation of investment opportunities to such Apollo Clients (e.g., where Apollo has been afforded an opportunity to acquire an alternative investment management business as a result of an investment made or proposed to be made by the Fund). It is possible that the allocation of such opportunities to Apollo rather than to Apollo Clients, such as the Fund, may occur as a result of, in connection with, or ancillary to, the allocation of investment opportunities to such Apollo Clients (e.g., where Apollo has been afforded an opportunity to acquire an alternative investment management business as a result of an investment made or proposed to be made by the Fund).

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on April 5, 2016. The Fund’s Declaration of Trust provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest. The Trustees have authorized an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders.
The Fund currently offers six different classes of shares: Class A, Class C, Class I, Class F, Class L, and Class M shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each share class may be different. The fees and expenses for the Class F shares of the Fund are set forth in “Summary of Fund Expenses”. Further, the quarterly distributions paid to shareholders, if any, will vary for each share class based on different expenses for such classes. Certain share class details are set forth in “Plan of Distribution”.
The following table shows the amounts of Fund shares that have been authorized and are outstanding as of July 31, 2023:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Shown Under (3)
Class A Shares	Unlimited	None	3,481,066
Class C Shares	Unlimited	None	4,121,988
Class I Shares	Unlimited	None	23,322,679
Class F Shares	Unlimited	None	689,098
Class L Shares	Unlimited	None	658,970
Class M Shares	Unlimited	None	4,431
Shares
The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. Each share of the Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the same class of the Fund. See “Dividend Reinvestment Plan.” The 1940 Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive
rights associated with the shares. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.
The Fund generally will not issue share certificates. However, upon written request to the Transfer Agent, a share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Transfer Agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. SS&C will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.
Other Classes of Shares.
The Fund offers Class A, Class C, Class I, Class L and Class M shares through separate prospectuses. Class A, Class C and Class L shares are subject to lower investment minimums, but are subject to sales charges, shareholder servicing fees, and distribution fees (Class C and Class L shares only). Class L shares are offered only through certain platforms. Class I shares are not subject to sales charges, shareholder servicing fees, and distribution fees, but are subject to higher investment minimums. Class M shares are subject to distribution fees and are offered only through certain platforms. Class F shares are no longer offered except for reinvestment of dividends.

Outstanding Securities [Table Text Block]
The following table shows the amounts of Fund shares that have been authorized and are outstanding as of July 31, 2023:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Shown Under (3)
Class A Shares	Unlimited	None	3,481,066
Class C Shares	Unlimited	None	4,121,988
Class I Shares	Unlimited	None	23,322,679
Class F Shares	Unlimited	None	689,098
Class L Shares	Unlimited	None	658,970
Class M Shares	Unlimited	None	4,431
Other Classes of Shares.
The Fund offers Class A, Class C, Class I, Class L and Class M shares through separate prospectuses. Class A, Class C and Class L shares are subject to lower investment minimums, but are subject to sales charges, shareholder servicing fees, and distribution fees (Class C and Class L shares only). Class L shares are offered only through certain platforms. Class I shares are not subject to sales charges, shareholder servicing fees, and distribution fees, but are subject to higher investment minimums. Class M shares are subject to distribution fees and are offered only through certain platforms. Class F shares are no longer offered except for reinvestment of dividends.

Class F [Member] | Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to shares
Class F [Member] | Risks Related to an Investment in the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to an Investment in the Fund
Investment and Market Risk.
An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s Common Shares represents an indirect investment in the Fund’s portfolio of debt instruments, other securities, and derivative investments, and the value of these investments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Fund’s Common Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.
All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved. The Fund may utilize investment techniques, such as leverage and swaps, which can in certain circumstances increase the adverse impact to which the Fund’s investment portfolio may be subject.
Repurchase Offers Risks.
The Fund is an interval fund and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash, cash from the sale of Common Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by (i) holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and (ii) holding back (i.e., not investing) cash from the sale of Common Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect holders of Common Shares who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.
If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Common Shares as of the date the repurchase offer ends ( the “Repurchase Request Deadline”). In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will generally be a taxable event to common shareholders.
General Market Conditions Risk.
Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of the global credit markets, periods of reduced liquidity, greater volatility, general volatility of credit spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global credit market conditions have episodically adversely affected the market values of equity, fixed-income and other securities and this volatility may continue and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain, but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.
The Fund may invest in securities of publicly traded companies. Securities markets in certain countries in which the Fund may invest are fragmented, smaller, less liquid and more volatile than the securities markets of the United States and certain other developed countries. Securities markets in the countries in which the Fund may invest have, in the past, experienced substantial price volatility that could have an adverse impact on the value of the Fund’s investments that consist of securities. Periods of economic and political uncertainty may result in further volatility in the value of such investments. As a result, there may be greater volatility than the volatility that could be expected by investors in comparable securities traded in U.S. securities markets. There can be no assurance that the Fund’s investments will not be sold at prices below their acquisition costs.
Major public health issues, such as
COVID-19,
have at times, and may in the future impact the Fund. The
COVID-19
pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the
COVID-19
pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments.
COVID-19,
or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.
In early 2022, Russia commenced a military invasion of Ukraine. In response, countries worldwide, including the United States, have imposed sanctions against Russia on certain businesses and individuals, including, but not limited to, those in the banking, import and export sectors. This invasion has led to, and for an unknown period of time, may continue to lead to, disruptions in local, regional, national, and global markets and economies. The invasion of Ukraine has caused, and may continue to cause, political, social, and economic disruptions and uncertainties as well as material increases in certain commodity prices that may affect the Fund’s business operations or the business operations of portfolio companies.
Furthermore, a counterparty’s ability to meet or willingness to honor its financial obligations, including its ability to extend credit or otherwise to transact with the Fund or a portfolio company or issuer to which the Fund makes a loan or in which the Fund invests directly may be negatively impacted. Current conditions may affect how counterparties interpret their obligations (and the Fund’s obligations) pursuant to counterparty arrangements such that the applicability, or lack thereof, of force majeure or similar provisions could also come into question and ultimately could work to the detriment of the Fund. These circumstances also may hinder the
Sub-Adviser’s,
the Fund’s and/or a portfolio companies’ ability to conduct their affairs and activities as they normally would, including by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing their ability to make accurate and timely projections of financial performance.
While the
Sub-Adviser
expects that the current environment will yield attractive investment opportunities for the Fund, the investments made by the Fund are expected to be sensitive to the performance of the overall economy. General fluctuations in the market prices of securities and interest rates may affect the value of portfolio investments or increase the risks associated with an investment in the Fund. There can be no assurances that conditions in the global financial markets will not change to the detriment of the Fund’s investments and investment strategy. The continuing negative impact on economic fundamentals and consumer and business confidence would likely further increase market volatility and reduce liquidity, both of which could adversely affect the access to capital, ability to utilize leverage or overall performance of the Fund or one or more of its portfolio companies and these or similar events may affect the ability of the Fund to execute its investment strategy.
Portfolio Turnover Risk.
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to common shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See “The Fund’s Investments—Investment Policies—Portfolio Turnover” and “Tax Considerations.”
Anti-Takeover Provisions.
The Fund’s Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end
status. See “Anti-Takeover Provisions in the Declaration of Trust.”
Market Disruptions.
The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships (on which the
Sub-Adviser
bases a number of its trading positions) become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk
strategies performing with unprecedented volatility and risk.
Highly Volatile Markets.
The prices of financial instruments in which the Fund may invest can be highly volatile. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.
Credit Facilities.
In the event we default under a credit facility or other borrowings, our business could be adversely affected as we may be forced to sell a portion of our investments quickly and prematurely at what may be disadvantageous prices to us in order to meet our outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
A credit facility may be backed by all or a portion of our loans and securities on which the lenders will have a security interest. We may pledge up to 100% of our assets and may grant a security interest in all of our assets under the terms of any debt instrument we enter into with lenders. We expect that any security interests we grant will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, we expect that the custodian for our securities serving as collateral for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If we were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of our assets securing such debt, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
In addition, any security interests and/or negative covenants required by a credit facility may limit our ability to create liens on assets to secure additional debt and may make it difficult for us to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if our borrowing base under a credit facility were to decrease, we may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of our assets are secured at the time of such a borrowing base deficiency, we could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on our ability to fund future investments and to make distributions.
In addition, we may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There may also be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on our business and financial condition. This could reduce our liquidity and cash flow and impair our ability to grow our business.
Shareholders May Experience Dilution.
All distributions declared in cash payable to shareholders that are participants in our distribution reinvestment plan will generally be automatically reinvested in our Common Shares. As a result, shareholders that do not participate in our distribution reinvestment plan may experience dilution over time.
Holders of our Common Shares will not have preemptive rights to any shares we issue in the future. Our charter allows us to issue an unlimited number of Common Shares. After you purchase Common Shares in this offering, our Board may elect, without shareholder approval, to: (1) sell additional shares in future offerings; (2) issue Common Shares or interests in any of our subsidiaries in private offerings; (3) issue Common Shares upon the exercise of the options we may grant to our independent directors or future employees; or (4) subject to applicable law, issue Common Shares in payment of an outstanding obligation to pay fees for services rendered to us. To the extent we issue additional Common Shares after your purchase in this offering, your percentage ownership interest in us will be diluted. Because of these and other reasons, our shareholders may experience substantial dilution in their percentage ownership of our Common Shares or their interests in the underlying assets held by our subsidiaries.
Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses.
Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. Our Declaration of Trust provides that our Trustees will not be liable to us or our shareholders for monetary damages for breach of fiduciary duty as a trustee to the fullest extent permitted by Delaware law. Our Declaration of Trust provides for the indemnification of any person to the full extent permitted, and in the manner provided, by Delaware law. In accordance with the 1940 Act, we will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
Pursuant to our Declaration of Trust and subject to certain exceptions described therein, we will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former Trustee or officer of the Fund and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (ii) any individual who, while a Trustee or officer of the Fund and at the request of the Fund, serves or has served as a trustee, officer, partner or trustee of any corporation, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity (each such person, an “Indemnitee”), in each case to the fullest extent permitted by Delaware law. Notwithstanding the foregoing, we will not provide indemnification for any loss, liability or expense arising from or out of an alleged violation of federal or state securities laws by an Indemnitee unless (i) there has been a successful adjudication on the merits of each count involving alleged securities law violations, (ii) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction, or (iii) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee and finds that indemnification of the settlement and the related costs should be made and the court considering the request for indemnification has been advised of the position of the SEC and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.
We will not indemnify an Indemnitee against any liability or loss suffered by such Indemnitee unless (i) the Fund determines in good faith that the course of conduct that caused the loss or liability was in the best interest of the Fund, (ii) the Indemnitee was acting on behalf of or performing services for the Fund, (iii) such liability or loss was not the result of (A) negligence or misconduct, in the case that the party seeking indemnification is a Trustee (other than an independent Trustee), officer, employee, controlling person or agent of the Fund, or (B) gross negligence or willful misconduct, in the case that the party seeking indemnification is an independent Trustee, and (iv) such indemnification or agreement to hold harmless is recoverable only out of assets of the Fund and not from the shareholders.
In addition, the Declaration of Trust permits the Fund to advance reasonable expenses to an Indemnitee, and we will do so in advance of final disposition of a proceeding (a) if the proceeding relates to acts or omissions with respect to the performance of duties or services on behalf of the Fund, (b) the legal proceeding was initiated by a third party who is not a shareholder or, if by a shareholder of the Fund acting in his or her capacity as such, a court of competent jurisdiction approves such advancement and (c) upon the Fund’s receipt of (i) a written affirmation by the trustee or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the Fund and (ii) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the Fund, together with the applicable legal rate of interest thereon, if it is ultimately determined that the standard of conduct was not met.
Operational Risk.
The Fund depends on the
Sub-Adviser
to develop the appropriate systems and procedures to control operational risk. Operational risks arising from mistakes made in the confirmation or settlement of transactions, from transactions not being properly booked, evaluated or accounted for or other similar disruption in the Fund’s operations, can cause the Fund to suffer financial loss, the disruption of its business, liability to clients or third parties, regulatory intervention or reputational damage. The Fund’s business is highly dependent on its ability to process, on a daily basis, a large number of transactions across numerous and diverse markets. Consequently, the Fund relies heavily on its financial, accounting and other data processing systems. The ability of its systems to accommodate an increasing volume of transactions could also constrain the Fund’s abilities to properly manage its portfolios. Shareholders are generally not notified of the occurrence of an error or the resolution of any error. Generally, the
Sub-Adviser
and its affiliates will not be held accountable for such errors, and the Fund may bear losses resulting from such errors.
Minimal Capitalization Risk.
There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. An inability to raise sufficient capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. Further, if the Fund is unable to raise sufficient capital, shareholders may bear higher expenses due to a lack of economies of scale.
Allocation Risk.
The ability of the Fund to achieve its investment objective depends, in part, on the ability of the
Sub-Adviser
to allocate effectively the Fund’s assets among the various asset types in which the Fund invests and, with respect to each such asset class, among debt securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.
Issuer Risk.
The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk.
The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The
Sub-Adviser’s
judgments about the attractiveness, value and potential appreciation of a particular sector and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.
Correlation Risk.
The Fund seeks to produce returns that are less correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.
Distribution Policy Risk.
The Fund’s distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (
i.e.
from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Class F [Member] | Risks Related to the Fund's Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Fund’s Investments
Loans Risk.
Under normal market conditions, the Fund will invest in loans. The loans that the Fund may invest in include loans that are first lien, second lien, third lien or that are unsecured. In addition, the loans the Fund will invest in will usually be rated below investment grade or may also be unrated. Loans are subject to a number of risks described elsewhere in this Prospectus, including credit risk, liquidity risk, below investment grade instruments risk and management risk.
Although certain loans in which the Fund may invest will be secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal. In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. In the event of a decline in the value of the already pledged collateral, if the terms of a loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loans. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the borrower. Those loans that are under-collateralized involve a greater risk of loss.
In general, the secondary trading market for loans is not fully-developed. No active trading market may exist for certain loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell certain loans quickly or at a fair price. To the extent that a secondary market does exist for certain loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of loans.
If legislation of state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default.
If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the
Sub-Adviser,
do not represent fair value. If the Fund attempts to sell a loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the loan may be adversely affected.
The Fund may acquire loans through assignments or participations. The Fund will typically acquire loans through assignment. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.
A participation typically results in a contractual relationship only with the institution selling the participation interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. Certain participation agreements also include the option to convert the participation to a full assignment under agreed upon circumstances. The
Sub-Adviser
has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a loan through a participation.
In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the borrower or the quality of the loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the loan than the Fund expected when initially purchasing the participation.
The Fund also may originate loans or acquire loans by participating in the initial issuance of the loan as part of a syndicate of banks and financial institutions, or receive its interest in a loan directly from the borrower, if the borrower has annual revenues in excess of $2.5 billion at the time of origination or acquisition.
The
Sub-Adviser
has established a counterparty and liquidity
sub-committee
that regularly reviews each broker-dealer counterparty for, among other things, its quality and the quality of its execution. The established procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the counterparty and liquidity sub-committee
of the
Sub-Adviser.
The factors considered by the
sub-committee
when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets.

Investments in Bank Loans and Participations
. The investment portfolio of the Fund may include bank loans and participations. The special risks associated with investing in these obligations include: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) environmental liabilities that may arise with respect to collateral securing the obligations; (iii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality; (iv) limitations on the ability of the Fund or the
Sub-Adviser
to directly enforce any of their respective rights with respect to participations; and (v) generation of income that is subject to U.S. federal income taxation as income effectively connected with a U.S. trade or business. The
Sub-Adviser
will attempt to balance the magnitude of these risks against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund.
Bank loans do not presently have the liquidity of conventional debt securities and are often subject to restrictions on resale. Due to the illiquidity of bank loans, the Fund may not be able to dispose of its investments in bank loans in a timely fashion and at a fair price, which could adversely affect the performance of the Fund. With respect to bank loans acquired as participations by the Fund, because the holder of a participation generally has no contractual relationship with a borrower, the Fund will have to rely upon a third party to pursue appropriate remedies against a borrower in the event of a default. As a result, the Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights directly against a borrower or through the agent.
Furthermore, a borrower of a bank loan, in some cases, may prepay the bank loan. Prepayments could adversely affect the Fund’s interest income to the extent that the Fund is unable to reinvest promptly payments in bank loans or otherwise or if such prepayments were made during a period of declining interest rates.
Senior Loans Risk.
Senior secured loans are usually rated below investment-grade or may also be unrated. As a result, the risks associated with senior secured loans are similar to the risks of below investment-grade fixed income instruments, although senior secured loans are senior and secured in contrast to other below investment-grade fixed income instruments, which are often subordinated or unsecured. Investment in senior secured loans rated below investment-grade is considered speculative because of the credit risk of their issuers. There may be less readily available and reliable information about most senior secured loans than is the case for many other types of securities. As a result, the
Sub-Adviser
will rely primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. Therefore, the Fund will be particularly dependent on the analytical abilities of the
Sub-Adviser.
In general, the secondary trading market for senior secured loans is not well developed. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell senior secured loans quickly or at a fair price. To the extent that a secondary market does exist for certain senior secured loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Subordinated Loans or Securities. Certain of the Fund’s investments may consist of loans or securities, or interests in pools of securities that are subordinated or may be subordinated in right of payment and ranked junior to other securities issued by, or loans made to obligors. If an obligor experiences financial difficulty, holders of its more senior securities will be entitled to payments in priority to the Fund. Some of the Fund’s asset-backed investments may also have structural features that divert payments of interest and/or principal to more senior classes of loans or securities backed by the same assets when loss rates or delinquency exceeds certain levels. This may interrupt the income the Fund receives from its investments, which may lead to the Fund having less income to distribute to investors.
In addition, many of the obligors are highly leveraged and many of the Fund’s investments will be in securities which are unrated or rated below investment-grade. Such investments are subject to additional risks, including an increased risk of default during periods of economic downturn, the possibility that the obligor may not be able to meet its debt payments and limited secondary market support, among other risks.
Loans to Private Companies. Loans to private and middle-market companies involves risks that may not exist in the case of large, more established and/or publicly traded companies, including, without limitation:

•
these companies may have limited financial resources and limited access to additional financing, which may increase the risk of their defaulting on their obligations, leaving creditors, such as the Fund, dependent on any guarantees or collateral that they may have obtained;

•
these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which render such companies more vulnerable to competition and market conditions, as well as general economic downturns;

•	there will not be as much information publicly available about these companies as would be available for public companies and such information may not be of the same quality;

•
these companies are more likely to depend on the management talents and efforts of a small group of persons; as a result, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on these companies’ ability to meet their obligations;

•
these companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance their expansion or maintain their competitive position; and

•	these companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Below Investment Grade, or High-Yield, Instruments Risk.
The Fund anticipates that it may invest substantially all of its assets in instruments that are rated below investment grade. Below investment grade instruments are commonly referred to as “junk” or high-yield instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns, which could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.
Lower grade instruments, though higher yielding, are characterized by higher risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated instruments. The retail secondary market for lower grade instruments may be less liquid than that for higher rated instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s net asset value. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in Common Shares of the Fund, both in the short-term and the long-term.
Valuation Risk.
Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for most of the Fund’s investments to trade. The Fund’s investments generally trade on an
“over-the-counter”
market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.
Liquidity Risk.
To the extent consistent with the applicable liquidity requirements for interval funds under Rule
23c-3
of the 1940 Act, the Fund may invest in securities that, at the time of investment, are illiquid (determined using the SEC’s standard applicable to registered investment companies, i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). However, securities that cannot be disposed of within seven days due solely to applicable laws or the
Sub-Adviser’s
compliance policies and procedures will not be subject to the limitations set forth above. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The
Sub-Adviser’s
judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.

Some loans and other instruments are not readily marketable and may be subject to restrictions on resale. Loans and other instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the loans and other instruments in which the Fund will invest. Where a secondary market exists, the market for some loans and other instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund has no limitation on the amount of its assets which may be invested in instruments that are not readily marketable or are subject to restrictions on resale.
Failure of Financial Institutions and Sustained Financial Market Illiquidity.
The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which we and/or our portfolio companies have a commercial relationship could adversely affect, among other things, our and/or our portfolio companies’ ability to pursue key strategic initiatives, including by affecting our ability to borrow from financial institutions on favorable terms. Our direct origination platform generally focuses on mature companies backed by well-funded large sponsors (e.g., private equity firms), typically with significant equity capital invested. In the event a portfolio company, or potential portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, such portfolio company may experience delays or other issues in meeting certain obligations or consummating transactions.
Additionally, if a portfolio company’s sponsor has a commercial relationship with a bank that has failed or is otherwise distressed, the portfolio company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such bank failure(s) could affect, in certain circumstances, the ability of both affiliated and unaffiliated co-lenders,
including syndicate banks or other fund vehicles, to undertake and/or execute co-investment
transactions with us, which in turn may result in fewer
co-investment
opportunities being made available to us or impact our ability to provide additional follow-on
support to portfolio companies. Our and our portfolio companies’ ability to spread banking relationships among multiple institutions may be limited by certain contractual arrangements, including liens placed on their respective assets as a result of a bank agreeing to provide financing.
Temporary Defensive Strategies.
From time to time, the Fund may temporarily depart from its principal investment strategies as a defensive measure when the
Sub-Adviser
anticipates unusual market or other conditions. When a temporary defensive posture is believed by the
Sub-Adviser
to be warranted (“temporary defensive periods”), the Fund may without limitation hold cash or invest its Managed Assets in money market instruments and repurchase agreements in respect of those instruments. The money market instruments in which the Fund may invest are obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated
A-1
or higher by S&P or
Prime-1
by Moody’s; and certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, the Fund may also invest to the extent permitted by applicable law in shares of money market mutual funds. Money market mutual funds are investment companies and the investments in those companies by the Fund are in some cases subject to applicable law. To the extent that the Fund invests defensively, it may not achieve its investment objective.
Credit Risk.
Credit risk is the risk that one or more loans in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status. While a senior position in the capital structure of a borrower or issuer may provide some protection with respect to the Fund’s investments in certain loans, losses may still occur because the market value of loans is affected by the creditworthiness of borrowers or issuers and by general economic and specific industry conditions and the Fund’s other investments will often be subordinate to other debt in the issuer’s capital structure. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which invests in investment grade securities. The prices of lower grade instruments are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade instruments. Instruments of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default. In addition, the Fund may enter into credit derivatives which may expose it to additional risk in the event that the instruments underlying the derivatives default.
Interest Rate Risk.
The fixed-income instruments that the Fund may invest in are subject to the risk that market values of such securities will decline as interest rates increase. These changes in interest rates have a more pronounced effect on securities with longer durations. Typically, the impact of changes in interest rates on the market value of an instrument will be more pronounced for fixed-rate instruments, such as most corporate bonds, than it will for floating rate instruments. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV. After a period of historically low interest rates, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates. It cannot be predicted with certainty when, or how, these policies will change, but actions by the Federal Reserve and other central bankers may have a significant effect on interest rates and on the U.S. and world economies generally. Market volatility, rising interest rates, uncertainty around interest rates and/or unfavorable economic conditions could adversely affect our business.
Transition from LIBOR Risk.
Although the London Interbank Offered Rate (“LIBOR”) is no longer published as of June 30, 2023, certain securities and financial instruments that the Fund may hold may still include a LIBOR reference rate. The elimination of LIBOR and transition to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect Fund performance and/or NAV. Uncertainty and risk still remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may still lead to increased volatility and illiquidity in markets that have historically been tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting Fund performance. Furthermore, the risks associated with the discontinuation of LIBOR and transition to alternative rates may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The ultimate impact of the discontinuance of LIBOR on the Fund remains uncertain and may result in losses to the Fund.
The Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate (referred to as “SOFR”), which is their preferred alternative rate for U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have already begun publication. Markets are in the process of developing in response to these new rates. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and SOFR, there has been no global consensus as to an alternative rate and the process for amending existing contracts or instruments to transition away from LIBOR remains incomplete.
Structured Products Risk.
The Fund may invest up to 30% of its Managed Assets in structured products, including CLOs, floating rate mortgage-backed securities and credit linked notes. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.
Investments in structured notes involve risks, including credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note. See “Risk Factors – Risks Related to the Fund’s Investments.”
Covenant-Lite Loans Risk.
Covenant-lite loans contain fewer maintenance covenants than other types of loans, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.

CDO Securities.
Collateralized debt obligation securities generally are limited-recourse obligations of the issuer thereof payable solely from the underlying securities of such issuer or proceeds thereof. Consequently, holders of CDO securities must rely solely on distributions on the underlying securities or proceeds thereof for payment in respect thereof. If distributions on the underlying securities are insufficient to make payments on the CDO securities, no other assets will be available for payment of the deficiency and following realization of the underlying assets, the obligations of such issuer to pay such deficiency will be extinguished. Such underlying securities may consist of high-yield debt securities, loans, structured finance securities and other debt instruments, generally rated below investment-grade (or of equivalent credit quality) except for structured finance securities. High-yield debt securities are generally unsecured (and loans may be unsecured) and may be subordinated to certain other obligations of the issuer thereof. The lower rating of high-yield debt securities and below investment-grade loans reflects a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the issuer to make payments of principal or interest. Such investments may be speculative.
Issuers of CDO securities may acquire interests in loans and other debt obligations by way of sale, assignment or participation. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution.
The underlying securities of an issuer of CDO securities may bear interest at a fixed rate while the CDO securities issued by such issuer may bear interest at a floating rate (or the reverse may be true). As a result, there could be a floating/fixed rate or basis mismatch between such CDO securities and underlying securities. In addition, there may be a timing mismatch between the CDO securities and underlying securities that bear interest at a floating rate, as the interest rate on such floating rate underlying securities may adjust more frequently or less frequently, on different dates and based on different indices, than the interest rates on the CDO securities. As a result of such mismatches, an increase or decrease in the level of the floating rate indices could adversely impact the ability of the issuers thereof to make payments on the CDO securities.
There is no established, liquid secondary market for many of the CDO securities that the Fund may purchase, and the lack of such an established, liquid secondary market may have an adverse effect on the market value of such CDO securities and the Fund’s ability to dispose of them. Such illiquidity may adversely affect the price and timing of the Fund’s liquidation of CDO securities, including the liquidation of CDO securities following the occurrence of an event of default under the indenture or in connection with a redemption of the notes.
CLO Risk.
In addition to the general risks associated with debt securities and structured products discussed herein, CLOs carry additional risks, including, but not limited to (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof, (iv) the potential of spread compression in the underlying loans of the CLO, which could reduce credit enhancement in the CLOs and (v) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
CLO junior debt securities that the Fund may acquire are subordinated to more senior tranches of CLO debt. CLO junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same securities. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the liabilities of a CLO at inception exceed its total assets. Though not exclusively, the Fund will typically be in a first loss or subordinated position with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize phantom taxable income from its investments in the subordinated tranches of CLOs.
Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.
The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to senior secured loan defaults, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem any senior notes or to purchase additional senior secured loans, until the ratios again exceed the minimum required levels or any senior notes are repaid in full.
Privacy and Data Security Laws.
Many jurisdictions in which the Fund and its portfolio companies operate have laws and regulations relating to data privacy, cyber security and protection of personal information, including the GDPR in the EU that went into effect in May 2018 and the CCPA that took effect in January 2020 and provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the
Sub-Adviser
fail to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.
Leverage Risk.
Under current market conditions, the Fund generally intends to utilize leverage in an amount up to 33 1/3% of the Fund’s Managed Assets principally through borrowings. In the future, the Fund may elect to utilize leverage in an amount up to 50% of the Fund’s total assets through the issuance of preferred shares. Leverage may result in greater volatility of the net asset value and distributions on the Common Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from borrowings or the issuance of preferred shares, if any, are borne entirely by common shareholders. Common Share income may fall if the interest rate on borrowings or the dividend rate on preferred shares rises, and may fluctuate as the interest rate on borrowings or the dividend rate on preferred shares varies. In addition, the Fund’s use of leverage will result in increased operating costs. Thus, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to common shareholders will be reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to common shareholders than if the Fund were not so leveraged. In addition, the costs associated with the Fund’s incursion and maintenance of leverage could increase over time. There can be no assurance that the Fund’s leveraging strategy will be successful.
Any decline in the net asset value of the Fund will be borne entirely by common shareholders. Therefore, if the market value of the Fund’s portfolio declines, the Fund’s use of leverage will result in a greater decrease in net asset value to common shareholders than if the Fund were not leveraged.
Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral.
Derivatives Risk.
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, credit risk, leveraging risk, counterparty risk, tax risk, and management risk, as well as risks arising from changes in applicable requirements. They also involve the risk of mispricing, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by common shareholders.
The Fund relies on certain exemptions in Rule
18f-4
to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule
18f-4,
“derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule
18f-4(d)(1)(ii),
reverse repurchase agreements and similar financing transactions. The Fund will rely on a separate exemption in Rule
18f-
4(e) when entering into unfunded commitment agreements, which includes any commitment to make a loan to a company, including term loans, delayed draw term loans, and revolvers, or to invest equity in a company. To rely on the unfunded commitment agreements exemption, the Fund must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash the equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. The Fund will rely on the exemption in Rule
18f-4(f)
when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced
commitments, and dollar rolls) and
non-standard
settlement cycle securities, if certain conditions are met.
The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule
18f-4.
To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule
18f-4).
Unless the Fund qualifies as a “limited derivatives user” as defined in Rule
18f-4,
the rule would, among other things, require the Fund to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk
based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.
Counterparty Risk.
The Fund is subject to credit risk with respect to the counterparties to its derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or our hedge counterparty in the case of OTC instruments) purchased by the Fund. Counterparty risk is the risk that the other party in a derivative transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to their derivative transactions will affect the value of those instruments. By entering into derivatives, the Fund assumes the risks that theses counterparties could experience financial or other hardships that could call into question their continued ability to perform their obligations. In the case of a default by the counterparty, the Fund could become subject to adverse market movements while replacement transactions are executed. The ability of the Fund to transact business with any one or number of counterparties, the possible lack of a meaningful and independent evaluation of such counterparties’ financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. Furthermore, concentration of derivatives in any particular counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty.
The
Sub-Adviser
evaluates and monitors the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial or other difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy or other analogous proceedings. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value upon the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying assets. The Fund may obtain only a limited recovery or may obtain no recovery at all in such circumstances.
Certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more categories may be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations (including, but not limited to, financial obligations and legal obligations to segregate margins collected by the clearing house) to the Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter
derivatives may be further complicated by recently enacted U.S. financial reform legislation. See “Derivatives Legislation and Regulatory Risk” below.
Legislation and Regulatory Risk.
The enforceability of agreements governing hedging transactions may depend on compliance with applicable statutory and other regulatory requirements and, depending on the identity of the counterparty, applicable international requirements. New or amended regulations may be imposed by the CFTC, the SEC, the Federal Reserve, the EU or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

In addition, the securities and futures markets are subject to comprehensive statutes and regulations. For instance, the Dodd–Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) could have an adverse effect on the Fund’s ability to use derivative instruments. The Dodd-Frank Act is designed to impose stringent regulation on the over-the-counter
derivatives market in an attempt to increase transparency and accountability and provides for, among other things, new clearing, execution, margin, reporting, recordkeeping, business conduct, documentation, disclosure, position limit, minimum net capital and registration requirements. Although the CFTC has released final rules relating to clearing, execution, reporting, risk management, compliance, position limit, anti-fraud, consumer protection, portfolio reconciliation, documentation, recordkeeping, business conduct, margin requirements and registration requirements under the Dodd-Frank Act, many of the provisions are subject to further final rulemaking and clarifications, and thus the Dodd-Frank Act’s ultimate impact remains unclear.
In addition to U.S. laws and regulations, certain
non-U.S.
regulatory authorities, such as those in the EU, Australia, Japan and Hong Kong, have passed or proposed, or may propose in the future, legislation similar to that imposed by the Dodd-Frank Act. For example, the EU regulations on derivatives will impose position limits on commodity transactions, and the European Market Infrastructure Regulation (“EMIR”) already requires reporting of derivatives and various risk mitigation techniques to be applied to derivatives entered into by parties that are subject to the jurisdiction of EMIR. Certain entities, including private funds, may be required to clear certain derivatives and may become subject to initial and variation margin requirements with respect to their non-cleared
derivatives, under the recently implemented “EMIR Refit” regulations. These EU regulatory changes may impact the Fund and a broad range of counterparties, both outside and within the EU, and are expected to potentially increase the cost of transacting derivatives for the Fund (particularly with banks and other dealers directly subject to such regulations).
Commodities Regulation.
CFTC Rule 4.5 permits investment advisers to registered investment companies to claim an exclusion from the definition of “commodity pool operator” under the CEA with respect to a fund, provided certain requirements are met. In order to permit the Adviser to claim this exclusion with respect to the Fund, the Fund limits its transactions in certain futures, options on futures and swaps deemed “commodity interests” under CFTC rules (excluding transactions entered into for “bona fide hedging purposes,” as defined under CFTC regulations) such that either: (i) the aggregate initial margin and premiums required to establish such futures, options on futures and swaps do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions; or (ii) the aggregate net notional value of such futures, options on futures and swaps does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions. In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets. Accordingly, the Fund is not subject to regulation under the CEA or otherwise regulated by the CFTC. If the Adviser was unable to claim the exclusion with respect to the Fund, the Adviser would become subject to registration and regulation as a commodity pool operator, which would subject the Adviser and the Fund to additional registration and regulatory requirements and increased operating expenses.
Swap Risk.
The Fund may also invest in credit default swaps, total return swaps and interest rate swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs. When buying protection under a swap, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. However, when selling protection under a swap, the risk of loss is often the notional value of the underlying asset, which can result in a loss substantially greater than the amount invested in the swap itself. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity. If the
Sub-Adviser
is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.
In a total return swap, the Fund pays the counterparty a periodic payments based on a fixed or variable interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap. The Fund would typically have to post collateral to cover this potential obligation.
Credit Derivatives Risk.
The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. Credit derivatives are transactions between two parties which are designed to isolate and transfer the credit risk associated with a third party (the “reference entity”). Credit derivative transactions in their most common form consist of credit default swap transactions under which one party (the “credit protection buyer”) agrees to make one or more payments in exchange for the other party’s (the “credit protection seller”) obligation to assume the risk of loss if an agreed-upon “credit event” occurs with respect to the reference entity. Credit events are specified in the contract and are intended to identify the occurrence of a significant deterioration in the creditworthiness of the reference entity (e.g., a default on a material portion of its outstanding obligations or a bankruptcy or, in some cases, a restructuring of its debt).
If the
Sub-Adviser
is incorrect in its forecasts of default risks, liquidity risk, counterparty risk, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the
Sub-Adviser
is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being protected. The Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund sells protection under a credit default swap, it would collect periodic fees from the buyer and would profit if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the Fund would be required to pay an agreed-upon amount to the buyer (which may be the entire notional amount of the swap) if the reference entity defaults on the reference security. Credit default swap agreements involve greater risks than if the Fund invested in the reference obligation directly.
Credit derivatives may be used to create an exposure to the underlying asset or reference entity, to reduce existing exposure or to create a profit through trading differences in their buying and selling prices. The Fund or its issuers may enter into credit derivatives transactions as protection buyer or seller. Where the Fund is a credit protection buyer, the Fund will only receive a payment if a credit event occurs. Where the Fund is a credit protection seller, it will have a contractual relationship only with the credit protection buyer, and not with the reference entity unless a termination (in whole or in part) of the contract prior to such contract’s scheduled maturity date (in the event of a credit event) occurs with respect to any such reference entity, physical settlement applies and the credit protection seller delivers an asset referenced by the credit default swap (a “reference asset”) to the Fund.
Prepayment Risk.
During periods of declining interest rates, borrowers or issuers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade instruments frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (“call protection”). An issuer may redeem a below investment grade instrument if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Loans typically do not have call protection. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.
The frequency at which prepayments (including voluntary prepayments by obligors and accelerations due to defaults) occur on debt instruments will be affected by a variety of factors including the prevailing level of interest rates and spreads, as well as economic, demographic, tax, social, legal and other factors. Generally, obligors tend to prepay their fixed-rate obligations when prevailing interest rates fall below the coupon rates on their obligations. Similarly, floating rate issuers and borrowers tend to prepay their obligations when spreads narrow.
In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments. Since many fixed-rate obligations will be premium instruments when interest rates and/or spreads are low, such debt instruments and asset-backed instruments may be adversely affected by changes in prepayments in any interest rate environment.
The adverse effects of prepayments may impact the Fund’s portfolio in two ways. First, particular investments may experience outright losses, as in the case of an interest-only instrument in an environment of faster actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the
Sub-Adviser
may have constructed for these investments, resulting in a loss to the Fund’s overall portfolio. In particular, prepayments (at par) may limit the potential upside of many instruments to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss.
Inflation/Deflation Risk.
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions on the Common Shares can decline.
In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.
Due to global supply chain disruptions, a rise in energy prices, strong consumer demand as economies continue to reopen and other factors, inflation has accelerated in the U.S. and globally. Recent inflationary pressures have increased the costs of labor, energy and raw materials and have adversely affected consumer spending, economic growth and portfolio companies’ operations. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on their loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in a portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future realized or unrealized losses and therefore reduce our net assets resulting from operations.
Additionally, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates in an effort to combat inflation. As such, inflation may continue in the near to medium-term, particularly in the U.S., with the possibility that monetary policy may tighten in response.
Non-U.S.
Instruments Risk.
The Fund may invest in
non-U.S.
Instruments.
Non-U.S.
investments involve certain risks not typically associated with investing in the United States, including risks relating to: (i) currency exchange matters , such as fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which the Fund’s
non-U.S.
investments may be denominated and costs associated with the conversion of investment principal and income from one currency into another; (ii) the imposition or modification of foreign exchange controls; (iii) the unpredictability of international trade patterns; (iv) differences between U.S. and
non-U.S.
markets, including potential price volatility in, and relative illiquidity of, some
non-U.S.
markets; (v) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation across some countries; (vi) certain economic, social and political risks, including restrictions on
non-U.S.
investment and repatriation of capital, the risks of economic, social and political instability (including the risk of war, terrorism, social unrest or conflicts) and the possibility of nationalization, confiscatory taxation or expropriation of assets; (vii) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such
non-U.S.
investments and the possible imposition of withholding taxes or branch taxes on earnings of the Fund from investments in such jurisdictions; (viii) different bankruptcy laws and customs; (ix) high transaction costs and difficulty in enforcing contractual obligations; and (x) less developed corporate laws and limited information regarding, among other things, fiduciary duties and the protection of investors. Generally, there is less readily available and reliable information about
non-U.S.
issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because
non-U.S.
Instruments may trade on days when the Fund’s Common Shares are not priced, the Fund’s NAV may change at times when Common Shares cannot be sold.
Foreign Currency Risk.
Because the Fund may invest its Managed Assets in securities or other instruments denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of instruments held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of instruments denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The
Sub-Adviser
may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. See “Risks—Swap Risk” The Fund may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.
UK Exit from the EU.
The UK formally left the EU on January 31, 2020 (commonly known as “Brexit”), subject to a transition period that ended on December 31, 2020. Following the transition period, the UK and the EU entered into a trade and cooperation agreement to govern the future relationship between the parties, which was provisionally applied as of January 1, 2021 and entered into force on May 1, 2021 following ratification by the EU.
Since Brexit, global financial markets have experienced significant volatility due to the uncertainty around Brexit. There will likely continue to be considerable uncertainty as to the longer-term economic, legal, political and social framework to be put in place between the UK and the EU, in particular as to the arrangements which will apply to its relationships with the EU and with other countries. This process and/or the uncertainty associated with it may adversely affect the return on investments economically tied to the UK (and consequently the Fund). This may be due to, among other things: (i) increased uncertainty and volatility in UK, EU and other financial markets; (ii) fluctuations in asset values; (iii) fluctuations in exchange rates; (iv) increased illiquidity of investments located, listed or traded within the UK, the EU or elsewhere; (v) changes in the willingness or ability of financial and other counterparties to enter into transactions, or the price at which and terms on which they are prepared to transact; and/or (vi) changes in legal and regulatory regimes to which the Fund’s investments are or become subject.
Repurchase Agreements Risk.
Subject to its investment objective and policies, the Fund may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.
Reverse Repurchase Agreements Risk.
The Fund’s use of reverse repurchase agreements involves many of the same risks involved in the Fund’s use of leverage, as the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements transactions, the Fund’s NAV will decline, and, in some cases, the Fund may be worse off than if it had not used such instruments.
Cyber-Security Risk and Identity Theft Risks.
Cyber security incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The
Sub-Adviser’s
information and technology systems may be vulnerable to damage or interruption from computer viruses and other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals or service providers, power, communications or other service outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. If unauthorized parties gain access to such information and technology systems, they may be able to steal, publish, delete or modify private and sensitive information. Although the
Sub-Adviser
has implemented various measures to manage risks relating to these types of events, such systems could be inadequate and, if compromised, could become inoperable for extended periods of time, cease to function properly or fail to adequately secure private information. Breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified even with sophisticated prevention and detection systems, potentially resulting in further harm and preventing it from being addressed appropriately. The
Sub-Adviser
and/or the Fund may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the
Sub-Adviser’s,
and/or the Fund’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to shareholders and the intellectual property and trade secrets of the
Sub-Adviser.
Such a failure could harm the
Sub-Adviser’s
and/or the Fund’s reputation, subject any such entity and their respective affiliates to legal claims and adverse publicity and otherwise affect their business and financial performance. Shareholders could also be exposed to losses resulting from unauthorized use of their personal information. Similar types of cybersecurity risks also are present for issuers of securities in which the Fund invests, which could affect their business and financial performance, resulting in material adverse consequences for such issuers and causing the Fund’s investment in such securities to lose value.
The occurrence of an extreme event may result in (and, in the case of
COVID-19,
has resulted in) the closure of offices, the implementation of global or regional work-from-home policies, and/or travel disruptions or restrictions. Any such actions may increase the
Sub-Adviser’s
and its portfolio companies’ and their respective affiliates’ and service providers’ dependency on technology systems such as those described above; result in the rapid deployment of new and potentially less familiar technology or operations systems; or lead to the utilization of existing systems in a significantly increased scope or unanticipated manner. If a significant number of the
Sub-Adviser’s
personnel were to be unavailable in the event of a disaster or other event, the
Sub-Adviser’s
ability to effectively conduct the Fund’s business could be severely compromised. All of the above could increase the risk of cybersecurity or business continuity related losses, all of which could have a material effect on the Fund.
Additional Capital.
The Fund’s portfolio companies may require additional financing to satisfy their working capital requirements, capital expenditure and acquisition and financing strategies. The amount of additional financing needed will depend upon the maturity and objectives of the particular portfolio company. If the funds provided are not sufficient, such portfolio company may have to raise additional capital at a price unfavorable to existing investors, including the Fund. In addition, the Fund may make additional debt and equity investments or exercise warrants, options or convert convertible securities that were acquired in the initial investment in such portfolio company in order to, among other things, preserve the Fund’s proportionate ownership when a subsequent financing is planned, or to protect or enhance the Fund’s investment when such portfolio company’s performance does not meet expectations. The availability of capital is generally a function of capital market conditions that are beyond the control of the Fund or any portfolio company. There can also be no assurance that the portfolio companies will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from the Fund or any other financing source. For instance, the Fund may be called upon to provide follow-on
funding for its investments or have the opportunity to increase its investment in such a portfolio company. There can be no assurance that the Fund will make follow-on
investments or that it will have sufficient funds or the ability to do so. Any decision by the Fund not to make a follow-on
investment or its inability to make such an investment may, in either case, have a substantial negative impact on a portfolio company in need of such an investment or may diminish the Fund’s ability to influence the portfolio company’s future development. The
Sub-Adviser
will, in its sole discretion, determine whether an investment constitutes an additional investment.
Uncertain Exit Strategies.
Due to the illiquid nature of many of the investments which the Fund expects to make, the
Sub-Adviser
is unable to predict with confidence what, if any, exit strategies will ultimately be available for any given core position. Exit strategies which appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized due to economic, legal, political or other factors. The larger the transaction in which the Fund is participating, the more uncertain the Fund’s exit strategy tends to become.
Investment and Trading Risk.
All investments in securities risk the loss of capital. The
Sub-Adviser
believes that the Fund’s investment program and research techniques moderate this risk through a careful selection of securities and other financial instruments. No guarantee or representation is made that the Fund’s program will be successful. The Fund’s investment program may utilize such investment techniques as leverage, margin transactions, short sales, swaps, options on securities and forward contracts, which practices may, in certain circumstances, increase the adverse impact to which the Fund may be subject. The Fund will invest in bonds or other fixed income instruments, including public and private non-investment-grade
bonds, secured loans, second lien debt, convertible securities, options, swaps, collateralized loan obligations and other similar securities. Such instruments may face ongoing uncertainties and exposure to adverse business, financial or economic conditions that could lead to the portfolio company’s inability to meet timely interest and principal payments. The market prices of such instruments are also subject to abrupt and erratic market movements and changes in liquidity and above-average price volatility, and the spread between the bid and asked prices of such instruments may be greater than those prevailing in other securities markets.
Hedging Policies/Risks.
In connection with certain investments, the Fund may employ hedging in support of financing techniques or that is designed to reduce the risks of adverse movements in interest rates, securities prices, commodities prices and currency exchange rates, as well as other risks, and portfolio companies themselves may also utilize hedging techniques. While such transactions may reduce certain risks, such transactions themselves may entail certain other risks, including counterparty default, convergence and other related risks. Thus, while the Fund may benefit from the use of these hedging mechanisms, unanticipated changes in interest rates, securities prices, commodities prices or currency exchange rates or other events related to hedging activities may result in a poorer overall performance for the Fund than if it or its portfolio companies had not entered into such hedging transactions.
Investments in Equity Securities Generally.
The Fund may hold investments in equity securities and equity security-related derivatives. Investments in equity securities of small or medium-sized
market capitalization companies will have more limited marketability than the securities of larger companies. In addition, securities of smaller companies may have greater price volatility. For example, investment in equity securities may arise in connection with the Fund’s debt investment opportunities and may be accompanied by “equity-kickers” or warrants, as well as in the form of equity investments in platform investments, to the extent that any such platform investment is allocated to Apollo Clients (such as the Fund) and not Apollo in accordance with Apollo’s policies and procedures. The Fund may choose to short the equity of an issuer when another technique is not available, most notably a bond or some other derivative. In addition, the Fund may be forced to accept equity in certain circumstances. The value of these financial instruments generally will vary with the performance of the issuer and movements in the equity markets. As a result, the Fund may suffer losses if it invests in equity instruments of issuers whose performance diverges from the
Sub-Adviser’s
expectations or if equity markets generally move in a single direction and the Fund has not hedged against such a general move. The Fund also may be exposed to risks that issuers will not fulfill contractual obligations such as, in the case of private placements, registering restricted securities for public resale. In addition, equity securities fluctuate in value in response to many factors, including the activities and financial condition of individual companies, geographic markets, industry market conditions, interest rates and general economic environments. Holders of equity securities may be wiped out or substantially reduced in value in a bankruptcy proceeding or corporate restructuring.
Portfolio Borrower and Seller Fraud; Breach of Covenant.
The Fund may acquire investments having structural, covenant and other contractual terms providing adequate downside protection, but there can be no assurance that such features and terms will achieve their desired effect and potential investors should regard an investment in the Fund as being speculative and having a high degree of risk. Of paramount concern in acquiring an investment is the possibility of material misrepresentation or omission on the part of the seller, the Portfolio Borrower or other credit support providers, or breach of covenant by any such parties. Such inaccuracy or incompleteness or breach of covenants may adversely affect the valuation of the collateral underlying the loans or the ability of lenders to perfect or effectuate a lien on the collateral securing the loan or the Fund’s ability to otherwise realize on or avoid losses in respect of the investment. The Fund will rely upon the accuracy and completeness of representations made by any such parties to the extent reasonable, but cannot guarantee such accuracy or completeness.
Fund’s Income.
The Fund’s income may at times be variable. For example, there may be times when the Fund holds instruments that are junior to other instruments and as a result of limited cash flow, the Fund receives little or no income. A wide range of factors may adversely affect an obligor’s ability to make repayments, including adverse changes in the financial condition of such obligor or the industries or regions in which it operates; the obligor’s exposure to counterparty risk; systemic risk in the financial system and settlement; changes in law or taxation; changes in governmental regulations or other policies; natural disasters; terrorism; social unrest, civil disturbances; or general economic conditions. Default rates tend to accelerate during economic downturns.
Any defaults will have a negative impact on the value of the Fund’s investments and may reduce the return that the Fund receives from its investments. While some amount of annual defaults is expected to occur in the Fund’s portfolio, defaults in or declines in the value of the Fund’s investments in excess of these expected amounts may result in breaches of covenants under the Fund’s financing arrangements, triggering credit enhancement requirements or accelerated repayment provisions and, if not cured within the relevant grace periods, permitting the finance provider to enforce its security over all the assets of the Fund.
In the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of an obligor, holders of debt instruments ranking senior to the Fund’s investments would typically be entitled to receive payment in full before the Fund receives any distributions in respect of its investments. After repaying the senior creditors, such obligor may not have any remaining assets to repay its obligations to the Fund. In the case of debt ranking equally with the loans or debt securities in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant investee company. Each jurisdiction in which the Fund invests has its own insolvency laws. As a result, investments in similarly situated investee companies in different jurisdictions may well confer different rights in the event of insolvency.
CLNs.
The Fund or its portfolio companies may utilize notes; the performance of which are linked to the credit performance of a reference portfolio of certain loan-related claims on corporate and similar entities that are specified from time to time. CLNs may be speculative, may not be principal protected, and note holders may lose some or all of their initial investments. CLNs may not be rated by any credit agency and are subject not only to note holders’ credit risk exposure, but, also, to the credit risk of the issuer, whose credit ratings and credit spreads may adversely affect the market value of such CLNs.
Asset-Backed Securities Investments.
The Fund’s investment program is expected to include a significant amount of asset-backed securities investments in a range of asset classes that will subject them to further risks, including, among others, credit risk, liquidity risk, interest rate and other market risk, operational risk, structural risk, sponsor risk, monoline wrapper risk and other legal risk. Some, but not all, of these additional asset classes and certain related risks are described below.

The investment characteristics of ABS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. ABS are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of ABS backed by automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related ABS. The risk of investing in ABS is ultimately dependent upon payment of underling loans by the debtor.
In addition, investments in subordinated ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks may be further pronounced in the case of ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities absorb all losses from default before any other class of securities is at risk. There may also be no established, liquid secondary market for many of the ABS the Fund may purchase. The lack of such an established, liquid secondary market may have an adverse effect on the market value of such ABS and the Fund’s ability to sell them. Further, ABS may be subject to certain transfer restrictions that may further restrict liquidity.
Commercial Mortgage-Backed Securities.
The Fund may invest in commercial mortgage-backed securities and other mortgage-backed securities, including subordinated tranches of such securities. The value of CMBS will be influenced by factors affecting the value of the underlying real estate portfolio, and by the terms and payment histories of such CMBS.
Some or all of the CMBS contemplated to be acquired by the Fund may not be rated, or may be rated lower than investment-grade securities, by one or more nationally recognized statistical rating organizations. Lower-rated or unrated CMBS, or
“B-pieces,”
have speculative characteristics and can involve substantial financial risks as a result. The prices of lower credit quality securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic or real estate market conditions or individual issuer concerns. As an investor in subordinated CMBS in particular, the Fund will be first in line among debt holders to bear the risk of loss from delinquencies and defaults experienced on the collateral.
The Fund may acquire subordinated tranches of CMBS issuances. In general, subordinated tranches of CMBS are entitled to receive repayment of principal only after all principal payments have been made on more senior tranches and also have subordinated rights as to receipt of interest distributions. Such subordinated tranches are subject to a greater risk of nonpayment than are senior tranches of CMBS or CMBS backed by third party credit enhancement. In addition, an active secondary market for such subordinated securities is not as well developed as the market for certain other mortgage-backed securities. Accordingly, such subordinated CMBS may have limited marketability and there can be no assurance that a more efficient secondary market will develop.
The value of CMBS and other mortgage-backed securities in which the Fund may invest generally will have an inverse relationship with interest rates. Accordingly, if interest rates rise, the value of such securities will decline. In addition, to the extent that the mortgage loans which underlie specific mortgage-backed securities are pre-payable,
the value of such mortgage securities may be negatively affected by increasing prepayments, which generally occur when interest rates decline.
RMBS.
The Fund may invest certain of its assets in residential mortgage-backed securities and become a holder of RMBS. Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized and the securities issued in such securitization may be guaranteed or credit enhanced. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the area where the related mortgaged property is located, the borrower’s equity in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.
The Securitization Regulation.
The Securitization Regulation seeks to bring together current European Union securitization rules into a single European regulation. The Securitization Regulation has applied in the United Kingdom and other European Economic Area jurisdictions since January 1, 2019. Transitional arrangements exist in relation to certain securitizations in existence prior to the coming into force of the Securitization Regulation. The Securitization Regulation harmonizes detailed due diligence requirements applicable to certain EU institutional investors and restricts them from becoming exposed to the risks of securitization unless certain prescribed types of person associated with the securitization (such as its sponsor) retain, broadly, a 5% net economic interest in the securitization special purpose vehicle. There are uncertainties regarding the scope of the obligations in the Securitization Regulation and the obligations in the technical standards that will be adopted pursuant thereto which will provide details of the requirements under the Securitization Regulation, as further described below. Most of the relevant technical standards have not yet been adopted. The Securitization Regulation could have a significant impact on the shareholders or the operations of the Fund, including restricting the types of investments the Fund may make or otherwise.
Investors should be aware, and in some cases are required to be aware, of the retention, due diligence and transparency requirements in the EU set out in the Securitization Regulation (and of any corresponding implementing rules of their regulator), in addition to any other regulatory requirements that are (or may become) applicable to them and/or with respect to the Fund’s investment in any asset-backed securitization transactions and their investment in the Fund. Each investor should consult with its own legal, accounting, regulatory and other advisors and/or its regulator before committing to invest in the Fund to determine whether, and to what extent, the information set out in this Prospectus and in any investor report provided in relation to this investment is sufficient for the purpose of satisfying such requirements. The cost of complying (or facilitating compliance) with the Securitization Regulation and related risk-retention and other requirements could cause lower than expected returns from affected port-folio investments and will be borne by the Fund as a whole.
Participation Interests.
The Fund may purchase participation interests in debt instruments which do not entitle the holder thereof to direct rights against the obligor. Participations held by the Fund in a seller’s portion of a debt instrument typically result in a contractual relationship only with such seller, not with the obligor. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the seller and only upon receipt by such seller of such payments from the obligor. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the obligor with the terms of the related loan agreement, nor any rights of set-off
against the obligor and the Fund may not directly benefit from the collateral supporting the debt instrument in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the obligor and the seller selling the participation. In the event of the insolvency of such seller, the Fund may be treated as a general creditor of such seller, and may not benefit from any set-off
between such seller and the obligor. When the Fund holds a participation in a debt instrument it may not have the right to vote to waive enforcement of any restrictive covenant breached by an obligor or, if the Fund does not vote as requested by the seller, it may be subject to repurchase of the participation at par. Sellers voting in connection with a potential waiver of a restrictive covenant may have interests different from those of the Fund, and such selling institutions may not consider the interests of the Fund in connection with their votes.
Security Risk.
Certain investments such as trade claims or consumer receivables may not be secured over underlying assets. Investments may be secured by mortgages, charges, pledges, liens or other security interests. Depending on the jurisdiction in which such security interests are created, enforcement of such securities can be a complicated and difficult process. For example, enforcement of security interests in certain jurisdictions can require a court order and a sale of the secured property through public bidding or auction. In addition, some courts may delay, upon the obligor’s application, the enforcement of a security if the obligor can show that it has a valid reason for requesting such delay, such as showing that the default was caused by temporary hardships. For example, some jurisdictions grant courts the power to declare security interest arrangements to be void if they deem the security interest to be excessive.
Short Selling.
The Fund’s investment program may include short selling. Short selling involves selling securities which may or may not be owned by the seller and borrowing the same securities for delivery to the purchaser, with an obligation to return the borrowed securities to the lender at a later date. Short selling allows the seller to profit from declines in market prices to the extent such decline exceeds the transaction costs and the costs of borrowing the securities and may be an important aspect of certain of the investment strategies of the Fund. The extent to which the Fund engages in short sales will depend upon its investment strategy and perception of market direction. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase at the time the Fund desires to close out such short position. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.
Following the financial crisis of 2008, short selling restrictions and disclosure requirements were introduced in a number of jurisdictions. In July 2009, the SEC implemented a rule requiring market participants to close out short sales within three days after the transaction date. In February 2010, the SEC adopted a short sale price test restriction, which limits short selling in a security whose price has decreased by 10% or more in a single day.

In November 2012, the Council of the EU adopted a short selling regulation (EU) No 236/2012 (the “SSR”) imposing certain private and public disclosure obligations on persons with net short positions in EU listed shares (being shares admitted to trading on a regulated market or multilateral-trading facility unless the principal trading venue for such shares is located in a country outside the EU) and EU sovereign debt (being debt instruments issued by, among others, EU institutions, governments of EU member states and certain international institutions established by two or more EU member states), which reach or fall below the specified thresholds. The SSR also contains prohibitions on uncovered short sales of EU listed shares and EU sovereign debt as well as on uncovered positions in credit default swaps referencing EU sovereign debt issuers. EU member states have power under the SSR to impose temporary bans on short selling in certain circumstances.
Options.
The Fund or its portfolio companies may buy or sell (write) both call options and put options (either exchange-traded or over-the-counter
in
principal-to-principal
transactions), and when it writes options it may do so on a “covered” or an “uncovered” basis. The risk of writing a call is theoretically unlimited unless the call option is “covered.” A call option is “covered” when the writer owns the underlying assets in at least the amount of which the call option applies. The Fund’s options transactions may be part of a hedging tactic (i.e., offsetting the risk involved in another securities position) or a form of leverage, in which the Fund has the right to benefit from price movements in a large number of securities with a small commitment of capital. These activities involve risks that can be large, depending on the circumstances. When the Fund buys an option, a decrease (or inadequate increase) in the price of the underlying security in the case of a call, or an increase (or inadequate decrease) in the price of the underlying security in the case of a put, could result in a total loss of the Fund’s investment in the option (including commissions). When the Fund sells (writes) an option, the risk can be substantially greater than when it buys an option. The seller of an uncovered call option bears the risk of an increase in the market price of the underlying security above the exercise price.
Investments in Convertible Securities.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles its holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible
securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.
Investments in Distressed Securities.
A significant portion of the Fund’s investments may also be in obligations or securities that are rated below investment-grade by recognized rating services such as Moody’s and Standard & Poor’s. Securities rated below investment-grade and unrated securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk.
Securities rated below investment-grade and unrated securities are typically subject to adverse changes in general economic conditions, changes in the financial condition of their issuers and price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of securities rated below investment-grade and unrated securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of securities rated below investment-grade and unrated securities, especially in a market characterized by a low volume of trading. In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.
Investments in Distressed Securities and Restructurings; Investments Subject to Bankruptcy Laws.
The Fund may make investments, in restructurings or otherwise, that involve portfolio companies that are experiencing, or are expected to experience,

severe financial difficulties. These financial difficulties may never be overcome and may lead to uncertain outcomes, including causing such portfolio company to become subject to bankruptcy proceedings. There are a number of significant risks inherent in the bankruptcy process. For example, in order to protect net operating losses of an obligor in bankruptcy, a bankruptcy court might take any number of actions, including prohibiting or limiting the transfer of claims held by certain classes of creditors. Such a prohibition could have a material adverse effect on the value of certain investments made by the Fund. For example, the Fund might be prohibited from liquidating investments which are declining in value.
In addition, investments in issuers that are experiencing, or are expected to experience, severe financial difficulties could, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. For example, under certain circumstances, a lender who has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments to the Fund and distributions by the Fund to the shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, a preferential payment or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, investments in restructurings may be adversely affected by statutes related to, among other things, fraudulent conveyances, voidable preferences, lender liability and the bankruptcy court’s discretionary power to disallow, subordinate or disenfranchise particular claims or re-characterize
investments made in the form of debt as equity contributions. The possibility of litigation between the participants in a reorganization is another consideration that makes any evaluation of the outcome of an investment uncertain.
Such investments could also be subject to federal bankruptcy laws and state fraudulent conveyance laws, which may vary from state to state, if the securities relating to such investments were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such securities.
Minority Position and Toehold Investments.
The Fund could also make minority equity or debt investments in companies where the Fund may have limited influence. Such companies may have economic or business interests or goals that are inconsistent with those of the Fund and the Fund may not be in a position to limit or otherwise protect the value of its investment in such companies. The Fund’s control over the investment policies of such companies may also be limited. This could result in the Fund’s investments being frozen in minority positions that incur a substantial loss. If the Fund takes such a minority position in publicly traded securities as a
“toe-hold”
investment, then such publicly traded securities may fluctuate in value over the limited duration of the Fund’s investment in such publicly traded securities, which could potentiality reduce returns to shareholders. While the
Sub-Adviser
may seek to accumulate larger positions, the Fund may accumulate minority positions in the outstanding voting stock, or securities convertible into the voting stock, of potential portfolio companies. While the
Sub-Adviser
will seek to achieve such accumulation through open market purchases, registered tender offers, negotiated transactions or private placements, the Fund may be unable to accumulate a sufficiently large position in a target company to execute its strategy. In such circumstances, the Fund may dispose of its position in the target company within a short time of acquiring it and there can be no assurance that the price at which the Fund can sell such stock will not have declined since the time of acquisition. This may be exacerbated by the fact that stock of the companies that the Fund may target may be thinly traded and that the Fund’s position may nevertheless have been substantial and its disposal may depress the market price for such stock.
Investments in the Energy Industry.
Investments in the energy sector may be subject to a variety of risks, not all of which can be foreseen or quantified. Such risks may include, but are not limited to: (i) the risk that the technology employed in an energy project will not be effective or efficient; (ii) uncertainty about the availability or efficacy of energy sales agreements or fuel supply agreements that may be entered into in connection with a project; (iii) risks that regulations affecting the energy industry will change in a manner detrimental to the industry; (iv) environmental liability risks related to energy properties and projects; (v) risks of equipment failures, fuel interruptions, loss of sale and supply contracts or fuel contracts, decreases or escalations in power contract or fuel contract prices, bankruptcy of key customers or suppliers, tort liability in excess of insurance coverage, inability to obtain desirable amounts of insurance at economic rates, acts of God and other catastrophes; (vi) uncertainty about the extent, quality and availability of oil and gas reserves; (vii) the risk that interest rates may increase, making it difficult or impossible to obtain project financing or impairing the cash flow of leveraged projects; and (viii) the risk of changes in values of companies in the energy sector whose operations are affected by changes in prices and supplies of energy fuels (prices and supplies of energy fuels can fluctuate significantly over a short period of time due to changes in international politics, energy conservation, the success of exploration projects, the tax and other regulatory policies of various governments and the economic growth of countries that are large consumers of energy, as well as other factors). The occurrence of events related to the foregoing may have a material adverse effect on the Fund and its investments.

In addition to the foregoing, certain of the portfolio companies in which the Fund invests may be subject to the risks inherent in acquiring or developing recoverable oil and natural gas reserves, including capital expenditures for the identification and acquisitions of projects, the drilling and completion of wells and the conduct of development and production operations. The presence of unanticipated pressures or irregularities in formations, miscalculations or accidents may cause such activity to be unsuccessful, which may result in losses. Furthermore, successful investment in oil and natural gas properties and other related facilities and properties requires an assessment of (i) recoverable reserves; (ii) future oil and natural gas prices; (iii) operating and capital costs; (iv) potential environmental and other liabilities; and (v) other factors. Such assessments are necessarily inexact and their accuracy inherently uncertain. Also, the revenues generated by certain of the portfolio companies in which the Fund invests may be dependent on the future prices of and the demand for oil and natural gas. Oil and gas investments may have significant shortfalls in projected cash flow if oil and gas prices decline from levels projected at the time the investment is made. Various factors beyond the control of the Fund will affect prices of oil, natural gas and natural gas liquids, including the worldwide supply of oil and natural gas, political instability or armed conflict in oil and natural gas producing regions, the price of foreign imports, the level of consumer demand, the price and availability of alternative fuels, the availability of pipeline capacity and changes in existing government regulation, taxation and price control. Prices for oil and natural gas have fluctuated greatly during the past, and markets for oil, natural gas and natural gas liquids continue to be volatile. Further, to the extent the Fund invests in or receives energy royalty interests, the Fund will generally receive revenues from those royalty interests only upon sales of oil, gas and other hydrocarbon production by the underlying property or upon sale of the royalty interests themselves. There can be no assurance that reserves sufficient to provide the expected royalty income will be discovered or produced.
Volatile oil, natural gas and natural gas liquids prices make it difficult to estimate the value of developed properties for acquisition and divestiture (and collateral purposes) and often cause disruption in the market for oil, natural gas and natural gas liquids developed properties, as buyers and sellers have difficulty agreeing on such value. Price volatility also makes it difficult to budget for and project the return on acquisitions and development and exploitation projects. In addition, estimates of hydrocarbon reserves by qualified engineers are often a key factor in valuing certain oil and gas assets. These estimates are subject to wide variances based on changes in commodity prices and certain technical assumptions. Accordingly, it is possible for such reserve estimates to be significantly revised from time to time, creating significant changes in the value of the Fund’s portfolio investments.
Legal and Regulatory Matters in the Energy Sector.
Power generation and transmission, as well as oil, natural gas and coal storage, handling, processing and transportation, are extensively regulated; statutory and regulatory requirements may include those imposed by energy, zoning, environmental, safety, labor and other regulatory or political authorities. Failure to obtain or a delay in the receipt of relevant governmental permits or approvals, including regulatory approvals, could hinder operation of an investment and result in fines or additional costs. Obtaining permits and approvals or complying with ongoing regulatory requirements may be costly and/or time-consuming to obtain. Moreover, the adoption of new laws or regulations, including those with respect to the emission of greenhouse gasses, or changes in the interpretation of existing laws or regulations or changes in the persons charged with political oversight of such laws or regulations, could have a material adverse effect upon the profitability of the Fund or its portfolio companies and could necessitate the creation of new business models and the restructuring of investments in order to meet regulatory requirements, which may be costly and/or time-consuming.
General Risks of Investments in the Utility and Power Industries.
The Fund may invest in the utility and power sectors. These investments are sensitive to fluctuations in resource availability, energy supply and demand, interest rates, special risks of constructing and operating facilities (including nuclear facilities), lack of control over pricing, merger and acquisition activity, weather conditions (including abnormally mild winter or summer weather and abnormally harsh winter or summer weather), availability and adequacy of pipeline and other transportation facilities, geopolitical conditions in gas or oil producing regions and countries (including the risk of nationalization of the natural gas, oil and related sectors), the ability of members of the Organization of the Petroleum Exporting Countries to agree upon and maintain oil prices and production levels, the price and availability of alternative fuels, international and regional trade contracts, labor contracts, the impact of energy conservation efforts, environmental considerations, public policy initiatives and regulation.
Regulatory Risks of Investments in the Utility and Power Industries.
Utility and power companies are subject to significant regulation in many aspects of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls and the prices they may charge for the products and services. There are a variety of risks relating to actions of various governmental agencies and authorities in such industries. Additionally, stricter laws, regulations or enforcement policies could be enacted or pursued in the future, which would likely increase compliance costs and may adversely affect the financial performance of energy companies which may have implications for the companies that support the energy sectors’ infrastructure-related requirements.
Investment in the Communications Industry.
The Fund’s portfolio companies may include communications companies. Communications companies in the U.S., Europe and other developed and emerging countries undergo continual changes mainly due to evolving levels of governmental regulation or deregulation as well as the rapid development of communication technologies. Competitive pressures within the communications industry are intense, and the securities of communications companies may be subject to significant price volatility. In addition, because the communications industry is subject to rapid and significant changes in technology, the companies in this industry in which the Fund may invest will face competition from technologies being developed or to be developed in the future by others, which may make such companies’ products and services obsolete.
Investing in Media Companies.
The Fund may focus a portion of its investment activities in media companies. These companies are sensitive to, among other things, global economic conditions, fluctuations in advertising expenditures from which media companies derive substantial revenue, seasonal fluctuations, changes in public and consumer tastes and preferences for products, content and services, rapidly changing technologies, theft of intellectual property including lost revenue due to copyright infringement, retention of key talent and management, merger and acquisition activity and regulation and other political considerations, which may cause the Fund to experience substantial volatility. Further, to the extent the Fund invests in or receives media company royalty interests, the Fund will generally receive revenues from those royalty interests only upon the sale of the source of the royalty payments by the underlying owner of such interests or upon sale of the royalty interests themselves. There can be no assurance that the sources of the expected royalty income will perform as anticipated.
Risks Inherent to Real Estate Investing.
The Fund will invest in debt investments related to real estate. Real estate historically has experienced significant fluctuations and cycles in performance that may result in reductions in the value of the Fund’s investments. The ultimate performance and value of such investments of the Fund may subject to the varying degrees of risk generally incident to ownership and operations of the properties to which the Fund will be exposed and which collateralize or support its investments. The ultimate performance and value of the Fund’s investments depend upon, in large part, the Fund’s ability to operate each such investment so that it provides sufficient cash flows necessary to pay the Fund’s equity investment and a return on such investment, or to pay interest and principal due to the Fund or a lender. Revenues and cash flows may be adversely affected by:

•	changes in local real estate market conditions due to changes in national or local economic conditions or changes in local property market characteristics;

•	government regulation including taking or condemnation losses and limitations on rent, such as rent control and rent stabilization;

•	competition from other properties and changes in the supply and demand for competing properties in an area;

•	fluctuations in building occupancy and the financial resources of tenants;

•
changes in interest rates and in the state of the debt and equity capital markets, particularly the availability of debt financing which may render the sale or refinancing of properties difficult or impracticable;

•	the ongoing need for capital improvements, particularly in older buildings;

•	changes in real estate tax rates and other operating expenses;

•
adverse changes in governmental rules and fiscal policies, civil unrest, acts of God, including earthquakes, hurricanes, floods, fires and other natural disasters, acts of war or terrorism, which may decrease the availability of or increase the cost of insurance or result in uninsured losses;

•	adverse changes in zoning laws;

•	the impact of present or future environmental legislation and compliance with environmental laws;

•	the impact of lawsuits which could cause the Fund to incur significant legal expenses and divert management’s time and attention from day-to-day operations of the Fund; and

•	other adverse factors that are beyond the Fund’s control.

•	In the event that any of the Fund’s investments experience any of the foregoing events or occurrences, the value of, and return on, such investments would be negatively impacted.

•	Reliance on Corporate Management and Financial Reporting

•
Many of the strategies implemented by the Fund rely on the financial information made available by the issuers in which the Fund invests. The
Sub-Adviser
has no ability to independently verify the financial information disseminated by the issuer in which the Fund invests and is dependent upon the integrity of both the management of these issuers and the financial reporting process in general.

Broker, Dealer or Custodian Insolvency.
The Fund’s assets may be held in one or more accounts maintained for the Fund by its prime brokers or at other brokers or with one or more custodians, which may be located in various jurisdictions. Such prime brokers, local brokers and custodians, as brokerage firms, custodians or commercial banks, may be subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a prime broker or custodian or any of their respective sub-custodians,
agents or affiliates, or a local broker, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Investors should assume that the insolvency of any of the prime brokers or such other service providers would result in a loss to the Fund, which could be material.
Investments in the Insurance Sector.
The Fund may also invest in esoteric asset classes such as the insurance capital markets, which include insurance-linked securities (whereby the performance and return of the investment depend on the results of the underlying policy or instrument), insurance securitizations, catastrophe bonds, life insurance/life annuity combination bonds, structured settlements, insurance reserve financing, mortality/longevity swaps, life settlements, premium finance loans and other similar asset backed securities or instruments. These are specialized asset classes with unique risks, and prospective shareholders should carefully consider, among other factors, the matters described below, each of which could have an adverse effect on the value of their investments in the Fund. On an opportunistic basis, the Fund may invest in insurance-linked securities, whereby the performance and return of the investment depend on the results of the underlying insurance policy or instrument. An investment by the Fund in the insurance capital markets involves a high degree of risk, including the risk that the entire amount invested may be lost. Such investments would constitute investing in a relatively new and developing asset class where a significant part of the asset class involves relatively illiquid instruments.
ESG Considerations.
Our business faces increasing public scrutiny related to ESG activities. We risk damage to our brand and reputation if we fail to act responsibly in a number of areas, such as environmental stewardship, corporate governance and transparency and considering ESG factors in our investment processes. Adverse incidents with respect to ESG activities could impact the value of our brand, the cost of our operations and relationships with investors, all of which could adversely affect our business and results of operations. Additionally, new regulatory initiatives related to ESG could adversely affect our business.
Laws of Other Jurisdictions Where the Fund is Marketed.
Shares in the Fund may be marketed in various jurisdictions in addition to those more specifically addressed elsewhere in this Prospectus. In order to market shares in the Fund in certain jurisdictions (or to investors who are citizens of or resident in such jurisdictions), the Fund, the
Sub-Adviser,
Apollo and its affiliates will be required to comply with applicable laws and regulations relating to such activities. Compliance may involve, among other things, making notifications to or filings with local regulatory authorities, registering the Fund, the
Sub-Adviser,
Apollo and its affiliates or the shares with local regulatory authorities or complying with operating or investment restrictions and requirements, including with respect to prudential regulation. Compliance with such laws and regulations may limit the ability of the Fund to participate in investment opportunities and may impose onerous or conflicting operating requirements on the Fund, the
Sub-Adviser,
Apollo and its affiliates. The costs, fees and expenses incurred in order to comply with such laws and regulations, including related legal fees and filing or registration fees and expenses, will be borne by the Fund and may be substantial. In addition, if the Fund, the
Sub-Adviser,
Apollo and its affiliates were to fail to comply with such laws and regulations, any or all of them could be subject to fines or other penalties, the cost of which typically would be borne by the Fund.
Eurozone Risks.
The Fund’s investments and its investment performance will most likely be affected by economic and fiscal conditions in Eurozone countries and developments relating to the euro. The deterioration of the Sovereign Debt of several Eurozone countries together with the risk of contagion to other more stable economies exacerbated the global economic crisis. This situation raised a number of uncertainties regarding the stability and overall standing of the European Monetary Union. Economic, political or other factors could still result in changes to the composition of the European Monetary Union. The risk that other Eurozone countries could be subject to higher borrowing costs and face further deterioration in their economies, together with the risk that some countries could withdraw from the Eurozone, could have a negative impact on the Fund’s investment activities. A reintroduction of national currencies in one or more Eurozone countries or, in more extreme circumstances, the possible dissolution of the European Monetary Union cannot be ruled out. The departure or risk of departure from the European Monetary Union by one or more Eurozone countries and/or the abandonment of the euro as a currency could have major negative effects on the Fund. If the European Monetary Union is dissolved entirely, the legal and contractual consequences for holders of euro-denominated obligations would be determined by laws in effect at such time. These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of investors’ shares in the Fund.
Sovereign Debt.
It is anticipated that the Fund may invest in Sovereign Debt. Sovereign Debt may include securities that the
Sub-Adviser
believes are likely to be included in restructurings of the external debt obligations of the issuer in question. The ability of an issuer to make payments on Sovereign Debt, the market value of such debt and the inclusion of Sovereign Debt in future restructurings may be affected by a number of other factors, including such issuer’s: (i) balance of trade and access to international financing; (ii) cost of servicing such obligations, which may be affected by changes in international interest rates; and (iii) level of international currency reserves, which may affect the amount of foreign exchange available for external debt payments. Significant ongoing uncertainties and exposure to adverse conditions may undermine the issuer’s ability to make timely payment of interest and principal, and issuers may default on their Sovereign Debt.
Investments in Emerging Markets.
The Fund will be permitted to make investments in emerging markets such as China, India, Brazil and countries located in emerging Europe. Investing in emerging markets involves risks and special considerations not typically associated with investing in more established economies or markets including among other things: (i) higher dependence on exports and the corresponding importance of international trade; (ii) greater risk of inflation; (iii) inability to exchange local currencies for U.S. dollars; (iv) increased likelihood of governmental involvement in and control over the economy; (v) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (vi) less developed compliance culture; (vii) risks associated with differing cultural expectations and norms regarding business practices; (viii) longer settlement periods for transactions and less reliable clearance and custody arrangements; (ix) less developed, reliable or independent judiciary systems for the enforcement of contracts or claims; (x) greater regulatory uncertainty; (xi) maintenance of the Fund’s investments with
non-U.S.
brokers and securities depositories; and (xii) threats or incidents of corruption or fraud, all of which may adversely affect the return on the Fund and its investments.
Repatriation of investment income, assets and the proceeds of sales by investors foreign to such markets, such as the Fund, may require governmental registration and/or approval in some emerging markets. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by emerging market countries on interest or dividends paid on financial instruments held by the Fund or gains from the disposition of such financial instruments. In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter
markets, brokers, dealers, counterparties and issuers than in other more established markets. In emerging markets, any regulatory supervision that is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements or authorities. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary application or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in
non-U.S.
courts.
Risks Associated With Investments in Securities Indexed to the Value of Foreign Equity Securities.
Investments in securities indexed to the value of foreign equity securities involve risks associated with the securities markets in those countries, including the risk of volatility in those markets, governmental intervention in those markets and cross-shareholdings in companies in certain countries. Foreign companies are subject to accounting, auditing and financial reporting standards and requirements different from those applicable to U.S. reporting companies.
Fraudulent Conveyance Considerations.
Various laws enacted for the protection of creditors may apply to certain investments that are debt obligations, although the existence and applicability of such laws will vary from jurisdiction to jurisdiction. For example, if a court were to find that the borrower did not receive fair consideration or reasonably equivalent value for incurring indebtedness evidenced by an investment and the grant of any security interest or other lien securing such investment, and, after giving effect to such indebtedness, the borrower (i) was insolvent; (ii) was engaged in a business for which the assets remaining in such borrower constituted unreasonably small capital; or (iii) intended to incur or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could invalidate such indebtedness and such security interest or other lien as fraudulent conveyances, subordinate such indebtedness to existing or future creditors of the borrower or recover amounts previously paid by the borrower (including to the Fund) in satisfaction of such indebtedness or proceeds of such security interest or other lien previously applied in satisfaction of such indebtedness. In addition, if an issuer in which the Fund has an investment becomes insolvent, any payment made on such investment may be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before insolvency. In general, if payments on an investment are voidable, whether as fraudulent conveyances or preferences, such payments can be recaptured either from the initial recipient or from subsequent transferees of such payments. To the extent that any such payments are recaptured from the Fund, the resulting loss will be borne by the Fund.
Emerging markets jurisdictions may or may not have remedies such as fraudulent conveyance or preference. The lack of such remedies, however, may also have a material adverse effect on the Fund if issuers in which it is invested are not able to recapture payments that otherwise would have been paid out to creditors such as the Fund if such remedies were available.
Environmental Matters.
Ordinary operation or the occurrence of an accident with respect to a portfolio company could cause major environmental damage, personal injury or property damage, which may result in significant financial distress to such portfolio company, even if covered by insurance. In addition, persons who arrange for the disposal or treatment of hazardous materials may also be liable for the costs of removal or remediation of these materials at the disposal or treatment facility, whether or not that facility is or ever was owned or operated by those persons. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost and other liabilities. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination and may impose joint and several liability (including amongst the Fund, other Apollo Clients and the applicable portfolio company) or liabilities or obligations that purport to extend to (and pierce any corporate veil that would otherwise protect) the ultimate beneficial owners of the owner or operator of the relevant property or operating company that stand to financially benefit from such property’s or company’s operations. The Fund (and its shareholders) may therefore be exposed to substantial risk of loss from environmental claims arising in respect of its investments. Furthermore, changes in environmental laws or regulations or the environmental condition of an investment may create liabilities that did not exist at the time of its acquisition and that could not have been foreseen. Community and environmental groups may protest about the development or operation of portfolio company assets, which may induce government action to the detriment of the Fund. New and more stringent environmental or health and safety laws, regulations and permit requirements, or stricter interpretations of current laws, regulations or requirements, could impose substantial additional costs on a portfolio company, or could otherwise place a portfolio company at a competitive disadvantage compared to other companies, and failure to comply with any such requirements could have an adverse effect on a portfolio company. Even in cases where the Fund is indemnified by the seller with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the seller to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities. If these liabilities were to arise with respect to the Fund or its portfolio companies, the Fund might suffer significant losses and incur significant liabilities and obligations. The having or exercise of control or influence over a portfolio company could expose the assets of the Fund, the
Sub-Adviser
and their respective affiliates to claims by such portfolio company, its security holders and its creditors and regulatory authorities or other bodies. While the
Sub-Adviser
intends to manage the Fund to minimize exposure to these risks, the possibility of successful claims cannot be precluded, nor can there be any assurance as to whether such laws, rules, regulations and court decisions will be expanded or otherwise applied in a manner that is adverse to portfolio companies and the Fund and its shareholders. Moreover, it is possible that, when evaluating a potential investment, the
Sub-Adviser
may choose not to pursue or consummate such investment, if any of the foregoing risks may create liabilities or other obligations for any of the Fund, the
Sub-Adviser
or any of its respective affiliates, partners or employees. See also “—Control Person Liability” above.
Force Majeure and Expropriation Risk.
Portfolio companies may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Natural disasters, epidemics and other acts of God, which are beyond the control of the
Sub-Adviser,
may negatively affect the economy, infrastructure and livelihood of people throughout the world. For example, southeast Asia and many countries in Asia, including China, Japan, Indonesia and Australia have been affected by earthquakes, floods, typhoons, drought, heat waves or forest fires. Disease outbreaks have occurred in Asia in the past (including severe acute respiratory syndrome, or SARS, avian flu, H1N1/09 flu and
COVID-19)
and are occurring globally at present, and any prolonged occurrence of infectious disease, or other adverse public health developments or natural disasters in any country related to the Fund’s investments may have a negative effect on the Fund. Resulting catastrophic losses may either be uninsurable or insurable at such high rates as to make such coverage impracticable. If such a major uninsured loss were to occur with respect to any of the Fund’s investments, the Fund could lose both invested capital and anticipated profits.

The Fund may acquire portfolio companies that are located in areas that are subject to climate change and, as such, there may be significant physical effects of climate change that have the potential to have a material effect on the Fund’s business and operations. Physical impacts of climate change may include: increased storm intensity and severity of weather (e.g., floods or hurricanes); wildfires; sea level rise; and extreme temperatures. For example, many climate models indicate that global warming is likely to result in rising sea levels and increased frequency and severity of weather events, which may lead to higher insurance costs, or a decrease in available coverage, for portfolio companies in areas subject to severe weather. These climate-related effects could damage the portfolio company’s physical infrastructure, especially operations located in low-lying
areas near coasts and river banks, and facilities situated in hurricane-prone and rain-susceptible regions.
Some force majeure events may adversely affect the ability of a party (including a portfolio company or a counterparty to the Fund or a portfolio company) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a portfolio company or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more portfolio companies or its assets, could result in a loss to the Fund, including if its investment in such portfolio company is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.
Due Diligence.
The
Sub-Adviser
will conduct, and will use third parties to conduct, due diligence on prospective investments. In conducting such due diligence, the
Sub-Adviser’s
investment professionals will use publicly available information, as well as information from their relationships with former and current bank lenders, management teams, consultants, competitors and investment bankers. Such level of due diligence may not, however, reveal all matters and issues, material or otherwise, relating to prospective investments.
Possibility of Fraud or Other Misconduct of Employees and Service Providers.
Misconduct by employees of the
Sub-Adviser,
service providers to the Fund and/or their respective affiliates (including affiliated service providers) could cause significant losses to the Fund. Misconduct may include entering into transactions without authorization, the failure to comply with operational and risk procedures, including due diligence procedures, misrepresentations as to investments being considered by the Fund, the improper use or disclosure of confidential or material non-public
information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities and non-compliance
with applicable laws or regulations and the concealing of any of the foregoing. Such activities may result in reputational damage, litigation, business disruption and/or financial losses to the Fund. Apollo has controls and procedures through which it seeks to minimize the risk of such misconduct occurring. However, no assurances can be given that the
Sub-Adviser
will be able to identify or prevent such misconduct.
In addition, instances of fraud and other deceptive practices or devices employed by management or owners of portfolio companies in which the Fund invests may undermine the
Sub-Adviser’s
due diligence efforts with respect to such companies and, if such fraud is discovered, negatively affect the valuation of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility that could negatively impact the Fund’s investments. In the event of fraud by any portfolio company in which the Fund invests, the Fund may suffer a partial or total loss of its capital investment in that company.
Trade Errors.
The
Sub-Adviser
has adopted a policy for the purpose of addressing trade errors that may arise, from time to time, with respect to the securities transactions of the Fund. The
Sub-Adviser,
pursuant to the policy, will seek to identify and correct any trade errors in an expeditious manner. The determination of whether or not a trade error has occurred will be in the discretion of the
Sub-Adviser,
and investors should be aware that, in making such determinations, the
Sub-Adviser
will have a conflict of interest.
Over-the-Counter
Trading.
The Fund’s investment and hedging strategies may involve it or its portfolio companies engaging in forward currency contracts and options, as well as currency and credit default swaps and other derivatives. There is no limitation on daily price movements on these instruments and speculative position limits are not currently applicable. The principals who deal in these markets are not required to continue to make markets and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain contracts or have quoted prices with unusually wide spreads between the prices at which they were prepared to buy and those at which they were prepared to sell. Disruptions can also occur in any market in which the Fund or any of its portfolio companies trades due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such trading to less than that which the
Sub-Adviser
would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in significant losses to the Fund.
Over-Commitment.
In order to facilitate the acquisition of a portfolio company, the Fund may make (or commit to make) an investment that exceeds the desired amount with a view to selling a portion of such investment to co-investors
or other persons prior to or within a reasonable time after the closing of the acquisition. In such event, the Fund will bear the risk that any or all of the excess portion of such investment may not be sold or may only be sold on unattractive terms and that, as a consequence, the Fund may bear the entire portion of any break-up
fee or other fees, costs and expenses related to such investment, including break-up
fees and hold a larger than expected portion of such portfolio company or may realize lower than expected returns from such investment. The
Sub-Adviser
endeavors to address such risks by requiring such investments to be in the best interests of the Fund, regardless of whether any sell-down ultimately occurs. None of the
Sub-Adviser
or any of its affiliates will be deemed to have violated any duty or other obligation to the Fund or any of its investors by engaging in such investment and sell-down activities.
Expedited Transactions.
Investment analyses and decisions by the
Sub-Adviser
will often be undertaken on an expedited basis in order for the Fund to take advantage of investment opportunities. In such cases, the information available to the
Sub-Adviser
at the time of an investment decision may be limited, and the
Sub-Adviser
may not have access to the detailed information necessary for a full evaluation of the investment opportunity. In addition, the
Sub-Adviser
may rely upon independent consultants or advisors in connection with the evaluation of proposed investments. There can be no assurance that these consultants or advisors will accurately evaluate such investments.
Non-Controlling
Investments.
The Fund is expected to hold a
non-controlling
interest in portfolio companies and, therefore, may have a limited ability to protect its position in such portfolio companies. Further, the Fund may have no right to appoint a director and, as a result, may have a limited ability to influence the management of such portfolio companies. In such cases, the Fund will be significantly reliant on the existing management and board of directors of such companies, which may include representation of other investors with whom the Fund is not affiliated and whose interests may conflict with the Fund’s interests. Where practicable and appropriate, it is expected that shareholder rights generally will be sought to protect the Fund’s interests. There can be no assurance, however, that such minority investor rights will be available, or that such rights will provide sufficient protection of the Fund’s interests. In addition, the Fund may hold investments in debt instruments or other investments that do not entitle the Fund to voting rights and, therefore, the Fund may have a limited ability to protect such investments.
Control Person Liability.
The Fund could, as a result of a restructuring or other event with respect to a portfolio company, acquire a controlling interests in a portfolio company. The fact that the Fund or
Sub-Adviser
exercises control or exerts influence (or merely has the ability to exercise control or exert influence) over a company may give rise to risks of liability (including under various theories of parental liability and piercing the corporate veil doctrines) for, among other things, personal injury and/or property or environmental damage claims arising from an accident or other unforeseen event, product defects, employee benefits (including pension and other fringe benefits), failure to supervise management, violation of laws and governmental regulations (including securities laws, anti-trust laws, employment laws, anti-bribery and other anti-corruption laws) and other types of liability for which the limited liability characteristic of business ownership and the Fund itself (and the limited liability structures that may be utilized by the Fund in connection with its ownership of portfolio companies or otherwise) may be ignored or pierced, with the result being that relevant entities could be treated as if such limited liability characteristics or structures did not exist for purposes of the application of such laws, rules, regulations and court decisions.
Contingent Liabilities on Disposition of Investments.
In connection with the disposition of an investment of the Fund, the Fund may be required to make representations and warranties about such investments. The Fund may become involved in disputes or litigation concerning such representations and warranties and may be required to make payments to third parties as a result of such disputes or litigation. If the Fund does not have cash available to conduct such litigation or make such payments, it may be required to borrow funds. Any such payments and borrowings could adversely impact the Fund’s ability to make distributions. In addition, if the Fund is unable to borrow funds to make such payments, it may be forced to sell investments to obtain funds. Such sales may be effected on unsatisfactory terms. The
Sub-Adviser
may also establish reserves or escrow accounts for such contingent liabilities. In that regard, shareholders may be required to return amounts distributed to them to fund the Fund’s indemnity obligations or other Fund obligations arising out of any legal proceeding against the Fund, subject to certain limitations set forth in this registration statement.
Execution Risks and Error.
In order to seek positive returns in global markets, the Fund’s trading and investments could involve multiple portfolio investments, multiple brokers and counterparties and multiple strategies. As a result, the execution of the trading and investment strategies employed by the Fund may require rapid execution of trades, high volume of trades, complex trades, difficult to execute trades, use of negotiated terms with counterparties such as in the use of derivatives and the execution of trades involving less common or novel portfolio investments. In each case, the Fund seeks best execution and has trained execution and operational staff who execute, settle and clear such trades. However, in light of the high volumes, complexity and global diversity involved, some slippage, errors and miscommunications with brokers and counterparties may occur, and could result in losses to the Fund. In such circumstances, the Fund will evaluate the merits of potential claims for damage against brokers and counterparties who are at fault and, to the extent practicable, will seek to recover losses from those parties. In its sole discretion, the
Sub-Adviser
may choose to forego pursuing claims against brokers and counterparties on behalf of the Fund for any reason, including the cost of pursuing claims relative to the likely amount of any recovery and the maintenance of its business relationships with brokers and counterparties. In addition, the
Sub-Adviser’s
own execution and operational staff may be solely or partly responsible for errors in placing, processing, and settling trades that result in losses to the Fund. The
Sub-Adviser
is not liable to the Fund for losses caused by brokers or counterparties or its own negligence or contributory negligence. The
Sub-Adviser
may be liable to the Fund for acts that constitute bad faith, gross negligence, willful misconduct, fraud, willful or reckless disregard for such their duties to the Fund or the shareholders or for damages resulting from intentional violations of securities laws. Interests in the Fund are only available for subscription by investors who understand that they and the Fund are waiving potential claims for damages arising from the operation of the Fund, including damages resulting from the
Sub-Adviser’s
own negligence or contributory negligence, and expect some execution losses to the Fund.
Operating and Financial Risks of Portfolio Companies.
Portfolio companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in their competitive environment, or an economic downturn. As a result, portfolio companies that the Fund may have expected to be stable may operate at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or to maintain their competitive positions, or may otherwise have a weak financial condition or be experiencing financial distress. In some cases, the success of the Fund’s investment strategy and approach will depend, in part, on the ability of the Fund to effect improvements in the operations of a portfolio company and/or recapitalize its balance sheet. To the extent relevant to a portfolio company, the activity of identifying and implementing operating improvements and/or recapitalization programs at portfolio companies entails a high degree of uncertainty. There can be no assurance that the Fund will be able to successfully identify and implement such operating improvements and/or recapitalization programs. In addition, the Fund may cause its portfolio companies to bear certain fees, costs and expenses that the Fund would otherwise bear, including the fees, costs and expenses incurred in developing, investigating, negotiating, structuring or consummating the Fund’s or any other investment in such portfolio companies. For example, the
Sub-Adviser
may cause such portfolio companies to bear the fees, costs and expenses that are incurred in connection and concurrently with the acquisition of such portfolio companies and such other fees, costs and expenses that may otherwise be treated as operating expenses. The payment of such fees, costs and expenses by such portfolio companies may reduce the amount of cash that the portfolio companies have on hand.
Ability to Source and Make Suitable Investments.
The consistency of available and suitable investments for the Fund could be a risk. The lack of availability from time to time of assets for purchase by the Fund may delay the Fund’s ability to achieve its target portfolio size, composition or rate of return in its projected timeframe or to make investments thereafter, both of which circumstances could materially adversely affect the Fund’s investment performance.
Factors that may affect the Fund’s ability to source suitable investments include, among other things, the following: developments in the market for nonperforming loans or other general market events, which may include changes in interest rates or credit spreads or other events which may adversely affect the price of assets, whether individually or collectively; competition for investment opportunities and the inability of the Fund to acquire assets at favorable yields (including if the Fund’s competitors have greater access to financial, technical and marketing resources than the Fund, a lower cost of funds than the Fund, and access to funding sources that are not available to the Fund); the inability of the Fund to reinvest the proceeds from the sale or repayment of any of its assets in suitable target investments on a timely basis, whether at prices that the Fund believes are appropriate or at all; and the inability of the Fund to secure debt financing or refinancing for the Fund’s portfolio companies on a timely basis, whether on a basis that is satisfactory to the Fund or at all.
Illiquidity and Long-Term Nature of Investments.
The market for many of the Fund’s portfolio companies is substantially less liquid than the market for publicly traded securities. In addition, certain portfolio companies may be subject to legal or contractual restrictions or requirements that limit the Fund’s ability to transfer them or sell them for cash. The resulting illiquidity of these investments may make it difficult for the Fund to sell such investments if the need arises. If the Fund needs to sell all or a portion of its portfolio over a short period of time, it may realize value significantly less than the value at which it had previously recorded those investments.

Tax Considerations.
An investment in the Fund involves complex U.S. and
non-U.S.
tax considerations that will differ for each investor depending on the investor’s particular circumstances. The investment decisions of the
Sub-Adviser
will be based primarily upon economic, not tax, considerations, and could result, from time to time, in adverse tax consequences to some or all shareholders. There can be no assurance that the structure of the Fund or of any investment will be tax-efficient
for any particular investor.
Under certain circumstances, investors in the Fund could be required to recognize taxable income in a taxable year for U.S. federal income tax purposes, even if the Fund either distributes no cash in such year or distributes cash in such year that is less than such amount of taxable income (including as a result of the Fund owning securities issued with original issue discount, owning interests in certain partnerships, owning interests in certain
non-U.S.
corporations and entering into certain transactions that are taxed on a mark-to-market
basis). In addition, the Fund may invest in securities of corporations and other entities organized outside the United States. Income from such investments may be subject to
non-U.S.
withholding taxes, which may or may not be reduced or eliminated by an income tax treaty. Furthermore, a shareholder may be subject to state and/or local taxes as a result of the Fund’s operations and activities. State and local laws may differ from U.S. federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. Each prospective investor is urged to consult with its own adviser as to the advisability and tax consequences of an investment in the Fund.
In addition, the Fund will take tax considerations into account in determining when the Fund’s portfolio companies should be sold or otherwise disposed of and may assume certain market risk and incur certain expenses in this regard to achieve favorable tax treatment of a transaction.
Reliance on Portfolio Company Management.
The
day-to-day
operations of a portfolio company will be the responsibility of such company’s management team. Although the
Sub-Adviser
will be responsible for monitoring the performance of portfolio companies and generally seeks to invest in companies operated by capable management, there can be no assurance that an existing management team, or any successor, will be able to successfully operate a portfolio company in accordance with the
Sub-Adviser’s
strategy for such company.
Investments in Less Established Companies.
The Fund may invest a portion of its assets in less established companies or early stage companies. Investments in such early stage companies may involve greater risks than those generally associated with investments in more established companies. For instance, less established companies tend to have smaller capitalizations and fewer resources and, therefore, are often more vulnerable to financial failure . Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In the case of start-up
enterprises, such companies may not have significant or any operating revenues. Early stage companies often experience unexpected issues in the areas of product development, manufacturing, marketing, financing and general management, which, in some cases, cannot be adequately resolved. A major risk also exists that a proposed service or product cannot be developed successfully with the resources available to such an early stage company. There is no assurance that the development efforts of any such early stage company will be successful or, if successful, will be completed within budget or the time period originally estimated. Substantial amounts of financing may be necessary to complete such development and there is no assurance that such funds will be available from any particular source, including institutional private placements or the public markets. The percentage of early stage companies that survive and prosper tends to be small. In addition, less mature companies could be more susceptible to irregular accounting or other fraudulent practices. Furthermore, to the extent there is any public market for the securities held by the Fund, securities of less established companies may be subject to more abrupt and erratic market price movements than those of larger, more established companies.
In addition to investing in less established or early stage companies, the Fund may actively engage in forming new businesses. Unlike investing in an existing company where start-up
risks are generally shared with third parties who also have vested interests in such company (including the company’s founders, existing managers or existing equity holders), in the case where the Fund forms a new business, all such risks are generally borne by the Fund. In addition, newly formed businesses face risks similar to those affecting less established or early stage companies as described above and may experience unexpected operational, developmental or financial issues that cannot be adequately resolved, and there is no assurance that such new business ventures will become successful.
Some of the portfolio investments expected to be made by the Fund should be considered highly speculative and may result in the loss of the Fund’s entire investment therein. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.
Uncertainty of Financial Projections.
The
Sub-Adviser
will generally establish the capital structure of portfolio companies on the basis of financial projections for such portfolio companies. Projections are forward-looking statements and are based upon certain assumptions. Projected operating results will normally be based primarily on management judgments. In all cases, projections are only estimates of future results that are based upon assumptions that the
Sub-Adviser
believes are reasonable at the time that the projections are developed. Projections are subject to a wide range of risks and uncertainties, however, and there can be no assurance that the actual results may not differ materially from those expressed or implied by such projections. Moreover, the inaccuracy of certain assumptions, the failure to satisfy certain financial requirements and the occurrence of other unforeseen events could impair the ability of a portfolio company to realize projected values. General economic conditions, which are not predictable, can also have a material adverse impact on the reliability of such projections.
Financing Arrangements.
To the extent that the Fund enters into financing arrangements, such arrangements may contain provisions that expose it to particular risk of loss. For example, any cross-default provisions could magnify the effect of an individual default. If a cross-default provision were exercised, this could result in a substantial loss for the Fund. Also, the Fund may, in the future, enter into financing arrangements that contain financial covenants that could require it to maintain certain financial ratios. If the Fund were to breach the financial covenants contained in any such financing arrangement, it might be required to repay such debt immediately in whole or in part, together with any attendant costs, and the Fund might be forced to sell some of its assets to fund such costs. The Fund might also be required to reduce or suspend distributions. Such financial covenants would also limit the ability of the
Sub-Adviser
to adopt the financial structure (e.g., by reducing levels of borrowing) which it would have adopted in the absence of such covenants.
Distributions.
We may not achieve investment results that will allow us to make a specified or stable level of cash distributions and our distributions may decrease over time. In addition, due to the asset coverage test applicable to us as a regulated closed-end
fund, we may be limited in our ability to make distributions.
We may fund our cash distributions to shareholders from any sources of funds available to us, including borrowings, net investment income from operations, capital gains proceeds from the sale of assets, non-capital
gains proceeds from the sale of assets, dividends or other distributions paid to us on account of preferred and common equity investments in portfolio companies and fee and expense reimbursement waivers from the Adviser and its affiliates, if any. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this registration statement. In addition, the inability to satisfy the asset coverage test applicable to us as a registered closed-end
fund may limit our ability to pay distributions. We cannot assure you that we will continue to pay distributions to our shareholders in the future. In the event that we encounter delays in locating suitable investment opportunities, we may pay all or a substantial portion of our distributions from borrowings or sources other than cash flow from operations in anticipation of future cash flow, which may constitute a return of your capital. A return of capital is a return of your investment, rather than a return of earnings or gains derived from our investment activities.
Broker or Dealer or Custodian Insolvency.
The Fund’s assets may be held in one or more accounts maintained for the Fund by its prime brokers or at other brokers or with one or more custodians, which may be located in various jurisdictions. Such prime brokers, local brokers and custodians, as brokerage firms, custodians or commercial banks, may be subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a prime broker or custodian or any of their respective sub-custodians,
agents or affiliates, or a local broker, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Investors should assume that the insolvency of any of the prime brokers or such other service providers would result in a loss to the Fund, which could be material.
Developments in the Structured Credit Markets and Their Broader Impact.
Declines in the market value of ABS and MBS, especially those backed by subprime mortgages, were associated with significant market events resulting in the global financial crisis of 2007–2009 and the subsequent regulatory and market responses to the financial crisis. Increasing credit and valuation problems in the subprime mortgage market generated extreme volatility and illiquidity in the markets for portfolio companies directly or indirectly exposed to subprime mortgage loans. This volatility and illiquidity extended to the global credit and equity markets generally, and, in particular, to the high-yield bond and loan markets, exacerbated by, among other things, uncertainty regarding the extent of problems in the mortgage industry and the degree of exposure of financial institutions and others, decreased risk tolerance by investors and significantly tightened availability of credit. Except for agency RMBS, and despite modest increases in non-agency
RMBS issuance, the market for RMBS has not significantly recovered (relative to the pre-financial
crisis market) from these conditions and it is difficult to predict if or when the non-agency
RMBS market will recover from such conditions. If the structured credit markets continue to face uncertainty or to deteriorate, then the Fund may not be presented with sufficient investment opportunities in ABS and MBS, which may prevent the Fund from successfully executing investment strategies in such investments. Moreover, further uncertainty or deterioration in the structured credit markets could result in further declines in the market values of or increased uncertainty with respect to such investments made or considered by the Fund, which could require the Fund to dispose of such investments at a loss while such adverse market conditions prevail.

Class F [Member] | Legal and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal and Regulatory Risks
SEC Investigations.
There can be no assurance that the Fund, the
Sub-Adviser
or any of their affiliates will avoid regulatory examination and possibly enforcement actions in the future.
On August 23, 2016, without admitting or denying any wrongdoing, certain affiliates of Apollo consented to the entry of an order to cease and desist from committing or causing any violations and future violations of Sections 206(2) and 206(4) of the Advisers Act and Rules
206(4)-7
and
206(4)-8
thereunder. According to the SEC order, (1) such affiliates did not, among other things, provide sufficient pre-commitment
disclosure regarding the possibility of accelerating otherwise authorized fees upon termination of monitoring agreements with their portfolio investments, (2) certain affiliates of Apollo did not adequately disclose that interest from a loan from a private equity fund to its general partner would be allocated to the general partner, (3) such affiliates of Apollo did not adequately supervise a former senior partner’s expense reimbursement practices and (4) such affiliates of Apollo failed to adopt and implement policies and procedures reasonably designed to prevent violations of the Advisers Act and its rules. As part of the settlement, such affiliates of Apollo agreed to pay $37,527,000 of disgorgement and $2,727,552 of prejudgment interest to shareholders of Apollo-managed funds and a civil monetary penalty of $12,500,000 to the SEC.
There is also a risk that regulatory agencies in the United States and beyond will continue to adopt new laws or regulations (including tax laws or regulations), change existing laws or regulations, or enhance the interpretation or enforcement of existing laws and regulations.
Compliance Failures.
Apollo and certain of its affiliates, including the
Sub-Adviser,
are regulated entities, and any compliance failures or other inappropriate behavior by them may have a material and/or adverse effect on the Fund. The provision of investment management services is regulated in most relevant jurisdictions, and the
Sub-Adviser
(and Apollo generally) must maintain its regulatory authorizations to continue to be involved both in the management of the Fund’s investments and to continue Apollo’s businesses generally. The
Sub-Adviser’s
ability to source and execute investment transactions for the Fund, and investor sentiment with respect to the Fund, may be adversely affected by negative publicity arising from any regulatory compliance failures or other inappropriate behavior by any Apollo affiliate or its investment professionals.
Legal, Tax and Regulatory Risks.
Legal, tax and regulatory changes could occur during the Fund’s term that may adversely affect the Fund or its portfolio companies. There has been, and it is possible that there will be, further involvement of governmental and regulatory authorities in financial markets around the world. For example, the Fund expects to make investments in a number of different industries, some of which are or may become subject to regulation by one or more governmental agencies or authorities. New and existing regulations, changing regulatory requirements and the burdens of regulatory compliance all may have an adverse effect on the performance of investments that operate in these industries.
The
Sub-Adviser
cannot predict whether new legislation or regulation (including new tax measures) will be enacted by legislative bodies or governmental agencies, nor can either of them predict what effect such legislation or regulation might have. There can be no assurance that new legislation or regulation, including changes to existing laws and regulations, will not have an adverse effect on the Fund’s investment performance.
Changes in Tax Law.
The Biden administration may propose significant changes to the U.S. federal tax laws, some or all of which may be enacted. The passage of such legislation, as well as changes or modifications in existing judicial decisions or in the current positions of the IRS, could substantially modify the tax treatment described in this prospectus, possibly on a retroactive basis. The Fund cannot predict whether the U.S. Congress or any other legislative body will enact new tax legislation or whether the IRS or any other Tax Authority will issue new regulations or other guidance, nor can it predict what effect such legislation or regulations might have. There can be no assurance that new legislation or regulations, including changes to existing laws and regulations, will not have an adverse effect on the Fund’s investment performance.
Confidential Information.
As a holder of loans, the Fund may be entitled to receive material, non-public
information regarding borrowers which may limit the ability of Apollo’s funds and accounts, under applicable securities laws, to trade in the public securities of such borrowers, including the borrowers’ high-yield bonds. The Fund anticipates that, to avoid such restriction, it may elect not to receive such non-public
information. In situations where the Fund decides to receive such information, it may seek to discontinue receiving
non-public
information concerning the borrower under a loan when it is disclosed by such borrower that the borrower will issue high-yield bonds in the near future. As a result, the Fund, at times, may receive less information regarding such a borrower than is available to the other investors in such borrower’s loan, which may result in the Fund’s taking actions or refusing to take actions in a manner different than had it received such non-public
information.
Pay-to-Play
Laws, Regulations and Policies.
A number of U.S. states and municipal pension plans have adopted so-called
“pay-to-play”
laws, regulations or policies which prohibit, restrict or require disclosure of payments to (and/or certain contacts with) state officials by individuals and entities seeking to do business with state entities, including those seeking investments by public retirement funds. The SEC has adopted rules that, among other things, prohibit an investment adviser from providing advisory services for compensation to a government client for two years after the adviser or certain of its executives, employees or agents makes a contribution to certain elected officials or candidates. If the
Sub-Adviser,
any of its employees or affiliates or any service provider acting on their behalf fails to comply with such laws, regulations or policies, such non-compliance
could have an adverse effect on the Fund and Apollo generally, and may require the applicable shareholder to withdraw from the Fund.
Tax Audit Considerations.
The Fund may take positions with respect to certain tax issues that depend on legal and other interpretative conclusions. Should any such positions be successfully challenged by the IRS, a shareholder might be found to have a different tax liability for that year than that reported on its federal income tax return. In addition, an audit of the Fund may result in an audit of the returns of some or all of the shareholders, which examination could result in adjustments to the tax consequences initially reported by the Fund and affect items not related to a shareholder’s investment in the Fund. If such adjustments result in an increase in a shareholder’s federal income tax liability for any year, such shareholder may also be liable for interest and penalties with respect to the amount of underpayment. The legal and accounting costs incurred in connection with any audit of the Fund’s tax return will be borne by the Fund. The cost of any audit of a shareholder’s tax return will be borne solely by the shareholder.
Taxation in Foreign Jurisdictions.
The Fund and/or the shareholders could become subject to additional or unforeseen taxation in jurisdictions in which the Fund operates and invests. Changes to taxation treaties (or their interpretation) between the United States and the countries in which the Fund invests may adversely affect the Fund’s ability to efficiently realize income or capital gains. Interest payments on the Fund’s investments in certain jurisdictions and certain other items of income may be subject to withholding taxes and in some cases such withholding taxes may be greater than if such Fund investments were held directly by the shareholders. There can be no assurance that U.S. tax credits may be claimed with respect to such
non-U.S.
taxes incurred. Although the Fund may, where possible, make its investments in a way which minimizes or eliminates withholding taxes, where relevant, there can be no guarantee that such strategies will be successful.
Permanent Establishment Risks.
The Fund intends to conduct its operations in a manner that will not cause it to have a “permanent establishment” in any country outside the United States , as such term is defined in the relevant income tax treaty. There can be no assurance that a particular country will not assert that the Fund has a permanent establishment in such country, and if such assertion were upheld, it can potentially result in adverse tax consequences to the Fund.
Other Regulatory Considerations.
The Fund and/or the
Sub-Adviser
also may be subject to regulation in jurisdictions in which the Fund and the
Sub-Adviser
engage in business. Because the Fund’s business is dynamic and is expected to change over time, the Fund may be subject to new or additional regulatory constraints in the future.
This Prospectus cannot address or anticipate every possible current or future regulation that may affect the
Sub-Adviser,
the Fund or their businesses. Such regulations may have a significant impact on shareholders or the operations of the Fund, including restricting the types of investments the Fund may make, preventing the Fund from exercising its voting rights with regard to certain investments requiring the Fund to disclose the identity of its investors or their beneficial owners, or otherwise. The
Sub-Adviser
may, in its sole discretion, cause the Fund to be subject to such regulations if it believes that an investment or business activity is in the Fund’s interest, even if such regulations may have a detrimental effect on one or more shareholders.

Class F [Member] | Possible Risk of Conflicts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Possible Risk of Conflicts
Potential Conflicts of Interest Risk.
The
Sub-Adviser
will be subject to certain conflicts of interest in its management of the Fund. These conflicts will arise primarily from the involvement of the
Sub-Adviser,
Apollo and their affiliates in other activities that may conflict with those of the Fund. The
Sub-Adviser,
Apollo and their affiliates engage in a broad spectrum of activities. In the ordinary course of their business activities, the
Sub-Adviser,
Apollo and their affiliates may engage in activities where the interests of certain divisions of the
Sub-Adviser,
Apollo and their affiliates or the interests of their clients may conflict with the interests of the Fund or the shareholders of the Fund. Other present and future activities of the
Sub-Adviser,
Apollo and their affiliates may give rise to additional conflicts of interest which may have a negative impact on the Fund.

In addressing these conflicts and regulatory, legal and contractual requirements across its various businesses, Apollo has implemented certain policies and procedures (e.g., information walls) that may reduce the positive synergies that the
Sub-Adviser
may have potentially utilized for purposes of finding attractive investments. Additionally, Apollo may limit a client and/or its portfolio companies from engaging in agreements with or related to companies in which any fund of Apollo has or has considered making an investment or which is otherwise an advisory client of Apollo and/or from time to time restrict or otherwise limit the ability of the Fund to make investments in or otherwise engage in businesses or activities competitive with companies or other clients of Apollo, either as result of contractual restrictions or otherwise. Finally, Apollo has in the past entered, and is likely in the future to enter, into one or more strategic relationships in certain regions or with respect to certain types of investments that, although possibly intended to provide greater opportunities for the Fund, may require the Fund to share such opportunities or otherwise limit the amount of an opportunity the Fund can otherwise take.
As part of its regular business, Apollo provides a broad range of services other than those provided by the
Sub-Adviser,
including investment banking, underwriting, capital markets syndication and advisory (including underwriting), placement, financial advisory, restructuring and advisory, consulting, asset/property management, mortgage servicing, insurance (including title insurance), monitoring, commitment, syndication, origination, servicing, management consulting and other similar operational and finance matters, healthcare consulting/brokerage, group purchasing, organizational, operational, loan servicing, financing, divestment and other services. In addition, Apollo may provide services in the future beyond those currently provided. The Fund will not receive a benefit from the fees or profits derived from such services. In such a case, a client of Apollo would typically require Apollo to act exclusively on its behalf. This request may preclude all of Apollo clients (including the Fund) from participating in related transactions that would otherwise be suitable. Apollo will be under no obligation to decline any such engagements in order to make an investment opportunity available to the Fund. In connection with its other businesses, Apollo will likely come into possession of information that limits its ability to engage in potential transactions. The Fund’s activities are expected to be constrained as a result of the inability of the personnel of Apollo to use such information. For example, employees of Apollo from time to time are prohibited by law or contract from sharing information with members of the
Sub-Adviser’s
investment team that would be relevant to monitoring the Fund’s portfolio and other investment decisions. Additionally, there are expected to be circumstances in which one or more of certain individuals associated with Apollo will be precluded from providing services related to the Fund’s activities because of certain confidential information available to those individuals or to other parts of Apollo (e.g., trading may be restricted). Apollo has long term relationships with a significant number of corporations and their senior management. In determining whether to invest in a particular transaction on behalf of the Fund, the
Sub-Adviser
will consider those relationships, and may decline to participate in a transaction as a result of such relationships. The Fund may also co invest with clients of Apollo in particular investment opportunities, and the relationship with such clients could influence the decisions made by the
Sub-Adviser
with respect to such investments. The Fund may be forced to sell or hold existing investments as a result of various relationships that Apollo may have or transactions or investments Apollo and its affiliates may make or have made. The inability to transact in any security, derivative or loan held by the Fund could result in significant losses to the Fund.
Limitations on Transactions with Affiliates Risk.
The 1940 Act limits our ability to enter into certain transactions with certain of our affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security directly from or to any portfolio company of or private equity fund managed by Apollo or any of their respective affiliates. However, the Fund may under certain circumstances purchase any such portfolio company’s loans or securities in the secondary market, which could create a conflict for the
Sub-Adviser
between the interests of the Fund and the portfolio company, in that the ability of the
Sub-Adviser
to recommend actions in the best interest of the Fund might be impaired. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to us.
Dependence on Key Personnel Risk.
The
Sub-Adviser
is dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the
Sub-Adviser
were to lose the services of these individuals, its ability to service the Fund could be adversely affected. As with any managed fund, the
Sub-Adviser
may not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio and the Fund’s performance may lag behind that of similar funds. The
Sub-Adviser
has informed the Fund that the investment professionals associated with the
Sub-Adviser
are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. In addition, individuals not currently associated with the
Sub-Adviser
may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals.
The
Sub-Adviser’s
ability to successfully manage the Fund depends on the
Sub-Adviser’s
employees and advisors. The
Sub-Adviser
will be relying extensively on the experience, relationships and expertise of these persons. There can be no assurance that these persons will remain with the
Sub-Adviser
or will otherwise continue to be able to carry on their current duties throughout the life of the Fund (which is expected to be indefinite) or that the
Sub-Adviser
will be able to attract and retain replacements or additional persons when needed. Additionally, investment professionals and other employees and advisors to the
Sub-Adviser
may not have been involved with the investment decisions and transactions made by the
Sub-Adviser
or any other Apollo Client described herein and may have a limited history working for Apollo. The loss of the services of one or more of these professionals could have an adverse impact on the Fund’s ability to realize its investment objectives. The Fund will also depend on the success of operating executives (including persons or entities employed, engaged or retained by Apollo) in supplementing the Fund’s investment team, among other things, in sourcing investment opportunities, in transaction analysis and due diligence, and with asset management, managerial and operational skills as appropriate for the assets in question. Certain industry executives, advisors, consultants and operating executives may be exclusive to Apollo or the Fund and could be employees of Apollo, but may not have the same compensation incentives as the Fund’s investment team due to, among other things, factors that distinguish these engagements from those of Apollo investment professionals, including the aspects of the transactions in which they are involved or the performance metrics upon which their compensation is based. Furthermore, certain Apollo personnel, in addition to their responsibilities on behalf of the
Sub-Adviser
and the Fund, are and will continue to be involved in the investment activities of other Apollo Clients, in other business activities of Apollo (including Apollo-sponsored SPACs and their acquisition targets) and in personal investment activities. In particular, the managing partners of Apollo have established family offices to provide investment advisory, accounting, administrative and other services to their respective family accounts (including certain charitable accounts) in connection with their personal investment activities unrelated to their investments in Apollo entities, and their respective involvement in such family offices will require the respective resources and attention of each such managing partner who may also have responsibilities to the Fund’s affairs.
The Fund has no employees and no separate facilities and is reliant on the
Sub-Adviser,
which has significant discretion as to the implementation of the Fund’s investment objective and policy. In particular, the Fund’s performance will depend on the success of the
Sub-Adviser’s
investment process.
Accordingly, the Fund will depend on the
Sub-Adviser’s
assessment of an appropriate acquisition price for, and
on-going
valuation of, the Fund’s investments. The acquisition price determined by the
Sub-Adviser
in respect of each investment position will be based on the returns that the
Sub-Adviser
expects the investment to generate, based on, among other things, the
Sub-Adviser’s
assessment of the nature of the investment and the relevant collateral, security position, risk profile and historical default rates of the position and supply and demand in the secondary loan market. Each of these factors involves subjective judgments and forward-looking determinations by the
Sub-Adviser.
If the
Sub-Adviser
misprices an investment (for whatever reason), the actual returns on the investment may be less than anticipated at the time of acquisition. Further, in light of the illiquidity of the investment, it may be difficult for the Fund to dispose of the investment at a price similar to the acquisition price.
Competition for Investment Opportunities.
There is currently, and will likely continue to be, competition for investment opportunities by investment vehicles and others with investment objectives and strategies identical or similar to the Fund’s investment objectives and strategies, as well as by business development companies, master limited partnerships, strategic investors, hedge funds and others. Some of these competitors may have more relevant experience, greater financial, technical, marketing and other resources, more personnel, higher risk tolerances, different risk assessments, lower return thresholds, lower cost of capital and access to funding sources unavailable to the Fund and a greater ability to achieve synergistic cost savings in respect of an investment than the Fund, the
Sub-Adviser,
Apollo or any of their respective affiliates. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number of opportunities available to the Fund and adversely affecting the terms, including pricing, upon which portfolio investments can be made. Such competition may be particularly acute with respect to participation by the Fund in auction proceedings. To the extent that the Fund encounters competition for investments, returns to shareholders may decrease.
Based on the foregoing, there can be no assurance that the Fund will be able to identify or consummate investments that satisfy the Fund’s rate of return objectives or realize upon their values, or that the Fund will be able to invest fully its committed capital. The success of the Fund will depend on the
Sub-Adviser’s
ability to identify suitable investments, to negotiate and arrange the closing of appropriate transactions and to arrange the timely disposition of portfolio investments.
Allocation of Investment Opportunities.
Apollo will provide investment management services to other Apollo Clients, and Apollo and/or such Apollo Clients may have one or more investment strategies that overlap or conflict with those of the Fund. The employment by Apollo of conflicting and/or overlapping strategies for other Apollo Clients may adversely affect the prices and availability of the securities and other assets in which the Fund invests. If participation in specific investment opportunities is appropriate for both the Fund and one or more other Apollo Clients (or Apollo itself, such as an Apollo-sponsored SPAC), participation in such opportunities will be allocated pursuant to Apollo’s allocation policies and procedures. There can be no assurance, however, that the application of such policies will result in the allocation of a specific investment opportunity to the Fund or that the Fund will participate in all investment opportunities falling within its investment objective. Such considerations may result in allocations of certain investments among the Fund and other Apollo Clients on other than a pari passu basis and, in some cases, to a newly-formed Apollo Client established for a particular investment. In the past, the application of such policies has resulted in the allocation by Apollo of certain investment opportunities relating to the alternative investment management business to (i) Apollo rather than to Apollo Clients and (ii) a newly-formed Apollo Client created for a particular investment opportunity or otherwise, and Apollo expects to allocate certain opportunities in a similar manner in the future. It is possible that the allocation of such opportunities to Apollo rather than to Apollo Clients, such as the Fund, may occur as a result of, in connection with, or ancillary to, the allocation of investment opportunities to such Apollo Clients (e.g., where Apollo has been afforded an opportunity to acquire an alternative investment management business as a result of an investment made or proposed to be made by the Fund). It is possible that the allocation of such opportunities to Apollo rather than to Apollo Clients, such as the Fund, may occur as a result of, in connection with, or ancillary to, the allocation of investment opportunities to such Apollo Clients (e.g., where Apollo has been afforded an opportunity to acquire an alternative investment management business as a result of an investment made or proposed to be made by the Fund).

Class M [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Class M
Maximum Sales Load (as a percent of offering price) 1	None
Contingent Deferred Sales Charge	None
1
While neither the Fund nor the Distributor imposes an initial sales charge, if you buy Class M shares through certain financial intermediaries, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.

Sales Load [Percent]	[8]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees 2	1.50%
Other Expenses	1.37%
Distribution Fee 3	0.75%
Remaining Other Expenses 4	0.62%
Interest Expense on Borrowing	1.11%
Acquired Fund Fees and Expenses	0.01%
Total Annual Expenses 2	3.99%
Fee Waiver and Reimbursement 5	(0.13)%
Total Annual Expenses (after fee waiver and reimbursement)	3.86%
2	The “Management Fees” and “Total Annual Expenses” have been adjusted to reflect the decrease in the management fee from 1.85% to 1.50% effective August 24, 2022.
3
Class M shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class M shares and is payable on a monthly basis. See “Plan of Distribution.”

4	CLO expenses are not included in the Other Expenses. If such expenses were included, they would be approximately 0.01% of the Fund’s net assets.
5
The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 2.75% per annum of the Fund’s average daily net assets attributable to Class M shares. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date on which they were incurred; and (2) the reimbursement may not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain in effect at least through April 30, 2024 unless and until the Board approves its modification or termination. This agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. The Expense Limitation Agreement may be renewed at the Adviser’s and Board’s discretion. See “Management of the Fund.” The total annual expenses in this fee table is different from the ratio of expenses to average net assets given in the Financial Highlights, because the Financial Highlights do not include acquired fund fees and expenses.

Management Fees [Percent]	[2]	1.50%
Interest Expenses on Borrowings [Percent]		1.11%
Acquired Fund Fees and Expenses [Percent]		0.01%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[9]	0.75%
Other Annual Expense 2 [Percent]	[3]	0.62%
Other Annual Expenses [Percent]		1.37%
Total Annual Expenses [Percent]	[2]	3.99%
Waivers and Reimbursements of Fees [Percent]	[10]	(0.13%)
Net Expense over Assets [Percent]		3.86%
Expense Example [Table Text Block]
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return (the example assumes the Fund’s Expense Limitation Agreement will remain in effect for only one year and does not include any transaction fee that may be imposed by certain financial intermediaries):

Share Class	1 Year	3 Years	5 Years	10 Years
Class M	$39	$120	$203	$419

Expense Example, Year 01		$ 39
Expense Example, Years 1 to 3		120
Expense Example, Years 1 to 5		203
Expense Example, Years 1 to 10		$ 419
Basis of Transaction Fees, Note [Text Block]	[8]	as a percent of offering price
Other Expenses, Note [Text Block]		CLO expenses are not included in the Other Expenses. If such expenses were included, they would be approximately 0.01% of the Fund’s net assets.
Management Fee not based on Net Assets, Note [Text Block]		The “Management Fees” and “Total Annual Expenses” have been adjusted to reflect the decrease in the management fee from 1.85% to 1.50% effective August 24, 2022.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES
Investment Objective and Policies
The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets.
As described in greater detail below, the Fund will take a “multi-asset” approach across private and public credit markets that is centered around five key strategy pillars: (1) corporate direct lending, (2) asset backed lending, (3) performing credit, (4) dislocated credit and (5) structured credit.
Corporate Direct Lending.
The corporate direct lending pillar (“Corporate Direct Lending”) seeks to capitalize on a robust opportunity to provide a streamlined solution for large corporate issuers through directly originated first lien, senior secured or unitranche term loans. The Fund believes a combination of secular and cyclical drivers are giving rise to a whitespace that exists between the broadly syndicated markets and traditional middle market direct lending, creating demand for large scale
origination solutions among corporate issuers
 with generally more than $75 million in earnings before interest, taxes, depreciation and amortization (“EBITDA”).
In recent years, businesses of increasing size have demonstrated a preference to fund growth in the private markets, a trend that has been enabled in part by the unprecedented growth in private equity.
The Fund believes that the privatization of the broadly syndicated loan market is a corollary to the privatization of equity markets, as forgoing onerous and often uncertain loan syndication processes in favor of private, directly originated financing solutions can be a compelling value proposition for many large issuers. While private credit and middle market direct lending have grown significantly following the 2008 financial crisis, the Fund believes there is a dearth of available alternative financing solutions for large corporate issuers.
The Fund believes that by leveraging its robust networks and proprietary relationships, cycle-tested investing experience and range of expertise across credit, it is well-positioned to be a first mover in large corporate direct lending. Due to the breadth and scale of Apollo’s capital base, the Fund believes that
Sub-Adviser-managed
funds and clients are poised to underwrite and commit to large transactions, streamlining the execution process for borrowers and enabling them to interface with a single counterparty versus a large, fragmented lender group. Additionally, the Fund’s underwriting and structuring ability coupled with company and sector-specific insights across the
Sub-Adviser’s
platform will enable the Fund to embrace complexity and provide bespoke capital solutions tailored to borrowers’ unique financing needs. Given the
Sub-Adviser’s
first-mover advantage, the Fund believes the Corporate Direct Lending pillar will stand to exercise a high degree of credit selectivity as well as drive terms and rigorous structural protections to generate attractive risk-adjusted returns.
Additionally, this pillar may
include opportunities within
credit secondaries
and middle market direct lending
based on prevailing market conditions or idiosyncratic circumstances.
As private credit continues to expand from both
end-investor
demand and issuer preferences for alternative sources of financing, the Fund believes the opportunity for credit secondaries will grow in tandem to address liquidity or other portfolio management needs from underlying investors. With the
Sub-Adviser’s
robust database of issuers and vast network of relationships with shareholders and syndication counterparties, the Fund believes it is a natural buyer of a diverse pool of credit secondaries across vintages, managers, industries, geographies and underlying strategies. In addition, the
Sub-Adviser’s
scope of credit expertise advantageously positions the Fund to identify and underwrite opportunities which offer an attractive current yield with embedded downside protection.
Asset-Backed Lending
. The asset-backed lending pillar (“Asset-Backed Lending”) is expected to enable agile deployment into origination and propriety sourcing channels across a broad mandate of asset-backed investments, with a focus on investments collateralized by tangible assets.
This strategy pursues a broad mandate of asset-backed products on an opportunistic basis. In this strategy, the
Sub-Adviser
seeks to originate, securitize and structure new and mispriced opportunities across the asset-backed and structured debt ecosystem, focusing on large, diversified pools of hard assets and/or contracted cashflows, further enhanced by equity investments in Apollo origination platforms. Asset-backed investments may deliver differentiated risk/return profiles versus other private credit assets, exhibiting inherent downside protection from interest rate and inflationary risks and generally low correlation of credit performance versus traditional corporate credit portfolios. In particular, the Fund seeks to invest across a diversified portfolio of asset-backed opportunities, including inventory and receivables, consumer, infrastructure debt, real estate debt, fleet leasing, and other select financial asset and structured debt opportunities. The
Sub-Adviser
believes asset-backed products can provide
investors with exposure to diversified portfolios of high-quality whole loans, bonds and platform equity investments at higher yields than direct investments in the underlying assets by capturing attractive complexity and illiquidity premium.
While the marketplace often misunderstands the relative value of asset-backed finance given the complexity of the asset class, the Fund believes the breadth and scale of the
Sub-Adviser’s
platform, coupled with the Fund’s vast network of relationships with banks, management teams, sponsors and intermediaries, positions the Fund with differentiated access and insights to uncover value. The Fund seeks to be a setter of both price and terms and, where appropriate, to originate what the
Sub-Adviser
believes are attractive risk-adjusted opportunities rather than purchasing what is on offer in an environment that is increasingly pushing investors toward additional risk. Further, the Fund believes that asset-backed finance, at its core, is a credit product and that the
Sub-Adviser’s
deep sector, asset and structural expertise enables comprehensive diligence on all prospective investments, including assessment of underlying collateral, structural features and legal documentation. The asset-backed finance analysts, where applicable, leverage the industry work and investment experience of the corporate credit team as the
Sub-Adviser
believes the ability to speak across capital structures drives both proprietary sourcing and bespoke structuring for asset-backed finance opportunities.
Given the
Sub-Adviser’s
demonstrated track record of augmenting its existing credit offerings by adding specialized products and strategies to address market inefficiencies as they are identified, the Fund will stand ready to lean into new credit opportunities, if and when they become available.
Performing Credit.
The performing credit pillar (“Performing Credit”) primarily pursues liquid, performing senior secured corporate credit to generate total return. Performing Credit utilizes a targeted investment approach with a focus on top of the capital structure assets, tactically shifting its allocations across the broadly syndicated market to capture market upside while mitigating downside risk across varying market conditions. The Fund will look to identify credits with attractive trading technicals which the Fund views as offering disproportionate yield relative to the risk associated with the issuer. Frequently, these investment opportunities capitalize on pricing inefficiencies between companies, industries or rating categories due to a misunderstood credit story. The Fund will also seek out high-conviction credits where the Fund believes an upcoming event, such as a refinancing, maturity, covenant breach, initial public offering or asset sale, will serve as a catalyst for an attractive risk-adjusted return. In the Fund’s view, value-oriented credit selection with emphasis on downside protection is paramount and the most powerful determinant of performance across all market environments. Performing Credit seeks to identify fundamentally sound investments in companies with low leverage, sustainable competitive advantage, high free cash flow and strong management teams, all of which the Fund believes provide incremental downside protection. Furthermore, the Performing Credit pillar prudently applies low-cost
leverage, typically ranging between 0.5x to 1.5x under normal conditions, to mute downside participation and produce attractive upside capture as well as macro hedges to mitigate tail-risk and generate stability in the event of adverse
market volatility.
Dislocated Credit.
The dislocated credit pillar (“Dislocated Credit”) seeks to use contingent capital to pursue dislocated credit opportunities within the whitespace that exists between traditional passive and distressed-for-control
investment mandates. With the growth of passive investing and daily liquid credit funds, the Fund has observed heightened fragility within the credit markets wherein vehicles, such ETFs and open-ended mutual funds, are characterized by asset/liability mismatches which create vacuums of illiquidity during periods of market stress. During such periods, the Fund sees high-quality, fundamentally sound assets across the credit spectrum sell-off
due to technical and/or
non-fundamental
reasons, frequently from indiscriminate sellers who forgo optimal pricing to offload risk quickly and bolster liquidity. Often, these stressed, but performing credits do not meet return targets for distressed mandates, allowing the
Sub-Adviser
to be a provider of liquidity when passive investors come to market. Dislocated Credit will seek to scale deployment during periods of material spread widening given capital deployment during periods of volatility has historically resulted in attractive risk-adjusted returns.
The Dislocated Credit pillar relies on intense active management to facilitate agility during short-term and often unpredictable bouts of market dislocation. Significant trading activity across the
Sub-Adviser’s
platform affords differentiated access during periods of market forced selling. In the Fund’s view, effectively capitalizing on these short windows of volatility requires the specialized asset expertise and sector specialization of the Fund’s deep bench of investment professionals. The Fund’s investment approach focuses on prudent credit selection, emphasizing highly defensible, top of the capital structure investments with strong cash flows, significant asset coverage and other downside protections. Furthermore, given the adjacency of Dislocated Credit to the
Sub-Adviser’s
hedge fund research engine, the investment team maintains a target list of opportunities to purchase if/when volatility occurs enabling quick and decisive action.
Structured Credit.
The structured credit pillar (“Structured Credit”) pursues a broad mandate of structured credit products on an opportunistic basis. The Fund seeks out high-quality structured credit opportunities of various asset types, vintages, maturities, jurisdictions and capital structure priorities. In particular, the Fund looks to invest in debt and equity tranches of CLOs, CMBS, RMBS, consumer and commercial ABS, whole loans and regulatory capital relief transactions. The Fund believes structured credit products can provide investors with exposure to diversified portfolios of high-quality loans, bonds and other similar instruments at higher yields than direct investments in the underlying assets by capturing attractive complexity and illiquidity premium.
While the marketplace often misunderstands the relative value between different structured credit securities given the complexity of the asset class, the Fund believes the breadth and scale of the
Sub-Adviser’s
platform, coupled with the Fund’s vast network of relationships with banks, management teams, sponsors and intermediaries, positions the Fund with differentiated access and insights to uncover value. The Fund seeks to be a setter of both price and terms and, where appropriate, to originate what we believe are attractive risk-adjusted opportunities rather than purchasing what is on offer in an environment that is increasingly pushing investors toward additional risk. Further, the Fund believes that structured credit, at its core, is a credit product and that the
Sub-Adviser’s
deep sector, asset and structural expertise enables comprehensive diligence on all prospective investments, including assessment of underlying collateral, structural features and legal documentation. The structured credit analysts, where applicable, leverage the industry work of the corporate credit team where the
Sub-Adviser
believes that
credit-by-credit
analysis provides a distinct research advantage and drives incremental downside protection.
Investment Strategies
Across these five key strategy pillars, the Fund expects to opportunistically deploy capital as appropriate investment opportunities are identified, dynamically pivoting across the five key strategy pillars in an effort to capitalize on differences in relative value between asset classes. The Fund does not plan to target an explicit allocation to each pillar. Instead, allocations will be informed by the market conditions and the risk-adjusted opportunity set available. For example, during periods of market stress, the Fund will look to scale deployment in Dislocated Credit, purchasing stressed, performing assets which sell-off
for
non-economic
reasons. During periods of relatively lower volatility, the Fund expects to find investments that are more idiosyncratic in nature and which fall within the Corporate Direct Lending, Asset-Backed Lending, Performing Credit and Structured Credit strategies.
In executing its multi-asset approach, the Fund will pursue a credit strategy focusing on high conviction credit opportunities and investment themes, including high-yield bonds, senior loans (including covenant-lite loans), structured credit, emerging markets debt, and convertibles, inclusive of publicly traded and private companies. High-conviction opportunities are investment opportunities that fall within the Fund’s investment strategy, which are identified by the
Sub-Adviser
based using its holistic,
bottom-up
proprietary research and credit analysis, including analysis of fundamental, valuation, technical and other market factors. Generally, “high conviction” refers to investments that the Fund may hold in smaller numbers and for longer periods than a fund that invests more broadly and for shorter periods, or that seeks to track an index.
The Fund will seek to invest tactically across credit strategies employed by the
Sub-Adviser
in order to capitalize on both near and longer-term relative value opportunities. The Fund intends to identify relative value opportunities by assessing an investment based on the risk reward relationship along with the interaction between a variety of differentiating factors: income, maturity, seniority, structure, collateral, liquidity, geopolitical, and other relevant factors.
The
Sub-Adviser’s
credit platform encompasses a broad array of credit strategy groups that invest in public and private corporate credit instruments across the liquidity spectrum, including high yield bonds and “structured credit.” High-yield bonds are also referred to as “below-investment grade rated securities” or “junk bonds,” as described in this prospectus. Structured credit may include CLOs, CMBS and other asset-backed securities.
The Fund intends to invest primarily in U.S. markets, but will also target European and certain other developed markets based on liquidity and other relative value considerations.
The Fund believes that by leveraging Apollo’s extensive history and expertise investing across the spectrum of credit, as well as the incumbency afforded by the broad reach of its approximately $450 billion credit platform as of June 30, 2023, the Fund is well-positioned to capitalize on a continually evolving market landscape and dynamically pivot to the most attractive risk-adjusted investment opportunities.
To the extent consistent with the applicable liquidity requirements for interval funds under Rule
23c-3
of the 1940 Act, the Fund may invest without limit in illiquid investments.
It is expected that the Fund normally will have a short average portfolio duration (i.e., within a 1
1
/
2
to
3-year
range), as calculated by the
Sub-Adviser,
although it may be shorter or longer at any time or from time to time depending on market conditions and other factors. While the Fund seeks to maintain a short average portfolio duration, there is no limit on the maturity or duration of any individual security in which the Fund may invest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The Fund’s duration strategy may entail maintaining a negative average portfolio duration from time to time, which would potentially benefit the portfolio in an environment of rising market interest rates but would generally adversely impact the portfolio in an environment of falling or neutral market interest rates.
Some of the credit instruments in which the Fund invests may be rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Credit investments rated below investment grade are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Because of the risks associated with investing in high-yield securities, an investment in the Fund should be considered speculative. Some of the credit instruments will have no credit rating at all.
The Fund will invest, under normal market conditions, at least 80% of its Managed Assets in credit related investments, including, but not limited to, fixed income securities (investment grade debt and high-yield-debt), floating rate securities (senior loans or structured credit) and other debt instruments and in derivatives (futures, forward contracts, foreign currency exchange contracts, call and put options, selling or purchasing credit default swaps, and total return swaps) and other instruments that have economic characteristics similar to such securities or investments (the “80% Policy”). The Fund may invest in investment grade and below-investment grade rated debt instruments and securities of sovereign and quasi-sovereign issuers, including debt issued by national, regional or local governments and other agencies. The Fund may invest in securities denominated in U.S. dollars or in other foreign currencies.
The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.
Investment Objective and Policies
The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets.
The Fund pursues its investment objective through a “multi-asset” approach across private and public credit markets that is centered around five key strategy pillars: (1) corporate direct lending, (2) asset-backed lending, (3) performing credit, (4) dislocated credit and (5) structured credit.

•
The corporate direct lending pillar targets large
scale
corporate
 origination
and sponsor-backed issuers utilizing Apollo’s proprietary sourcing channel, primarily focused on first lien, senior secured and unitranche loans. This may include opportunities within credit secondaries and middle market direct lending.

•
The asset-backed lending pillar is expected to enable agile deployment into origination and propriety sourcing channels across a broad mandate of asset-backed investments, with focus on investments collateralized by tangible assets.

•	The performing credit pillar primarily pursues liquid, performing senior secured corporate credit to generate total return.

•
The dislocated credit pillar seeks to use contingent capital to pursue “dislocated” credit opportunities (e.g., stressed, performing assets across the credit spectrum that sell-off
due to technical and/or
non-fundamental
reasons) in between traditional, passive investment mandates and
“distressed-for-control”
investment mandates.

•
The structured credit pillar seeks out high-quality structured credit opportunities of various asset types, vintages, maturities, jurisdictions and capital structure priorities, including debt and equity tranches of collateralized loan obligations (“CLOs”), commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), consumer and commercial asset backed securities (“ABS”), whole loans and regulatory capital relief transactions.

In executing its multi-asset approach, the Fund will pursue a credit strategy focusing on high conviction credit opportunities and investment themes, including high-yield bonds, senior loans (including covenant-lite loans), structured credit, emerging markets debt, and convertibles, inclusive of publicly traded and private companies. High-conviction opportunities are investment opportunities that fall within the Fund’s investment strategy, which are identified by the
Sub-Adviser
based using its holistic,
bottom-up
proprietary research and credit analysis, including analysis of fundamental, valuation, technical and other market factors. Generally, “high conviction” refers to investments that the Fund may hold in smaller numbers and for longer periods than a fund that invests more broadly and for shorter periods, or that seeks to track an index.
The Fund will seek to invest tactically across credit strategies employed by the
Sub-Adviser
in order to capitalize on both near and longer-term relative value opportunities. The Fund intends to identify relative value opportunities by assessing an investment based on the risk reward relationship along with the interaction between a variety of differentiating factors: income, maturity, seniority, structure, collateral, liquidity, geopolitical, and other relevant factors.
The Fund believes that by leveraging Apollo’s extensive history and expertise investing across the spectrum of credit, as well as the incumbency afforded by the broad reach of its approximately $450 billion credit platform as of June 30, 2023, the Fund is well-positioned to capitalize on a continually evolving market landscape and dynamically pivot to the most attractive risk-adjusted investment opportunities.
An affiliate of the Adviser has received an exemptive order from the SEC that permits the Fund, among other things, to co-invest
with certain other persons, including certain affiliates of the Adviser and
Sub-Adviser
and certain funds managed and controlled by the
Sub-Adviser
and its affiliates, subject to certain terms and conditions.
Pursuant to such order, the Board of Trustees (the “Board” or the “Trustees”) may establish objective criteria (“Board Criteria”) clearly defining co-investment
opportunities in which the Fund will have the opportunity to participate with one or more listed or private Apollo-managed regulated funds or business development companies, including the Fund (the “Apollo Regulated Funds”), and other private Apollo funds that target similar assets. If an investment falls within the Board Criteria, Apollo must offer an opportunity for the Apollo Regulated Funds to participate. The Apollo Regulated Funds may determine to participate or not to participate, depending on whether Apollo determines that the investment is appropriate for the Apollo Regulated Funds (e.g., based on investment strategy). The co-investment
would generally be allocated to the Fund, any other Apollo Regulated Funds, and the other Apollo funds that target similar assets pro rata based on available capital in the applicable asset class. If the
Sub-Adviser
determines that such investment is not appropriate for the Fund, the investment will not be allocated to the Fund, but the
Sub-Adviser
will be required to report such investment and the rationale for its determination for us to not participate in the investment to the Board at the next quarterly board meeting. The Board has established Board Criteria applicable to the Fund.
Investment Strategy
The Fund will invest, under normal market conditions, at least 80% of its Managed Assets in debt securities, including, but not limited to, credit-related investments such as fixed income securities (investment grade debt and high-yield-debt), floating rate securities (senior loans or structured credit) and other debt instruments and in derivatives (futures, forward contracts, foreign currency exchange contracts, call and put options, selling or purchasing credit default swaps, and total return swaps) and other instruments that have economic characteristics similar to such securities or investments (the “80% Policy”). The Fund may invest in investment grade and below-investment grade rated debt instruments and securities of sovereign and quasi-sovereign issuers, including debt issued by national, regional or local governments and other agencies. The Fund may invest in securities denominated in U.S. dollars or in other foreign currencies.
The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.
“Managed Assets” means net assets plus the amount of any borrowings and the liquidation preference of any preferred shares that may be outstanding.
The
Sub-Adviser’s
credit platform encompasses a broad array of credit strategy groups that invest in public and private corporate credit instruments across the liquidity spectrum, including high yield bonds and “structured credit.” High-yield bonds are also referred to as “below-investment grade rated securities” or “junk bonds,” as described in this prospectus. Structured credit may include CLOs, CMBS and other asset-backed securities.
The Fund intends to invest primarily in U.S. markets, but will also target European and certain other developed markets based on liquidity and other relative value considerations.
To the extent consistent with the applicable liquidity requirements for interval funds under Rule
23c-3
of the 1940 Act, the Fund may invest without limit in illiquid investments.
It is expected that the Fund normally will have a short average portfolio duration (i.e., within a 1
1
/
2
to
3-year
range), as calculated by the
Sub-Adviser,
although it may be shorter or longer at any time or from time to time depending on market conditions and other factors. While the Fund seeks to maintain a short average portfolio duration, there is no limit on the maturity or duration of any individual security in which the Fund may invest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The Fund’s duration strategy may entail maintaining a negative average portfolio duration from time to time, which would potentially benefit the portfolio in an environment of rising market interest rates but would generally adversely impact the portfolio in an environment of falling or neutral market interest rates.
Some of the credit instruments in which the Fund invests may be rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Credit investments rated below investment grade are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Because of the risks associated with investing in high-yield securities, an investment in the Fund should be considered speculative. Some of the credit instruments will have no credit rating at all.

Risk Factors [Table Text Block]
RISK FACTORS
An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund, you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisers before deciding whether to invest in the Fund.
Risks Related to an Investment in the Fund
Investment and Market Risk.
An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s Common Shares represents an indirect investment in the Fund’s portfolio of debt instruments, other securities, and derivative investments, and the value of these investments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Fund’s Common Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.
All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved. The Fund may utilize investment techniques, such as leverage and swaps, which can in certain circumstances increase the adverse impact to which the Fund’s investment portfolio may be subject.
Repurchase Offers Risks.
The Fund is an interval fund and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash, cash from the sale of Common Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by (i) holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and (ii) holding back (i.e., not investing) cash from the sale of Common Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect holders of Common Shares who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.
If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Common Shares as of the date the repurchase offer ends (the “Repurchase Request Deadline”). In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will generally be a taxable event to common shareholders.
General Market Conditions Risk.
Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of the global credit markets, periods of reduced liquidity, greater volatility, general volatility of credit spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global credit market conditions have episodically adversely affected the market values of equity, fixed-income and other securities and this volatility may continue and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain, but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.
The Fund may invest in securities of publicly traded companies. Securities markets in certain countries in which the Fund may invest are fragmented, smaller, less liquid and more volatile than the securities markets of the United States and certain other developed countries. Securities markets in the countries in which the Fund may invest have, in the past, experienced substantial price volatility that could have an adverse impact on the value of the Fund’s investments that consist of securities. Periods of economic and political uncertainty may result in further volatility in the value of such investments. As a result, there may be greater volatility than the volatility that could be expected by investors in comparable securities traded in U.S. securities markets. There can be no assurance that the Fund’s investments will not be sold at prices below their acquisition costs.
Major public health issues, such as
COVID-19,
have at times, and may in the future impact the Fund. The
COVID-19
pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the
COVID-19
pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments.
COVID-19,
or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.
In early 2022, Russia commenced a military invasion of Ukraine. In response, countries worldwide, including the United States, have imposed sanctions against Russia on certain businesses and individuals, including, but not limited to, those in the banking, import and export sectors. This invasion has led to, and for an unknown period of time, may continue to lead to, disruptions in local, regional, national, and global markets and economies. The invasion of Ukraine has caused, and may continue to cause, political, social, and economic disruptions and uncertainties as well as material increases in certain commodity prices that may affect the Fund’s business operations or the business operations of portfolio companies.
Furthermore, a counterparty’s ability to meet or willingness to honor its financial obligations, including its ability to extend credit or otherwise to transact with the Fund or a portfolio company or issuer to which the Fund makes a loan or in which the Fund invests directly may be negatively impacted. Current conditions may affect how counterparties interpret their obligations (and the Fund’s obligations) pursuant to counterparty arrangements such that the applicability, or lack thereof, of force majeure or similar provisions could also come into question and ultimately could work to the detriment of the Fund. These circumstances also may hinder the
Sub-Adviser’s,
the Fund’s and/or a portfolio companies’ ability to conduct their affairs and activities as they normally would, including by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing their ability to make accurate and timely projections of financial performance.
While the
Sub-Adviser
expects that the current environment will yield attractive investment opportunities for the Fund, the investments made by the Fund are expected to be sensitive to the performance of the overall economy. General fluctuations in the market prices of securities and interest rates may affect the value of portfolio investments or increase the risks associated with an investment in the Fund. There can be no assurances that conditions in the global financial markets will not change to the detriment of the Fund’s investments and investment strategy. The continuing negative impact on economic fundamentals and consumer and business confidence would likely further increase market volatility and reduce liquidity, both of which could adversely affect the access to capital, ability to utilize leverage or overall performance of the Fund or one or more of its portfolio companies and these or similar events may affect the ability of the Fund to execute its investment strategy.
Portfolio Turnover Risk.
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to common shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See “The Fund’s Investments—Investment Policies—Portfolio Turnover” and “Tax Considerations.”
Anti-Takeover Provisions.
The Fund’s Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end
status. See “Anti-Takeover Provisions in the Declaration of Trust.”
Market Disruptions.
The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships (on which the
Sub-Adviser
bases a number of its trading positions) become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk
strategies performing with unprecedented volatility and risk.
Highly Volatile Markets.
The prices of financial instruments in which the Fund may invest can be highly volatile. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.
Credit Facilities.
In the event we default under a credit facility or other borrowings, our business could be adversely affected as we may be forced to sell a portion of our investments quickly and prematurely at what may be disadvantageous prices to us in order to meet our outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
A credit facility may be backed by all or a portion of our loans and securities on which the lenders will have a security interest. We may pledge up to 100% of our assets and may grant a security interest in all of our assets under the terms of any debt instrument we enter into with lenders. We expect that any security interests we grant will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, we expect that the custodian for our securities serving as collateral for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If we were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of our assets securing such debt, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
In addition, any security interests and/or negative covenants required by a credit facility may limit our ability to create liens on assets to secure additional debt and may make it difficult for us to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if our borrowing base under a credit facility were to decrease, we may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of our assets are secured at the time of such a borrowing base deficiency, we could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on our ability to fund future investments and to make distributions.
In addition, we may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There may also be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on our business and financial condition. This could reduce our liquidity and cash flow and impair our ability to grow our business.
Shareholders May Experience Dilution.
All distributions declared in cash payable to shareholders that are participants in our distribution reinvestment plan will generally be automatically reinvested in our Common Shares. As a result, shareholders that do not participate in our distribution reinvestment plan may experience dilution over time.
Holders of our Common Shares will not have preemptive rights to any shares we issue in the future. Our charter allows us to issue an unlimited number of Common Shares. After you purchase Common Shares in this offering, our Board may elect, without shareholder approval, to: (1) sell additional shares in future offerings; (2) issue Common Shares or interests in any of our subsidiaries in private offerings; (3) issue Common Shares upon the exercise of the options we may grant to our independent directors or future employees; or (4) subject to applicable law, issue Common Shares in payment of an outstanding obligation to pay fees for services rendered to us. To the extent we issue additional Common Shares after your purchase in this offering, your percentage ownership interest in us will be diluted. Because of these and other reasons, our shareholders may experience substantial dilution in their percentage ownership of our Common Shares or their interests in the underlying assets held by our subsidiaries.
Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses.
Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. Our Declaration of Trust provides that our Trustees will not be liable to us or our shareholders for monetary damages for breach of fiduciary duty as a trustee to the fullest extent permitted by Delaware law. Our Declaration of Trust provides for the indemnification of any person to the full extent permitted, and in the manner provided, by Delaware law. In accordance with the 1940 Act, we will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
Pursuant to our Declaration of Trust and subject to certain exceptions described therein, we will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former Trustee or officer of the Fund and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (ii) any individual who, while a Trustee or officer of the Fund and at the request of the Fund, serves or has served as a trustee, officer, partner or trustee of any corporation, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity (each such person, an “Indemnitee”), in each case to the fullest extent permitted by Delaware law. Notwithstanding the foregoing, we will not provide indemnification for any loss, liability or expense arising from or out of an alleged violation of federal or state securities laws by an Indemnitee unless (i) there has been a successful adjudication on the merits of each count involving alleged securities law violations, (ii) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction, or (iii) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee and finds that indemnification of the settlement and the related costs should be made and the court considering the request for indemnification has been advised of the position of the SEC and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.
We will not indemnify an Indemnitee against any liability or loss suffered by such Indemnitee unless (i) the Fund determines in good faith that the course of conduct that caused the loss or liability was in the best interest of the Fund, (ii) the Indemnitee was acting on behalf of or performing services for the Fund, (iii) such liability or loss was not the result of (A) negligence or misconduct, in the case that the party seeking indemnification is a Trustee (other than an independent Trustee), officer, employee, controlling person or agent of the Fund, or (B) gross negligence or willful misconduct, in the case that the party seeking indemnification is an independent Trustee, and (iv) such indemnification or agreement to hold harmless is recoverable only out of assets of the Fund and not from the shareholders.
In addition, the Declaration of Trust permits the Fund to advance reasonable expenses to an Indemnitee, and we will do so in advance of final disposition of a proceeding (a) if the proceeding relates to acts or omissions with respect to the performance of duties or services on behalf of the Fund, (b) the legal proceeding was initiated by a third party who is not a shareholder or, if by a shareholder of the Fund acting in his or her capacity as such, a court of competent jurisdiction approves such advancement and (c) upon the Fund’s receipt of (i) a written affirmation by the trustee or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the Fund and (ii) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the Fund, together with the applicable legal rate of interest thereon, if it is ultimately determined that the standard of conduct was not met.
Operational Risk.
The Fund depends on the
Sub-Adviser
to develop the appropriate systems and procedures to control operational risk. Operational risks arising from mistakes made in the confirmation or settlement of transactions, from transactions not being properly booked, evaluated or accounted for or other similar disruption in the Fund’s operations, can cause the Fund to suffer financial loss, the disruption of its business, liability to clients or third parties, regulatory intervention or reputational damage. The Fund’s business is highly dependent on its ability to process, on a daily basis, a large number of transactions across numerous and diverse markets. Consequently, the Fund relies heavily on its financial, accounting and other data processing systems. The ability of its systems to accommodate an increasing volume of transactions could also constrain the Fund’s abilities to properly manage its portfolios. Shareholders are generally not notified of the occurrence of an error or the resolution of any error. Generally, the
Sub-Adviser
and its affiliates will not be held accountable for such errors, and the Fund may bear losses resulting from such errors.
Minimal Capitalization Risk.
There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. An inability to raise sufficient capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. Further, if the Fund is unable to raise sufficient capital, shareholders may bear higher expenses due to a lack of economies of scale.
Allocation Risk.
The ability of the Fund to achieve its investment objective depends, in part, on the ability of the
Sub-Adviser
to allocate effectively the Fund’s assets among the various asset types in which the Fund invests and, with respect to each such asset class, among debt securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.
Issuer Risk.
The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk.
The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The
Sub-Adviser’s
judgments about the attractiveness, value and potential appreciation of a particular sector and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.
Correlation Risk.
The Fund seeks to produce returns that are less correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.
Distribution Policy Risk.
The Fund’s distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.
Risks Related to the Fund’s Investments
Loans Risk.
Under normal market conditions, the Fund will invest in loans. The loans that the Fund may invest in include loans that are first lien, second lien, third lien or that are unsecured. In addition, the loans the Fund will invest in will usually be rated below investment grade or may also be unrated. Loans are subject to a number of risks described elsewhere in this Prospectus, including credit risk, liquidity risk, below investment grade instruments risk and management risk.
Although certain loans in which the Fund may invest will be secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal. In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. In the event of a decline in the value of the already pledged collateral, if the terms of a loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loans. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the borrower. Those loans that are under-collateralized involve a greater risk of loss.
In general, the secondary trading market for loans is not fully-developed. No active trading market may exist for certain loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell certain loans quickly or at a fair price. To the extent that a secondary market does exist for certain loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of loans.
If legislation of state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default.
If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the
Sub-Adviser,
do not represent fair value. If the Fund attempts to sell a loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the loan may be adversely affected.
The Fund may acquire loans through assignments or participations. The Fund will typically acquire loans through assignment. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.
A participation typically results in a contractual relationship only with the institution selling the participation interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. Certain participation agreements also include the option to convert the participation to a full assignment under agreed upon circumstances. The
Sub-Adviser
has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a loan through a participation.
In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the borrower or the quality of the loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the loan than the Fund expected when initially purchasing the participation.
The Fund also may originate loans or acquire loans by participating in the initial issuance of the loan as part of a syndicate of banks and financial institutions, or receive its interest in a loan directly from the borrower, if the borrower has annual revenues in excess of $2.5 billion at the time of origination or acquisition.
The
Sub-Adviser
has established a counterparty and liquidity
sub-committee
that regularly reviews each broker-dealer counterparty for, among other things, its quality and the quality of its execution. The established procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the counterparty and liquidity sub-committee
of the
Sub-Adviser.
The factors considered by the
sub-committee
when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets.

Investments in Bank Loans and Participations.
The investment portfolio of the Fund may include bank loans and participations. The special risks associated with investing in these obligations include: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) environmental liabilities that may arise with respect to collateral securing the obligations; (iii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality; (iv) limitations on the ability of the Fund or the
Sub-Adviser
to directly enforce any of their respective rights with respect to participations; and (v) generation of income that is subject to U.S. federal income taxation as income effectively connected with a U.S. trade or business. The
Sub-Adviser
will attempt to balance the magnitude of these risks against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund.
Bank loans do not presently have the liquidity of conventional debt securities and are often subject to restrictions on resale. Due to the illiquidity of bank loans, the Fund may not be able to dispose of its investments in bank loans in a timely fashion and at a fair price, which could adversely affect the performance of the Fund. With respect to bank loans acquired as participations by the Fund, because the holder of a participation generally has no contractual relationship with a borrower, the Fund will have to rely upon a third party to pursue appropriate remedies against a borrower in the event of a default. As a result, the Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights directly against a borrower or through the agent.
Furthermore, a borrower of a bank loan, in some cases, may prepay the bank loan. Prepayments could adversely affect the Fund’s interest income to the extent that the Fund is unable to reinvest promptly payments in bank loans or otherwise or if such prepayments were made during a period of declining interest rates.
Senior Loans Risk.
Senior secured loans are usually rated below investment-grade or may also be unrated. As a result, the risks associated with senior secured loans are similar to the risks of below investment-grade fixed income instruments, although senior secured loans are senior and secured in contrast to other below investment-grade fixed income instruments, which are often subordinated or unsecured. Investment in senior secured loans rated below investment-grade is considered speculative because of the credit risk of their issuers. There may be less readily available and reliable information about most senior secured loans than is the case for many other types of securities. As a result, the
Sub-Adviser
will rely primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. Therefore, the Fund will be particularly dependent on the analytical abilities of the
Sub-Adviser.
In general, the secondary trading market for senior secured loans is not well developed. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell senior secured loans quickly or at a fair price. To the extent that a secondary market does exist for certain senior secured loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Subordinated Loans or Securities.
Certain of the Fund’s investments may consist of loans or securities, or interests in pools of securities that are subordinated or may be subordinated in right of payment and ranked junior to other securities issued by, or loans made to obligors. If an obligor experiences financial difficulty, holders of its more senior securities will be entitled to payments in priority to the Fund. Some of the Fund’s asset-backed investments may also have structural features that divert payments of interest and/or principal to more senior classes of loans or securities backed by the same assets when loss rates or delinquency exceeds certain levels. This may interrupt the income the Fund receives from its investments, which may lead to the Fund having less income to distribute to investors.
In addition, many of the obligors are highly leveraged and many of the Fund’s investments will be in securities which are unrated or rated below investment-grade. Such investments are subject to additional risks, including an increased risk of default during periods of economic downturn, the possibility that the obligor may not be able to meet its debt payments and limited secondary market support, among other risks.
Loans to Private Companies.
Loans to private and middle-market companies involves risks that may not exist in the case of large, more established and/or publicly traded companies, including, without limitation:

•
these companies may have limited financial resources and limited access to additional financing, which may increase the risk of their defaulting on their obligations, leaving creditors, such as the Fund, dependent on any guarantees or collateral that they may have obtained;

•
these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which render such companies more vulnerable to competition and market conditions, as well as general economic downturns;

•	there will not be as much information publicly available about these companies as would be available for public companies and such information may not be of the same quality;

•
these companies are more likely to depend on the management talents and efforts of a small group of persons; as a result, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on these companies’ ability to meet their obligations;

•
these companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance their expansion or maintain their competitive position; and

•	these companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Below Investment Grade, or High-Yield, Instruments Risk.
The Fund anticipates that it may invest substantially all of its assets in instruments that are rated below investment grade. Below investment grade instruments are commonly referred to as “junk” or high-yield instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns, which could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.
Lower grade instruments, though higher yielding, are characterized by higher risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated instruments. The retail secondary market for lower grade instruments may be less liquid than that for higher rated instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s net asset value. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in Common Shares of the Fund, both in the short-term and the long-term.
Valuation Risk.
Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for most of the Fund’s investments to trade. The Fund’s investments generally trade on an
“over-the-counter”
market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.
Liquidity Risk.
To the extent consistent with the applicable liquidity requirements for interval funds under
Rule 23c-3
of the 1940 Act, the Fund may invest in securities that, at the time of investment, are illiquid (determined using the SEC’s standard applicable to registered investment companies, i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). However, securities that cannot be disposed of within seven days due solely to applicable laws or the
Sub-Adviser’s
compliance policies and procedures will not be subject to the limitations set forth above. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The
Sub-Adviser’s
judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.

Some loans and other instruments are not readily marketable and may be subject to restrictions on resale. Loans and other instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the loans and other instruments in which the Fund will invest. Where a secondary market exists, the market for some loans and other instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund has no limitation on the amount of its assets which may be invested in instruments that are not readily marketable or are subject to restrictions on resale.
Failure of Financial Institutions and Sustained Financial Market Illiquidity.
The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which we and/or our portfolio companies have a commercial relationship could adversely affect, among other things, our and/or our portfolio companies’ ability to pursue key strategic initiatives, including by affecting our ability to borrow from financial institutions on favorable terms. Our direct origination platform generally focuses on mature companies backed by well-funded large sponsors (e.g., private equity firms), typically with significant equity capital invested. In the event a portfolio company, or potential portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, such portfolio company may experience delays or other issues in meeting certain obligations or consummating transactions.
Additionally, if a portfolio company’s sponsor has a commercial relationship with a bank that has failed or is otherwise distressed, the portfolio company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such bank failure(s) could affect, in certain circumstances, the ability of both affiliated and unaffiliated co-lenders,
including syndicate banks or other fund vehicles, to undertake and/or execute co-investment
transactions with us, which in turn may result in fewer
co-investment
opportunities being made available to us or impact our ability to provide additional follow-on
support to portfolio companies. Our and our portfolio companies’ ability to spread banking relationships among multiple institutions may be limited by certain contractual arrangements, including liens placed on their respective assets as a result of a bank agreeing to provide financing.
Temporary Defensive Strategies.
From time to time, the Fund may temporarily depart from its principal investment strategies as a defensive measure when the
Sub-Adviser
anticipates unusual market or other conditions. When a temporary defensive posture is believed by the
Sub-Adviser
to be warranted (“temporary defensive periods”), the Fund may without limitation hold cash or invest its Managed Assets in money market instruments and repurchase agreements in respect of those instruments. The money market instruments in which the Fund may invest are obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated
A-1
or higher by S&P or
Prime-1
by Moody’s; and certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, the Fund may also invest to the extent permitted by applicable law in shares of money market mutual funds. Money market mutual funds are investment companies and the investments in those companies by the Fund are in some cases subject to applicable law. To the extent that the Fund invests defensively, it may not achieve its investment objective.
Credit Risk.
Credit risk is the risk that one or more loans in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status. While a senior position in the capital structure of a borrower or issuer may provide some protection with respect to the Fund’s investments in certain loans, losses may still occur because the market value of loans is affected by the creditworthiness of borrowers or issuers and by general economic and specific industry conditions and the Fund’s other investments will often be subordinate to other debt in the issuer’s capital structure. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which invests in investment grade securities. The prices of lower grade instruments are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade instruments. Instruments of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default. In addition, the Fund may enter into credit derivatives which may expose it to additional risk in the event that the instruments underlying the derivatives default.
Interest Rate Risk.
The fixed-income instruments that the Fund may invest in are subject to the risk that market values of such securities will decline as interest rates increase. These changes in interest rates have a more pronounced effect on securities with longer durations. Typically, the impact of changes in interest rates on the market value of an instrument will be more pronounced for fixed-rate instruments, such as most corporate bonds, than it will for floating rate instruments. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV. After a period of historically low interest rates, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates. It cannot be predicted with certainty when, or how, these policies will change, but actions by the Federal Reserve and other central bankers may have a significant effect on interest rates and on the U.S. and world economies generally. Market volatility, rising interest rates, uncertainty around interest rates and/or unfavorable economic conditions could adversely affect our business.
Transition from LIBOR Risk.
Although the London Interbank Offered Rate (“LIBOR”) is no longer published as of June 30, 2023, certain securities and financial instruments that the Fund may hold may still include a LIBOR reference rate. The elimination of LIBOR and transition to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect Fund performance and/or NAV. Uncertainty and risk still remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may still lead to increased volatility and illiquidity in markets that have historically been tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting Fund performance. Furthermore, the risks associated with the discontinuation of LIBOR and transition to alternative rates may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The ultimate impact of the discontinuance of LIBOR on the Fund remains uncertain and may result in losses to the Fund.
The Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate (referred to as “SOFR”), which is their preferred alternative rate for U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have already begun publication. Markets are in the process of developing in response to these new rates. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and SOFR, there has been no global consensus as to an alternative rate and the process for amending existing contracts or instruments to transition away from LIBOR remains incomplete.
Structured Products Risk.
The Fund may invest up to 30% of its Managed Assets in structured products, including CLOs, floating rate mortgage-backed securities and credit linked notes. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.
Investments in structured notes involve risks, including credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note. See “Risk Factors—Risks Related to the Fund’s Investments.”
Covenant-Lite Loans Risk.
Covenant-lite loans contain fewer maintenance covenants than other types of loans, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.

CDO Securities.
Collateralized debt obligation securities generally are limited-recourse obligations of the issuer thereof payable solely from the underlying securities of such issuer or proceeds thereof. Consequently, holders of CDO securities must rely solely on distributions on the underlying securities or proceeds thereof for payment in respect thereof. If distributions on the underlying securities are insufficient to make payments on the CDO securities, no other assets will be available for payment of the deficiency and following realization of the underlying assets, the obligations of such issuer to pay such deficiency will be extinguished. Such underlying securities may consist of high-yield debt securities, loans, structured finance securities and other debt instruments, generally rated below investment-grade (or of equivalent credit quality) except for structured finance securities. High-yield debt securities are generally unsecured (and loans may be unsecured) and may be subordinated to certain other obligations of the issuer thereof. The lower rating of high-yield debt securities and below investment-grade loans reflects a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the issuer to make payments of principal or interest. Such investments may be speculative.
Issuers of CDO securities may acquire interests in loans and other debt obligations by way of sale, assignment or participation. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution.
The underlying securities of an issuer of CDO securities may bear interest at a fixed rate while the CDO securities issued by such issuer may bear interest at a floating rate (or the reverse may be true). As a result, there could be a floating/fixed rate or basis mismatch between such CDO securities and underlying securities. In addition, there may be a timing mismatch between the CDO securities and underlying securities that bear interest at a floating rate, as the interest rate on such floating rate underlying securities may adjust more frequently or less frequently, on different dates and based on different indices, than the interest rates on the CDO securities. As a result of such mismatches, an increase or decrease in the level of the floating rate indices could adversely impact the ability of the issuers thereof to make payments on the CDO securities.
There is no established, liquid secondary market for many of the CDO securities that the Fund may purchase, and the lack of such an established, liquid secondary market may have an adverse effect on the market value of such CDO securities and the Fund’s ability to dispose of them. Such illiquidity may adversely affect the price and timing of the Fund’s liquidation of CDO securities, including the liquidation of CDO securities following the occurrence of an event of default under the indenture or in connection with a redemption of the notes.
CLO Risk.
In addition to the general risks associated with debt securities and structured products discussed herein, CLOs carry additional risks, including, but not limited to (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof, (iv) the potential of spread compression in the underlying loans of the CLO, which could reduce credit enhancement in the CLOs and (v) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
CLO junior debt securities that the Fund may acquire are subordinated to more senior tranches of CLO debt. CLO junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same securities. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the liabilities of a CLO at inception exceed its total assets. Though not exclusively, the Fund will typically be in a first loss or subordinated position with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize phantom taxable income from its investments in the subordinated tranches of CLOs.
Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.
The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to senior secured loan defaults, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem any senior notes or to purchase additional senior secured loans, until the ratios again exceed the minimum required levels or any senior notes are repaid in full.
Privacy and Data Security Laws.
Many jurisdictions in which the Fund and its portfolio companies operate have laws and regulations relating to data privacy, cyber security and protection of personal information, including the GDPR in the EU that went into effect in May 2018 and the CCPA that took effect in January 2020 and provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the
Sub-Adviser
fail to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.
Leverage Risk.
Under current market conditions, the Fund generally intends to utilize leverage in an amount up to 33 1/3% of the Fund’s Managed Assets principally through borrowings. In the future, the Fund may elect to utilize leverage in an amount up to 50% of the Fund’s total assets through the issuance of preferred shares. Leverage may result in greater volatility of the net asset value and distributions on the Common Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from borrowings or the issuance of preferred shares, if any, are borne entirely by common shareholders. Common Share income may fall if the interest rate on borrowings or the dividend rate on preferred shares rises, and may fluctuate as the interest rate on borrowings or the dividend rate on preferred shares varies. In addition, the Fund’s use of leverage will result in increased operating costs. Thus, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to common shareholders will be reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to common shareholders than if the Fund were not so leveraged. In addition, the costs associated with the Fund’s incursion and maintenance of leverage could increase over time. There can be no assurance that the Fund’s leveraging strategy will be successful.
Any decline in the net asset value of the Fund will be borne entirely by common shareholders. Therefore, if the market value of the Fund’s portfolio declines, the Fund’s use of leverage will result in a greater decrease in net asset value to common shareholders than if the Fund were not leveraged.
Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral.
Derivatives Risk.
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, credit risk, leveraging risk, counterparty risk, tax risk, and management risk, as well as risks arising from changes in applicable requirements. They also involve the risk of mispricing, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by common shareholders.
The Fund relies on certain exemptions in Rule
18f-4
to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule
18f-4,
“derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule
18f-4(d)(1)(ii),
reverse repurchase agreements and similar financing transactions. The Fund will rely on a separate exemption in Rule
18f-
4(e) when entering into unfunded commitment agreements, which includes any commitment to make a loan to a company, including term loans, delayed draw term loans, and revolvers, or to invest equity in a company. To rely on the unfunded commitment agreements exemption, the Fund must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash the equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. The Fund will rely on the exemption in Rule
18f-4(f)
when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced
commitments, and dollar rolls) and
non-standard
settlement cycle securities, if certain conditions are met.
The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule
18f-4.
To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule
18f-4).
Unless the Fund qualifies as a “limited derivatives user” as defined in Rule
18f-4,
the rule would, among other things, require the Fund to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk
based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.
Counterparty Risk.
The Fund is subject to credit risk with respect to the counterparties to its derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or our hedge counterparty in the case of OTC instruments) purchased by the Fund. Counterparty risk is the risk that the other party in a derivative transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to their derivative transactions will affect the value of those instruments. By entering into derivatives, the Fund assumes the risks that theses counterparties could experience financial or other hardships that could call into question their continued ability to perform their obligations. In the case of a default by the counterparty, the Fund could become subject to adverse market movements while replacement transactions are executed. The ability of the Fund to transact business with any one or number of counterparties, the possible lack of a meaningful and independent evaluation of such counterparties’ financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. Furthermore, concentration of derivatives in any particular counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty.
The
Sub-Adviser
evaluates and monitors the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial or other difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy or other analogous proceedings. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value upon the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying assets. The Fund may obtain only a limited recovery or may obtain no recovery at all in such circumstances.
Certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more categories may be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations (including, but not limited to, financial obligations and legal obligations to segregate margins collected by the clearing house) to the Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter
derivatives may be further complicated by recently enacted U.S. financial reform legislation. See “Derivatives Legislation and Regulatory Risk” below.
Legislation and Regulatory Risk.
The enforceability of agreements governing hedging transactions may depend on compliance with applicable statutory and other regulatory requirements and, depending on the identity of the counterparty, applicable international requirements. New or amended regulations may be imposed by the CFTC, the SEC, the Federal Reserve, the EU or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

In addition, the securities and futures markets are subject to comprehensive statutes and regulations. For instance, the Dodd–Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) could have an adverse effect on the Fund’s ability to use derivative instruments. The Dodd-Frank Act is designed to impose stringent regulation on the over-the-counter
derivatives market in an attempt to increase transparency and accountability and provides for, among other things, new clearing, execution, margin, reporting, recordkeeping, business conduct, documentation, disclosure, position limit, minimum net capital and registration requirements. Although the CFTC has released final rules relating to clearing, execution, reporting, risk management, compliance, position limit, anti-fraud, consumer protection, portfolio reconciliation, documentation, recordkeeping, business conduct, margin requirements and registration requirements under the Dodd-Frank Act, many of the provisions are subject to further final rulemaking and clarifications, and thus the Dodd-Frank Act’s ultimate impact remains unclear.
In addition to U.S. laws and regulations, certain
non-U.S.
regulatory authorities, such as those in the EU, Australia, Japan and Hong Kong, have passed or proposed, or may propose in the future, legislation similar to that imposed by the Dodd-Frank Act. For example, the EU regulations on derivatives will impose position limits on commodity transactions, and the European Market Infrastructure Regulation (“EMIR”) already requires reporting of derivatives and various risk mitigation techniques to be applied to derivatives entered into by parties that are subject to the jurisdiction of EMIR. Certain entities, including private funds, may be required to clear certain derivatives and may become subject to initial and variation margin requirements with respect to their non-cleared
derivatives, under the recently implemented “EMIR Refit” regulations. These EU regulatory changes may impact the Fund and a broad range of counterparties, both outside and within the EU, and are expected to potentially increase the cost of transacting derivatives for the Fund (particularly with banks and other dealers directly subject to such regulations).
Commodities Regulation.
CFTC Rule 4.5 permits investment advisers to registered investment companies to claim an exclusion from the definition of “commodity pool operator” under the CEA with respect to a fund, provided certain requirements are met. In order to permit the Adviser to claim this exclusion with respect to the Fund, the Fund limits its transactions in certain futures, options on futures and swaps deemed “commodity interests” under CFTC rules (excluding transactions entered into for “bona fide hedging purposes,” as defined under CFTC regulations) such that either: (i) the aggregate initial margin and premiums required to establish such futures, options on futures and swaps do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions; or (ii) the aggregate net notional value of such futures, options on futures and swaps does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions. In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets. Accordingly, the Fund is not subject to regulation under the CEA or otherwise regulated by the CFTC. If the Adviser was unable to claim the exclusion with respect to the Fund, the Adviser would become subject to registration and regulation as a commodity pool operator, which would subject the Adviser and the Fund to additional registration and regulatory requirements and increased operating expenses.
Swap Risk.
The Fund may also invest in credit default swaps, total return swaps and interest rate swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs. When buying protection under a swap, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. However, when selling protection under a swap, the risk of loss is often the notional value of the underlying asset, which can result in a loss substantially greater than the amount invested in the swap itself. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity. If the
Sub-Adviser
is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.
In a total return swap, the Fund pays the counterparty a periodic payments based on a fixed or variable interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap. The Fund would typically have to post collateral to cover this potential obligation.
Credit Derivatives Risk.
The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. Credit derivatives are transactions between two parties which are designed to isolate and transfer the credit risk associated with a third party (the “reference entity”). Credit derivative transactions in their most common form consist of credit default swap transactions under which one party (the “credit protection buyer”) agrees to make one or more payments in exchange for the other party’s (the “credit protection seller”) obligation to assume the risk of loss if an agreed-upon “credit event” occurs with respect to the reference entity. Credit events are specified in the contract and are intended to identify the occurrence of a significant deterioration in the creditworthiness of the reference entity (e.g., a default on a material portion of its outstanding obligations or a bankruptcy or, in some cases, a restructuring of its debt).
If the
Sub-Adviser
is incorrect in its forecasts of default risks, liquidity risk, counterparty risk, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the
Sub-Adviser
is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being protected. The Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund sells protection under a credit default swap, it would collect periodic fees from the buyer and would profit if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the Fund would be required to pay an agreed-upon amount to the buyer (which may be the entire notional amount of the swap) if the reference entity defaults on the reference security. Credit default swap agreements involve greater risks than if the Fund invested in the reference obligation directly.
Credit derivatives may be used to create an exposure to the underlying asset or reference entity, to reduce existing exposure or to create a profit through trading differences in their buying and selling prices. The Fund or its issuers may enter into credit derivatives transactions as protection buyer or seller. Where the Fund is a credit protection buyer, the Fund will only receive a payment if a credit event occurs. Where the Fund is a credit protection seller, it will have a contractual relationship only with the credit protection buyer, and not with the reference entity unless a termination (in whole or in part) of the contract prior to such contract’s scheduled maturity date (in the event of a credit event) occurs with respect to any such reference entity, physical settlement applies and the credit protection seller delivers an asset referenced by the credit default swap (a “reference asset”) to the Fund.
Prepayment Risk.
During periods of declining interest rates, borrowers or issuers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade instruments frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (“call protection”). An issuer may redeem a below investment grade instrument if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Loans typically do not have call protection. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.
The frequency at which prepayments (including voluntary prepayments by obligors and accelerations due to defaults) occur on debt instruments will be affected by a variety of factors including the prevailing level of interest rates and spreads, as well as economic, demographic, tax, social, legal and other factors. Generally, obligors tend to prepay their fixed-rate obligations when prevailing interest rates fall below the coupon rates on their obligations. Similarly, floating rate issuers and borrowers tend to prepay their obligations when spreads narrow.
In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments. Since many fixed-rate obligations will be premium instruments when interest rates and/or spreads are low, such debt instruments and asset-backed instruments may be adversely affected by changes in prepayments in any interest rate environment.
The adverse effects of prepayments may impact the Fund’s portfolio in two ways. First, particular investments may experience outright losses, as in the case of an interest-only instrument in an environment of faster actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the
Sub-Adviser
may have constructed for these investments, resulting in a loss to the Fund’s overall portfolio. In particular, prepayments (at par) may limit the potential upside of many instruments to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss.
Inflation/Deflation Risk.
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions on the Common Shares can decline.
In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.
Due to global supply chain disruptions, a rise in energy prices, strong consumer demand as economies continue to reopen and other factors, inflation has accelerated in the U.S. and globally. Recent inflationary pressures have increased the costs of labor, energy and raw materials and have adversely affected consumer spending, economic growth and portfolio companies’ operations. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on their loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in a portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future realized or unrealized losses and therefore reduce our net assets resulting from operations.
Additionally, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates in an effort to combat inflation. As such, inflation may continue in the near to medium-term, particularly in the U.S., with the possibility that monetary policy may tighten in response.
Non-U.S.
Instruments Risk.
The Fund may invest in
non-U.S.
Instruments.
Non-U.S.
investments involve certain risks not typically associated with investing in the United States, including risks relating to: (i) currency exchange matters , such as fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which the Fund’s
non-U.S.
investments may be denominated and costs associated with the conversion of investment principal and income from one currency into another; (ii) the imposition or modification of foreign exchange controls; (iii) the unpredictability of international trade patterns; (iv) differences between U.S. and
non-U.S.
markets, including potential price volatility in, and relative illiquidity of, some
non-U.S.
markets; (v) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation across some countries; (vi) certain economic, social and political risks, including restrictions on
non-U.S.
investment and repatriation of capital, the risks of economic, social and political instability (including the risk of war, terrorism, social unrest or conflicts) and the possibility of nationalization, confiscatory taxation or expropriation of assets; (vii) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such
non-U.S.
investments and the possible imposition of withholding taxes or branch taxes on earnings of the Fund from investments in such jurisdictions; (viii) different bankruptcy laws and customs; (ix) high transaction costs and difficulty in enforcing contractual obligations; and (x) less developed corporate laws and limited information regarding, among other things, fiduciary duties and the protection of investors. Generally, there is less readily available and reliable information about
non-U.S.
issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because
non-U.S.
Instruments may trade on days when the Fund’s Common Shares are not priced, the Fund’s NAV may change at times when Common Shares cannot be sold.
Foreign Currency Risk.
Because the Fund may invest its Managed Assets in securities or other instruments denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of instruments held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of instruments denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The
Sub-Adviser
may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. See “Risks—Swap Risk” The Fund may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.
UK Exit from the EU.
The UK formally left the EU on January 31, 2020 (commonly known as “Brexit”), subject to a transition period that ended on December 31, 2020. Following the transition period, the UK and the EU entered into a trade and cooperation agreement to govern the future relationship between the parties, which was provisionally applied as of January 1, 2021 and entered into force on May 1, 2021 following ratification by the EU.
Since Brexit, global financial markets have experienced significant volatility due to the uncertainty around Brexit. There will likely continue to be considerable uncertainty as to the longer-term economic, legal, political and social framework to be put in place between the UK and the EU, in particular as to the arrangements which will apply to its relationships with the EU and with other countries. This process and/or the uncertainty associated with it may adversely affect the return on investments economically tied to the UK (and consequently the Fund). This may be due to, among other things: (i) increased uncertainty and volatility in UK, EU and other financial markets; (ii) fluctuations in asset values; (iii) fluctuations in exchange rates; (iv) increased illiquidity of investments located, listed or traded within the UK, the EU or elsewhere; (v) changes in the willingness or ability of financial and other counterparties to enter into transactions, or the price at which and terms on which they are prepared to transact; and/or (vi) changes in legal and regulatory regimes to which the Fund’s investments are or become subject.
Repurchase Agreements Risk.
Subject to its investment objective and policies, the Fund may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.
Reverse Repurchase Agreements Risk.
The Fund’s use of reverse repurchase agreements involves many of the same risks involved in the Fund’s use of leverage, as the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements transactions, the Fund’s NAV will decline, and, in some cases, the Fund may be worse off than if it had not used such instruments.
Cyber-Security Risk and Identity Theft Risks.
Cyber security incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The
Sub-Adviser’s
information and technology systems may be vulnerable to damage or interruption from computer viruses and other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals or service providers, power, communications or other service outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. If unauthorized parties gain access to such information and technology systems, they may be able to steal, publish, delete or modify private and sensitive information. Although the
Sub-Adviser
has implemented various measures to manage risks relating to these types of events, such systems could be inadequate and, if compromised, could become inoperable for extended periods of time, cease to function properly or fail to adequately secure private information. Breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified even with sophisticated prevention and detection systems, potentially resulting in further harm and preventing it from being addressed appropriately. The
Sub-Adviser
and/or the Fund may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the
Sub-Adviser’s,
and/or the Fund’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to shareholders and the intellectual property and trade secrets of the
Sub-Adviser.
Such a failure could harm the
Sub-Adviser’s
and/or the Fund’s reputation, subject any such entity and their respective affiliates to legal claims and adverse publicity and otherwise affect their business and financial performance. Shareholders could also be exposed to losses resulting from unauthorized use of their personal information. Similar types of cybersecurity risks also are present for issuers of securities in which the Fund invests, which could affect their business and financial performance, resulting in material adverse consequences for such issuers and causing the Fund’s investment in such securities to lose value.
The occurrence of an extreme event may result in (and, in the case of
COVID-19,
has resulted in) the closure of offices, the implementation of global or regional work-from-home policies, and/or travel disruptions or restrictions. Any such actions may increase the
Sub-Adviser’s
and its portfolio companies’ and their respective affiliates’ and service providers’ dependency on technology systems such as those described above; result in the rapid deployment of new and potentially less familiar technology or operations systems; or lead to the utilization of existing systems in a significantly increased scope or unanticipated manner. If a significant number of the
Sub-Adviser’s
personnel were to be unavailable in the event of a disaster or other event, the
Sub-Adviser’s
ability to effectively conduct the Fund’s business could be severely compromised. All of the above could increase the risk of cybersecurity or business continuity related losses, all of which could have a material effect on the Fund.
Additional Capital.
The Fund’s portfolio companies may require additional financing to satisfy their working capital requirements, capital expenditure and acquisition and financing strategies. The amount of additional financing needed will depend upon the maturity and objectives of the particular portfolio company. If the funds provided are not sufficient, such portfolio company may have to raise additional capital at a price unfavorable to existing investors, including the Fund. In addition, the Fund may make additional debt and equity investments or exercise warrants, options or convert convertible securities that were acquired in the initial investment in such portfolio company in order to, among other things, preserve the Fund’s proportionate ownership when a subsequent financing is planned, or to protect or enhance the Fund’s investment when such portfolio company’s performance does not meet expectations. The availability of capital is generally a function of capital market conditions that are beyond the control of the Fund or any portfolio company. There can also be no assurance that the portfolio companies will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from the Fund or any other financing source. For instance, the Fund may be called upon to provide follow-on
funding for its investments or have the opportunity to increase its investment in such a portfolio company. There can be no assurance that the Fund will make follow-on
investments or that it will have sufficient funds or the ability to do so. Any decision by the Fund not to make a follow-on
investment or its inability to make such an investment may, in either case, have a substantial negative impact on a portfolio company in need of such an investment or may diminish the Fund’s ability to influence the portfolio company’s future development. The
Sub-Adviser
will, in its sole discretion, determine whether an investment constitutes an additional investment.
Uncertain Exit Strategies.
Due to the illiquid nature of many of the investments which the Fund expects to make, the
Sub-Adviser
is unable to predict with confidence what, if any, exit strategies will ultimately be available for any given core position. Exit strategies which appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized due to economic, legal, political or other factors. The larger the transaction in which the Fund is participating, the more uncertain the Fund’s exit strategy tends to become.
Investment and Trading Risk.
All investments in securities risk the loss of capital. The
Sub-Adviser
believes that the Fund’s investment program and research techniques moderate this risk through a careful selection of securities and other financial instruments. No guarantee or representation is made that the Fund’s program will be successful. The Fund’s investment program may utilize such investment techniques as leverage, margin transactions, short sales, swaps, options on securities and forward contracts, which practices may, in certain circumstances, increase the adverse impact to which the Fund may be subject. The Fund will invest in bonds or other fixed income instruments, including public and private non-investment-grade
bonds, secured loans, second lien debt, convertible securities, options, swaps, collateralized loan obligations and other similar securities. Such instruments may face ongoing uncertainties and exposure to adverse business, financial or economic conditions that could lead to the portfolio company’s inability to meet timely interest and principal payments. The market prices of such instruments are also subject to abrupt and erratic market movements and changes in liquidity and above-average price volatility, and the spread between the bid and asked prices of such instruments may be greater than those prevailing in other securities markets.
Hedging Policies/Risks.
In connection with certain investments, the Fund may employ hedging in support of financing techniques or that is designed to reduce the risks of adverse movements in interest rates, securities prices, commodities prices and currency exchange rates, as well as other risks, and portfolio companies themselves may also utilize hedging techniques. While such transactions may reduce certain risks, such transactions themselves may entail certain other risks, including counterparty default, convergence and other related risks. Thus, while the Fund may benefit from the use of these hedging mechanisms, unanticipated changes in interest rates, securities prices, commodities prices or currency exchange rates or other events related to hedging activities may result in a poorer overall performance for the Fund than if it or its portfolio companies had not entered into such hedging transactions.
Investments in Equity Securities Generally.
The Fund may hold investments in equity securities and equity security-related derivatives. Investments in equity securities of small or medium-sized
market capitalization companies will have more limited marketability than the securities of larger companies. In addition, securities of smaller companies may have greater price volatility. For example, investment in equity securities may arise in connection with the Fund’s debt investment opportunities and may be accompanied by “equity-kickers” or warrants, as well as in the form of equity investments in platform investments, to the extent that any such platform investment is allocated to Apollo Clients (such as the Fund) and not Apollo in accordance with Apollo’s policies and procedures. The Fund may choose to short the equity of an issuer when another technique is not available, most notably a bond or some other derivative. In addition, the Fund may be forced to accept equity in certain circumstances. The value of these financial instruments generally will vary with the performance of the issuer and movements in the equity markets. As a result, the Fund may suffer losses if it invests in equity instruments of issuers whose performance diverges from the
Sub-Adviser’s
expectations or if equity markets generally move in a single direction and the Fund has not hedged against such a general move. The Fund also may be exposed to risks that issuers will not fulfill contractual obligations such as, in the case of private placements, registering restricted securities for public resale. In addition, equity securities fluctuate in value in response to many factors, including the activities and financial condition of individual companies, geographic markets, industry market conditions, interest rates and general economic environments. Holders of equity securities may be wiped out or substantially reduced in value in a bankruptcy proceeding or corporate restructuring.
Portfolio Borrower and Seller Fraud; Breach of Covenant.
The Fund may acquire investments having structural, covenant and other contractual terms providing adequate downside protection, but there can be no assurance that such features and terms will achieve their desired effect and potential investors should regard an investment in the Fund as being speculative and having a high degree of risk. Of paramount concern in acquiring an investment is the possibility of material misrepresentation or omission on the part of the seller, the Portfolio Borrower or other credit support providers, or breach of covenant by any such parties. Such inaccuracy or incompleteness or breach of covenants may adversely affect the valuation of the collateral underlying the loans or the ability of lenders to perfect or effectuate a lien on the collateral securing the loan or the Fund’s ability to otherwise realize on or avoid losses in respect of the investment. The Fund will rely upon the accuracy and completeness of representations made by any such parties to the extent reasonable, but cannot guarantee such accuracy or completeness.
Fund’s Income.
The Fund’s income may at times be variable. For example, there may be times when the Fund holds instruments that are junior to other instruments and as a result of limited cash flow, the Fund receives little or no income. A wide range of factors may adversely affect an obligor’s ability to make repayments, including adverse changes in the financial condition of such obligor or the industries or regions in which it operates; the obligor’s exposure to counterparty risk; systemic risk in the financial system and settlement; changes in law or taxation; changes in governmental regulations or other policies; natural disasters; terrorism; social unrest, civil disturbances; or general economic conditions. Default rates tend to accelerate during economic downturns.
Any defaults will have a negative impact on the value of the Fund’s investments and may reduce the return that the Fund receives from its investments. While some amount of annual defaults is expected to occur in the Fund’s portfolio, defaults in or declines in the value of the Fund’s investments in excess of these expected amounts may result in breaches of covenants under the Fund’s financing arrangements, triggering credit enhancement requirements or accelerated repayment provisions and, if not cured within the relevant grace periods, permitting the finance provider to enforce its security over all the assets of the Fund.
In the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of an obligor, holders of debt instruments ranking senior to the Fund’s investments would typically be entitled to receive payment in full before the Fund receives any distributions in respect of its investments. After repaying the senior creditors, such obligor may not have any remaining assets to repay its obligations to the Fund. In the case of debt ranking equally with the loans or debt securities in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant investee company. Each jurisdiction in which the Fund invests has its own insolvency laws. As a result, investments in similarly situated investee companies in different jurisdictions may well confer different rights in the event of insolvency.
CLNs.
The Fund or its portfolio companies may utilize notes; the performance of which are linked to the credit performance of a reference portfolio of certain loan-related claims on corporate and similar entities that are specified from time to time. CLNs may be speculative, may not be principal protected, and note holders may lose some or all of their initial investments. CLNs may not be rated by any credit agency and are subject not only to note holders’ credit risk exposure, but, also, to the credit risk of the issuer, whose credit ratings and credit spreads may adversely affect the market value of such CLNs.
Asset-Backed Securities Investments.
The Fund’s investment program is expected to include a significant amount of asset-backed securities investments in a range of asset classes that will subject them to further risks, including, among others, credit risk, liquidity risk, interest rate and other market risk, operational risk, structural risk, sponsor risk, monoline wrapper risk and other legal risk. Some, but not all, of these additional asset classes and certain related risks are described below.

The investment characteristics of ABS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. ABS are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of ABS backed by automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related ABS. The risk of investing in ABS is ultimately dependent upon payment of underling loans by the debtor.
In addition, investments in subordinated ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks may be further pronounced in the case of ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities absorb all losses from default before any other class of securities is at risk. There may also be no established, liquid secondary market for many of the ABS the Fund may purchase. The lack of such an established, liquid secondary market may have an adverse effect on the market value of such ABS and the Fund’s ability to sell them. Further, ABS may be subject to certain transfer restrictions that may further restrict liquidity.
Commercial Mortgage-Backed Securities.
The Fund may invest in commercial mortgage-backed securities and other mortgage-backed securities, including subordinated tranches of such securities. The value of CMBS will be influenced by factors affecting the value of the underlying real estate portfolio, and by the terms and payment histories of such CMBS.
Some or all of the CMBS contemplated to be acquired by the Fund may not be rated, or may be rated lower than investment-grade securities, by one or more nationally recognized statistical rating organizations. Lower-rated or unrated CMBS, or
“B-pieces,”
have speculative characteristics and can involve substantial financial risks as a result. The prices of lower credit quality securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic or real estate market conditions or individual issuer concerns. As an investor in subordinated CMBS in particular, the Fund will be first in line among debt holders to bear the risk of loss from delinquencies and defaults experienced on the collateral.
The Fund may acquire subordinated tranches of CMBS issuances. In general, subordinated tranches of CMBS are entitled to receive repayment of principal only after all principal payments have been made on more senior tranches and also have subordinated rights as to receipt of interest distributions. Such subordinated tranches are subject to a greater risk of nonpayment than are senior tranches of CMBS or CMBS backed by third party credit enhancement. In addition, an active secondary market for such subordinated securities is not as well developed as the market for certain other mortgage-backed securities. Accordingly, such subordinated CMBS may have limited marketability and there can be no assurance that a more efficient secondary market will develop.
The value of CMBS and other mortgage-backed securities in which the Fund may invest generally will have an inverse relationship with interest rates. Accordingly, if interest rates rise, the value of such securities will decline. In addition, to the extent that the mortgage loans which underlie specific mortgage-backed securities are pre-payable,
the value of such mortgage securities may be negatively affected by increasing prepayments, which generally occur when interest rates decline.
RMBS.
The Fund may invest certain of its assets in residential mortgage-backed securities and become a holder of RMBS. Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized and the securities issued in such securitization may be guaranteed or credit enhanced. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the area where the related mortgaged property is located, the borrower’s equity in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.
The Securitization Regulation.
The Securitization Regulation seeks to bring together current European Union securitization rules into a single European regulation. The Securitization Regulation has applied in the United Kingdom and other European Economic Area jurisdictions since January 1, 2019. Transitional arrangements exist in relation to certain securitizations in existence prior to the coming into force of the Securitization Regulation. The Securitization Regulation harmonizes detailed due diligence requirements applicable to certain EU institutional investors and restricts them from becoming exposed to the risks of securitization unless certain prescribed types of person associated with the securitization (such as its sponsor) retain, broadly, a 5% net economic interest in the securitization special purpose vehicle. There are uncertainties regarding the scope of the obligations in the Securitization Regulation and the obligations in the technical standards that will be adopted pursuant thereto which will provide details of the requirements under the Securitization Regulation, as further described below. Most of the relevant technical standards have not yet been adopted. The Securitization Regulation could have a significant impact on the shareholders or the operations of the Fund, including restricting the types of investments the Fund may make or otherwise.
Investors should be aware, and in some cases are required to be aware, of the retention, due diligence and transparency requirements in the EU set out in the Securitization Regulation (and of any corresponding implementing rules of their regulator), in addition to any other regulatory requirements that are (or may become) applicable to them and/or with respect to the Fund’s investment in any asset-backed securitization transactions and their investment in the Fund. Each investor should consult with its own legal, accounting, regulatory and other advisors and/or its regulator before committing to invest in the Fund to determine whether, and to what extent, the information set out in this Prospectus and in any investor report provided in relation to this investment is sufficient for the purpose of satisfying such requirements. The cost of complying (or facilitating compliance) with the Securitization Regulation and related risk-retention and other requirements could cause lower than expected returns from affected port-folio investments and will be borne by the Fund as a whole.
Participation Interests.
The Fund may purchase participation interests in debt instruments which do not entitle the holder thereof to direct rights against the obligor. Participations held by the Fund in a seller’s portion of a debt instrument typically result in a contractual relationship only with such seller, not with the obligor. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the seller and only upon receipt by such seller of such payments from the obligor. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the obligor with the terms of the related loan agreement, nor any rights of set-off
against the obligor and the Fund may not directly benefit from the collateral supporting the debt instrument in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the obligor and the seller selling the participation. In the event of the insolvency of such seller, the Fund may be treated as a general creditor of such seller, and may not benefit from any set-off
between such seller and the obligor. When the Fund holds a participation in a debt instrument it may not have the right to vote to waive enforcement of any restrictive covenant breached by an obligor or, if the Fund does not vote as requested by the seller, it may be subject to repurchase of the participation at par. Sellers voting in connection with a potential waiver of a restrictive covenant may have interests different from those of the Fund, and such selling institutions may not consider the interests of the Fund in connection with their votes.
Security Risk.
Certain investments such as trade claims or consumer receivables may not be secured over underlying assets. Investments may be secured by mortgages, charges, pledges, liens or other security interests. Depending on the jurisdiction in which such security interests are created, enforcement of such securities can be a complicated and difficult process. For example, enforcement of security interests in certain jurisdictions can require a court order and a sale of the secured property through public bidding or auction. In addition, some courts may delay, upon the obligor’s application, the enforcement of a security if the obligor can show that it has a valid reason for requesting such delay, such as showing that the default was caused by temporary hardships. For example, some jurisdictions grant courts the power to declare security interest arrangements to be void if they deem the security interest to be excessive.
Short Selling.
The Fund’s investment program may include short selling. Short selling involves selling securities which may or may not be owned by the seller and borrowing the same securities for delivery to the purchaser, with an obligation to return the borrowed securities to the lender at a later date. Short selling allows the seller to profit from declines in market prices to the extent such decline exceeds the transaction costs and the costs of borrowing the securities and may be an important aspect of certain of the investment strategies of the Fund. The extent to which the Fund engages in short sales will depend upon its investment strategy and perception of market direction. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase at the time the Fund desires to close out such short position. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.
Following the financial crisis of 2008, short selling restrictions and disclosure requirements were introduced in a number of jurisdictions. In July 2009, the SEC implemented a rule requiring market participants to close out short sales within three days after the transaction date. In February 2010, the SEC adopted a short sale price test restriction, which limits short selling in a security whose price has decreased by 10% or more in a single day.

In November 2012, the Council of the EU adopted a short selling regulation (EU) No 236/2012 (the “SSR”) imposing certain private and public disclosure obligations on persons with net short positions in EU listed shares (being shares admitted to trading on a regulated market or multilateral-trading facility unless the principal trading venue for such shares is located in a country outside the EU) and EU sovereign debt (being debt instruments issued by, among others, EU institutions, governments of EU member states and certain international institutions established by two or more EU member states), which reach or fall below the specified thresholds. The SSR also contains prohibitions on uncovered short sales of EU listed shares and EU sovereign debt as well as on uncovered positions in credit default swaps referencing EU sovereign debt issuers. EU member states have power under the SSR to impose temporary bans on short selling in certain circumstances.
Options.
The Fund or its portfolio companies may buy or sell (write) both call options and put options (either exchange-traded or over-the-counter
in
principal-to-principal
transactions), and when it writes options it may do so on a “covered” or an “uncovered” basis. The risk of writing a call is theoretically unlimited unless the call option is “covered.” A call option is “covered” when the writer owns the underlying assets in at least the amount of which the call option applies. The Fund’s options transactions may be part of a hedging tactic (i.e., offsetting the risk involved in another securities position) or a form of leverage, in which the Fund has the right to benefit from price movements in a large number of securities with a small commitment of capital. These activities involve risks that can be large, depending on the circumstances. When the Fund buys an option, a decrease (or inadequate increase) in the price of the underlying security in the case of a call, or an increase (or inadequate decrease) in the price of the underlying security in the case of a put, could result in a total loss of the Fund’s investment in the option (including commissions). When the Fund sells (writes) an option, the risk can be substantially greater than when it buys an option. The seller of an uncovered call option bears the risk of an increase in the market price of the underlying security above the exercise price.
Investments in Convertible Securities.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles its holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible
securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.
Investments in Distressed Securities.
A significant portion of the Fund’s investments may also be in obligations or securities that are rated below investment-grade by recognized rating services such as Moody’s and Standard & Poor’s. Securities rated below investment-grade and unrated securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk.
Securities rated below investment-grade and unrated securities are typically subject to adverse changes in general economic conditions, changes in the financial condition of their issuers and price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of securities rated below investment-grade and unrated securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of securities rated below investment-grade and unrated securities, especially in a market characterized by a low volume of trading. In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.
Investments in Distressed Securities and Restructurings; Investments Subject to Bankruptcy Laws.
The Fund may make investments, in restructurings or otherwise, that involve portfolio companies that are experiencing, or are expected to experience,

severe financial difficulties. These financial difficulties may never be overcome and may lead to uncertain outcomes, including causing such portfolio company to become subject to bankruptcy proceedings. There are a number of significant risks inherent in the bankruptcy process. For example, in order to protect net operating losses of an obligor in bankruptcy, a bankruptcy court might take any number of actions, including prohibiting or limiting the transfer of claims held by certain classes of creditors. Such a prohibition could have a material adverse effect on the value of certain investments made by the Fund. For example, the Fund might be prohibited from liquidating investments which are declining in value.
In addition, investments in issuers that are experiencing, or are expected to experience, severe financial difficulties could, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. For example, under certain circumstances, a lender who has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments to the Fund and distributions by the Fund to the shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, a preferential payment or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, investments in restructurings may be adversely affected by statutes related to, among other things, fraudulent conveyances, voidable preferences, lender liability and the bankruptcy court’s discretionary power to disallow, subordinate or disenfranchise particular claims or re-characterize
investments made in the form of debt as equity contributions. The possibility of litigation between the participants in a reorganization is another consideration that makes any evaluation of the outcome of an investment uncertain.
Such investments could also be subject to federal bankruptcy laws and state fraudulent conveyance laws, which may vary from state to state, if the securities relating to such investments were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such securities.
Minority Position and Toehold Investments.
The Fund could also make minority equity or debt investments in companies where the Fund may have limited influence. Such companies may have economic or business interests or goals that are inconsistent with those of the Fund and the Fund may not be in a position to limit or otherwise protect the value of its investment in such companies. The Fund’s control over the investment policies of such companies may also be limited. This could result in the Fund’s investments being frozen in minority positions that incur a substantial loss. If the Fund takes such a minority position in publicly traded securities as a
“toe-hold”
investment, then such publicly traded securities may fluctuate in value over the limited duration of the Fund’s investment in such publicly traded securities, which could potentiality reduce returns to shareholders. While the
Sub-Adviser
may seek to accumulate larger positions, the Fund may accumulate minority positions in the outstanding voting stock, or securities convertible into the voting stock, of potential portfolio companies. While the
Sub-Adviser
will seek to achieve such accumulation through open market purchases, registered tender offers, negotiated transactions or private placements, the Fund may be unable to accumulate a sufficiently large position in a target company to execute its strategy. In such circumstances, the Fund may dispose of its position in the target company within a short time of acquiring it and there can be no assurance that the price at which the Fund can sell such stock will not have declined since the time of acquisition. This may be exacerbated by the fact that stock of the companies that the Fund may target may be thinly traded and that the Fund’s position may nevertheless have been substantial and its disposal may depress the market price for such stock.
Investments in the Energy Industry.
Investments in the energy sector may be subject to a variety of risks, not all of which can be foreseen or quantified. Such risks may include, but are not limited to: (i) the risk that the technology employed in an energy project will not be effective or efficient; (ii) uncertainty about the availability or efficacy of energy sales agreements or fuel supply agreements that may be entered into in connection with a project; (iii) risks that regulations affecting the energy industry will change in a manner detrimental to the industry; (iv) environmental liability risks related to energy properties and projects; (v) risks of equipment failures, fuel interruptions, loss of sale and supply contracts or fuel contracts, decreases or escalations in power contract or fuel contract prices, bankruptcy of key customers or suppliers, tort liability in excess of insurance coverage, inability to obtain desirable amounts of insurance at economic rates, acts of God and other catastrophes; (vi) uncertainty about the extent, quality and availability of oil and gas reserves; (vii) the risk that interest rates may increase, making it difficult or impossible to obtain project financing or impairing the cash flow of leveraged projects; and (viii) the risk of changes in values of companies in the energy sector whose operations are affected by changes in prices and supplies of energy fuels (prices and supplies of energy fuels can fluctuate significantly over a short period of time due to changes in international politics, energy conservation, the success of exploration projects, the tax and other regulatory policies of various governments and the economic growth of countries that are large consumers of energy, as well as other factors). The occurrence of events related to the foregoing may have a material adverse effect on the Fund and its investments.

In addition to the foregoing, certain of the portfolio companies in which the Fund invests may be subject to the risks inherent in acquiring or developing recoverable oil and natural gas reserves, including capital expenditures for the identification and acquisitions of projects, the drilling and completion of wells and the conduct of development and production operations. The presence of unanticipated pressures or irregularities in formations, miscalculations or accidents may cause such activity to be unsuccessful, which may result in losses. Furthermore, successful investment in oil and natural gas properties and other related facilities and properties requires an assessment of (i) recoverable reserves; (ii) future oil and natural gas prices; (iii) operating and capital costs; (iv) potential environmental and other liabilities; and (v) other factors. Such assessments are necessarily inexact and their accuracy inherently uncertain. Also, the revenues generated by certain of the portfolio companies in which the Fund invests may be dependent on the future prices of and the demand for oil and natural gas. Oil and gas investments may have significant shortfalls in projected cash flow if oil and gas prices decline from levels projected at the time the investment is made. Various factors beyond the control of the Fund will affect prices of oil, natural gas and natural gas liquids, including the worldwide supply of oil and natural gas, political instability or armed conflict in oil and natural gas producing regions, the price of foreign imports, the level of consumer demand, the price and availability of alternative fuels, the availability of pipeline capacity and changes in existing government regulation, taxation and price control. Prices for oil and natural gas have fluctuated greatly during the past, and markets for oil, natural gas and natural gas liquids continue to be volatile. Further, to the extent the Fund invests in or receives energy royalty interests, the Fund will generally receive revenues from those royalty interests only upon sales of oil, gas and other hydrocarbon production by the underlying property or upon sale of the royalty interests themselves. There can be no assurance that reserves sufficient to provide the expected royalty income will be discovered or produced.
Volatile oil, natural gas and natural gas liquids prices make it difficult to estimate the value of developed properties for acquisition and divestiture (and collateral purposes) and often cause disruption in the market for oil, natural gas and natural gas liquids developed properties, as buyers and sellers have difficulty agreeing on such value. Price volatility also makes it difficult to budget for and project the return on acquisitions and development and exploitation projects. In addition, estimates of hydrocarbon reserves by qualified engineers are often a key factor in valuing certain oil and gas assets. These estimates are subject to wide variances based on changes in commodity prices and certain technical assumptions. Accordingly, it is possible for such reserve estimates to be significantly revised from time to time, creating significant changes in the value of the Fund’s portfolio investments.
Legal and Regulatory Matters in the Energy Sector.
Power generation and transmission, as well as oil, natural gas and coal storage, handling, processing and transportation, are extensively regulated; statutory and regulatory requirements may include those imposed by energy, zoning, environmental, safety, labor and other regulatory or political authorities. Failure to obtain or a delay in the receipt of relevant governmental permits or approvals, including regulatory approvals, could hinder operation of an investment and result in fines or additional costs. Obtaining permits and approvals or complying with ongoing regulatory requirements may be costly and/or time-consuming to obtain. Moreover, the adoption of new laws or regulations, including those with respect to the emission of greenhouse gasses, or changes in the interpretation of existing laws or regulations or changes in the persons charged with political oversight of such laws or regulations, could have a material adverse effect upon the profitability of the Fund or its portfolio companies and could necessitate the creation of new business models and the restructuring of investments in order to meet regulatory requirements, which may be costly and/or time-consuming.
General Risks of Investments in the Utility and Power Industries.
The Fund may invest in the utility and power sectors. These investments are sensitive to fluctuations in resource availability, energy supply and demand, interest rates, special risks of constructing and operating facilities (including nuclear facilities), lack of control over pricing, merger and acquisition activity, weather conditions (including abnormally mild winter or summer weather and abnormally harsh winter or summer weather), availability and adequacy of pipeline and other transportation facilities, geopolitical conditions in gas or oil producing regions and countries (including the risk of nationalization of the natural gas, oil and related sectors), the ability of members of the Organization of the Petroleum Exporting Countries to agree upon and maintain oil prices and production levels, the price and availability of alternative fuels, international and regional trade contracts, labor contracts, the impact of energy conservation efforts, environmental considerations, public policy initiatives and regulation.
Regulatory Risks of Investments in the Utility and Power Industries.
Utility and power companies are subject to significant regulation in many aspects of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls and the prices they may charge for the products and services. There are a variety of risks relating to actions of various governmental agencies and authorities in such industries. Additionally, stricter laws, regulations or enforcement policies could be enacted or pursued in the future, which would likely increase compliance costs and may adversely affect the financial performance of energy companies which may have implications for the companies that support the energy sectors’ infrastructure-related requirements.

Investment in the Communications Industry.
The Fund’s portfolio companies may include communications companies. Communications companies in the U.S., Europe and other developed and emerging countries undergo continual changes mainly due to evolving levels of governmental regulation or deregulation as well as the rapid development of communication technologies. Competitive pressures within the communications industry are intense, and the securities of communications companies may be subject to significant price volatility. In addition, because the communications industry is subject to rapid and significant changes in technology, the companies in this industry in which the Fund may invest will face competition from technologies being developed or to be developed in the future by others, which may make such companies’ products and services obsolete.
Investing in Media Companies.
The Fund may focus a portion of its investment activities in media companies. These companies are sensitive to, among other things, global economic conditions, fluctuations in advertising expenditures from which media companies derive substantial revenue, seasonal fluctuations, changes in public and consumer tastes and preferences for products, content and services, rapidly changing technologies, theft of intellectual property including lost revenue due to copyright infringement, retention of key talent and management, merger and acquisition activity and regulation and other political considerations, which may cause the Fund to experience substantial volatility. Further, to the extent the Fund invests in or receives media company royalty interests, the Fund will generally receive revenues from those royalty interests only upon the sale of the source of the royalty payments by the underlying owner of such interests or upon sale of the royalty interests themselves. There can be no assurance that the sources of the expected royalty income will perform as anticipated.
Risks Inherent to Real Estate Investing.
The Fund will invest in debt investments related to real estate. Real estate historically has experienced significant fluctuations and cycles in performance that may result in reductions in the value of the Fund’s investments. The ultimate performance and value of such investments of the Fund may subject to the varying degrees of risk generally incident to ownership and operations of the properties to which the Fund will be exposed and which collateralize or support its investments. The ultimate performance and value of the Fund’s investments depend upon, in large part, the Fund’s ability to operate each such investment so that it provides sufficient cash flows necessary to pay the Fund’s equity investment and a return on such investment, or to pay interest and principal due to the Fund or a lender. Revenues and cash flows may be adversely affected by:

•	changes in local real estate market conditions due to changes in national or local economic conditions or changes in local property market characteristics;

•	government regulation including taking or condemnation losses and limitations on rent, such as rent control and rent stabilization;

•	competition from other properties and changes in the supply and demand for competing properties in an area;

•	fluctuations in building occupancy and the financial resources of tenants;

•
changes in interest rates and in the state of the debt and equity capital markets, particularly the availability of debt financing which may render the sale or refinancing of properties difficult or impracticable;

•	the ongoing need for capital improvements, particularly in older buildings;

•	changes in real estate tax rates and other operating expenses;

•
adverse changes in governmental rules and fiscal policies, civil unrest, acts of God, including earthquakes, hurricanes, floods, fires and other natural disasters, acts of war or terrorism, which may decrease the availability of or increase the cost of insurance or result in uninsured losses;

•	adverse changes in zoning laws;

•	the impact of present or future environmental legislation and compliance with environmental laws;

•	the impact of lawsuits which could cause the Fund to incur significant legal expenses and divert management’s time and attention from day-to-day operations of the Fund; and

•	other adverse factors that are beyond the Fund’s control.

•	In the event that any of the Fund’s investments experience any of the foregoing events or occurrences, the value of, and return on, such investments would be negatively impacted.

•	Reliance on Corporate Management and Financial Reporting

•
Many of the strategies implemented by the Fund rely on the financial information made available by the issuers in which the Fund invests. The
Sub-Adviser
has no ability to independently verify the financial information disseminated by the issuer in which the Fund invests and is dependent upon the integrity of both the management of these issuers and the financial reporting process in general.

Broker, Dealer or Custodian Insolvency.
The Fund’s assets may be held in one or more accounts maintained for the Fund by its prime brokers or at other brokers or with one or more custodians, which may be located in various jurisdictions. Such prime brokers, local brokers and custodians, as brokerage firms, custodians or commercial banks, may be subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a prime broker or custodian or any of their respective sub-custodians,
agents or affiliates, or a local broker, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Investors should assume that the insolvency of any of the prime brokers or such other service providers would result in a loss to the Fund, which could be material.
Investments in the Insurance Sector.
The Fund may also invest in esoteric asset classes such as the insurance capital markets, which include insurance-linked securities (whereby the performance and return of the investment depend on the results of the underlying policy or instrument), insurance securitizations, catastrophe bonds, life insurance/life annuity combination bonds, structured settlements, insurance reserve financing, mortality/longevity swaps, life settlements, premium finance loans and other similar asset backed securities or instruments. These are specialized asset classes with unique risks, and prospective shareholders should carefully consider, among other factors, the matters described below, each of which could have an adverse effect on the value of their investments in the Fund. On an opportunistic basis, the Fund may invest in insurance-linked securities, whereby the performance and return of the investment depend on the results of the underlying insurance policy or instrument. An investment by the Fund in the insurance capital markets involves a high degree of risk, including the risk that the entire amount invested may be lost. Such investments would constitute investing in a relatively new and developing asset class where a significant part of the asset class involves relatively illiquid instruments.
ESG Considerations.
Our business faces increasing public scrutiny related to ESG activities. We risk damage to our brand and reputation if we fail to act responsibly in a number of areas, such as environmental stewardship, corporate governance and transparency and considering ESG factors in our investment processes. Adverse incidents with respect to ESG activities could impact the value of our brand, the cost of our operations and relationships with investors, all of which could adversely affect our business and results of operations. Additionally, new regulatory initiatives related to ESG could adversely affect our business.
Laws of Other Jurisdictions Where the Fund is Marketed.
Shares in the Fund may be marketed in various jurisdictions in addition to those more specifically addressed elsewhere in this Prospectus. In order to market shares in the Fund in certain jurisdictions (or to investors who are citizens of or resident in such jurisdictions), the Fund, the
Sub-Adviser,
Apollo and its affiliates will be required to comply with applicable laws and regulations relating to such activities. Compliance may involve, among other things, making notifications to or filings with local regulatory authorities, registering the Fund, the
Sub-Adviser,
Apollo and its affiliates or the shares with local regulatory authorities or complying with operating or investment restrictions and requirements, including with respect to prudential regulation. Compliance with such laws and regulations may limit the ability of the Fund to participate in investment opportunities and may impose onerous or conflicting operating requirements on the Fund, the
Sub-Adviser,
Apollo and its affiliates. The costs, fees and expenses incurred in order to comply with such laws and regulations, including related legal fees and filing or registration fees and expenses, will be borne by the Fund and may be substantial. In addition, if the Fund, the
Sub-Adviser,
Apollo and its affiliates were to fail to comply with such laws and regulations, any or all of them could be subject to fines or other penalties, the cost of which typically would be borne by the Fund.
Eurozone Risks.
The Fund’s investments and its investment performance will most likely be affected by economic and fiscal conditions in Eurozone countries and developments relating to the euro. The deterioration of the Sovereign Debt of several Eurozone countries together with the risk of contagion to other more stable economies exacerbated the global economic crisis. This situation raised a number of uncertainties regarding the stability and overall standing of the European Monetary Union. Economic, political or other factors could still result in changes to the composition of the European Monetary Union. The risk that other Eurozone countries could be subject to higher borrowing costs and face further deterioration in their economies, together with the risk that some countries could withdraw from the Eurozone, could have a negative impact on the Fund’s investment activities. A reintroduction of national currencies in one or more Eurozone countries or, in more extreme circumstances, the possible dissolution of the European Monetary Union cannot be ruled out. The departure or risk of departure from the European Monetary Union by one or more Eurozone countries and/or the abandonment of the euro as a currency could have major negative effects on the Fund. If the European Monetary Union is dissolved entirely, the legal and contractual consequences for holders of euro-denominated obligations would be determined by laws in effect at such time. These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of investors’ shares in the Fund.
Sovereign Debt.
It is anticipated that the Fund may invest in Sovereign Debt. Sovereign Debt may include securities that the
Sub-Adviser
believes are likely to be included in restructurings of the external debt obligations of the issuer in question. The ability of an issuer to make payments on Sovereign Debt, the market value of such debt and the inclusion of Sovereign Debt in future restructurings may be affected by a number of other factors, including such issuer’s: (i) balance of trade and access to international financing; (ii) cost of servicing such obligations, which may be affected by changes in international interest rates; and (iii) level of international currency reserves, which may affect the amount of foreign exchange available for external debt payments. Significant ongoing uncertainties and exposure to adverse conditions may undermine the issuer’s ability to make timely payment of interest and principal, and issuers may default on their Sovereign Debt.
Investments in Emerging Markets.
The Fund will be permitted to make investments in emerging markets such as China, India, Brazil and countries located in emerging Europe. Investing in emerging markets involves risks and special considerations not typically associated with investing in more established economies or markets including among other things: (i) higher dependence on exports and the corresponding importance of international trade; (ii) greater risk of inflation; (iii) inability to exchange local currencies for U.S. dollars; (iv) increased likelihood of governmental involvement in and control over the economy; (v) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (vi) less developed compliance culture; (vii) risks associated with differing cultural expectations and norms regarding business practices; (viii) longer settlement periods for transactions and less reliable clearance and custody arrangements; (ix) less developed, reliable or independent judiciary systems for the enforcement of contracts or claims; (x) greater regulatory uncertainty; (xi) maintenance of the Fund’s investments with
non-U.S.
brokers and securities depositories; and (xii) threats or incidents of corruption or fraud, all of which may adversely affect the return on the Fund and its investments.
Repatriation of investment income, assets and the proceeds of sales by investors foreign to such markets, such as the Fund, may require governmental registration and/or approval in some emerging markets. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by emerging market countries on interest or dividends paid on financial instruments held by the Fund or gains from the disposition of such financial instruments. In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter
markets, brokers, dealers, counterparties and issuers than in other more established markets. In emerging markets, any regulatory supervision that is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements or authorities. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary application or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in
non-U.S.
courts.
Risks Associated With Investments in Securities Indexed to the Value of Foreign Equity Securities.
Investments in securities indexed to the value of foreign equity securities involve risks associated with the securities markets in those countries, including the risk of volatility in those markets, governmental intervention in those markets and cross-shareholdings in companies in certain countries. Foreign companies are subject to accounting, auditing and financial reporting standards and requirements different from those applicable to U.S. reporting companies.
Fraudulent Conveyance Considerations.
Various laws enacted for the protection of creditors may apply to certain investments that are debt obligations, although the existence and applicability of such laws will vary from jurisdiction to jurisdiction. For example, if a court were to find that the borrower did not receive fair consideration or reasonably equivalent value for incurring indebtedness evidenced by an investment and the grant of any security interest or other lien securing such investment, and, after giving effect to such indebtedness, the borrower (i) was insolvent; (ii) was engaged in a business for which the assets remaining in such borrower constituted unreasonably small capital; or (iii) intended to incur or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could invalidate such indebtedness and such security interest or other lien as fraudulent conveyances, subordinate such indebtedness to existing or future creditors of the borrower or recover amounts previously paid by the borrower (including to the Fund) in satisfaction of such indebtedness or proceeds of such security interest or other lien previously applied in satisfaction of such indebtedness. In addition, if an issuer in which the Fund has an investment becomes insolvent, any payment made on such investment may be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before insolvency. In general, if payments on an investment are voidable, whether as fraudulent conveyances or preferences, such payments can be recaptured either from the initial recipient or from subsequent transferees of such payments. To the extent that any such payments are recaptured from the Fund, the resulting loss will be borne by the Fund.
Emerging markets jurisdictions may or may not have remedies such as fraudulent conveyance or preference. The lack of such remedies, however, may also have a material adverse effect on the Fund if issuers in which it is invested are not able to recapture payments that otherwise would have been paid out to creditors such as the Fund if such remedies were available.
Environmental Matters.
Ordinary operation or the occurrence of an accident with respect to a portfolio company could cause major environmental damage, personal injury or property damage, which may result in significant financial distress to such portfolio company, even if covered by insurance. In addition, persons who arrange for the disposal or treatment of hazardous materials may also be liable for the costs of removal or remediation of these materials at the disposal or treatment facility, whether or not that facility is or ever was owned or operated by those persons. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost and other liabilities. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination and may impose joint and several liability (including amongst the Fund, other Apollo Clients and the applicable portfolio company) or liabilities or obligations that purport to extend to (and pierce any corporate veil that would otherwise protect) the ultimate beneficial owners of the owner or operator of the relevant property or operating company that stand to financially benefit from such property’s or company’s operations. The Fund (and its shareholders) may therefore be exposed to substantial risk of loss from environmental claims arising in respect of its investments. Furthermore, changes in environmental laws or regulations or the environmental condition of an investment may create liabilities that did not exist at the time of its acquisition and that could not have been foreseen. Community and environmental groups may protest about the development or operation of portfolio company assets, which may induce government action to the detriment of the Fund. New and more stringent environmental or health and safety laws, regulations and permit requirements, or stricter interpretations of current laws, regulations or requirements, could impose substantial additional costs on a portfolio company, or could otherwise place a portfolio company at a competitive disadvantage compared to other companies, and failure to comply with any such requirements could have an adverse effect on a portfolio company. Even in cases where the Fund is indemnified by the seller with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the seller to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities. If these liabilities were to arise with respect to the Fund or its portfolio companies, the Fund might suffer significant losses and incur significant liabilities and obligations. The having or exercise of control or influence over a portfolio company could expose the assets of the Fund, the
Sub-Adviser
and their respective affiliates to claims by such portfolio company, its security holders and its creditors and regulatory authorities or other bodies. While the
Sub-Adviser
intends to manage the Fund to minimize exposure to these risks, the possibility of successful claims cannot be precluded, nor can there be any assurance as to whether such laws, rules, regulations and court decisions will be expanded or otherwise applied in a manner that is adverse to portfolio companies and the Fund and its shareholders. Moreover, it is possible that, when evaluating a potential investment, the
Sub-Adviser
may choose not to pursue or consummate such investment, if any of the foregoing risks may create liabilities or other obligations for any of the Fund, the
Sub-Adviser
or any of its respective affiliates, partners or employees. See also “—Control Person Liability” above.
Force Majeure and Expropriation Risk.
Portfolio companies may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Natural disasters, epidemics and other acts of God, which are beyond the control of the
Sub-Adviser,
may negatively affect the economy, infrastructure and livelihood of people throughout the world. For example, southeast Asia and many countries in Asia, including China, Japan, Indonesia and Australia have been affected by earthquakes, floods, typhoons, drought, heat waves or forest fires. Disease outbreaks have occurred in Asia in the past (including severe acute respiratory syndrome, or SARS, avian flu, H1N1/09 flu and
COVID-19)
and are occurring globally at present, and any prolonged occurrence of infectious disease, or other adverse public health developments or natural disasters in any country related to the Fund’s investments may have a negative effect on the Fund. Resulting catastrophic losses may either be uninsurable or insurable at such high rates as to make such coverage impracticable. If such a major uninsured loss were to occur with respect to any of the Fund’s investments, the Fund could lose both invested capital and anticipated profits.

The Fund may acquire portfolio companies that are located in areas that are subject to climate change and, as such, there may be significant physical effects of climate change that have the potential to have a material effect on the Fund’s business and operations. Physical impacts of climate change may include: increased storm intensity and severity of weather (e.g., floods or hurricanes); wildfires; sea level rise; and extreme temperatures. For example, many climate models indicate that global warming is likely to result in rising sea levels and increased frequency and severity of weather events, which may lead to higher insurance costs, or a decrease in available coverage, for portfolio companies in areas subject to severe weather. These climate-related effects could damage the portfolio company’s physical infrastructure, especially operations located in low-lying
areas near coasts and river banks, and facilities situated in hurricane-prone and rain-susceptible regions.
Some force majeure events may adversely affect the ability of a party (including a portfolio company or a counterparty to the Fund or a portfolio company) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a portfolio company or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more portfolio companies or its assets, could result in a loss to the Fund, including if its investment in such portfolio company is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.
Due Diligence.
The
Sub-Adviser
will conduct, and will use third parties to conduct, due diligence on prospective investments. In conducting such due diligence, the
Sub-Adviser’s
investment professionals will use publicly available information, as well as information from their relationships with former and current bank lenders, management teams, consultants, competitors and investment bankers. Such level of due diligence may not, however, reveal all matters and issues, material or otherwise, relating to prospective investments.
Possibility of Fraud or Other Misconduct of Employees and Service Providers.
Misconduct by employees of the
Sub-Adviser,
service providers to the Fund and/or their respective affiliates (including affiliated service providers) could cause significant losses to the Fund. Misconduct may include entering into transactions without authorization, the failure to comply with operational and risk procedures, including due diligence procedures, misrepresentations as to investments being considered by the Fund, the improper use or disclosure of confidential or material non-public
information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities and non-compliance
with applicable laws or regulations and the concealing of any of the foregoing. Such activities may result in reputational damage, litigation, business disruption and/or financial losses to the Fund. Apollo has controls and procedures through which it seeks to minimize the risk of such misconduct occurring. However, no assurances can be given that the
Sub-Adviser
will be able to identify or prevent such misconduct.
In addition, instances of fraud and other deceptive practices or devices employed by management or owners of portfolio companies in which the Fund invests may undermine the
Sub-Adviser’s
due diligence efforts with respect to such companies and, if such fraud is discovered, negatively affect the valuation of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility that could negatively impact the Fund’s investments. In the event of fraud by any portfolio company in which the Fund invests, the Fund may suffer a partial or total loss of its capital investment in that company.
Trade Errors.
The
Sub-Adviser
has adopted a policy for the purpose of addressing trade errors that may arise, from time to time, with respect to the securities transactions of the Fund. The
Sub-Adviser,
pursuant to the policy, will seek to identify and correct any trade errors in an expeditious manner. The determination of whether or not a trade error has occurred will be in the discretion of the
Sub-Adviser,
and investors should be aware that, in making such determinations, the
Sub-Adviser
will have a conflict of interest.
Over-the-Counter
Trading.
The Fund’s investment and hedging strategies may involve it or its portfolio companies engaging in forward currency contracts and options, as well as currency and credit default swaps and other derivatives. There is no limitation on daily price movements on these instruments and speculative position limits are not currently applicable. The principals who deal in these markets are not required to continue to make markets and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain contracts or have quoted prices with unusually wide spreads between the prices at which they were prepared to buy and those at which they were prepared to sell. Disruptions can also occur in any market in which the Fund or any of its portfolio companies trades due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such trading to less than that which the
Sub-Adviser
would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in significant losses to the Fund.
Over-Commitment.
In order to facilitate the acquisition of a portfolio company, the Fund may make (or commit to make) an investment that exceeds the desired amount with a view to selling a portion of such investment to co-investors
or other persons prior to or within a reasonable time after the closing of the acquisition. In such event, the Fund will bear the risk that any or all of the excess portion of such investment may not be sold or may only be sold on unattractive terms and that, as a consequence, the Fund may bear the entire portion of any break-up
fee or other fees, costs and expenses related to such investment, including break-up
fees and hold a larger than expected portion of such portfolio company or may realize lower than expected returns from such investment. The
Sub-Adviser
endeavors to address such risks by requiring such investments to be in the best interests of the Fund, regardless of whether any sell-down ultimately occurs. None of the
Sub-Adviser
or any of its affiliates will be deemed to have violated any duty or other obligation to the Fund or any of its investors by engaging in such investment and sell-down activities.
Expedited Transactions.
Investment analyses and decisions by the
Sub-Adviser
will often be undertaken on an expedited basis in order for the Fund to take advantage of investment opportunities. In such cases, the information available to the
Sub-Adviser
at the time of an investment decision may be limited, and the
Sub-Adviser
may not have access to the detailed information necessary for a full evaluation of the investment opportunity. In addition, the
Sub-Adviser
may rely upon independent consultants or advisors in connection with the evaluation of proposed investments. There can be no assurance that these consultants or advisors will accurately evaluate such investments.
Non-Controlling
Investments.
The Fund is expected to hold a
non-controlling
interest in portfolio companies and, therefore, may have a limited ability to protect its position in such portfolio companies. Further, the Fund may have no right to appoint a director and, as a result, may have a limited ability to influence the management of such portfolio companies. In such cases, the Fund will be significantly reliant on the existing management and board of directors of such companies, which may include representation of other investors with whom the Fund is not affiliated and whose interests may conflict with the Fund’s interests. Where practicable and appropriate, it is expected that shareholder rights generally will be sought to protect the Fund’s interests. There can be no assurance, however, that such minority investor rights will be available, or that such rights will provide sufficient protection of the Fund’s interests. In addition, the Fund may hold investments in debt instruments or other investments that do not entitle the Fund to voting rights and, therefore, the Fund may have a limited ability to protect such investments.
Control Person Liability.
The Fund could, as a result of a restructuring or other event with respect to a portfolio company, acquire a controlling interests in a portfolio company. The fact that the Fund or
Sub-Adviser
exercises control or exerts influence (or merely has the ability to exercise control or exert influence) over a company may give rise to risks of liability (including under various theories of parental liability and piercing the corporate veil doctrines) for, among other things, personal injury and/or property or environmental damage claims arising from an accident or other unforeseen event, product defects, employee benefits (including pension and other fringe benefits), failure to supervise management, violation of laws and governmental regulations (including securities laws, anti-trust laws, employment laws, anti-bribery and other anti-corruption laws) and other types of liability for which the limited liability characteristic of business ownership and the Fund itself (and the limited liability structures that may be utilized by the Fund in connection with its ownership of portfolio companies or otherwise) may be ignored or pierced, with the result being that relevant entities could be treated as if such limited liability characteristics or structures did not exist for purposes of the application of such laws, rules, regulations and court decisions.
Contingent Liabilities on Disposition of Investments.
In connection with the disposition of an investment of the Fund, the Fund may be required to make representations and warranties about such investments. The Fund may become involved in disputes or litigation concerning such representations and warranties and may be required to make payments to third parties as a result of such disputes or litigation. If the Fund does not have cash available to conduct such litigation or make such payments, it may be required to borrow funds. Any such payments and borrowings could adversely impact the Fund’s ability to make distributions. In addition, if the Fund is unable to borrow funds to make such payments, it may be forced to sell investments to obtain funds. Such sales may be effected on unsatisfactory terms. The
Sub-Adviser
may also establish reserves or escrow accounts for such contingent liabilities. In that regard, shareholders may be required to return amounts distributed to them to fund the Fund’s indemnity obligations or other Fund obligations arising out of any legal proceeding against the Fund, subject to certain limitations set forth in this registration statement.
Execution Risks and Error.
In order to seek positive returns in global markets, the Fund’s trading and investments could involve multiple portfolio investments, multiple brokers and counterparties and multiple strategies. As a result, the execution of the trading and investment strategies employed by the Fund may require rapid execution of trades, high volume of trades, complex trades, difficult to execute trades, use of negotiated terms with counterparties such as in the use of derivatives and the execution of trades involving less common or novel portfolio investments. In each case, the Fund seeks best execution and has trained execution and operational staff who execute, settle and clear such trades. However, in light of the high volumes, complexity and global diversity involved, some slippage, errors and miscommunications with brokers and counterparties may occur, and could result in losses to the Fund. In such circumstances, the Fund will evaluate the merits of potential claims for damage against brokers and counterparties who are at fault and, to the extent practicable, will seek to recover losses from those parties. In its sole discretion, the
Sub-Adviser
may choose to forego pursuing claims against brokers and counterparties on behalf of the Fund for any reason, including the cost of pursuing claims relative to the likely amount of any recovery and the maintenance of its business relationships with brokers and counterparties. In addition, the
Sub-Adviser’s
own execution and operational staff may be solely or partly responsible for errors in placing, processing, and settling trades that result in losses to the Fund. The
Sub-Adviser
is not liable to the Fund for losses caused by brokers or counterparties or its own negligence or contributory negligence. The
Sub-Adviser
may be liable to the Fund for acts that constitute bad faith, gross negligence, willful misconduct, fraud, willful or reckless disregard for such their duties to the Fund or the shareholders or for damages resulting from intentional violations of securities laws. Interests in the Fund are only available for subscription by investors who understand that they and the Fund are waiving potential claims for damages arising from the operation of the Fund, including damages resulting from the
Sub-Adviser’s
own negligence or contributory negligence, and expect some execution losses to the Fund.
Operating and Financial Risks of Portfolio Companies.
Portfolio companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in their competitive environment, or an economic downturn. As a result, portfolio companies that the Fund may have expected to be stable may operate at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or to maintain their competitive positions, or may otherwise have a weak financial condition or be experiencing financial distress. In some cases, the success of the Fund’s investment strategy and approach will depend, in part, on the ability of the Fund to effect improvements in the operations of a portfolio company and/or recapitalize its balance sheet. To the extent relevant to a portfolio company, the activity of identifying and implementing operating improvements and/or recapitalization programs at portfolio companies entails a high degree of uncertainty. There can be no assurance that the Fund will be able to successfully identify and implement such operating improvements and/or recapitalization programs. In addition, the Fund may cause its portfolio companies to bear certain fees, costs and expenses that the Fund would otherwise bear, including the fees, costs and expenses incurred in developing, investigating, negotiating, structuring or consummating the Fund’s or any other investment in such portfolio companies. For example, the
Sub-Adviser
may cause such portfolio companies to bear the fees, costs and expenses that are incurred in connection and concurrently with the acquisition of such portfolio companies and such other fees, costs and expenses that may otherwise be treated as operating expenses. The payment of such fees, costs and expenses by such portfolio companies may reduce the amount of cash that the portfolio companies have on hand.
Ability to Source and Make Suitable Investments.
The consistency of available and suitable investments for the Fund could be a risk. The lack of availability from time to time of assets for purchase by the Fund may delay the Fund’s ability to achieve its target portfolio size, composition or rate of return in its projected timeframe or to make investments thereafter, both of which circumstances could materially adversely affect the Fund’s investment performance.
Factors that may affect the Fund’s ability to source suitable investments include, among other things, the following: developments in the market for nonperforming loans or other general market events, which may include changes in interest rates or credit spreads or other events which may adversely affect the price of assets, whether individually or collectively; competition for investment opportunities and the inability of the Fund to acquire assets at favorable yields (including if the Fund’s competitors have greater access to financial, technical and marketing resources than the Fund, a lower cost of funds than the Fund, and access to funding sources that are not available to the Fund); the inability of the Fund to reinvest the proceeds from the sale or repayment of any of its assets in suitable target investments on a timely basis, whether at prices that the Fund believes are appropriate or at all; and the inability of the Fund to secure debt financing or refinancing for the Fund’s portfolio companies on a timely basis, whether on a basis that is satisfactory to the Fund or at all.
Illiquidity and Long-Term Nature of Investments.
The market for many of the Fund’s portfolio companies is substantially less liquid than the market for publicly traded securities. In addition, certain portfolio companies may be subject to legal or contractual restrictions or requirements that limit the Fund’s ability to transfer them or sell them for cash. The resulting illiquidity of these investments may make it difficult for the Fund to sell such investments if the need arises. If the Fund needs to sell all or a portion of its portfolio over a short period of time, it may realize value significantly less than the value at which it had previously recorded those investments.

Tax Considerations.
An investment in the Fund involves complex U.S. and
non-U.S.
tax considerations that will differ for each investor depending on the investor’s particular circumstances. The investment decisions of the
Sub-Adviser
will be based primarily upon economic, not tax, considerations, and could result, from time to time, in adverse tax consequences to some or all shareholders. There can be no assurance that the structure of the Fund or of any investment will be tax-efficient
for any particular investor.
Under certain circumstances, investors in the Fund could be required to recognize taxable income in a taxable year for U.S. federal income tax purposes, even if the Fund either distributes no cash in such year or distributes cash in such year that is less than such amount of taxable income (including as a result of the Fund owning securities issued with original issue discount, owning interests in certain partnerships, owning interests in certain
non-U.S.
corporations and entering into certain transactions that are taxed on a mark-to-market
basis). In addition, the Fund may invest in securities of corporations and other entities organized outside the United States. Income from such investments may be subject to
non-U.S.
withholding taxes, which may or may not be reduced or eliminated by an income tax treaty. Furthermore, a shareholder may be subject to state and/or local taxes as a result of the Fund’s operations and activities. State and local laws may differ from U.S. federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. Each prospective investor is urged to consult with its own adviser as to the advisability and tax consequences of an investment in the Fund.
In addition, the Fund will take tax considerations into account in determining when the Fund’s portfolio companies should be sold or otherwise disposed of and may assume certain market risk and incur certain expenses in this regard to achieve favorable tax treatment of a transaction.
Reliance on Portfolio Company Management.
The
day-to-day
operations of a portfolio company will be the responsibility of such company’s management team. Although the
Sub-Adviser
will be responsible for monitoring the performance of portfolio companies and generally seeks to invest in companies operated by capable management, there can be no assurance that an existing management team, or any successor, will be able to successfully operate a portfolio company in accordance with the
Sub-Adviser’s
strategy for such company.
Investments in Less Established Companies.
The Fund may invest a portion of its assets in less established companies or early stage companies. Investments in such early stage companies may involve greater risks than those generally associated with investments in more established companies. For instance, less established companies tend to have smaller capitalizations and fewer resources and, therefore, are often more vulnerable to financial failure . Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In the case of start-up
enterprises, such companies may not have significant or any operating revenues. Early stage companies often experience unexpected issues in the areas of product development, manufacturing, marketing, financing and general management, which, in some cases, cannot be adequately resolved. A major risk also exists that a proposed service or product cannot be developed successfully with the resources available to such an early stage company. There is no assurance that the development efforts of any such early stage company will be successful or, if successful, will be completed within budget or the time period originally estimated. Substantial amounts of financing may be necessary to complete such development and there is no assurance that such funds will be available from any particular source, including institutional private placements or the public markets. The percentage of early stage companies that survive and prosper tends to be small. In addition, less mature companies could be more susceptible to irregular accounting or other fraudulent practices. Furthermore, to the extent there is any public market for the securities held by the Fund, securities of less established companies may be subject to more abrupt and erratic market price movements than those of larger, more established companies.
In addition to investing in less established or early stage companies, the Fund may actively engage in forming new businesses. Unlike investing in an existing company where start-up
risks are generally shared with third parties who also have vested interests in such company (including the company’s founders, existing managers or existing equity holders), in the case where the Fund forms a new business, all such risks are generally borne by the Fund. In addition, newly formed businesses face risks similar to those affecting less established or early stage companies as described above and may experience unexpected operational, developmental or financial issues that cannot be adequately resolved, and there is no assurance that such new business ventures will become successful.
Some of the portfolio investments expected to be made by the Fund should be considered highly speculative and may result in the loss of the Fund’s entire investment therein. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.

Uncertainty of Financial Projections.
The
Sub-Adviser
will generally establish the capital structure of portfolio companies on the basis of financial projections for such portfolio companies. Projections are forward-looking statements and are based upon certain assumptions. Projected operating results will normally be based primarily on management judgments. In all cases, projections are only estimates of future results that are based upon assumptions that the
Sub-Adviser
believes are reasonable at the time that the projections are developed. Projections are subject to a wide range of risks and uncertainties, however, and there can be no assurance that the actual results may not differ materially from those expressed or implied by such projections. Moreover, the inaccuracy of certain assumptions, the failure to satisfy certain financial requirements and the occurrence of other unforeseen events could impair the ability of a portfolio company to realize projected values. General economic conditions, which are not predictable, can also have a material adverse impact on the reliability of such projections.
Financing Arrangements.
To the extent that the Fund enters into financing arrangements, such arrangements may contain provisions that expose it to particular risk of loss. For example, any cross-default provisions could magnify the effect of an individual default. If a cross-default provision were exercised, this could result in a substantial loss for the Fund. Also, the Fund may, in the future, enter into financing arrangements that contain financial covenants that could require it to maintain certain financial ratios. If the Fund were to breach the financial covenants contained in any such financing arrangement, it might be required to repay such debt immediately in whole or in part, together with any attendant costs, and the Fund might be forced to sell some of its assets to fund such costs. The Fund might also be required to reduce or suspend distributions. Such financial covenants would also limit the ability of the
Sub-Adviser
to adopt the financial structure (e.g., by reducing levels of borrowing) which it would have adopted in the absence of such covenants.
Distributions.
We may not achieve investment results that will allow us to make a specified or stable level of cash distributions and our distributions may decrease over time. In addition, due to the asset coverage test applicable to us as a regulated closed-end
fund, we may be limited in our ability to make distributions.
We may fund our cash distributions to shareholders from any sources of funds available to us, including borrowings, net investment income from operations, capital gains proceeds from the sale of assets, non-capital
gains proceeds from the sale of assets, dividends or other distributions paid to us on account of preferred and common equity investments in portfolio companies and fee and expense reimbursement waivers from the Adviser and its affiliates, if any. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this registration statement. In addition, the inability to satisfy the asset coverage test applicable to us as a registered closed-end
fund may limit our ability to pay distributions. We cannot assure you that we will continue to pay distributions to our shareholders in the future. In the event that we encounter delays in locating suitable investment opportunities, we may pay all or a substantial portion of our distributions from borrowings or sources other than cash flow from operations in anticipation of future cash flow, which may constitute a return of your capital. A return of capital is a return of your investment, rather than a return of earnings or gains derived from our investment activities.
Broker or Dealer or Custodian Insolvency.
The Fund’s assets may be held in one or more accounts maintained for the Fund by its prime brokers or at other brokers or with one or more custodians, which may be located in various jurisdictions. Such prime brokers, local brokers and custodians, as brokerage firms, custodians or commercial banks, may be subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a prime broker or custodian or any of their respective sub-custodians,
agents or affiliates, or a local broker, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Investors should assume that the insolvency of any of the prime brokers or such other service providers would result in a loss to the Fund, which could be material.
Developments in the Structured Credit Markets and Their Broader Impact.
Declines in the market value of ABS and MBS, especially those backed by subprime mortgages, were associated with significant market events resulting in the global financial crisis of 2007–2009 and the subsequent regulatory and market responses to the financial crisis. Increasing credit and valuation problems in the subprime mortgage market generated extreme volatility and illiquidity in the markets for portfolio companies directly or indirectly exposed to subprime mortgage loans. This volatility and illiquidity extended to the global credit and equity markets generally, and, in particular, to the high-yield bond and loan markets, exacerbated by, among other things, uncertainty regarding the extent of problems in the mortgage industry and the degree of exposure of financial institutions and others, decreased risk tolerance by investors and significantly tightened availability of credit. Except for agency RMBS, and despite modest increases in non-agency
RMBS issuance, the market for RMBS has not significantly recovered (relative to the pre-financial
crisis market) from these conditions and it is difficult to predict if or when the non-agency
RMBS market will

recover from such conditions. If the structured credit markets continue to face uncertainty or to deteriorate, then the Fund may not be presented with sufficient investment opportunities in ABS and MBS, which may prevent the Fund from successfully executing investment strategies in such investments. Moreover, further uncertainty or deterioration in the structured credit markets could result in further declines in the market values of or increased uncertainty with respect to such investments made or considered by the Fund, which could require the Fund to dispose of such investments at a loss while such adverse market conditions prevail.
Legal and Regulatory Risks
SEC Investigations.
There can be no assurance that the Fund, the
Sub-Adviser
or any of their affiliates will avoid regulatory examination and possibly enforcement actions in the future.
On August 23, 2016, without admitting or denying any wrongdoing, certain affiliates of Apollo consented to the entry of an order to cease and desist from committing or causing any violations and future violations of Sections 206(2) and 206(4) of the Advisers Act and Rules
206(4)-7
and
206(4)-8
thereunder. According to the SEC order, (1) such affiliates did not, among other things, provide sufficient pre-commitment
disclosure regarding the possibility of accelerating otherwise authorized fees upon termination of monitoring agreements with their portfolio investments, (2) certain affiliates of Apollo did not adequately disclose that interest from a loan from a private equity fund to its general partner would be allocated to the general partner, (3) such affiliates of Apollo did not adequately supervise a former senior partner’s expense reimbursement practices and (4) such affiliates of Apollo failed to adopt and implement policies and procedures reasonably designed to prevent violations of the Advisers Act and its rules. As part of the settlement, such affiliates of Apollo agreed to pay $37,527,000 of disgorgement and $2,727,552 of prejudgment interest to shareholders of Apollo-managed funds and a civil monetary penalty of $12,500,000 to the SEC.
There is also a risk that regulatory agencies in the United States and beyond will continue to adopt new laws or regulations (including tax laws or regulations), change existing laws or regulations, or enhance the interpretation or enforcement of existing laws and regulations.
Compliance Failures.
Apollo and certain of its affiliates, including the
Sub-Adviser,
are regulated entities, and any compliance failures or other inappropriate behavior by them may have a material and/or adverse effect on the Fund. The provision of investment management services is regulated in most relevant jurisdictions, and the
Sub-Adviser
(and Apollo generally) must maintain its regulatory authorizations to continue to be involved both in the management of the Fund’s investments and to continue Apollo’s businesses generally. The
Sub-Adviser’s
ability to source and execute investment transactions for the Fund, and investor sentiment with respect to the Fund, may be adversely affected by negative publicity arising from any regulatory compliance failures or other inappropriate behavior by any Apollo affiliate or its investment professionals.
Legal, Tax and Regulatory Risks.
Legal, tax and regulatory changes could occur during the Fund’s term that may adversely affect the Fund or its portfolio companies. There has been, and it is possible that there will be, further involvement of governmental and regulatory authorities in financial markets around the world. For example, the Fund expects to make investments in a number of different industries, some of which are or may become subject to regulation by one or more governmental agencies or authorities. New and existing regulations, changing regulatory requirements and the burdens of regulatory compliance all may have an adverse effect on the performance of investments that operate in these industries.
The
Sub-Adviser
cannot predict whether new legislation or regulation (including new tax measures) will be enacted by legislative bodies or governmental agencies, nor can either of them predict what effect such legislation or regulation might have. There can be no assurance that new legislation or regulation, including changes to existing laws and regulations, will not have an adverse effect on the Fund’s investment performance.
Changes in Tax Law.
The Biden administration may propose significant changes to the U.S. federal tax laws, some or all of which may be enacted. The passage of such legislation, as well as changes or modifications in existing judicial decisions or in the current positions of the IRS, could substantially modify the tax treatment described in this prospectus, possibly on a retroactive basis. The Fund cannot predict whether the U.S. Congress or any other legislative body will enact new tax legislation or whether the IRS or any other Tax Authority will issue new regulations or other guidance, nor can it predict what effect such legislation or regulations might have. There can be no assurance that new legislation or regulations, including changes to existing laws and regulations, will not have an adverse effect on the Fund’s investment performance.
Confidential Information.
As a holder of loans, the Fund may be entitled to receive material, non-public
information regarding borrowers which may limit the ability of Apollo’s funds and accounts, under applicable securities laws, to trade in the public securities of such borrowers, including the borrowers’ high-yield bonds. The Fund anticipates that, to avoid such restriction, it may elect not to receive such non-public
information. In situations where the Fund decides to receive such information, it may seek to discontinue receiving
non-public
information concerning the borrower under a loan when it is disclosed by such borrower that the borrower will issue high-yield bonds in the near future. As a result, the Fund, at times, may receive less information regarding such a borrower than is available to the other investors in such borrower’s loan, which may result in the Fund’s taking actions or refusing to take actions in a manner different than had it received such non-public
information.
Pay-to-Play
Laws, Regulations and Policies.
A number of U.S. states and municipal pension plans have adopted so-called
“pay-to-play”
laws, regulations or policies which prohibit, restrict or require disclosure of payments to (and/or certain contacts with) state officials by individuals and entities seeking to do business with state entities, including those seeking investments by public retirement funds. The SEC has adopted rules that, among other things, prohibit an investment adviser from providing advisory services for compensation to a government client for two years after the adviser or certain of its executives, employees or agents makes a contribution to certain elected officials or candidates. If the
Sub-Adviser,
any of its employees or affiliates or any service provider acting on their behalf fails to comply with such laws, regulations or policies, such non-compliance
could have an adverse effect on the Fund and Apollo generally, and may require the applicable shareholder to withdraw from the Fund.
Tax Audit Considerations.
The Fund may take positions with respect to certain tax issues that depend on legal and other interpretative conclusions. Should any such positions be successfully challenged by the IRS, a shareholder might be found to have a different tax liability for that year than that reported on its federal income tax return. In addition, an audit of the Fund may result in an audit of the returns of some or all of the shareholders, which examination could result in adjustments to the tax consequences initially reported by the Fund and affect items not related to a shareholder’s investment in the Fund. If such adjustments result in an increase in a shareholder’s federal income tax liability for any year, such shareholder may also be liable for interest and penalties with respect to the amount of underpayment. The legal and accounting costs incurred in connection with any audit of the Fund’s tax return will be borne by the Fund. The cost of any audit of a shareholder’s tax return will be borne solely by the shareholder.
Taxation in Foreign Jurisdictions.
The Fund and/or the shareholders could become subject to additional or unforeseen taxation in jurisdictions in which the Fund operates and invests. Changes to taxation treaties (or their interpretation) between the United States and the countries in which the Fund invests may adversely affect the Fund’s ability to efficiently realize income or capital gains. Interest payments on the Fund’s investments in certain jurisdictions and certain other items of income may be subject to withholding taxes and in some cases such withholding taxes may be greater than if such Fund investments were held directly by the shareholders. There can be no assurance that U.S. tax credits may be claimed with respect to such
non-U.S.
taxes incurred. Although the Fund may, where possible, make its investments in a way which minimizes or eliminates withholding taxes, where relevant, there can be no guarantee that such strategies will be successful.
Permanent Establishment Risks.
The Fund intends to conduct its operations in a manner that will not cause it to have a “permanent establishment” in any country outside the United States , as such term is defined in the relevant income tax treaty. There can be no assurance that a particular country will not assert that the Fund has a permanent establishment in such country, and if such assertion were upheld, it can potentially result in adverse tax consequences to the Fund.
Other Regulatory Considerations.
The Fund and/or the
Sub-Adviser
also may be subject to regulation in jurisdictions in which the Fund and the
Sub-Adviser
engage in business. Because the Fund’s business is dynamic and is expected to change over time, the Fund may be subject to new or additional regulatory constraints in the future.
This Prospectus cannot address or anticipate every possible current or future regulation that may affect the
Sub-Adviser,
the Fund or their businesses. Such regulations may have a significant impact on shareholders or the operations of the Fund, including restricting the types of investments the Fund may make, preventing the Fund from exercising its voting rights with regard to certain investments requiring the Fund to disclose the identity of its investors or their beneficial owners, or otherwise. The
Sub-Adviser
may, in its sole discretion, cause the Fund to be subject to such regulations if it believes that an investment or business activity is in the Fund’s interest, even if such regulations may have a detrimental effect on one or more shareholders.
Possible Risk of Conflicts
Potential Conflicts of Interest Risk.
The
Sub-Adviser
will be subject to certain conflicts of interest in its management of the Fund. These conflicts will arise primarily from the involvement of the
Sub-Adviser,
Apollo and their affiliates in other activities that may conflict with those of the Fund. The
Sub-Adviser,
Apollo and their affiliates engage in a broad spectrum of activities. In the ordinary course of their business activities, the
Sub-Adviser,
Apollo and their affiliates may engage in activities where the interests of certain divisions of the
Sub-Adviser,
Apollo and their affiliates or the interests of their clients may conflict with the interests of the Fund or the shareholders of the Fund. Other present and future activities of the
Sub-Adviser,
Apollo and their affiliates may give rise to additional conflicts of interest which may have a negative impact on the Fund.

In addressing these conflicts and regulatory, legal and contractual requirements across its various businesses, Apollo has implemented certain policies and procedures (e.g., information walls) that may reduce the positive synergies that the
Sub-Adviser
may have potentially utilized for purposes of finding attractive investments. Additionally, Apollo may limit a client and/or its portfolio companies from engaging in agreements with or related to companies in which any fund of Apollo has or has considered making an investment or which is otherwise an advisory client of Apollo and/or from time to time restrict or otherwise limit the ability of the Fund to make investments in or otherwise engage in businesses or activities competitive with companies or other clients of Apollo, either as result of contractual restrictions or otherwise. Finally, Apollo has in the past entered, and is likely in the future to enter, into one or more strategic relationships in certain regions or with respect to certain types of investments that, although possibly intended to provide greater opportunities for the Fund, may require the Fund to share such opportunities or otherwise limit the amount of an opportunity the Fund can otherwise take.
As part of its regular business, Apollo provides a broad range of services other than those provided by the
Sub-Adviser,
including investment banking, underwriting, capital markets syndication and advisory (including underwriting), placement, financial advisory, restructuring and advisory, consulting, asset/property management, mortgage servicing, insurance (including title insurance), monitoring, commitment, syndication, origination, servicing, management consulting and other similar operational and finance matters, healthcare consulting/brokerage, group purchasing, organizational, operational, loan servicing, financing, divestment and other services. In addition, Apollo may provide services in the future beyond those currently provided. The Fund will not receive a benefit from the fees or profits derived from such services. In such a case, a client of Apollo would typically require Apollo to act exclusively on its behalf. This request may preclude all of Apollo clients (including the Fund) from participating in related transactions that would otherwise be suitable. Apollo will be under no obligation to decline any such engagements in order to make an investment opportunity available to the Fund. In connection with its other businesses, Apollo will likely come into possession of information that limits its ability to engage in potential transactions. The Fund’s activities are expected to be constrained as a result of the inability of the personnel of Apollo to use such information. For example, employees of Apollo from time to time are prohibited by law or contract from sharing information with members of the
Sub-Adviser’s
investment team that would be relevant to monitoring the Fund’s portfolio and other investment decisions. Additionally, there are expected to be circumstances in which one or more of certain individuals associated with Apollo will be precluded from providing services related to the Fund’s activities because of certain confidential information available to those individuals or to other parts of Apollo (e.g., trading may be restricted). Apollo has long term relationships with a significant number of corporations and their senior management. In determining whether to invest in a particular transaction on behalf of the Fund, the
Sub-Adviser
will consider those relationships, and may decline to participate in a transaction as a result of such relationships. The Fund may also co invest with clients of Apollo in particular investment opportunities, and the relationship with such clients could influence the decisions made by the
Sub-Adviser
with respect to such investments. The Fund may be forced to sell or hold existing investments as a result of various relationships that Apollo may have or transactions or investments Apollo and its affiliates may make or have made. The inability to transact in any security, derivative or loan held by the Fund could result in significant losses to the Fund.
Limitations on Transactions with Affiliates Risk.
The 1940 Act limits our ability to enter into certain transactions with certain of our affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security directly from or to any portfolio company of or private equity fund managed by Apollo or any of their respective affiliates. However, the Fund may under certain circumstances purchase any such portfolio company’s loans or securities in the secondary market, which could create a conflict for the
Sub-Adviser
between the interests of the Fund and the portfolio company, in that the ability of the
Sub-Adviser
to recommend actions in the best interest of the Fund might be impaired. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to us.
Dependence on Key Personnel Risk.
The
Sub-Adviser
is dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the
Sub-Adviser
were to lose the services of these individuals, its ability to service the Fund could be adversely affected. As with any managed fund, the
Sub-Adviser
may not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio and the Fund’s performance may lag behind that of similar funds. The
Sub-Adviser
has informed the Fund that the investment professionals associated with the
Sub-Adviser
are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. In addition, individuals not currently associated with the
Sub-Adviser
may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals.
The
Sub-Adviser’s
ability to successfully manage the Fund depends on the
Sub-Adviser’s
employees and advisors. The
Sub-Adviser
will be relying extensively on the experience, relationships and expertise of these persons. There can be no assurance that these persons will remain with the
Sub-Adviser
or will otherwise continue to be able to carry on their current duties throughout the life of the Fund (which is expected to be indefinite) or that the
Sub-Adviser
will be able to attract and retain replacements or additional persons when needed. Additionally, investment professionals and other employees and advisors to the
Sub-Adviser
may not have been involved with the investment decisions and transactions made by the
Sub-Adviser
or any other Apollo Client described herein and may have a limited history working for Apollo. The loss of the services of one or more of these professionals could have an adverse impact on the Fund’s ability to realize its investment objectives. The Fund will also depend on the success of operating executives (including persons or entities employed, engaged or retained by Apollo) in supplementing the Fund’s investment team, among other things, in sourcing investment opportunities, in transaction analysis and due diligence, and with asset management, managerial and operational skills as appropriate for the assets in question. Certain industry executives, advisors, consultants and operating executives may be exclusive to Apollo or the Fund and could be employees of Apollo, but may not have the same compensation incentives as the Fund’s investment team due to, among other things, factors that distinguish these engagements from those of Apollo investment professionals, including the aspects of the transactions in which they are involved or the performance metrics upon which their compensation is based. Furthermore, certain Apollo personnel, in addition to their responsibilities on behalf of the
Sub-Adviser
and the Fund, are and will continue to be involved in the investment activities of other Apollo Clients, in other business activities of Apollo (including Apollo-sponsored SPACs and their acquisition targets) and in personal investment activities. In particular, the managing partners of Apollo have established family offices to provide investment advisory, accounting, administrative and other services to their respective family accounts (including certain charitable accounts) in connection with their personal investment activities unrelated to their investments in Apollo entities, and their respective involvement in such family offices will require the respective resources and attention of each such managing partner who may also have responsibilities to the Fund’s affairs.
The Fund has no employees and no separate facilities and is reliant on the
Sub-Adviser,
which has significant discretion as to the implementation of the Fund’s investment objective and policy. In particular, the Fund’s performance will depend on the success of the
Sub-Adviser’s
investment process.
Accordingly, the Fund will depend on the
Sub-Adviser’s
assessment of an appropriate acquisition price for, and
on-going
valuation of, the Fund’s investments. The acquisition price determined by the
Sub-Adviser
in respect of each investment position will be based on the returns that the
Sub-Adviser
expects the investment to generate, based on, among other things, the
Sub-Adviser’s
assessment of the nature of the investment and the relevant collateral, security position, risk profile and historical default rates of the position and supply and demand in the secondary loan market. Each of these factors involves subjective judgments and forward-looking determinations by the
Sub-Adviser.
If the
Sub-Adviser
misprices an investment (for whatever reason), the actual returns on the investment may be less than anticipated at the time of acquisition. Further, in light of the illiquidity of the investment, it may be difficult for the Fund to dispose of the investment at a price similar to the acquisition price.
Competition for Investment Opportunities.
There is currently, and will likely continue to be, competition for investment opportunities by investment vehicles and others with investment objectives and strategies identical or similar to the Fund’s investment objectives and strategies, as well as by business development companies, master limited partnerships, strategic investors, hedge funds and others. Some of these competitors may have more relevant experience, greater financial, technical, marketing and other resources, more personnel, higher risk tolerances, different risk assessments, lower return thresholds, lower cost of capital and access to funding sources unavailable to the Fund and a greater ability to achieve synergistic cost savings in respect of an investment than the Fund, the
Sub-Adviser,
Apollo or any of their respective affiliates. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number of opportunities available to the Fund and adversely affecting the terms, including pricing, upon which portfolio investments can be made. Such competition may be particularly acute with respect to participation by the Fund in auction proceedings. To the extent that the Fund encounters competition for investments, returns to shareholders may decrease.
Based on the foregoing, there can be no assurance that the Fund will be able to identify or consummate investments that satisfy the Fund’s rate of return objectives or realize upon their values, or that the Fund will be able to invest fully its committed capital. The success of the Fund will depend on the
Sub-Adviser’s
ability to identify suitable investments, to negotiate and arrange the closing of appropriate transactions and to arrange the timely disposition of portfolio investments.
Allocation of Investment Opportunities.
Apollo will provide investment management services to other Apollo Clients, and Apollo and/or such Apollo Clients may have one or more investment strategies that overlap or conflict with those of the Fund. The employment by Apollo of conflicting and/or overlapping strategies for other Apollo Clients may adversely affect the prices and availability of the securities and other assets in which the Fund invests. If participation in specific investment opportunities is appropriate for both the Fund and one or more other Apollo Clients (or Apollo itself, such as an Apollo-sponsored SPAC), participation in such opportunities will be allocated pursuant to Apollo’s allocation policies and procedures. There can be no assurance, however, that the application of such policies will result in the allocation of a specific investment opportunity to the Fund or that the Fund will participate in all investment opportunities falling within its investment objective. Such considerations may result in allocations of certain investments among the Fund and other Apollo Clients on other than a pari passu basis and, in some cases, to a newly-formed Apollo Client established for a particular investment. In the past, the application of such policies has resulted in the allocation by Apollo of certain investment opportunities relating to the alternative investment management business to (i) Apollo rather than to Apollo Clients and (ii) a newly-formed Apollo Client created for a particular investment opportunity or otherwise, and Apollo expects to allocate certain opportunities in a similar manner in the future. It is possible that the allocation of such opportunities to Apollo rather than to Apollo Clients, such as the Fund, may occur as a result of, in connection with, or ancillary to, the allocation of investment opportunities to such Apollo Clients (e.g., where Apollo has been afforded an opportunity to acquire an alternative investment management business as a result of an investment made or proposed to be made by the Fund). It is possible that the allocation of such opportunities to Apollo rather than to Apollo Clients, such as the Fund, may occur as a result of, in connection with, or ancillary to, the allocation of investment opportunities to such Apollo Clients (e.g., where Apollo has been afforded an opportunity to acquire an alternative investment management business as a result of an investment made or proposed to be made by the Fund).

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on April 5, 2016. The Fund’s Declaration of Trust provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest. The Trustees have authorized an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders.
The Fund currently offers six different classes of shares: Class A, Class C, Class I, Class F, Class L, and Class M shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each share class may be different. The fees and expenses for the Class M shares of the Fund are set forth in “Summary of Fund Expenses”. Further, the quarterly distributions paid to shareholders, if any, will vary for each share class based on different expenses for such classes. Certain share class details are set forth in “Plan of Distribution”.
The following table shows the amounts of Fund shares that have been authorized and are outstanding as of July 31, 2023:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Shown Under (3)
Class A Shares	Unlimited	None	3,481,066
Class C Shares	Unlimited	None	4,121,988
Class I Shares	Unlimited	None	23,322,679
Class F Shares	Unlimited	None	689,098
Class L Shares	Unlimited	None	658,970
Class M Shares	Unlimited	None	4,431
Shares
The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. Each share of the Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the same class of the Fund. See “Dividend Reinvestment Plan.” The 1940 Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive
rights associated with the shares. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.
The Fund generally will not issue share certificates. However, upon written request to the Transfer Agent, a share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Transfer Agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. SS&C will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.
Other Classes of Shares
. The Fund offers Class A, Class C, Class I, Class L and Class F shares through separate prospectuses. Class A, Class C and Class L shares are subject to lower investment minimums, but are subject to sales charges, shareholder servicing fees, and distribution fees (Class C and Class L shares only). Class L shares are offered only through certain platforms. Class I shares are subject to higher investment minimums, but are not subject to sales charges, distribution or shareholder servicing fees. Class F shares are no longer offered except for reinvestment of dividends.

Outstanding Securities [Table Text Block]
The following table shows the amounts of Fund shares that have been authorized and are outstanding as of July 31, 2023:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Excluding Amount Shown Under (3)
Class A Shares	Unlimited	None	3,481,066
Class C Shares	Unlimited	None	4,121,988
Class I Shares	Unlimited	None	23,322,679
Class F Shares	Unlimited	None	689,098
Class L Shares	Unlimited	None	658,970
Class M Shares	Unlimited	None	4,431
Other Classes of Shares
. The Fund offers Class A, Class C, Class I, Class L and Class F shares through separate prospectuses. Class A, Class C and Class L shares are subject to lower investment minimums, but are subject to sales charges, shareholder servicing fees, and distribution fees (Class C and Class L shares only). Class L shares are offered only through certain platforms. Class I shares are subject to higher investment minimums, but are not subject to sales charges, distribution or shareholder servicing fees. Class F shares are no longer offered except for reinvestment of dividends.

Class M [Member] | Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to shares
Class M [Member] | Risks Related to an Investment in the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to an Investment in the Fund
Investment and Market Risk.
An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s Common Shares represents an indirect investment in the Fund’s portfolio of debt instruments, other securities, and derivative investments, and the value of these investments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Fund’s Common Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.
All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved. The Fund may utilize investment techniques, such as leverage and swaps, which can in certain circumstances increase the adverse impact to which the Fund’s investment portfolio may be subject.
Repurchase Offers Risks.
The Fund is an interval fund and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash, cash from the sale of Common Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by (i) holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and (ii) holding back (i.e., not investing) cash from the sale of Common Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect holders of Common Shares who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.
If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Common Shares as of the date the repurchase offer ends (the “Repurchase Request Deadline”). In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will generally be a taxable event to common shareholders.
General Market Conditions Risk.
Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of the global credit markets, periods of reduced liquidity, greater volatility, general volatility of credit spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global credit market conditions have episodically adversely affected the market values of equity, fixed-income and other securities and this volatility may continue and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain, but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.
The Fund may invest in securities of publicly traded companies. Securities markets in certain countries in which the Fund may invest are fragmented, smaller, less liquid and more volatile than the securities markets of the United States and certain other developed countries. Securities markets in the countries in which the Fund may invest have, in the past, experienced substantial price volatility that could have an adverse impact on the value of the Fund’s investments that consist of securities. Periods of economic and political uncertainty may result in further volatility in the value of such investments. As a result, there may be greater volatility than the volatility that could be expected by investors in comparable securities traded in U.S. securities markets. There can be no assurance that the Fund’s investments will not be sold at prices below their acquisition costs.
Major public health issues, such as
COVID-19,
have at times, and may in the future impact the Fund. The
COVID-19
pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the
COVID-19
pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments.
COVID-19,
or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.
In early 2022, Russia commenced a military invasion of Ukraine. In response, countries worldwide, including the United States, have imposed sanctions against Russia on certain businesses and individuals, including, but not limited to, those in the banking, import and export sectors. This invasion has led to, and for an unknown period of time, may continue to lead to, disruptions in local, regional, national, and global markets and economies. The invasion of Ukraine has caused, and may continue to cause, political, social, and economic disruptions and uncertainties as well as material increases in certain commodity prices that may affect the Fund’s business operations or the business operations of portfolio companies.
Furthermore, a counterparty’s ability to meet or willingness to honor its financial obligations, including its ability to extend credit or otherwise to transact with the Fund or a portfolio company or issuer to which the Fund makes a loan or in which the Fund invests directly may be negatively impacted. Current conditions may affect how counterparties interpret their obligations (and the Fund’s obligations) pursuant to counterparty arrangements such that the applicability, or lack thereof, of force majeure or similar provisions could also come into question and ultimately could work to the detriment of the Fund. These circumstances also may hinder the
Sub-Adviser’s,
the Fund’s and/or a portfolio companies’ ability to conduct their affairs and activities as they normally would, including by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing their ability to make accurate and timely projections of financial performance.
While the
Sub-Adviser
expects that the current environment will yield attractive investment opportunities for the Fund, the investments made by the Fund are expected to be sensitive to the performance of the overall economy. General fluctuations in the market prices of securities and interest rates may affect the value of portfolio investments or increase the risks associated with an investment in the Fund. There can be no assurances that conditions in the global financial markets will not change to the detriment of the Fund’s investments and investment strategy. The continuing negative impact on economic fundamentals and consumer and business confidence would likely further increase market volatility and reduce liquidity, both of which could adversely affect the access to capital, ability to utilize leverage or overall performance of the Fund or one or more of its portfolio companies and these or similar events may affect the ability of the Fund to execute its investment strategy.
Portfolio Turnover Risk.
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to common shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See “The Fund’s Investments—Investment Policies—Portfolio Turnover” and “Tax Considerations.”
Anti-Takeover Provisions.
The Fund’s Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end
status. See “Anti-Takeover Provisions in the Declaration of Trust.”
Market Disruptions.
The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships (on which the
Sub-Adviser
bases a number of its trading positions) become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk
strategies performing with unprecedented volatility and risk.
Highly Volatile Markets.
The prices of financial instruments in which the Fund may invest can be highly volatile. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.
Credit Facilities.
In the event we default under a credit facility or other borrowings, our business could be adversely affected as we may be forced to sell a portion of our investments quickly and prematurely at what may be disadvantageous prices to us in order to meet our outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
A credit facility may be backed by all or a portion of our loans and securities on which the lenders will have a security interest. We may pledge up to 100% of our assets and may grant a security interest in all of our assets under the terms of any debt instrument we enter into with lenders. We expect that any security interests we grant will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, we expect that the custodian for our securities serving as collateral for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If we were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of our assets securing such debt, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
In addition, any security interests and/or negative covenants required by a credit facility may limit our ability to create liens on assets to secure additional debt and may make it difficult for us to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if our borrowing base under a credit facility were to decrease, we may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of our assets are secured at the time of such a borrowing base deficiency, we could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on our ability to fund future investments and to make distributions.
In addition, we may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There may also be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on our business and financial condition. This could reduce our liquidity and cash flow and impair our ability to grow our business.
Shareholders May Experience Dilution.
All distributions declared in cash payable to shareholders that are participants in our distribution reinvestment plan will generally be automatically reinvested in our Common Shares. As a result, shareholders that do not participate in our distribution reinvestment plan may experience dilution over time.
Holders of our Common Shares will not have preemptive rights to any shares we issue in the future. Our charter allows us to issue an unlimited number of Common Shares. After you purchase Common Shares in this offering, our Board may elect, without shareholder approval, to: (1) sell additional shares in future offerings; (2) issue Common Shares or interests in any of our subsidiaries in private offerings; (3) issue Common Shares upon the exercise of the options we may grant to our independent directors or future employees; or (4) subject to applicable law, issue Common Shares in payment of an outstanding obligation to pay fees for services rendered to us. To the extent we issue additional Common Shares after your purchase in this offering, your percentage ownership interest in us will be diluted. Because of these and other reasons, our shareholders may experience substantial dilution in their percentage ownership of our Common Shares or their interests in the underlying assets held by our subsidiaries.
Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses.
Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. Our Declaration of Trust provides that our Trustees will not be liable to us or our shareholders for monetary damages for breach of fiduciary duty as a trustee to the fullest extent permitted by Delaware law. Our Declaration of Trust provides for the indemnification of any person to the full extent permitted, and in the manner provided, by Delaware law. In accordance with the 1940 Act, we will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
Pursuant to our Declaration of Trust and subject to certain exceptions described therein, we will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former Trustee or officer of the Fund and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (ii) any individual who, while a Trustee or officer of the Fund and at the request of the Fund, serves or has served as a trustee, officer, partner or trustee of any corporation, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity (each such person, an “Indemnitee”), in each case to the fullest extent permitted by Delaware law. Notwithstanding the foregoing, we will not provide indemnification for any loss, liability or expense arising from or out of an alleged violation of federal or state securities laws by an Indemnitee unless (i) there has been a successful adjudication on the merits of each count involving alleged securities law violations, (ii) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction, or (iii) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee and finds that indemnification of the settlement and the related costs should be made and the court considering the request for indemnification has been advised of the position of the SEC and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.
We will not indemnify an Indemnitee against any liability or loss suffered by such Indemnitee unless (i) the Fund determines in good faith that the course of conduct that caused the loss or liability was in the best interest of the Fund, (ii) the Indemnitee was acting on behalf of or performing services for the Fund, (iii) such liability or loss was not the result of (A) negligence or misconduct, in the case that the party seeking indemnification is a Trustee (other than an independent Trustee), officer, employee, controlling person or agent of the Fund, or (B) gross negligence or willful misconduct, in the case that the party seeking indemnification is an independent Trustee, and (iv) such indemnification or agreement to hold harmless is recoverable only out of assets of the Fund and not from the shareholders.
In addition, the Declaration of Trust permits the Fund to advance reasonable expenses to an Indemnitee, and we will do so in advance of final disposition of a proceeding (a) if the proceeding relates to acts or omissions with respect to the performance of duties or services on behalf of the Fund, (b) the legal proceeding was initiated by a third party who is not a shareholder or, if by a shareholder of the Fund acting in his or her capacity as such, a court of competent jurisdiction approves such advancement and (c) upon the Fund’s receipt of (i) a written affirmation by the trustee or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the Fund and (ii) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the Fund, together with the applicable legal rate of interest thereon, if it is ultimately determined that the standard of conduct was not met.
Operational Risk.
The Fund depends on the
Sub-Adviser
to develop the appropriate systems and procedures to control operational risk. Operational risks arising from mistakes made in the confirmation or settlement of transactions, from transactions not being properly booked, evaluated or accounted for or other similar disruption in the Fund’s operations, can cause the Fund to suffer financial loss, the disruption of its business, liability to clients or third parties, regulatory intervention or reputational damage. The Fund’s business is highly dependent on its ability to process, on a daily basis, a large number of transactions across numerous and diverse markets. Consequently, the Fund relies heavily on its financial, accounting and other data processing systems. The ability of its systems to accommodate an increasing volume of transactions could also constrain the Fund’s abilities to properly manage its portfolios. Shareholders are generally not notified of the occurrence of an error or the resolution of any error. Generally, the
Sub-Adviser
and its affiliates will not be held accountable for such errors, and the Fund may bear losses resulting from such errors.
Minimal Capitalization Risk.
There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. An inability to raise sufficient capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. Further, if the Fund is unable to raise sufficient capital, shareholders may bear higher expenses due to a lack of economies of scale.
Allocation Risk.
The ability of the Fund to achieve its investment objective depends, in part, on the ability of the
Sub-Adviser
to allocate effectively the Fund’s assets among the various asset types in which the Fund invests and, with respect to each such asset class, among debt securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.
Issuer Risk.
The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk.
The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The
Sub-Adviser’s
judgments about the attractiveness, value and potential appreciation of a particular sector and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.
Correlation Risk.
The Fund seeks to produce returns that are less correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.
Distribution Policy Risk.
The Fund’s distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Class M [Member] | Risks Related to the Fund's Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Fund’s Investments
Loans Risk.
Under normal market conditions, the Fund will invest in loans. The loans that the Fund may invest in include loans that are first lien, second lien, third lien or that are unsecured. In addition, the loans the Fund will invest in will usually be rated below investment grade or may also be unrated. Loans are subject to a number of risks described elsewhere in this Prospectus, including credit risk, liquidity risk, below investment grade instruments risk and management risk.
Although certain loans in which the Fund may invest will be secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal. In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. In the event of a decline in the value of the already pledged collateral, if the terms of a loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loans. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the borrower. Those loans that are under-collateralized involve a greater risk of loss.
In general, the secondary trading market for loans is not fully-developed. No active trading market may exist for certain loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell certain loans quickly or at a fair price. To the extent that a secondary market does exist for certain loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of loans.
If legislation of state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default.
If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the
Sub-Adviser,
do not represent fair value. If the Fund attempts to sell a loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the loan may be adversely affected.
The Fund may acquire loans through assignments or participations. The Fund will typically acquire loans through assignment. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.
A participation typically results in a contractual relationship only with the institution selling the participation interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. Certain participation agreements also include the option to convert the participation to a full assignment under agreed upon circumstances. The
Sub-Adviser
has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a loan through a participation.
In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the borrower or the quality of the loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the loan than the Fund expected when initially purchasing the participation.
The Fund also may originate loans or acquire loans by participating in the initial issuance of the loan as part of a syndicate of banks and financial institutions, or receive its interest in a loan directly from the borrower, if the borrower has annual revenues in excess of $2.5 billion at the time of origination or acquisition.
The
Sub-Adviser
has established a counterparty and liquidity
sub-committee
that regularly reviews each broker-dealer counterparty for, among other things, its quality and the quality of its execution. The established procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the counterparty and liquidity sub-committee
of the
Sub-Adviser.
The factors considered by the
sub-committee
when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets.

Investments in Bank Loans and Participations.
The investment portfolio of the Fund may include bank loans and participations. The special risks associated with investing in these obligations include: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) environmental liabilities that may arise with respect to collateral securing the obligations; (iii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality; (iv) limitations on the ability of the Fund or the
Sub-Adviser
to directly enforce any of their respective rights with respect to participations; and (v) generation of income that is subject to U.S. federal income taxation as income effectively connected with a U.S. trade or business. The
Sub-Adviser
will attempt to balance the magnitude of these risks against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund.
Bank loans do not presently have the liquidity of conventional debt securities and are often subject to restrictions on resale. Due to the illiquidity of bank loans, the Fund may not be able to dispose of its investments in bank loans in a timely fashion and at a fair price, which could adversely affect the performance of the Fund. With respect to bank loans acquired as participations by the Fund, because the holder of a participation generally has no contractual relationship with a borrower, the Fund will have to rely upon a third party to pursue appropriate remedies against a borrower in the event of a default. As a result, the Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights directly against a borrower or through the agent.
Furthermore, a borrower of a bank loan, in some cases, may prepay the bank loan. Prepayments could adversely affect the Fund’s interest income to the extent that the Fund is unable to reinvest promptly payments in bank loans or otherwise or if such prepayments were made during a period of declining interest rates.
Senior Loans Risk.
Senior secured loans are usually rated below investment-grade or may also be unrated. As a result, the risks associated with senior secured loans are similar to the risks of below investment-grade fixed income instruments, although senior secured loans are senior and secured in contrast to other below investment-grade fixed income instruments, which are often subordinated or unsecured. Investment in senior secured loans rated below investment-grade is considered speculative because of the credit risk of their issuers. There may be less readily available and reliable information about most senior secured loans than is the case for many other types of securities. As a result, the
Sub-Adviser
will rely primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. Therefore, the Fund will be particularly dependent on the analytical abilities of the
Sub-Adviser.
In general, the secondary trading market for senior secured loans is not well developed. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell senior secured loans quickly or at a fair price. To the extent that a secondary market does exist for certain senior secured loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Subordinated Loans or Securities.
Certain of the Fund’s investments may consist of loans or securities, or interests in pools of securities that are subordinated or may be subordinated in right of payment and ranked junior to other securities issued by, or loans made to obligors. If an obligor experiences financial difficulty, holders of its more senior securities will be entitled to payments in priority to the Fund. Some of the Fund’s asset-backed investments may also have structural features that divert payments of interest and/or principal to more senior classes of loans or securities backed by the same assets when loss rates or delinquency exceeds certain levels. This may interrupt the income the Fund receives from its investments, which may lead to the Fund having less income to distribute to investors.
In addition, many of the obligors are highly leveraged and many of the Fund’s investments will be in securities which are unrated or rated below investment-grade. Such investments are subject to additional risks, including an increased risk of default during periods of economic downturn, the possibility that the obligor may not be able to meet its debt payments and limited secondary market support, among other risks.
Loans to Private Companies.
Loans to private and middle-market companies involves risks that may not exist in the case of large, more established and/or publicly traded companies, including, without limitation:

•
these companies may have limited financial resources and limited access to additional financing, which may increase the risk of their defaulting on their obligations, leaving creditors, such as the Fund, dependent on any guarantees or collateral that they may have obtained;

•
these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which render such companies more vulnerable to competition and market conditions, as well as general economic downturns;

•	there will not be as much information publicly available about these companies as would be available for public companies and such information may not be of the same quality;

•
these companies are more likely to depend on the management talents and efforts of a small group of persons; as a result, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on these companies’ ability to meet their obligations;

•
these companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance their expansion or maintain their competitive position; and

•	these companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Below Investment Grade, or High-Yield, Instruments Risk.
The Fund anticipates that it may invest substantially all of its assets in instruments that are rated below investment grade. Below investment grade instruments are commonly referred to as “junk” or high-yield instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns, which could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.
Lower grade instruments, though higher yielding, are characterized by higher risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated instruments. The retail secondary market for lower grade instruments may be less liquid than that for higher rated instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s net asset value. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in Common Shares of the Fund, both in the short-term and the long-term.
Valuation Risk.
Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for most of the Fund’s investments to trade. The Fund’s investments generally trade on an
“over-the-counter”
market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.
Liquidity Risk.
To the extent consistent with the applicable liquidity requirements for interval funds under
Rule 23c-3
of the 1940 Act, the Fund may invest in securities that, at the time of investment, are illiquid (determined using the SEC’s standard applicable to registered investment companies, i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). However, securities that cannot be disposed of within seven days due solely to applicable laws or the
Sub-Adviser’s
compliance policies and procedures will not be subject to the limitations set forth above. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The
Sub-Adviser’s
judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.

Some loans and other instruments are not readily marketable and may be subject to restrictions on resale. Loans and other instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the loans and other instruments in which the Fund will invest. Where a secondary market exists, the market for some loans and other instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund has no limitation on the amount of its assets which may be invested in instruments that are not readily marketable or are subject to restrictions on resale.
Failure of Financial Institutions and Sustained Financial Market Illiquidity.
The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which we and/or our portfolio companies have a commercial relationship could adversely affect, among other things, our and/or our portfolio companies’ ability to pursue key strategic initiatives, including by affecting our ability to borrow from financial institutions on favorable terms. Our direct origination platform generally focuses on mature companies backed by well-funded large sponsors (e.g., private equity firms), typically with significant equity capital invested. In the event a portfolio company, or potential portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, such portfolio company may experience delays or other issues in meeting certain obligations or consummating transactions.
Additionally, if a portfolio company’s sponsor has a commercial relationship with a bank that has failed or is otherwise distressed, the portfolio company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such bank failure(s) could affect, in certain circumstances, the ability of both affiliated and unaffiliated co-lenders,
including syndicate banks or other fund vehicles, to undertake and/or execute co-investment
transactions with us, which in turn may result in fewer
co-investment
opportunities being made available to us or impact our ability to provide additional follow-on
support to portfolio companies. Our and our portfolio companies’ ability to spread banking relationships among multiple institutions may be limited by certain contractual arrangements, including liens placed on their respective assets as a result of a bank agreeing to provide financing.
Temporary Defensive Strategies.
From time to time, the Fund may temporarily depart from its principal investment strategies as a defensive measure when the
Sub-Adviser
anticipates unusual market or other conditions. When a temporary defensive posture is believed by the
Sub-Adviser
to be warranted (“temporary defensive periods”), the Fund may without limitation hold cash or invest its Managed Assets in money market instruments and repurchase agreements in respect of those instruments. The money market instruments in which the Fund may invest are obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated
A-1
or higher by S&P or
Prime-1
by Moody’s; and certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, the Fund may also invest to the extent permitted by applicable law in shares of money market mutual funds. Money market mutual funds are investment companies and the investments in those companies by the Fund are in some cases subject to applicable law. To the extent that the Fund invests defensively, it may not achieve its investment objective.
Credit Risk.
Credit risk is the risk that one or more loans in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status. While a senior position in the capital structure of a borrower or issuer may provide some protection with respect to the Fund’s investments in certain loans, losses may still occur because the market value of loans is affected by the creditworthiness of borrowers or issuers and by general economic and specific industry conditions and the Fund’s other investments will often be subordinate to other debt in the issuer’s capital structure. To the extent the Fund invests in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which invests in investment grade securities. The prices of lower grade instruments are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade instruments. Instruments of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default. In addition, the Fund may enter into credit derivatives which may expose it to additional risk in the event that the instruments underlying the derivatives default.
Interest Rate Risk.
The fixed-income instruments that the Fund may invest in are subject to the risk that market values of such securities will decline as interest rates increase. These changes in interest rates have a more pronounced effect on securities with longer durations. Typically, the impact of changes in interest rates on the market value of an instrument will be more pronounced for fixed-rate instruments, such as most corporate bonds, than it will for floating rate instruments. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV. After a period of historically low interest rates, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates. It cannot be predicted with certainty when, or how, these policies will change, but actions by the Federal Reserve and other central bankers may have a significant effect on interest rates and on the U.S. and world economies generally. Market volatility, rising interest rates, uncertainty around interest rates and/or unfavorable economic conditions could adversely affect our business.
Transition from LIBOR Risk.
Although the London Interbank Offered Rate (“LIBOR”) is no longer published as of June 30, 2023, certain securities and financial instruments that the Fund may hold may still include a LIBOR reference rate. The elimination of LIBOR and transition to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect Fund performance and/or NAV. Uncertainty and risk still remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may still lead to increased volatility and illiquidity in markets that have historically been tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting Fund performance. Furthermore, the risks associated with the discontinuation of LIBOR and transition to alternative rates may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The ultimate impact of the discontinuance of LIBOR on the Fund remains uncertain and may result in losses to the Fund.
The Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate (referred to as “SOFR”), which is their preferred alternative rate for U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have already begun publication. Markets are in the process of developing in response to these new rates. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and SOFR, there has been no global consensus as to an alternative rate and the process for amending existing contracts or instruments to transition away from LIBOR remains incomplete.
Structured Products Risk.
The Fund may invest up to 30% of its Managed Assets in structured products, including CLOs, floating rate mortgage-backed securities and credit linked notes. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.
Investments in structured notes involve risks, including credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note. See “Risk Factors—Risks Related to the Fund’s Investments.”
Covenant-Lite Loans Risk.
Covenant-lite loans contain fewer maintenance covenants than other types of loans, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.

CDO Securities.
Collateralized debt obligation securities generally are limited-recourse obligations of the issuer thereof payable solely from the underlying securities of such issuer or proceeds thereof. Consequently, holders of CDO securities must rely solely on distributions on the underlying securities or proceeds thereof for payment in respect thereof. If distributions on the underlying securities are insufficient to make payments on the CDO securities, no other assets will be available for payment of the deficiency and following realization of the underlying assets, the obligations of such issuer to pay such deficiency will be extinguished. Such underlying securities may consist of high-yield debt securities, loans, structured finance securities and other debt instruments, generally rated below investment-grade (or of equivalent credit quality) except for structured finance securities. High-yield debt securities are generally unsecured (and loans may be unsecured) and may be subordinated to certain other obligations of the issuer thereof. The lower rating of high-yield debt securities and below investment-grade loans reflects a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the issuer to make payments of principal or interest. Such investments may be speculative.
Issuers of CDO securities may acquire interests in loans and other debt obligations by way of sale, assignment or participation. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution.
The underlying securities of an issuer of CDO securities may bear interest at a fixed rate while the CDO securities issued by such issuer may bear interest at a floating rate (or the reverse may be true). As a result, there could be a floating/fixed rate or basis mismatch between such CDO securities and underlying securities. In addition, there may be a timing mismatch between the CDO securities and underlying securities that bear interest at a floating rate, as the interest rate on such floating rate underlying securities may adjust more frequently or less frequently, on different dates and based on different indices, than the interest rates on the CDO securities. As a result of such mismatches, an increase or decrease in the level of the floating rate indices could adversely impact the ability of the issuers thereof to make payments on the CDO securities.
There is no established, liquid secondary market for many of the CDO securities that the Fund may purchase, and the lack of such an established, liquid secondary market may have an adverse effect on the market value of such CDO securities and the Fund’s ability to dispose of them. Such illiquidity may adversely affect the price and timing of the Fund’s liquidation of CDO securities, including the liquidation of CDO securities following the occurrence of an event of default under the indenture or in connection with a redemption of the notes.
CLO Risk.
In addition to the general risks associated with debt securities and structured products discussed herein, CLOs carry additional risks, including, but not limited to (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof, (iv) the potential of spread compression in the underlying loans of the CLO, which could reduce credit enhancement in the CLOs and (v) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
CLO junior debt securities that the Fund may acquire are subordinated to more senior tranches of CLO debt. CLO junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same securities. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the liabilities of a CLO at inception exceed its total assets. Though not exclusively, the Fund will typically be in a first loss or subordinated position with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize phantom taxable income from its investments in the subordinated tranches of CLOs.
Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.
The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to senior secured loan defaults, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem any senior notes or to purchase additional senior secured loans, until the ratios again exceed the minimum required levels or any senior notes are repaid in full.
Privacy and Data Security Laws.
Many jurisdictions in which the Fund and its portfolio companies operate have laws and regulations relating to data privacy, cyber security and protection of personal information, including the GDPR in the EU that went into effect in May 2018 and the CCPA that took effect in January 2020 and provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the
Sub-Adviser
fail to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.
Leverage Risk.
Under current market conditions, the Fund generally intends to utilize leverage in an amount up to 33 1/3% of the Fund’s Managed Assets principally through borrowings. In the future, the Fund may elect to utilize leverage in an amount up to 50% of the Fund’s total assets through the issuance of preferred shares. Leverage may result in greater volatility of the net asset value and distributions on the Common Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from borrowings or the issuance of preferred shares, if any, are borne entirely by common shareholders. Common Share income may fall if the interest rate on borrowings or the dividend rate on preferred shares rises, and may fluctuate as the interest rate on borrowings or the dividend rate on preferred shares varies. In addition, the Fund’s use of leverage will result in increased operating costs. Thus, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to common shareholders will be reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to common shareholders than if the Fund were not so leveraged. In addition, the costs associated with the Fund’s incursion and maintenance of leverage could increase over time. There can be no assurance that the Fund’s leveraging strategy will be successful.
Any decline in the net asset value of the Fund will be borne entirely by common shareholders. Therefore, if the market value of the Fund’s portfolio declines, the Fund’s use of leverage will result in a greater decrease in net asset value to common shareholders than if the Fund were not leveraged.
Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral.
Derivatives Risk.
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, credit risk, leveraging risk, counterparty risk, tax risk, and management risk, as well as risks arising from changes in applicable requirements. They also involve the risk of mispricing, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by common shareholders.
The Fund relies on certain exemptions in Rule
18f-4
to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule
18f-4,
“derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule
18f-4(d)(1)(ii),
reverse repurchase agreements and similar financing transactions. The Fund will rely on a separate exemption in Rule
18f-
4(e) when entering into unfunded commitment agreements, which includes any commitment to make a loan to a company, including term loans, delayed draw term loans, and revolvers, or to invest equity in a company. To rely on the unfunded commitment agreements exemption, the Fund must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash the equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. The Fund will rely on the exemption in Rule
18f-4(f)
when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced
commitments, and dollar rolls) and
non-standard
settlement cycle securities, if certain conditions are met.
The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule
18f-4.
To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule
18f-4).
Unless the Fund qualifies as a “limited derivatives user” as defined in Rule
18f-4,
the rule would, among other things, require the Fund to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk
based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.
Counterparty Risk.
The Fund is subject to credit risk with respect to the counterparties to its derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or our hedge counterparty in the case of OTC instruments) purchased by the Fund. Counterparty risk is the risk that the other party in a derivative transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to their derivative transactions will affect the value of those instruments. By entering into derivatives, the Fund assumes the risks that theses counterparties could experience financial or other hardships that could call into question their continued ability to perform their obligations. In the case of a default by the counterparty, the Fund could become subject to adverse market movements while replacement transactions are executed. The ability of the Fund to transact business with any one or number of counterparties, the possible lack of a meaningful and independent evaluation of such counterparties’ financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. Furthermore, concentration of derivatives in any particular counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty.
The
Sub-Adviser
evaluates and monitors the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial or other difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy or other analogous proceedings. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value upon the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying assets. The Fund may obtain only a limited recovery or may obtain no recovery at all in such circumstances.
Certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more categories may be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations (including, but not limited to, financial obligations and legal obligations to segregate margins collected by the clearing house) to the Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter
derivatives may be further complicated by recently enacted U.S. financial reform legislation. See “Derivatives Legislation and Regulatory Risk” below.
Legislation and Regulatory Risk.
The enforceability of agreements governing hedging transactions may depend on compliance with applicable statutory and other regulatory requirements and, depending on the identity of the counterparty, applicable international requirements. New or amended regulations may be imposed by the CFTC, the SEC, the Federal Reserve, the EU or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

In addition, the securities and futures markets are subject to comprehensive statutes and regulations. For instance, the Dodd–Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) could have an adverse effect on the Fund’s ability to use derivative instruments. The Dodd-Frank Act is designed to impose stringent regulation on the over-the-counter
derivatives market in an attempt to increase transparency and accountability and provides for, among other things, new clearing, execution, margin, reporting, recordkeeping, business conduct, documentation, disclosure, position limit, minimum net capital and registration requirements. Although the CFTC has released final rules relating to clearing, execution, reporting, risk management, compliance, position limit, anti-fraud, consumer protection, portfolio reconciliation, documentation, recordkeeping, business conduct, margin requirements and registration requirements under the Dodd-Frank Act, many of the provisions are subject to further final rulemaking and clarifications, and thus the Dodd-Frank Act’s ultimate impact remains unclear.
In addition to U.S. laws and regulations, certain
non-U.S.
regulatory authorities, such as those in the EU, Australia, Japan and Hong Kong, have passed or proposed, or may propose in the future, legislation similar to that imposed by the Dodd-Frank Act. For example, the EU regulations on derivatives will impose position limits on commodity transactions, and the European Market Infrastructure Regulation (“EMIR”) already requires reporting of derivatives and various risk mitigation techniques to be applied to derivatives entered into by parties that are subject to the jurisdiction of EMIR. Certain entities, including private funds, may be required to clear certain derivatives and may become subject to initial and variation margin requirements with respect to their non-cleared
derivatives, under the recently implemented “EMIR Refit” regulations. These EU regulatory changes may impact the Fund and a broad range of counterparties, both outside and within the EU, and are expected to potentially increase the cost of transacting derivatives for the Fund (particularly with banks and other dealers directly subject to such regulations).
Commodities Regulation.
CFTC Rule 4.5 permits investment advisers to registered investment companies to claim an exclusion from the definition of “commodity pool operator” under the CEA with respect to a fund, provided certain requirements are met. In order to permit the Adviser to claim this exclusion with respect to the Fund, the Fund limits its transactions in certain futures, options on futures and swaps deemed “commodity interests” under CFTC rules (excluding transactions entered into for “bona fide hedging purposes,” as defined under CFTC regulations) such that either: (i) the aggregate initial margin and premiums required to establish such futures, options on futures and swaps do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions; or (ii) the aggregate net notional value of such futures, options on futures and swaps does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions. In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets. Accordingly, the Fund is not subject to regulation under the CEA or otherwise regulated by the CFTC. If the Adviser was unable to claim the exclusion with respect to the Fund, the Adviser would become subject to registration and regulation as a commodity pool operator, which would subject the Adviser and the Fund to additional registration and regulatory requirements and increased operating expenses.
Swap Risk.
The Fund may also invest in credit default swaps, total return swaps and interest rate swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs. When buying protection under a swap, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. However, when selling protection under a swap, the risk of loss is often the notional value of the underlying asset, which can result in a loss substantially greater than the amount invested in the swap itself. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity. If the
Sub-Adviser
is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.
In a total return swap, the Fund pays the counterparty a periodic payments based on a fixed or variable interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap. The Fund would typically have to post collateral to cover this potential obligation.
Credit Derivatives Risk.
The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. Credit derivatives are transactions between two parties which are designed to isolate and transfer the credit risk associated with a third party (the “reference entity”). Credit derivative transactions in their most common form consist of credit default swap transactions under which one party (the “credit protection buyer”) agrees to make one or more payments in exchange for the other party’s (the “credit protection seller”) obligation to assume the risk of loss if an agreed-upon “credit event” occurs with respect to the reference entity. Credit events are specified in the contract and are intended to identify the occurrence of a significant deterioration in the creditworthiness of the reference entity (e.g., a default on a material portion of its outstanding obligations or a bankruptcy or, in some cases, a restructuring of its debt).
If the
Sub-Adviser
is incorrect in its forecasts of default risks, liquidity risk, counterparty risk, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the
Sub-Adviser
is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being protected. The Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund sells protection under a credit default swap, it would collect periodic fees from the buyer and would profit if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the Fund would be required to pay an agreed-upon amount to the buyer (which may be the entire notional amount of the swap) if the reference entity defaults on the reference security. Credit default swap agreements involve greater risks than if the Fund invested in the reference obligation directly.
Credit derivatives may be used to create an exposure to the underlying asset or reference entity, to reduce existing exposure or to create a profit through trading differences in their buying and selling prices. The Fund or its issuers may enter into credit derivatives transactions as protection buyer or seller. Where the Fund is a credit protection buyer, the Fund will only receive a payment if a credit event occurs. Where the Fund is a credit protection seller, it will have a contractual relationship only with the credit protection buyer, and not with the reference entity unless a termination (in whole or in part) of the contract prior to such contract’s scheduled maturity date (in the event of a credit event) occurs with respect to any such reference entity, physical settlement applies and the credit protection seller delivers an asset referenced by the credit default swap (a “reference asset”) to the Fund.
Prepayment Risk.
During periods of declining interest rates, borrowers or issuers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade instruments frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (“call protection”). An issuer may redeem a below investment grade instrument if, for example, the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Loans typically do not have call protection. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.
The frequency at which prepayments (including voluntary prepayments by obligors and accelerations due to defaults) occur on debt instruments will be affected by a variety of factors including the prevailing level of interest rates and spreads, as well as economic, demographic, tax, social, legal and other factors. Generally, obligors tend to prepay their fixed-rate obligations when prevailing interest rates fall below the coupon rates on their obligations. Similarly, floating rate issuers and borrowers tend to prepay their obligations when spreads narrow.
In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments. Since many fixed-rate obligations will be premium instruments when interest rates and/or spreads are low, such debt instruments and asset-backed instruments may be adversely affected by changes in prepayments in any interest rate environment.
The adverse effects of prepayments may impact the Fund’s portfolio in two ways. First, particular investments may experience outright losses, as in the case of an interest-only instrument in an environment of faster actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the
Sub-Adviser
may have constructed for these investments, resulting in a loss to the Fund’s overall portfolio. In particular, prepayments (at par) may limit the potential upside of many instruments to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss.
Inflation/Deflation Risk.
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions on the Common Shares can decline.
In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.
Due to global supply chain disruptions, a rise in energy prices, strong consumer demand as economies continue to reopen and other factors, inflation has accelerated in the U.S. and globally. Recent inflationary pressures have increased the costs of labor, energy and raw materials and have adversely affected consumer spending, economic growth and portfolio companies’ operations. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on their loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in a portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future realized or unrealized losses and therefore reduce our net assets resulting from operations.
Additionally, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates in an effort to combat inflation. As such, inflation may continue in the near to medium-term, particularly in the U.S., with the possibility that monetary policy may tighten in response.
Non-U.S.
Instruments Risk.
The Fund may invest in
non-U.S.
Instruments.
Non-U.S.
investments involve certain risks not typically associated with investing in the United States, including risks relating to: (i) currency exchange matters , such as fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which the Fund’s
non-U.S.
investments may be denominated and costs associated with the conversion of investment principal and income from one currency into another; (ii) the imposition or modification of foreign exchange controls; (iii) the unpredictability of international trade patterns; (iv) differences between U.S. and
non-U.S.
markets, including potential price volatility in, and relative illiquidity of, some
non-U.S.
markets; (v) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation across some countries; (vi) certain economic, social and political risks, including restrictions on
non-U.S.
investment and repatriation of capital, the risks of economic, social and political instability (including the risk of war, terrorism, social unrest or conflicts) and the possibility of nationalization, confiscatory taxation or expropriation of assets; (vii) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such
non-U.S.
investments and the possible imposition of withholding taxes or branch taxes on earnings of the Fund from investments in such jurisdictions; (viii) different bankruptcy laws and customs; (ix) high transaction costs and difficulty in enforcing contractual obligations; and (x) less developed corporate laws and limited information regarding, among other things, fiduciary duties and the protection of investors. Generally, there is less readily available and reliable information about
non-U.S.
issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because
non-U.S.
Instruments may trade on days when the Fund’s Common Shares are not priced, the Fund’s NAV may change at times when Common Shares cannot be sold.
Foreign Currency Risk.
Because the Fund may invest its Managed Assets in securities or other instruments denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of instruments held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of instruments denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The
Sub-Adviser
may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. See “Risks—Swap Risk” The Fund may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.
UK Exit from the EU.
The UK formally left the EU on January 31, 2020 (commonly known as “Brexit”), subject to a transition period that ended on December 31, 2020. Following the transition period, the UK and the EU entered into a trade and cooperation agreement to govern the future relationship between the parties, which was provisionally applied as of January 1, 2021 and entered into force on May 1, 2021 following ratification by the EU.
Since Brexit, global financial markets have experienced significant volatility due to the uncertainty around Brexit. There will likely continue to be considerable uncertainty as to the longer-term economic, legal, political and social framework to be put in place between the UK and the EU, in particular as to the arrangements which will apply to its relationships with the EU and with other countries. This process and/or the uncertainty associated with it may adversely affect the return on investments economically tied to the UK (and consequently the Fund). This may be due to, among other things: (i) increased uncertainty and volatility in UK, EU and other financial markets; (ii) fluctuations in asset values; (iii) fluctuations in exchange rates; (iv) increased illiquidity of investments located, listed or traded within the UK, the EU or elsewhere; (v) changes in the willingness or ability of financial and other counterparties to enter into transactions, or the price at which and terms on which they are prepared to transact; and/or (vi) changes in legal and regulatory regimes to which the Fund’s investments are or become subject.
Repurchase Agreements Risk.
Subject to its investment objective and policies, the Fund may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.
Reverse Repurchase Agreements Risk.
The Fund’s use of reverse repurchase agreements involves many of the same risks involved in the Fund’s use of leverage, as the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, the Fund may be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements transactions, the Fund’s NAV will decline, and, in some cases, the Fund may be worse off than if it had not used such instruments.
Cyber-Security Risk and Identity Theft Risks.
Cyber security incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The
Sub-Adviser’s
information and technology systems may be vulnerable to damage or interruption from computer viruses and other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals or service providers, power, communications or other service outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. If unauthorized parties gain access to such information and technology systems, they may be able to steal, publish, delete or modify private and sensitive information. Although the
Sub-Adviser
has implemented various measures to manage risks relating to these types of events, such systems could be inadequate and, if compromised, could become inoperable for extended periods of time, cease to function properly or fail to adequately secure private information. Breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified even with sophisticated prevention and detection systems, potentially resulting in further harm and preventing it from being addressed appropriately. The
Sub-Adviser
and/or the Fund may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the
Sub-Adviser’s,
and/or the Fund’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to shareholders and the intellectual property and trade secrets of the
Sub-Adviser.
Such a failure could harm the
Sub-Adviser’s
and/or the Fund’s reputation, subject any such entity and their respective affiliates to legal claims and adverse publicity and otherwise affect their business and financial performance. Shareholders could also be exposed to losses resulting from unauthorized use of their personal information. Similar types of cybersecurity risks also are present for issuers of securities in which the Fund invests, which could affect their business and financial performance, resulting in material adverse consequences for such issuers and causing the Fund’s investment in such securities to lose value.
The occurrence of an extreme event may result in (and, in the case of
COVID-19,
has resulted in) the closure of offices, the implementation of global or regional work-from-home policies, and/or travel disruptions or restrictions. Any such actions may increase the
Sub-Adviser’s
and its portfolio companies’ and their respective affiliates’ and service providers’ dependency on technology systems such as those described above; result in the rapid deployment of new and potentially less familiar technology or operations systems; or lead to the utilization of existing systems in a significantly increased scope or unanticipated manner. If a significant number of the
Sub-Adviser’s
personnel were to be unavailable in the event of a disaster or other event, the
Sub-Adviser’s
ability to effectively conduct the Fund’s business could be severely compromised. All of the above could increase the risk of cybersecurity or business continuity related losses, all of which could have a material effect on the Fund.
Additional Capital.
The Fund’s portfolio companies may require additional financing to satisfy their working capital requirements, capital expenditure and acquisition and financing strategies. The amount of additional financing needed will depend upon the maturity and objectives of the particular portfolio company. If the funds provided are not sufficient, such portfolio company may have to raise additional capital at a price unfavorable to existing investors, including the Fund. In addition, the Fund may make additional debt and equity investments or exercise warrants, options or convert convertible securities that were acquired in the initial investment in such portfolio company in order to, among other things, preserve the Fund’s proportionate ownership when a subsequent financing is planned, or to protect or enhance the Fund’s investment when such portfolio company’s performance does not meet expectations. The availability of capital is generally a function of capital market conditions that are beyond the control of the Fund or any portfolio company. There can also be no assurance that the portfolio companies will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from the Fund or any other financing source. For instance, the Fund may be called upon to provide follow-on
funding for its investments or have the opportunity to increase its investment in such a portfolio company. There can be no assurance that the Fund will make follow-on
investments or that it will have sufficient funds or the ability to do so. Any decision by the Fund not to make a follow-on
investment or its inability to make such an investment may, in either case, have a substantial negative impact on a portfolio company in need of such an investment or may diminish the Fund’s ability to influence the portfolio company’s future development. The
Sub-Adviser
will, in its sole discretion, determine whether an investment constitutes an additional investment.
Uncertain Exit Strategies.
Due to the illiquid nature of many of the investments which the Fund expects to make, the
Sub-Adviser
is unable to predict with confidence what, if any, exit strategies will ultimately be available for any given core position. Exit strategies which appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized due to economic, legal, political or other factors. The larger the transaction in which the Fund is participating, the more uncertain the Fund’s exit strategy tends to become.
Investment and Trading Risk.
All investments in securities risk the loss of capital. The
Sub-Adviser
believes that the Fund’s investment program and research techniques moderate this risk through a careful selection of securities and other financial instruments. No guarantee or representation is made that the Fund’s program will be successful. The Fund’s investment program may utilize such investment techniques as leverage, margin transactions, short sales, swaps, options on securities and forward contracts, which practices may, in certain circumstances, increase the adverse impact to which the Fund may be subject. The Fund will invest in bonds or other fixed income instruments, including public and private non-investment-grade
bonds, secured loans, second lien debt, convertible securities, options, swaps, collateralized loan obligations and other similar securities. Such instruments may face ongoing uncertainties and exposure to adverse business, financial or economic conditions that could lead to the portfolio company’s inability to meet timely interest and principal payments. The market prices of such instruments are also subject to abrupt and erratic market movements and changes in liquidity and above-average price volatility, and the spread between the bid and asked prices of such instruments may be greater than those prevailing in other securities markets.
Hedging Policies/Risks.
In connection with certain investments, the Fund may employ hedging in support of financing techniques or that is designed to reduce the risks of adverse movements in interest rates, securities prices, commodities prices and currency exchange rates, as well as other risks, and portfolio companies themselves may also utilize hedging techniques. While such transactions may reduce certain risks, such transactions themselves may entail certain other risks, including counterparty default, convergence and other related risks. Thus, while the Fund may benefit from the use of these hedging mechanisms, unanticipated changes in interest rates, securities prices, commodities prices or currency exchange rates or other events related to hedging activities may result in a poorer overall performance for the Fund than if it or its portfolio companies had not entered into such hedging transactions.
Investments in Equity Securities Generally.
The Fund may hold investments in equity securities and equity security-related derivatives. Investments in equity securities of small or medium-sized
market capitalization companies will have more limited marketability than the securities of larger companies. In addition, securities of smaller companies may have greater price volatility. For example, investment in equity securities may arise in connection with the Fund’s debt investment opportunities and may be accompanied by “equity-kickers” or warrants, as well as in the form of equity investments in platform investments, to the extent that any such platform investment is allocated to Apollo Clients (such as the Fund) and not Apollo in accordance with Apollo’s policies and procedures. The Fund may choose to short the equity of an issuer when another technique is not available, most notably a bond or some other derivative. In addition, the Fund may be forced to accept equity in certain circumstances. The value of these financial instruments generally will vary with the performance of the issuer and movements in the equity markets. As a result, the Fund may suffer losses if it invests in equity instruments of issuers whose performance diverges from the
Sub-Adviser’s
expectations or if equity markets generally move in a single direction and the Fund has not hedged against such a general move. The Fund also may be exposed to risks that issuers will not fulfill contractual obligations such as, in the case of private placements, registering restricted securities for public resale. In addition, equity securities fluctuate in value in response to many factors, including the activities and financial condition of individual companies, geographic markets, industry market conditions, interest rates and general economic environments. Holders of equity securities may be wiped out or substantially reduced in value in a bankruptcy proceeding or corporate restructuring.
Portfolio Borrower and Seller Fraud; Breach of Covenant.
The Fund may acquire investments having structural, covenant and other contractual terms providing adequate downside protection, but there can be no assurance that such features and terms will achieve their desired effect and potential investors should regard an investment in the Fund as being speculative and having a high degree of risk. Of paramount concern in acquiring an investment is the possibility of material misrepresentation or omission on the part of the seller, the Portfolio Borrower or other credit support providers, or breach of covenant by any such parties. Such inaccuracy or incompleteness or breach of covenants may adversely affect the valuation of the collateral underlying the loans or the ability of lenders to perfect or effectuate a lien on the collateral securing the loan or the Fund’s ability to otherwise realize on or avoid losses in respect of the investment. The Fund will rely upon the accuracy and completeness of representations made by any such parties to the extent reasonable, but cannot guarantee such accuracy or completeness.
Fund’s Income.
The Fund’s income may at times be variable. For example, there may be times when the Fund holds instruments that are junior to other instruments and as a result of limited cash flow, the Fund receives little or no income. A wide range of factors may adversely affect an obligor’s ability to make repayments, including adverse changes in the financial condition of such obligor or the industries or regions in which it operates; the obligor’s exposure to counterparty risk; systemic risk in the financial system and settlement; changes in law or taxation; changes in governmental regulations or other policies; natural disasters; terrorism; social unrest, civil disturbances; or general economic conditions. Default rates tend to accelerate during economic downturns.
Any defaults will have a negative impact on the value of the Fund’s investments and may reduce the return that the Fund receives from its investments. While some amount of annual defaults is expected to occur in the Fund’s portfolio, defaults in or declines in the value of the Fund’s investments in excess of these expected amounts may result in breaches of covenants under the Fund’s financing arrangements, triggering credit enhancement requirements or accelerated repayment provisions and, if not cured within the relevant grace periods, permitting the finance provider to enforce its security over all the assets of the Fund.
In the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of an obligor, holders of debt instruments ranking senior to the Fund’s investments would typically be entitled to receive payment in full before the Fund receives any distributions in respect of its investments. After repaying the senior creditors, such obligor may not have any remaining assets to repay its obligations to the Fund. In the case of debt ranking equally with the loans or debt securities in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant investee company. Each jurisdiction in which the Fund invests has its own insolvency laws. As a result, investments in similarly situated investee companies in different jurisdictions may well confer different rights in the event of insolvency.
CLNs.
The Fund or its portfolio companies may utilize notes; the performance of which are linked to the credit performance of a reference portfolio of certain loan-related claims on corporate and similar entities that are specified from time to time. CLNs may be speculative, may not be principal protected, and note holders may lose some or all of their initial investments. CLNs may not be rated by any credit agency and are subject not only to note holders’ credit risk exposure, but, also, to the credit risk of the issuer, whose credit ratings and credit spreads may adversely affect the market value of such CLNs.
Asset-Backed Securities Investments.
The Fund’s investment program is expected to include a significant amount of asset-backed securities investments in a range of asset classes that will subject them to further risks, including, among others, credit risk, liquidity risk, interest rate and other market risk, operational risk, structural risk, sponsor risk, monoline wrapper risk and other legal risk. Some, but not all, of these additional asset classes and certain related risks are described below.

The investment characteristics of ABS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. ABS are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of ABS backed by automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related ABS. The risk of investing in ABS is ultimately dependent upon payment of underling loans by the debtor.
In addition, investments in subordinated ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks may be further pronounced in the case of ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities absorb all losses from default before any other class of securities is at risk. There may also be no established, liquid secondary market for many of the ABS the Fund may purchase. The lack of such an established, liquid secondary market may have an adverse effect on the market value of such ABS and the Fund’s ability to sell them. Further, ABS may be subject to certain transfer restrictions that may further restrict liquidity.
Commercial Mortgage-Backed Securities.
The Fund may invest in commercial mortgage-backed securities and other mortgage-backed securities, including subordinated tranches of such securities. The value of CMBS will be influenced by factors affecting the value of the underlying real estate portfolio, and by the terms and payment histories of such CMBS.
Some or all of the CMBS contemplated to be acquired by the Fund may not be rated, or may be rated lower than investment-grade securities, by one or more nationally recognized statistical rating organizations. Lower-rated or unrated CMBS, or
“B-pieces,”
have speculative characteristics and can involve substantial financial risks as a result. The prices of lower credit quality securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic or real estate market conditions or individual issuer concerns. As an investor in subordinated CMBS in particular, the Fund will be first in line among debt holders to bear the risk of loss from delinquencies and defaults experienced on the collateral.
The Fund may acquire subordinated tranches of CMBS issuances. In general, subordinated tranches of CMBS are entitled to receive repayment of principal only after all principal payments have been made on more senior tranches and also have subordinated rights as to receipt of interest distributions. Such subordinated tranches are subject to a greater risk of nonpayment than are senior tranches of CMBS or CMBS backed by third party credit enhancement. In addition, an active secondary market for such subordinated securities is not as well developed as the market for certain other mortgage-backed securities. Accordingly, such subordinated CMBS may have limited marketability and there can be no assurance that a more efficient secondary market will develop.
The value of CMBS and other mortgage-backed securities in which the Fund may invest generally will have an inverse relationship with interest rates. Accordingly, if interest rates rise, the value of such securities will decline. In addition, to the extent that the mortgage loans which underlie specific mortgage-backed securities are pre-payable,
the value of such mortgage securities may be negatively affected by increasing prepayments, which generally occur when interest rates decline.
RMBS.
The Fund may invest certain of its assets in residential mortgage-backed securities and become a holder of RMBS. Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized and the securities issued in such securitization may be guaranteed or credit enhanced. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the area where the related mortgaged property is located, the borrower’s equity in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.
The Securitization Regulation.
The Securitization Regulation seeks to bring together current European Union securitization rules into a single European regulation. The Securitization Regulation has applied in the United Kingdom and other European Economic Area jurisdictions since January 1, 2019. Transitional arrangements exist in relation to certain securitizations in existence prior to the coming into force of the Securitization Regulation. The Securitization Regulation harmonizes detailed due diligence requirements applicable to certain EU institutional investors and restricts them from becoming exposed to the risks of securitization unless certain prescribed types of person associated with the securitization (such as its sponsor) retain, broadly, a 5% net economic interest in the securitization special purpose vehicle. There are uncertainties regarding the scope of the obligations in the Securitization Regulation and the obligations in the technical standards that will be adopted pursuant thereto which will provide details of the requirements under the Securitization Regulation, as further described below. Most of the relevant technical standards have not yet been adopted. The Securitization Regulation could have a significant impact on the shareholders or the operations of the Fund, including restricting the types of investments the Fund may make or otherwise.
Investors should be aware, and in some cases are required to be aware, of the retention, due diligence and transparency requirements in the EU set out in the Securitization Regulation (and of any corresponding implementing rules of their regulator), in addition to any other regulatory requirements that are (or may become) applicable to them and/or with respect to the Fund’s investment in any asset-backed securitization transactions and their investment in the Fund. Each investor should consult with its own legal, accounting, regulatory and other advisors and/or its regulator before committing to invest in the Fund to determine whether, and to what extent, the information set out in this Prospectus and in any investor report provided in relation to this investment is sufficient for the purpose of satisfying such requirements. The cost of complying (or facilitating compliance) with the Securitization Regulation and related risk-retention and other requirements could cause lower than expected returns from affected port-folio investments and will be borne by the Fund as a whole.
Participation Interests.
The Fund may purchase participation interests in debt instruments which do not entitle the holder thereof to direct rights against the obligor. Participations held by the Fund in a seller’s portion of a debt instrument typically result in a contractual relationship only with such seller, not with the obligor. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the seller and only upon receipt by such seller of such payments from the obligor. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the obligor with the terms of the related loan agreement, nor any rights of set-off
against the obligor and the Fund may not directly benefit from the collateral supporting the debt instrument in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the obligor and the seller selling the participation. In the event of the insolvency of such seller, the Fund may be treated as a general creditor of such seller, and may not benefit from any set-off
between such seller and the obligor. When the Fund holds a participation in a debt instrument it may not have the right to vote to waive enforcement of any restrictive covenant breached by an obligor or, if the Fund does not vote as requested by the seller, it may be subject to repurchase of the participation at par. Sellers voting in connection with a potential waiver of a restrictive covenant may have interests different from those of the Fund, and such selling institutions may not consider the interests of the Fund in connection with their votes.
Security Risk.
Certain investments such as trade claims or consumer receivables may not be secured over underlying assets. Investments may be secured by mortgages, charges, pledges, liens or other security interests. Depending on the jurisdiction in which such security interests are created, enforcement of such securities can be a complicated and difficult process. For example, enforcement of security interests in certain jurisdictions can require a court order and a sale of the secured property through public bidding or auction. In addition, some courts may delay, upon the obligor’s application, the enforcement of a security if the obligor can show that it has a valid reason for requesting such delay, such as showing that the default was caused by temporary hardships. For example, some jurisdictions grant courts the power to declare security interest arrangements to be void if they deem the security interest to be excessive.
Short Selling.
The Fund’s investment program may include short selling. Short selling involves selling securities which may or may not be owned by the seller and borrowing the same securities for delivery to the purchaser, with an obligation to return the borrowed securities to the lender at a later date. Short selling allows the seller to profit from declines in market prices to the extent such decline exceeds the transaction costs and the costs of borrowing the securities and may be an important aspect of certain of the investment strategies of the Fund. The extent to which the Fund engages in short sales will depend upon its investment strategy and perception of market direction. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase at the time the Fund desires to close out such short position. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.
Following the financial crisis of 2008, short selling restrictions and disclosure requirements were introduced in a number of jurisdictions. In July 2009, the SEC implemented a rule requiring market participants to close out short sales within three days after the transaction date. In February 2010, the SEC adopted a short sale price test restriction, which limits short selling in a security whose price has decreased by 10% or more in a single day.

In November 2012, the Council of the EU adopted a short selling regulation (EU) No 236/2012 (the “SSR”) imposing certain private and public disclosure obligations on persons with net short positions in EU listed shares (being shares admitted to trading on a regulated market or multilateral-trading facility unless the principal trading venue for such shares is located in a country outside the EU) and EU sovereign debt (being debt instruments issued by, among others, EU institutions, governments of EU member states and certain international institutions established by two or more EU member states), which reach or fall below the specified thresholds. The SSR also contains prohibitions on uncovered short sales of EU listed shares and EU sovereign debt as well as on uncovered positions in credit default swaps referencing EU sovereign debt issuers. EU member states have power under the SSR to impose temporary bans on short selling in certain circumstances.
Options.
The Fund or its portfolio companies may buy or sell (write) both call options and put options (either exchange-traded or over-the-counter
in
principal-to-principal
transactions), and when it writes options it may do so on a “covered” or an “uncovered” basis. The risk of writing a call is theoretically unlimited unless the call option is “covered.” A call option is “covered” when the writer owns the underlying assets in at least the amount of which the call option applies. The Fund’s options transactions may be part of a hedging tactic (i.e., offsetting the risk involved in another securities position) or a form of leverage, in which the Fund has the right to benefit from price movements in a large number of securities with a small commitment of capital. These activities involve risks that can be large, depending on the circumstances. When the Fund buys an option, a decrease (or inadequate increase) in the price of the underlying security in the case of a call, or an increase (or inadequate decrease) in the price of the underlying security in the case of a put, could result in a total loss of the Fund’s investment in the option (including commissions). When the Fund sells (writes) an option, the risk can be substantially greater than when it buys an option. The seller of an uncovered call option bears the risk of an increase in the market price of the underlying security above the exercise price.
Investments in Convertible Securities.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles its holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible
securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.
Investments in Distressed Securities.
A significant portion of the Fund’s investments may also be in obligations or securities that are rated below investment-grade by recognized rating services such as Moody’s and Standard & Poor’s. Securities rated below investment-grade and unrated securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk.
Securities rated below investment-grade and unrated securities are typically subject to adverse changes in general economic conditions, changes in the financial condition of their issuers and price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of securities rated below investment-grade and unrated securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of securities rated below investment-grade and unrated securities, especially in a market characterized by a low volume of trading. In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.
Investments in Distressed Securities and Restructurings; Investments Subject to Bankruptcy Laws.
The Fund may make investments, in restructurings or otherwise, that involve portfolio companies that are experiencing, or are expected to experience,

severe financial difficulties. These financial difficulties may never be overcome and may lead to uncertain outcomes, including causing such portfolio company to become subject to bankruptcy proceedings. There are a number of significant risks inherent in the bankruptcy process. For example, in order to protect net operating losses of an obligor in bankruptcy, a bankruptcy court might take any number of actions, including prohibiting or limiting the transfer of claims held by certain classes of creditors. Such a prohibition could have a material adverse effect on the value of certain investments made by the Fund. For example, the Fund might be prohibited from liquidating investments which are declining in value.
In addition, investments in issuers that are experiencing, or are expected to experience, severe financial difficulties could, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. For example, under certain circumstances, a lender who has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments to the Fund and distributions by the Fund to the shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, a preferential payment or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, investments in restructurings may be adversely affected by statutes related to, among other things, fraudulent conveyances, voidable preferences, lender liability and the bankruptcy court’s discretionary power to disallow, subordinate or disenfranchise particular claims or re-characterize
investments made in the form of debt as equity contributions. The possibility of litigation between the participants in a reorganization is another consideration that makes any evaluation of the outcome of an investment uncertain.
Such investments could also be subject to federal bankruptcy laws and state fraudulent conveyance laws, which may vary from state to state, if the securities relating to such investments were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such securities.
Minority Position and Toehold Investments.
The Fund could also make minority equity or debt investments in companies where the Fund may have limited influence. Such companies may have economic or business interests or goals that are inconsistent with those of the Fund and the Fund may not be in a position to limit or otherwise protect the value of its investment in such companies. The Fund’s control over the investment policies of such companies may also be limited. This could result in the Fund’s investments being frozen in minority positions that incur a substantial loss. If the Fund takes such a minority position in publicly traded securities as a
“toe-hold”
investment, then such publicly traded securities may fluctuate in value over the limited duration of the Fund’s investment in such publicly traded securities, which could potentiality reduce returns to shareholders. While the
Sub-Adviser
may seek to accumulate larger positions, the Fund may accumulate minority positions in the outstanding voting stock, or securities convertible into the voting stock, of potential portfolio companies. While the
Sub-Adviser
will seek to achieve such accumulation through open market purchases, registered tender offers, negotiated transactions or private placements, the Fund may be unable to accumulate a sufficiently large position in a target company to execute its strategy. In such circumstances, the Fund may dispose of its position in the target company within a short time of acquiring it and there can be no assurance that the price at which the Fund can sell such stock will not have declined since the time of acquisition. This may be exacerbated by the fact that stock of the companies that the Fund may target may be thinly traded and that the Fund’s position may nevertheless have been substantial and its disposal may depress the market price for such stock.
Investments in the Energy Industry.
Investments in the energy sector may be subject to a variety of risks, not all of which can be foreseen or quantified. Such risks may include, but are not limited to: (i) the risk that the technology employed in an energy project will not be effective or efficient; (ii) uncertainty about the availability or efficacy of energy sales agreements or fuel supply agreements that may be entered into in connection with a project; (iii) risks that regulations affecting the energy industry will change in a manner detrimental to the industry; (iv) environmental liability risks related to energy properties and projects; (v) risks of equipment failures, fuel interruptions, loss of sale and supply contracts or fuel contracts, decreases or escalations in power contract or fuel contract prices, bankruptcy of key customers or suppliers, tort liability in excess of insurance coverage, inability to obtain desirable amounts of insurance at economic rates, acts of God and other catastrophes; (vi) uncertainty about the extent, quality and availability of oil and gas reserves; (vii) the risk that interest rates may increase, making it difficult or impossible to obtain project financing or impairing the cash flow of leveraged projects; and (viii) the risk of changes in values of companies in the energy sector whose operations are affected by changes in prices and supplies of energy fuels (prices and supplies of energy fuels can fluctuate significantly over a short period of time due to changes in international politics, energy conservation, the success of exploration projects, the tax and other regulatory policies of various governments and the economic growth of countries that are large consumers of energy, as well as other factors). The occurrence of events related to the foregoing may have a material adverse effect on the Fund and its investments.

In addition to the foregoing, certain of the portfolio companies in which the Fund invests may be subject to the risks inherent in acquiring or developing recoverable oil and natural gas reserves, including capital expenditures for the identification and acquisitions of projects, the drilling and completion of wells and the conduct of development and production operations. The presence of unanticipated pressures or irregularities in formations, miscalculations or accidents may cause such activity to be unsuccessful, which may result in losses. Furthermore, successful investment in oil and natural gas properties and other related facilities and properties requires an assessment of (i) recoverable reserves; (ii) future oil and natural gas prices; (iii) operating and capital costs; (iv) potential environmental and other liabilities; and (v) other factors. Such assessments are necessarily inexact and their accuracy inherently uncertain. Also, the revenues generated by certain of the portfolio companies in which the Fund invests may be dependent on the future prices of and the demand for oil and natural gas. Oil and gas investments may have significant shortfalls in projected cash flow if oil and gas prices decline from levels projected at the time the investment is made. Various factors beyond the control of the Fund will affect prices of oil, natural gas and natural gas liquids, including the worldwide supply of oil and natural gas, political instability or armed conflict in oil and natural gas producing regions, the price of foreign imports, the level of consumer demand, the price and availability of alternative fuels, the availability of pipeline capacity and changes in existing government regulation, taxation and price control. Prices for oil and natural gas have fluctuated greatly during the past, and markets for oil, natural gas and natural gas liquids continue to be volatile. Further, to the extent the Fund invests in or receives energy royalty interests, the Fund will generally receive revenues from those royalty interests only upon sales of oil, gas and other hydrocarbon production by the underlying property or upon sale of the royalty interests themselves. There can be no assurance that reserves sufficient to provide the expected royalty income will be discovered or produced.
Volatile oil, natural gas and natural gas liquids prices make it difficult to estimate the value of developed properties for acquisition and divestiture (and collateral purposes) and often cause disruption in the market for oil, natural gas and natural gas liquids developed properties, as buyers and sellers have difficulty agreeing on such value. Price volatility also makes it difficult to budget for and project the return on acquisitions and development and exploitation projects. In addition, estimates of hydrocarbon reserves by qualified engineers are often a key factor in valuing certain oil and gas assets. These estimates are subject to wide variances based on changes in commodity prices and certain technical assumptions. Accordingly, it is possible for such reserve estimates to be significantly revised from time to time, creating significant changes in the value of the Fund’s portfolio investments.
Legal and Regulatory Matters in the Energy Sector.
Power generation and transmission, as well as oil, natural gas and coal storage, handling, processing and transportation, are extensively regulated; statutory and regulatory requirements may include those imposed by energy, zoning, environmental, safety, labor and other regulatory or political authorities. Failure to obtain or a delay in the receipt of relevant governmental permits or approvals, including regulatory approvals, could hinder operation of an investment and result in fines or additional costs. Obtaining permits and approvals or complying with ongoing regulatory requirements may be costly and/or time-consuming to obtain. Moreover, the adoption of new laws or regulations, including those with respect to the emission of greenhouse gasses, or changes in the interpretation of existing laws or regulations or changes in the persons charged with political oversight of such laws or regulations, could have a material adverse effect upon the profitability of the Fund or its portfolio companies and could necessitate the creation of new business models and the restructuring of investments in order to meet regulatory requirements, which may be costly and/or time-consuming.
General Risks of Investments in the Utility and Power Industries.
The Fund may invest in the utility and power sectors. These investments are sensitive to fluctuations in resource availability, energy supply and demand, interest rates, special risks of constructing and operating facilities (including nuclear facilities), lack of control over pricing, merger and acquisition activity, weather conditions (including abnormally mild winter or summer weather and abnormally harsh winter or summer weather), availability and adequacy of pipeline and other transportation facilities, geopolitical conditions in gas or oil producing regions and countries (including the risk of nationalization of the natural gas, oil and related sectors), the ability of members of the Organization of the Petroleum Exporting Countries to agree upon and maintain oil prices and production levels, the price and availability of alternative fuels, international and regional trade contracts, labor contracts, the impact of energy conservation efforts, environmental considerations, public policy initiatives and regulation.
Regulatory Risks of Investments in the Utility and Power Industries.
Utility and power companies are subject to significant regulation in many aspects of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls and the prices they may charge for the products and services. There are a variety of risks relating to actions of various governmental agencies and authorities in such industries. Additionally, stricter laws, regulations or enforcement policies could be enacted or pursued in the future, which would likely increase compliance costs and may adversely affect the financial performance of energy companies which may have implications for the companies that support the energy sectors’ infrastructure-related requirements.

Investment in the Communications Industry.
The Fund’s portfolio companies may include communications companies. Communications companies in the U.S., Europe and other developed and emerging countries undergo continual changes mainly due to evolving levels of governmental regulation or deregulation as well as the rapid development of communication technologies. Competitive pressures within the communications industry are intense, and the securities of communications companies may be subject to significant price volatility. In addition, because the communications industry is subject to rapid and significant changes in technology, the companies in this industry in which the Fund may invest will face competition from technologies being developed or to be developed in the future by others, which may make such companies’ products and services obsolete.
Investing in Media Companies.
The Fund may focus a portion of its investment activities in media companies. These companies are sensitive to, among other things, global economic conditions, fluctuations in advertising expenditures from which media companies derive substantial revenue, seasonal fluctuations, changes in public and consumer tastes and preferences for products, content and services, rapidly changing technologies, theft of intellectual property including lost revenue due to copyright infringement, retention of key talent and management, merger and acquisition activity and regulation and other political considerations, which may cause the Fund to experience substantial volatility. Further, to the extent the Fund invests in or receives media company royalty interests, the Fund will generally receive revenues from those royalty interests only upon the sale of the source of the royalty payments by the underlying owner of such interests or upon sale of the royalty interests themselves. There can be no assurance that the sources of the expected royalty income will perform as anticipated.
Risks Inherent to Real Estate Investing.
The Fund will invest in debt investments related to real estate. Real estate historically has experienced significant fluctuations and cycles in performance that may result in reductions in the value of the Fund’s investments. The ultimate performance and value of such investments of the Fund may subject to the varying degrees of risk generally incident to ownership and operations of the properties to which the Fund will be exposed and which collateralize or support its investments. The ultimate performance and value of the Fund’s investments depend upon, in large part, the Fund’s ability to operate each such investment so that it provides sufficient cash flows necessary to pay the Fund’s equity investment and a return on such investment, or to pay interest and principal due to the Fund or a lender. Revenues and cash flows may be adversely affected by:

•	changes in local real estate market conditions due to changes in national or local economic conditions or changes in local property market characteristics;

•	government regulation including taking or condemnation losses and limitations on rent, such as rent control and rent stabilization;

•	competition from other properties and changes in the supply and demand for competing properties in an area;

•	fluctuations in building occupancy and the financial resources of tenants;

•
changes in interest rates and in the state of the debt and equity capital markets, particularly the availability of debt financing which may render the sale or refinancing of properties difficult or impracticable;

•	the ongoing need for capital improvements, particularly in older buildings;

•	changes in real estate tax rates and other operating expenses;

•
adverse changes in governmental rules and fiscal policies, civil unrest, acts of God, including earthquakes, hurricanes, floods, fires and other natural disasters, acts of war or terrorism, which may decrease the availability of or increase the cost of insurance or result in uninsured losses;

•	adverse changes in zoning laws;

•	the impact of present or future environmental legislation and compliance with environmental laws;

•	the impact of lawsuits which could cause the Fund to incur significant legal expenses and divert management’s time and attention from day-to-day operations of the Fund; and

•	other adverse factors that are beyond the Fund’s control.

•	In the event that any of the Fund’s investments experience any of the foregoing events or occurrences, the value of, and return on, such investments would be negatively impacted.

•	Reliance on Corporate Management and Financial Reporting

•
Many of the strategies implemented by the Fund rely on the financial information made available by the issuers in which the Fund invests. The
Sub-Adviser
has no ability to independently verify the financial information disseminated by the issuer in which the Fund invests and is dependent upon the integrity of both the management of these issuers and the financial reporting process in general.

Broker, Dealer or Custodian Insolvency.
The Fund’s assets may be held in one or more accounts maintained for the Fund by its prime brokers or at other brokers or with one or more custodians, which may be located in various jurisdictions. Such prime brokers, local brokers and custodians, as brokerage firms, custodians or commercial banks, may be subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a prime broker or custodian or any of their respective sub-custodians,
agents or affiliates, or a local broker, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Investors should assume that the insolvency of any of the prime brokers or such other service providers would result in a loss to the Fund, which could be material.
Investments in the Insurance Sector.
The Fund may also invest in esoteric asset classes such as the insurance capital markets, which include insurance-linked securities (whereby the performance and return of the investment depend on the results of the underlying policy or instrument), insurance securitizations, catastrophe bonds, life insurance/life annuity combination bonds, structured settlements, insurance reserve financing, mortality/longevity swaps, life settlements, premium finance loans and other similar asset backed securities or instruments. These are specialized asset classes with unique risks, and prospective shareholders should carefully consider, among other factors, the matters described below, each of which could have an adverse effect on the value of their investments in the Fund. On an opportunistic basis, the Fund may invest in insurance-linked securities, whereby the performance and return of the investment depend on the results of the underlying insurance policy or instrument. An investment by the Fund in the insurance capital markets involves a high degree of risk, including the risk that the entire amount invested may be lost. Such investments would constitute investing in a relatively new and developing asset class where a significant part of the asset class involves relatively illiquid instruments.
ESG Considerations.
Our business faces increasing public scrutiny related to ESG activities. We risk damage to our brand and reputation if we fail to act responsibly in a number of areas, such as environmental stewardship, corporate governance and transparency and considering ESG factors in our investment processes. Adverse incidents with respect to ESG activities could impact the value of our brand, the cost of our operations and relationships with investors, all of which could adversely affect our business and results of operations. Additionally, new regulatory initiatives related to ESG could adversely affect our business.
Laws of Other Jurisdictions Where the Fund is Marketed.
Shares in the Fund may be marketed in various jurisdictions in addition to those more specifically addressed elsewhere in this Prospectus. In order to market shares in the Fund in certain jurisdictions (or to investors who are citizens of or resident in such jurisdictions), the Fund, the
Sub-Adviser,
Apollo and its affiliates will be required to comply with applicable laws and regulations relating to such activities. Compliance may involve, among other things, making notifications to or filings with local regulatory authorities, registering the Fund, the
Sub-Adviser,
Apollo and its affiliates or the shares with local regulatory authorities or complying with operating or investment restrictions and requirements, including with respect to prudential regulation. Compliance with such laws and regulations may limit the ability of the Fund to participate in investment opportunities and may impose onerous or conflicting operating requirements on the Fund, the
Sub-Adviser,
Apollo and its affiliates. The costs, fees and expenses incurred in order to comply with such laws and regulations, including related legal fees and filing or registration fees and expenses, will be borne by the Fund and may be substantial. In addition, if the Fund, the
Sub-Adviser,
Apollo and its affiliates were to fail to comply with such laws and regulations, any or all of them could be subject to fines or other penalties, the cost of which typically would be borne by the Fund.
Eurozone Risks.
The Fund’s investments and its investment performance will most likely be affected by economic and fiscal conditions in Eurozone countries and developments relating to the euro. The deterioration of the Sovereign Debt of several Eurozone countries together with the risk of contagion to other more stable economies exacerbated the global economic crisis. This situation raised a number of uncertainties regarding the stability and overall standing of the European Monetary Union. Economic, political or other factors could still result in changes to the composition of the European Monetary Union. The risk that other Eurozone countries could be subject to higher borrowing costs and face further deterioration in their economies, together with the risk that some countries could withdraw from the Eurozone, could have a negative impact on the Fund’s investment activities. A reintroduction of national currencies in one or more Eurozone countries or, in more extreme circumstances, the possible dissolution of the European Monetary Union cannot be ruled out. The departure or risk of departure from the European Monetary Union by one or more Eurozone countries and/or the abandonment of the euro as a currency could have major negative effects on the Fund. If the European Monetary Union is dissolved entirely, the legal and contractual consequences for holders of euro-denominated obligations would be determined by laws in effect at such time. These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of investors’ shares in the Fund.
Sovereign Debt.
It is anticipated that the Fund may invest in Sovereign Debt. Sovereign Debt may include securities that the
Sub-Adviser
believes are likely to be included in restructurings of the external debt obligations of the issuer in question. The ability of an issuer to make payments on Sovereign Debt, the market value of such debt and the inclusion of Sovereign Debt in future restructurings may be affected by a number of other factors, including such issuer’s: (i) balance of trade and access to international financing; (ii) cost of servicing such obligations, which may be affected by changes in international interest rates; and (iii) level of international currency reserves, which may affect the amount of foreign exchange available for external debt payments. Significant ongoing uncertainties and exposure to adverse conditions may undermine the issuer’s ability to make timely payment of interest and principal, and issuers may default on their Sovereign Debt.
Investments in Emerging Markets.
The Fund will be permitted to make investments in emerging markets such as China, India, Brazil and countries located in emerging Europe. Investing in emerging markets involves risks and special considerations not typically associated with investing in more established economies or markets including among other things: (i) higher dependence on exports and the corresponding importance of international trade; (ii) greater risk of inflation; (iii) inability to exchange local currencies for U.S. dollars; (iv) increased likelihood of governmental involvement in and control over the economy; (v) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (vi) less developed compliance culture; (vii) risks associated with differing cultural expectations and norms regarding business practices; (viii) longer settlement periods for transactions and less reliable clearance and custody arrangements; (ix) less developed, reliable or independent judiciary systems for the enforcement of contracts or claims; (x) greater regulatory uncertainty; (xi) maintenance of the Fund’s investments with
non-U.S.
brokers and securities depositories; and (xii) threats or incidents of corruption or fraud, all of which may adversely affect the return on the Fund and its investments.
Repatriation of investment income, assets and the proceeds of sales by investors foreign to such markets, such as the Fund, may require governmental registration and/or approval in some emerging markets. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by emerging market countries on interest or dividends paid on financial instruments held by the Fund or gains from the disposition of such financial instruments. In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter
markets, brokers, dealers, counterparties and issuers than in other more established markets. In emerging markets, any regulatory supervision that is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements or authorities. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary application or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in
non-U.S.
courts.
Risks Associated With Investments in Securities Indexed to the Value of Foreign Equity Securities.
Investments in securities indexed to the value of foreign equity securities involve risks associated with the securities markets in those countries, including the risk of volatility in those markets, governmental intervention in those markets and cross-shareholdings in companies in certain countries. Foreign companies are subject to accounting, auditing and financial reporting standards and requirements different from those applicable to U.S. reporting companies.
Fraudulent Conveyance Considerations.
Various laws enacted for the protection of creditors may apply to certain investments that are debt obligations, although the existence and applicability of such laws will vary from jurisdiction to jurisdiction. For example, if a court were to find that the borrower did not receive fair consideration or reasonably equivalent value for incurring indebtedness evidenced by an investment and the grant of any security interest or other lien securing such investment, and, after giving effect to such indebtedness, the borrower (i) was insolvent; (ii) was engaged in a business for which the assets remaining in such borrower constituted unreasonably small capital; or (iii) intended to incur or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could invalidate such indebtedness and such security interest or other lien as fraudulent conveyances, subordinate such indebtedness to existing or future creditors of the borrower or recover amounts previously paid by the borrower (including to the Fund) in satisfaction of such indebtedness or proceeds of such security interest or other lien previously applied in satisfaction of such indebtedness. In addition, if an issuer in which the Fund has an investment becomes insolvent, any payment made on such investment may be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before insolvency. In general, if payments on an investment are voidable, whether as fraudulent conveyances or preferences, such payments can be recaptured either from the initial recipient or from subsequent transferees of such payments. To the extent that any such payments are recaptured from the Fund, the resulting loss will be borne by the Fund.
Emerging markets jurisdictions may or may not have remedies such as fraudulent conveyance or preference. The lack of such remedies, however, may also have a material adverse effect on the Fund if issuers in which it is invested are not able to recapture payments that otherwise would have been paid out to creditors such as the Fund if such remedies were available.
Environmental Matters.
Ordinary operation or the occurrence of an accident with respect to a portfolio company could cause major environmental damage, personal injury or property damage, which may result in significant financial distress to such portfolio company, even if covered by insurance. In addition, persons who arrange for the disposal or treatment of hazardous materials may also be liable for the costs of removal or remediation of these materials at the disposal or treatment facility, whether or not that facility is or ever was owned or operated by those persons. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost and other liabilities. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination and may impose joint and several liability (including amongst the Fund, other Apollo Clients and the applicable portfolio company) or liabilities or obligations that purport to extend to (and pierce any corporate veil that would otherwise protect) the ultimate beneficial owners of the owner or operator of the relevant property or operating company that stand to financially benefit from such property’s or company’s operations. The Fund (and its shareholders) may therefore be exposed to substantial risk of loss from environmental claims arising in respect of its investments. Furthermore, changes in environmental laws or regulations or the environmental condition of an investment may create liabilities that did not exist at the time of its acquisition and that could not have been foreseen. Community and environmental groups may protest about the development or operation of portfolio company assets, which may induce government action to the detriment of the Fund. New and more stringent environmental or health and safety laws, regulations and permit requirements, or stricter interpretations of current laws, regulations or requirements, could impose substantial additional costs on a portfolio company, or could otherwise place a portfolio company at a competitive disadvantage compared to other companies, and failure to comply with any such requirements could have an adverse effect on a portfolio company. Even in cases where the Fund is indemnified by the seller with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the seller to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities. If these liabilities were to arise with respect to the Fund or its portfolio companies, the Fund might suffer significant losses and incur significant liabilities and obligations. The having or exercise of control or influence over a portfolio company could expose the assets of the Fund, the
Sub-Adviser
and their respective affiliates to claims by such portfolio company, its security holders and its creditors and regulatory authorities or other bodies. While the
Sub-Adviser
intends to manage the Fund to minimize exposure to these risks, the possibility of successful claims cannot be precluded, nor can there be any assurance as to whether such laws, rules, regulations and court decisions will be expanded or otherwise applied in a manner that is adverse to portfolio companies and the Fund and its shareholders. Moreover, it is possible that, when evaluating a potential investment, the
Sub-Adviser
may choose not to pursue or consummate such investment, if any of the foregoing risks may create liabilities or other obligations for any of the Fund, the
Sub-Adviser
or any of its respective affiliates, partners or employees. See also “—Control Person Liability” above.
Force Majeure and Expropriation Risk.
Portfolio companies may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Natural disasters, epidemics and other acts of God, which are beyond the control of the
Sub-Adviser,
may negatively affect the economy, infrastructure and livelihood of people throughout the world. For example, southeast Asia and many countries in Asia, including China, Japan, Indonesia and Australia have been affected by earthquakes, floods, typhoons, drought, heat waves or forest fires. Disease outbreaks have occurred in Asia in the past (including severe acute respiratory syndrome, or SARS, avian flu, H1N1/09 flu and
COVID-19)
and are occurring globally at present, and any prolonged occurrence of infectious disease, or other adverse public health developments or natural disasters in any country related to the Fund’s investments may have a negative effect on the Fund. Resulting catastrophic losses may either be uninsurable or insurable at such high rates as to make such coverage impracticable. If such a major uninsured loss were to occur with respect to any of the Fund’s investments, the Fund could lose both invested capital and anticipated profits.

The Fund may acquire portfolio companies that are located in areas that are subject to climate change and, as such, there may be significant physical effects of climate change that have the potential to have a material effect on the Fund’s business and operations. Physical impacts of climate change may include: increased storm intensity and severity of weather (e.g., floods or hurricanes); wildfires; sea level rise; and extreme temperatures. For example, many climate models indicate that global warming is likely to result in rising sea levels and increased frequency and severity of weather events, which may lead to higher insurance costs, or a decrease in available coverage, for portfolio companies in areas subject to severe weather. These climate-related effects could damage the portfolio company’s physical infrastructure, especially operations located in low-lying
areas near coasts and river banks, and facilities situated in hurricane-prone and rain-susceptible regions.
Some force majeure events may adversely affect the ability of a party (including a portfolio company or a counterparty to the Fund or a portfolio company) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a portfolio company or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more portfolio companies or its assets, could result in a loss to the Fund, including if its investment in such portfolio company is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.
Due Diligence.
The
Sub-Adviser
will conduct, and will use third parties to conduct, due diligence on prospective investments. In conducting such due diligence, the
Sub-Adviser’s
investment professionals will use publicly available information, as well as information from their relationships with former and current bank lenders, management teams, consultants, competitors and investment bankers. Such level of due diligence may not, however, reveal all matters and issues, material or otherwise, relating to prospective investments.
Possibility of Fraud or Other Misconduct of Employees and Service Providers.
Misconduct by employees of the
Sub-Adviser,
service providers to the Fund and/or their respective affiliates (including affiliated service providers) could cause significant losses to the Fund. Misconduct may include entering into transactions without authorization, the failure to comply with operational and risk procedures, including due diligence procedures, misrepresentations as to investments being considered by the Fund, the improper use or disclosure of confidential or material non-public
information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities and non-compliance
with applicable laws or regulations and the concealing of any of the foregoing. Such activities may result in reputational damage, litigation, business disruption and/or financial losses to the Fund. Apollo has controls and procedures through which it seeks to minimize the risk of such misconduct occurring. However, no assurances can be given that the
Sub-Adviser
will be able to identify or prevent such misconduct.
In addition, instances of fraud and other deceptive practices or devices employed by management or owners of portfolio companies in which the Fund invests may undermine the
Sub-Adviser’s
due diligence efforts with respect to such companies and, if such fraud is discovered, negatively affect the valuation of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility that could negatively impact the Fund’s investments. In the event of fraud by any portfolio company in which the Fund invests, the Fund may suffer a partial or total loss of its capital investment in that company.
Trade Errors.
The
Sub-Adviser
has adopted a policy for the purpose of addressing trade errors that may arise, from time to time, with respect to the securities transactions of the Fund. The
Sub-Adviser,
pursuant to the policy, will seek to identify and correct any trade errors in an expeditious manner. The determination of whether or not a trade error has occurred will be in the discretion of the
Sub-Adviser,
and investors should be aware that, in making such determinations, the
Sub-Adviser
will have a conflict of interest.
Over-the-Counter
Trading.
The Fund’s investment and hedging strategies may involve it or its portfolio companies engaging in forward currency contracts and options, as well as currency and credit default swaps and other derivatives. There is no limitation on daily price movements on these instruments and speculative position limits are not currently applicable. The principals who deal in these markets are not required to continue to make markets and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain contracts or have quoted prices with unusually wide spreads between the prices at which they were prepared to buy and those at which they were prepared to sell. Disruptions can also occur in any market in which the Fund or any of its portfolio companies trades due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such trading to less than that which the
Sub-Adviser
would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in significant losses to the Fund.
Over-Commitment.
In order to facilitate the acquisition of a portfolio company, the Fund may make (or commit to make) an investment that exceeds the desired amount with a view to selling a portion of such investment to co-investors
or other persons prior to or within a reasonable time after the closing of the acquisition. In such event, the Fund will bear the risk that any or all of the excess portion of such investment may not be sold or may only be sold on unattractive terms and that, as a consequence, the Fund may bear the entire portion of any break-up
fee or other fees, costs and expenses related to such investment, including break-up
fees and hold a larger than expected portion of such portfolio company or may realize lower than expected returns from such investment. The
Sub-Adviser
endeavors to address such risks by requiring such investments to be in the best interests of the Fund, regardless of whether any sell-down ultimately occurs. None of the
Sub-Adviser
or any of its affiliates will be deemed to have violated any duty or other obligation to the Fund or any of its investors by engaging in such investment and sell-down activities.
Expedited Transactions.
Investment analyses and decisions by the
Sub-Adviser
will often be undertaken on an expedited basis in order for the Fund to take advantage of investment opportunities. In such cases, the information available to the
Sub-Adviser
at the time of an investment decision may be limited, and the
Sub-Adviser
may not have access to the detailed information necessary for a full evaluation of the investment opportunity. In addition, the
Sub-Adviser
may rely upon independent consultants or advisors in connection with the evaluation of proposed investments. There can be no assurance that these consultants or advisors will accurately evaluate such investments.
Non-Controlling
Investments.
The Fund is expected to hold a
non-controlling
interest in portfolio companies and, therefore, may have a limited ability to protect its position in such portfolio companies. Further, the Fund may have no right to appoint a director and, as a result, may have a limited ability to influence the management of such portfolio companies. In such cases, the Fund will be significantly reliant on the existing management and board of directors of such companies, which may include representation of other investors with whom the Fund is not affiliated and whose interests may conflict with the Fund’s interests. Where practicable and appropriate, it is expected that shareholder rights generally will be sought to protect the Fund’s interests. There can be no assurance, however, that such minority investor rights will be available, or that such rights will provide sufficient protection of the Fund’s interests. In addition, the Fund may hold investments in debt instruments or other investments that do not entitle the Fund to voting rights and, therefore, the Fund may have a limited ability to protect such investments.
Control Person Liability.
The Fund could, as a result of a restructuring or other event with respect to a portfolio company, acquire a controlling interests in a portfolio company. The fact that the Fund or
Sub-Adviser
exercises control or exerts influence (or merely has the ability to exercise control or exert influence) over a company may give rise to risks of liability (including under various theories of parental liability and piercing the corporate veil doctrines) for, among other things, personal injury and/or property or environmental damage claims arising from an accident or other unforeseen event, product defects, employee benefits (including pension and other fringe benefits), failure to supervise management, violation of laws and governmental regulations (including securities laws, anti-trust laws, employment laws, anti-bribery and other anti-corruption laws) and other types of liability for which the limited liability characteristic of business ownership and the Fund itself (and the limited liability structures that may be utilized by the Fund in connection with its ownership of portfolio companies or otherwise) may be ignored or pierced, with the result being that relevant entities could be treated as if such limited liability characteristics or structures did not exist for purposes of the application of such laws, rules, regulations and court decisions.
Contingent Liabilities on Disposition of Investments.
In connection with the disposition of an investment of the Fund, the Fund may be required to make representations and warranties about such investments. The Fund may become involved in disputes or litigation concerning such representations and warranties and may be required to make payments to third parties as a result of such disputes or litigation. If the Fund does not have cash available to conduct such litigation or make such payments, it may be required to borrow funds. Any such payments and borrowings could adversely impact the Fund’s ability to make distributions. In addition, if the Fund is unable to borrow funds to make such payments, it may be forced to sell investments to obtain funds. Such sales may be effected on unsatisfactory terms. The
Sub-Adviser
may also establish reserves or escrow accounts for such contingent liabilities. In that regard, shareholders may be required to return amounts distributed to them to fund the Fund’s indemnity obligations or other Fund obligations arising out of any legal proceeding against the Fund, subject to certain limitations set forth in this registration statement.
Execution Risks and Error.
In order to seek positive returns in global markets, the Fund’s trading and investments could involve multiple portfolio investments, multiple brokers and counterparties and multiple strategies. As a result, the execution of the trading and investment strategies employed by the Fund may require rapid execution of trades, high volume of trades, complex trades, difficult to execute trades, use of negotiated terms with counterparties such as in the use of derivatives and the execution of trades involving less common or novel portfolio investments. In each case, the Fund seeks best execution and has trained execution and operational staff who execute, settle and clear such trades. However, in light of the high volumes, complexity and global diversity involved, some slippage, errors and miscommunications with brokers and counterparties may occur, and could result in losses to the Fund. In such circumstances, the Fund will evaluate the merits of potential claims for damage against brokers and counterparties who are at fault and, to the extent practicable, will seek to recover losses from those parties. In its sole discretion, the
Sub-Adviser
may choose to forego pursuing claims against brokers and counterparties on behalf of the Fund for any reason, including the cost of pursuing claims relative to the likely amount of any recovery and the maintenance of its business relationships with brokers and counterparties. In addition, the
Sub-Adviser’s
own execution and operational staff may be solely or partly responsible for errors in placing, processing, and settling trades that result in losses to the Fund. The
Sub-Adviser
is not liable to the Fund for losses caused by brokers or counterparties or its own negligence or contributory negligence. The
Sub-Adviser
may be liable to the Fund for acts that constitute bad faith, gross negligence, willful misconduct, fraud, willful or reckless disregard for such their duties to the Fund or the shareholders or for damages resulting from intentional violations of securities laws. Interests in the Fund are only available for subscription by investors who understand that they and the Fund are waiving potential claims for damages arising from the operation of the Fund, including damages resulting from the
Sub-Adviser’s
own negligence or contributory negligence, and expect some execution losses to the Fund.
Operating and Financial Risks of Portfolio Companies.
Portfolio companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in their competitive environment, or an economic downturn. As a result, portfolio companies that the Fund may have expected to be stable may operate at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or to maintain their competitive positions, or may otherwise have a weak financial condition or be experiencing financial distress. In some cases, the success of the Fund’s investment strategy and approach will depend, in part, on the ability of the Fund to effect improvements in the operations of a portfolio company and/or recapitalize its balance sheet. To the extent relevant to a portfolio company, the activity of identifying and implementing operating improvements and/or recapitalization programs at portfolio companies entails a high degree of uncertainty. There can be no assurance that the Fund will be able to successfully identify and implement such operating improvements and/or recapitalization programs. In addition, the Fund may cause its portfolio companies to bear certain fees, costs and expenses that the Fund would otherwise bear, including the fees, costs and expenses incurred in developing, investigating, negotiating, structuring or consummating the Fund’s or any other investment in such portfolio companies. For example, the
Sub-Adviser
may cause such portfolio companies to bear the fees, costs and expenses that are incurred in connection and concurrently with the acquisition of such portfolio companies and such other fees, costs and expenses that may otherwise be treated as operating expenses. The payment of such fees, costs and expenses by such portfolio companies may reduce the amount of cash that the portfolio companies have on hand.
Ability to Source and Make Suitable Investments.
The consistency of available and suitable investments for the Fund could be a risk. The lack of availability from time to time of assets for purchase by the Fund may delay the Fund’s ability to achieve its target portfolio size, composition or rate of return in its projected timeframe or to make investments thereafter, both of which circumstances could materially adversely affect the Fund’s investment performance.
Factors that may affect the Fund’s ability to source suitable investments include, among other things, the following: developments in the market for nonperforming loans or other general market events, which may include changes in interest rates or credit spreads or other events which may adversely affect the price of assets, whether individually or collectively; competition for investment opportunities and the inability of the Fund to acquire assets at favorable yields (including if the Fund’s competitors have greater access to financial, technical and marketing resources than the Fund, a lower cost of funds than the Fund, and access to funding sources that are not available to the Fund); the inability of the Fund to reinvest the proceeds from the sale or repayment of any of its assets in suitable target investments on a timely basis, whether at prices that the Fund believes are appropriate or at all; and the inability of the Fund to secure debt financing or refinancing for the Fund’s portfolio companies on a timely basis, whether on a basis that is satisfactory to the Fund or at all.
Illiquidity and Long-Term Nature of Investments.
The market for many of the Fund’s portfolio companies is substantially less liquid than the market for publicly traded securities. In addition, certain portfolio companies may be subject to legal or contractual restrictions or requirements that limit the Fund’s ability to transfer them or sell them for cash. The resulting illiquidity of these investments may make it difficult for the Fund to sell such investments if the need arises. If the Fund needs to sell all or a portion of its portfolio over a short period of time, it may realize value significantly less than the value at which it had previously recorded those investments.

Tax Considerations.
An investment in the Fund involves complex U.S. and
non-U.S.
tax considerations that will differ for each investor depending on the investor’s particular circumstances. The investment decisions of the
Sub-Adviser
will be based primarily upon economic, not tax, considerations, and could result, from time to time, in adverse tax consequences to some or all shareholders. There can be no assurance that the structure of the Fund or of any investment will be tax-efficient
for any particular investor.
Under certain circumstances, investors in the Fund could be required to recognize taxable income in a taxable year for U.S. federal income tax purposes, even if the Fund either distributes no cash in such year or distributes cash in such year that is less than such amount of taxable income (including as a result of the Fund owning securities issued with original issue discount, owning interests in certain partnerships, owning interests in certain
non-U.S.
corporations and entering into certain transactions that are taxed on a mark-to-market
basis). In addition, the Fund may invest in securities of corporations and other entities organized outside the United States. Income from such investments may be subject to
non-U.S.
withholding taxes, which may or may not be reduced or eliminated by an income tax treaty. Furthermore, a shareholder may be subject to state and/or local taxes as a result of the Fund’s operations and activities. State and local laws may differ from U.S. federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. Each prospective investor is urged to consult with its own adviser as to the advisability and tax consequences of an investment in the Fund.
In addition, the Fund will take tax considerations into account in determining when the Fund’s portfolio companies should be sold or otherwise disposed of and may assume certain market risk and incur certain expenses in this regard to achieve favorable tax treatment of a transaction.
Reliance on Portfolio Company Management.
The
day-to-day
operations of a portfolio company will be the responsibility of such company’s management team. Although the
Sub-Adviser
will be responsible for monitoring the performance of portfolio companies and generally seeks to invest in companies operated by capable management, there can be no assurance that an existing management team, or any successor, will be able to successfully operate a portfolio company in accordance with the
Sub-Adviser’s
strategy for such company.
Investments in Less Established Companies.
The Fund may invest a portion of its assets in less established companies or early stage companies. Investments in such early stage companies may involve greater risks than those generally associated with investments in more established companies. For instance, less established companies tend to have smaller capitalizations and fewer resources and, therefore, are often more vulnerable to financial failure . Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In the case of start-up
enterprises, such companies may not have significant or any operating revenues. Early stage companies often experience unexpected issues in the areas of product development, manufacturing, marketing, financing and general management, which, in some cases, cannot be adequately resolved. A major risk also exists that a proposed service or product cannot be developed successfully with the resources available to such an early stage company. There is no assurance that the development efforts of any such early stage company will be successful or, if successful, will be completed within budget or the time period originally estimated. Substantial amounts of financing may be necessary to complete such development and there is no assurance that such funds will be available from any particular source, including institutional private placements or the public markets. The percentage of early stage companies that survive and prosper tends to be small. In addition, less mature companies could be more susceptible to irregular accounting or other fraudulent practices. Furthermore, to the extent there is any public market for the securities held by the Fund, securities of less established companies may be subject to more abrupt and erratic market price movements than those of larger, more established companies.
In addition to investing in less established or early stage companies, the Fund may actively engage in forming new businesses. Unlike investing in an existing company where start-up
risks are generally shared with third parties who also have vested interests in such company (including the company’s founders, existing managers or existing equity holders), in the case where the Fund forms a new business, all such risks are generally borne by the Fund. In addition, newly formed businesses face risks similar to those affecting less established or early stage companies as described above and may experience unexpected operational, developmental or financial issues that cannot be adequately resolved, and there is no assurance that such new business ventures will become successful.
Some of the portfolio investments expected to be made by the Fund should be considered highly speculative and may result in the loss of the Fund’s entire investment therein. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.

Uncertainty of Financial Projections.
The
Sub-Adviser
will generally establish the capital structure of portfolio companies on the basis of financial projections for such portfolio companies. Projections are forward-looking statements and are based upon certain assumptions. Projected operating results will normally be based primarily on management judgments. In all cases, projections are only estimates of future results that are based upon assumptions that the
Sub-Adviser
believes are reasonable at the time that the projections are developed. Projections are subject to a wide range of risks and uncertainties, however, and there can be no assurance that the actual results may not differ materially from those expressed or implied by such projections. Moreover, the inaccuracy of certain assumptions, the failure to satisfy certain financial requirements and the occurrence of other unforeseen events could impair the ability of a portfolio company to realize projected values. General economic conditions, which are not predictable, can also have a material adverse impact on the reliability of such projections.
Financing Arrangements.
To the extent that the Fund enters into financing arrangements, such arrangements may contain provisions that expose it to particular risk of loss. For example, any cross-default provisions could magnify the effect of an individual default. If a cross-default provision were exercised, this could result in a substantial loss for the Fund. Also, the Fund may, in the future, enter into financing arrangements that contain financial covenants that could require it to maintain certain financial ratios. If the Fund were to breach the financial covenants contained in any such financing arrangement, it might be required to repay such debt immediately in whole or in part, together with any attendant costs, and the Fund might be forced to sell some of its assets to fund such costs. The Fund might also be required to reduce or suspend distributions. Such financial covenants would also limit the ability of the
Sub-Adviser
to adopt the financial structure (e.g., by reducing levels of borrowing) which it would have adopted in the absence of such covenants.
Distributions.
We may not achieve investment results that will allow us to make a specified or stable level of cash distributions and our distributions may decrease over time. In addition, due to the asset coverage test applicable to us as a regulated closed-end
fund, we may be limited in our ability to make distributions.
We may fund our cash distributions to shareholders from any sources of funds available to us, including borrowings, net investment income from operations, capital gains proceeds from the sale of assets, non-capital
gains proceeds from the sale of assets, dividends or other distributions paid to us on account of preferred and common equity investments in portfolio companies and fee and expense reimbursement waivers from the Adviser and its affiliates, if any. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this registration statement. In addition, the inability to satisfy the asset coverage test applicable to us as a registered closed-end
fund may limit our ability to pay distributions. We cannot assure you that we will continue to pay distributions to our shareholders in the future. In the event that we encounter delays in locating suitable investment opportunities, we may pay all or a substantial portion of our distributions from borrowings or sources other than cash flow from operations in anticipation of future cash flow, which may constitute a return of your capital. A return of capital is a return of your investment, rather than a return of earnings or gains derived from our investment activities.
Broker or Dealer or Custodian Insolvency.
The Fund’s assets may be held in one or more accounts maintained for the Fund by its prime brokers or at other brokers or with one or more custodians, which may be located in various jurisdictions. Such prime brokers, local brokers and custodians, as brokerage firms, custodians or commercial banks, may be subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a prime broker or custodian or any of their respective sub-custodians,
agents or affiliates, or a local broker, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Investors should assume that the insolvency of any of the prime brokers or such other service providers would result in a loss to the Fund, which could be material.
Developments in the Structured Credit Markets and Their Broader Impact.
Declines in the market value of ABS and MBS, especially those backed by subprime mortgages, were associated with significant market events resulting in the global financial crisis of 2007–2009 and the subsequent regulatory and market responses to the financial crisis. Increasing credit and valuation problems in the subprime mortgage market generated extreme volatility and illiquidity in the markets for portfolio companies directly or indirectly exposed to subprime mortgage loans. This volatility and illiquidity extended to the global credit and equity markets generally, and, in particular, to the high-yield bond and loan markets, exacerbated by, among other things, uncertainty regarding the extent of problems in the mortgage industry and the degree of exposure of financial institutions and others, decreased risk tolerance by investors and significantly tightened availability of credit. Except for agency RMBS, and despite modest increases in non-agency
RMBS issuance, the market for RMBS has not significantly recovered (relative to the pre-financial
crisis market) from these conditions and it is difficult to predict if or when the non-agency
RMBS market will

recover from such conditions. If the structured credit markets continue to face uncertainty or to deteriorate, then the Fund may not be presented with sufficient investment opportunities in ABS and MBS, which may prevent the Fund from successfully executing investment strategies in such investments. Moreover, further uncertainty or deterioration in the structured credit markets could result in further declines in the market values of or increased uncertainty with respect to such investments made or considered by the Fund, which could require the Fund to dispose of such investments at a loss while such adverse market conditions prevail.

Class M [Member] | Legal and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal and Regulatory Risks
SEC Investigations.
There can be no assurance that the Fund, the
Sub-Adviser
or any of their affiliates will avoid regulatory examination and possibly enforcement actions in the future.
On August 23, 2016, without admitting or denying any wrongdoing, certain affiliates of Apollo consented to the entry of an order to cease and desist from committing or causing any violations and future violations of Sections 206(2) and 206(4) of the Advisers Act and Rules
206(4)-7
and
206(4)-8
thereunder. According to the SEC order, (1) such affiliates did not, among other things, provide sufficient pre-commitment
disclosure regarding the possibility of accelerating otherwise authorized fees upon termination of monitoring agreements with their portfolio investments, (2) certain affiliates of Apollo did not adequately disclose that interest from a loan from a private equity fund to its general partner would be allocated to the general partner, (3) such affiliates of Apollo did not adequately supervise a former senior partner’s expense reimbursement practices and (4) such affiliates of Apollo failed to adopt and implement policies and procedures reasonably designed to prevent violations of the Advisers Act and its rules. As part of the settlement, such affiliates of Apollo agreed to pay $37,527,000 of disgorgement and $2,727,552 of prejudgment interest to shareholders of Apollo-managed funds and a civil monetary penalty of $12,500,000 to the SEC.
There is also a risk that regulatory agencies in the United States and beyond will continue to adopt new laws or regulations (including tax laws or regulations), change existing laws or regulations, or enhance the interpretation or enforcement of existing laws and regulations.
Compliance Failures.
Apollo and certain of its affiliates, including the
Sub-Adviser,
are regulated entities, and any compliance failures or other inappropriate behavior by them may have a material and/or adverse effect on the Fund. The provision of investment management services is regulated in most relevant jurisdictions, and the
Sub-Adviser
(and Apollo generally) must maintain its regulatory authorizations to continue to be involved both in the management of the Fund’s investments and to continue Apollo’s businesses generally. The
Sub-Adviser’s
ability to source and execute investment transactions for the Fund, and investor sentiment with respect to the Fund, may be adversely affected by negative publicity arising from any regulatory compliance failures or other inappropriate behavior by any Apollo affiliate or its investment professionals.
Legal, Tax and Regulatory Risks.
Legal, tax and regulatory changes could occur during the Fund’s term that may adversely affect the Fund or its portfolio companies. There has been, and it is possible that there will be, further involvement of governmental and regulatory authorities in financial markets around the world. For example, the Fund expects to make investments in a number of different industries, some of which are or may become subject to regulation by one or more governmental agencies or authorities. New and existing regulations, changing regulatory requirements and the burdens of regulatory compliance all may have an adverse effect on the performance of investments that operate in these industries.
The
Sub-Adviser
cannot predict whether new legislation or regulation (including new tax measures) will be enacted by legislative bodies or governmental agencies, nor can either of them predict what effect such legislation or regulation might have. There can be no assurance that new legislation or regulation, including changes to existing laws and regulations, will not have an adverse effect on the Fund’s investment performance.
Changes in Tax Law.
The Biden administration may propose significant changes to the U.S. federal tax laws, some or all of which may be enacted. The passage of such legislation, as well as changes or modifications in existing judicial decisions or in the current positions of the IRS, could substantially modify the tax treatment described in this prospectus, possibly on a retroactive basis. The Fund cannot predict whether the U.S. Congress or any other legislative body will enact new tax legislation or whether the IRS or any other Tax Authority will issue new regulations or other guidance, nor can it predict what effect such legislation or regulations might have. There can be no assurance that new legislation or regulations, including changes to existing laws and regulations, will not have an adverse effect on the Fund’s investment performance.
Confidential Information.
As a holder of loans, the Fund may be entitled to receive material, non-public
information regarding borrowers which may limit the ability of Apollo’s funds and accounts, under applicable securities laws, to trade in the public securities of such borrowers, including the borrowers’ high-yield bonds. The Fund anticipates that, to avoid such restriction, it may elect not to receive such non-public
information. In situations where the Fund decides to receive such information, it may seek to discontinue receiving
non-public
information concerning the borrower under a loan when it is disclosed by such borrower that the borrower will issue high-yield bonds in the near future. As a result, the Fund, at times, may receive less information regarding such a borrower than is available to the other investors in such borrower’s loan, which may result in the Fund’s taking actions or refusing to take actions in a manner different than had it received such non-public
information.
Pay-to-Play
Laws, Regulations and Policies.
A number of U.S. states and municipal pension plans have adopted so-called
“pay-to-play”
laws, regulations or policies which prohibit, restrict or require disclosure of payments to (and/or certain contacts with) state officials by individuals and entities seeking to do business with state entities, including those seeking investments by public retirement funds. The SEC has adopted rules that, among other things, prohibit an investment adviser from providing advisory services for compensation to a government client for two years after the adviser or certain of its executives, employees or agents makes a contribution to certain elected officials or candidates. If the
Sub-Adviser,
any of its employees or affiliates or any service provider acting on their behalf fails to comply with such laws, regulations or policies, such non-compliance
could have an adverse effect on the Fund and Apollo generally, and may require the applicable shareholder to withdraw from the Fund.
Tax Audit Considerations.
The Fund may take positions with respect to certain tax issues that depend on legal and other interpretative conclusions. Should any such positions be successfully challenged by the IRS, a shareholder might be found to have a different tax liability for that year than that reported on its federal income tax return. In addition, an audit of the Fund may result in an audit of the returns of some or all of the shareholders, which examination could result in adjustments to the tax consequences initially reported by the Fund and affect items not related to a shareholder’s investment in the Fund. If such adjustments result in an increase in a shareholder’s federal income tax liability for any year, such shareholder may also be liable for interest and penalties with respect to the amount of underpayment. The legal and accounting costs incurred in connection with any audit of the Fund’s tax return will be borne by the Fund. The cost of any audit of a shareholder’s tax return will be borne solely by the shareholder.
Taxation in Foreign Jurisdictions.
The Fund and/or the shareholders could become subject to additional or unforeseen taxation in jurisdictions in which the Fund operates and invests. Changes to taxation treaties (or their interpretation) between the United States and the countries in which the Fund invests may adversely affect the Fund’s ability to efficiently realize income or capital gains. Interest payments on the Fund’s investments in certain jurisdictions and certain other items of income may be subject to withholding taxes and in some cases such withholding taxes may be greater than if such Fund investments were held directly by the shareholders. There can be no assurance that U.S. tax credits may be claimed with respect to such
non-U.S.
taxes incurred. Although the Fund may, where possible, make its investments in a way which minimizes or eliminates withholding taxes, where relevant, there can be no guarantee that such strategies will be successful.
Permanent Establishment Risks.
The Fund intends to conduct its operations in a manner that will not cause it to have a “permanent establishment” in any country outside the United States , as such term is defined in the relevant income tax treaty. There can be no assurance that a particular country will not assert that the Fund has a permanent establishment in such country, and if such assertion were upheld, it can potentially result in adverse tax consequences to the Fund.
Other Regulatory Considerations.
The Fund and/or the
Sub-Adviser
also may be subject to regulation in jurisdictions in which the Fund and the
Sub-Adviser
engage in business. Because the Fund’s business is dynamic and is expected to change over time, the Fund may be subject to new or additional regulatory constraints in the future.
This Prospectus cannot address or anticipate every possible current or future regulation that may affect the
Sub-Adviser,
the Fund or their businesses. Such regulations may have a significant impact on shareholders or the operations of the Fund, including restricting the types of investments the Fund may make, preventing the Fund from exercising its voting rights with regard to certain investments requiring the Fund to disclose the identity of its investors or their beneficial owners, or otherwise. The
Sub-Adviser
may, in its sole discretion, cause the Fund to be subject to such regulations if it believes that an investment or business activity is in the Fund’s interest, even if such regulations may have a detrimental effect on one or more shareholders.

Class M [Member] | Possible Risk of Conflicts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Possible Risk of Conflicts
Potential Conflicts of Interest Risk.
The
Sub-Adviser
will be subject to certain conflicts of interest in its management of the Fund. These conflicts will arise primarily from the involvement of the
Sub-Adviser,
Apollo and their affiliates in other activities that may conflict with those of the Fund. The
Sub-Adviser,
Apollo and their affiliates engage in a broad spectrum of activities. In the ordinary course of their business activities, the
Sub-Adviser,
Apollo and their affiliates may engage in activities where the interests of certain divisions of the
Sub-Adviser,
Apollo and their affiliates or the interests of their clients may conflict with the interests of the Fund or the shareholders of the Fund. Other present and future activities of the
Sub-Adviser,
Apollo and their affiliates may give rise to additional conflicts of interest which may have a negative impact on the Fund.

In addressing these conflicts and regulatory, legal and contractual requirements across its various businesses, Apollo has implemented certain policies and procedures (e.g., information walls) that may reduce the positive synergies that the
Sub-Adviser
may have potentially utilized for purposes of finding attractive investments. Additionally, Apollo may limit a client and/or its portfolio companies from engaging in agreements with or related to companies in which any fund of Apollo has or has considered making an investment or which is otherwise an advisory client of Apollo and/or from time to time restrict or otherwise limit the ability of the Fund to make investments in or otherwise engage in businesses or activities competitive with companies or other clients of Apollo, either as result of contractual restrictions or otherwise. Finally, Apollo has in the past entered, and is likely in the future to enter, into one or more strategic relationships in certain regions or with respect to certain types of investments that, although possibly intended to provide greater opportunities for the Fund, may require the Fund to share such opportunities or otherwise limit the amount of an opportunity the Fund can otherwise take.
As part of its regular business, Apollo provides a broad range of services other than those provided by the
Sub-Adviser,
including investment banking, underwriting, capital markets syndication and advisory (including underwriting), placement, financial advisory, restructuring and advisory, consulting, asset/property management, mortgage servicing, insurance (including title insurance), monitoring, commitment, syndication, origination, servicing, management consulting and other similar operational and finance matters, healthcare consulting/brokerage, group purchasing, organizational, operational, loan servicing, financing, divestment and other services. In addition, Apollo may provide services in the future beyond those currently provided. The Fund will not receive a benefit from the fees or profits derived from such services. In such a case, a client of Apollo would typically require Apollo to act exclusively on its behalf. This request may preclude all of Apollo clients (including the Fund) from participating in related transactions that would otherwise be suitable. Apollo will be under no obligation to decline any such engagements in order to make an investment opportunity available to the Fund. In connection with its other businesses, Apollo will likely come into possession of information that limits its ability to engage in potential transactions. The Fund’s activities are expected to be constrained as a result of the inability of the personnel of Apollo to use such information. For example, employees of Apollo from time to time are prohibited by law or contract from sharing information with members of the
Sub-Adviser’s
investment team that would be relevant to monitoring the Fund’s portfolio and other investment decisions. Additionally, there are expected to be circumstances in which one or more of certain individuals associated with Apollo will be precluded from providing services related to the Fund’s activities because of certain confidential information available to those individuals or to other parts of Apollo (e.g., trading may be restricted). Apollo has long term relationships with a significant number of corporations and their senior management. In determining whether to invest in a particular transaction on behalf of the Fund, the
Sub-Adviser
will consider those relationships, and may decline to participate in a transaction as a result of such relationships. The Fund may also co invest with clients of Apollo in particular investment opportunities, and the relationship with such clients could influence the decisions made by the
Sub-Adviser
with respect to such investments. The Fund may be forced to sell or hold existing investments as a result of various relationships that Apollo may have or transactions or investments Apollo and its affiliates may make or have made. The inability to transact in any security, derivative or loan held by the Fund could result in significant losses to the Fund.
Limitations on Transactions with Affiliates Risk.
The 1940 Act limits our ability to enter into certain transactions with certain of our affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security directly from or to any portfolio company of or private equity fund managed by Apollo or any of their respective affiliates. However, the Fund may under certain circumstances purchase any such portfolio company’s loans or securities in the secondary market, which could create a conflict for the
Sub-Adviser
between the interests of the Fund and the portfolio company, in that the ability of the
Sub-Adviser
to recommend actions in the best interest of the Fund might be impaired. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to us.
Dependence on Key Personnel Risk.
The
Sub-Adviser
is dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the
Sub-Adviser
were to lose the services of these individuals, its ability to service the Fund could be adversely affected. As with any managed fund, the
Sub-Adviser
may not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio and the Fund’s performance may lag behind that of similar funds. The
Sub-Adviser
has informed the Fund that the investment professionals associated with the
Sub-Adviser
are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. In addition, individuals not currently associated with the
Sub-Adviser
may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals.
The
Sub-Adviser’s
ability to successfully manage the Fund depends on the
Sub-Adviser’s
employees and advisors. The
Sub-Adviser
will be relying extensively on the experience, relationships and expertise of these persons. There can be no assurance that these persons will remain with the
Sub-Adviser
or will otherwise continue to be able to carry on their current duties throughout the life of the Fund (which is expected to be indefinite) or that the
Sub-Adviser
will be able to attract and retain replacements or additional persons when needed. Additionally, investment professionals and other employees and advisors to the
Sub-Adviser
may not have been involved with the investment decisions and transactions made by the
Sub-Adviser
or any other Apollo Client described herein and may have a limited history working for Apollo. The loss of the services of one or more of these professionals could have an adverse impact on the Fund’s ability to realize its investment objectives. The Fund will also depend on the success of operating executives (including persons or entities employed, engaged or retained by Apollo) in supplementing the Fund’s investment team, among other things, in sourcing investment opportunities, in transaction analysis and due diligence, and with asset management, managerial and operational skills as appropriate for the assets in question. Certain industry executives, advisors, consultants and operating executives may be exclusive to Apollo or the Fund and could be employees of Apollo, but may not have the same compensation incentives as the Fund’s investment team due to, among other things, factors that distinguish these engagements from those of Apollo investment professionals, including the aspects of the transactions in which they are involved or the performance metrics upon which their compensation is based. Furthermore, certain Apollo personnel, in addition to their responsibilities on behalf of the
Sub-Adviser
and the Fund, are and will continue to be involved in the investment activities of other Apollo Clients, in other business activities of Apollo (including Apollo-sponsored SPACs and their acquisition targets) and in personal investment activities. In particular, the managing partners of Apollo have established family offices to provide investment advisory, accounting, administrative and other services to their respective family accounts (including certain charitable accounts) in connection with their personal investment activities unrelated to their investments in Apollo entities, and their respective involvement in such family offices will require the respective resources and attention of each such managing partner who may also have responsibilities to the Fund’s affairs.
The Fund has no employees and no separate facilities and is reliant on the
Sub-Adviser,
which has significant discretion as to the implementation of the Fund’s investment objective and policy. In particular, the Fund’s performance will depend on the success of the
Sub-Adviser’s
investment process.
Accordingly, the Fund will depend on the
Sub-Adviser’s
assessment of an appropriate acquisition price for, and
on-going
valuation of, the Fund’s investments. The acquisition price determined by the
Sub-Adviser
in respect of each investment position will be based on the returns that the
Sub-Adviser
expects the investment to generate, based on, among other things, the
Sub-Adviser’s
assessment of the nature of the investment and the relevant collateral, security position, risk profile and historical default rates of the position and supply and demand in the secondary loan market. Each of these factors involves subjective judgments and forward-looking determinations by the
Sub-Adviser.
If the
Sub-Adviser
misprices an investment (for whatever reason), the actual returns on the investment may be less than anticipated at the time of acquisition. Further, in light of the illiquidity of the investment, it may be difficult for the Fund to dispose of the investment at a price similar to the acquisition price.
Competition for Investment Opportunities.
There is currently, and will likely continue to be, competition for investment opportunities by investment vehicles and others with investment objectives and strategies identical or similar to the Fund’s investment objectives and strategies, as well as by business development companies, master limited partnerships, strategic investors, hedge funds and others. Some of these competitors may have more relevant experience, greater financial, technical, marketing and other resources, more personnel, higher risk tolerances, different risk assessments, lower return thresholds, lower cost of capital and access to funding sources unavailable to the Fund and a greater ability to achieve synergistic cost savings in respect of an investment than the Fund, the
Sub-Adviser,
Apollo or any of their respective affiliates. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number of opportunities available to the Fund and adversely affecting the terms, including pricing, upon which portfolio investments can be made. Such competition may be particularly acute with respect to participation by the Fund in auction proceedings. To the extent that the Fund encounters competition for investments, returns to shareholders may decrease.
Based on the foregoing, there can be no assurance that the Fund will be able to identify or consummate investments that satisfy the Fund’s rate of return objectives or realize upon their values, or that the Fund will be able to invest fully its committed capital. The success of the Fund will depend on the
Sub-Adviser’s
ability to identify suitable investments, to negotiate and arrange the closing of appropriate transactions and to arrange the timely disposition of portfolio investments.
Allocation of Investment Opportunities.
Apollo will provide investment management services to other Apollo Clients, and Apollo and/or such Apollo Clients may have one or more investment strategies that overlap or conflict with those of the Fund. The employment by Apollo of conflicting and/or overlapping strategies for other Apollo Clients may adversely affect the prices and availability of the securities and other assets in which the Fund invests. If participation in specific investment opportunities is appropriate for both the Fund and one or more other Apollo Clients (or Apollo itself, such as an Apollo-sponsored SPAC), participation in such opportunities will be allocated pursuant to Apollo’s allocation policies and procedures. There can be no assurance, however, that the application of such policies will result in the allocation of a specific investment opportunity to the Fund or that the Fund will participate in all investment opportunities falling within its investment objective. Such considerations may result in allocations of certain investments among the Fund and other Apollo Clients on other than a pari passu basis and, in some cases, to a newly-formed Apollo Client established for a particular investment. In the past, the application of such policies has resulted in the allocation by Apollo of certain investment opportunities relating to the alternative investment management business to (i) Apollo rather than to Apollo Clients and (ii) a newly-formed Apollo Client created for a particular investment opportunity or otherwise, and Apollo expects to allocate certain opportunities in a similar manner in the future. It is possible that the allocation of such opportunities to Apollo rather than to Apollo Clients, such as the Fund, may occur as a result of, in connection with, or ancillary to, the allocation of investment opportunities to such Apollo Clients (e.g., where Apollo has been afforded an opportunity to acquire an alternative investment management business as a result of an investment made or proposed to be made by the Fund). It is possible that the allocation of such opportunities to Apollo rather than to Apollo Clients, such as the Fund, may occur as a result of, in connection with, or ancillary to, the allocation of investment opportunities to such Apollo Clients (e.g., where Apollo has been afforded an opportunity to acquire an alternative investment management business as a result of an investment made or proposed to be made by the Fund).

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to shares
Class A Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share			$ 21.66
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class A Shares
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			3,481,066
Class A Shares [Member] | Class F [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class A Shares
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			3,481,066
Class A Shares [Member] | Class M [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class A Shares
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			3,481,066
Class C Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share			$ 21.65
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class C Shares
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			4,121,988
Class C Shares [Member] | Class F [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class C Shares
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			4,121,988
Class C Shares [Member] | Class M [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class C Shares
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			4,121,988
Class I Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share			$ 21.65
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I Shares
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			23,322,679
Class I Shares [Member] | Class F [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I Shares
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			23,322,679
Class I Shares [Member] | Class M [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I Shares
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			23,322,679
Class F Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class F Shares
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			689,098
Class F Shares [Member] | Class F [Member]
General Description of Registrant [Abstract]
NAV Per Share			$ 21.66
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class F Shares
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			689,098
Class F Shares [Member] | Class M [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class F Shares
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			689,098
Class L Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share			$ 21.65
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class L Shares
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			658,970
Class L Shares [Member] | Class F [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class L Shares
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			658,970
Class L Shares [Member] | Class M [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class L Shares
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			658,970
Class M Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class M Shares
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			4,431
Class M Shares [Member] | Class F [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class M Shares
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			4,431
Class M Shares [Member] | Class M [Member]
General Description of Registrant [Abstract]
NAV Per Share			$ 21.66
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class M Shares
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			4,431

[1]	Class C shareholders may be subject to a contingent deferred sales charge on shares repurchased during the first 365 days after their purchase.
[2]	The “Management Fees” and “Total Annual Expenses” have been adjusted to reflect the decrease in the management fee from 1.85% to 1.50% effective August 24, 2022.
[3]	CLO expenses are not included in the Other Expenses. If such expenses were included, they would be approximately 0.01% of the Fund’s net assets.
[4]	The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 2.25%, 3.00%, 2.00% and 2.50% per annum of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class L shares, respectively. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date on which they were incurred; and (2) the reimbursement may not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain in effect at least through April 30, 2024, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. The Expense Limitation Agreement may be renewed at the Adviser’s and Board’s discretion. See “Management of the Fund.” The total annual expenses in this fee table is different from the ratio of expenses to average net assets given in the Financial Highlights, because the Financial Highlights do not include acquired fund fees and expenses.
[5]	Class C shares and Class L shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class C shares and Class L shares. The Distribution Fee is payable on a monthly basis. See “Plan of Distribution.”
[6]	If the Contingent Deferred Sales Charge applies. See “Contingent Deferred Sales Charge” under “Quarterly Repurchases of Shares.” If the Contingent Deferred Sales Charge does not apply, the hypothetical expenses you would pay on $1,000 investment in Class C shares would be $34, assuming annual expenses attributable to shares remain unchanged, shares earn a 5% annual return, and you redeemed your shares in full at the end of the 1 Year period.
[7]	The Adviser and the Fund have entered into the Expense Limitation Agreement. Pursuant to the Expense Limitation Agreement, the Adviser has contractually agreed to waive its fees and/or to reimburse the Fund for expenses the Fund incurs to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursements (including taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs and organizational costs and offering costs) to the extent that they exceed, per annum, 1.50% of the Fund’s average daily net assets attributable to Class F shares so long as Class F shares are outstanding and the Adviser is the investment adviser to the Fund, unless and until the Board approves the Expense Limitation Agreement’s modification or termination. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses paid not more than three years from the date on which they were incurred; and (2) the reimbursement may not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. See “Management of the Fund.” The total annual expenses in this fee table is different from the ratio of expenses to average net assets given in the Financial Highlights, because the Financial Highlights do not include acquired fund fees and expenses.
[8]	While neither the Fund nor the Distributor imposes an initial sales charge, if you buy Class M shares through certain financial intermediaries, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.
[9]	Class M shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class M shares and is payable on a monthly basis. See “Plan of Distribution.”
[10]	The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 2.75% per annum of the Fund’s average daily net assets attributable to Class M shares. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date on which they were incurred; and (2) the reimbursement may not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain in effect at least through April 30, 2024 unless and until the Board approves its modification or termination. This agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. The Expense Limitation Agreement may be renewed at the Adviser’s and Board’s discretion. See “Management of the Fund.” The total annual expenses in this fee table is different from the ratio of expenses to average net assets given in the Financial Highlights, because the Financial Highlights do not include acquired fund fees and expenses.